Document And Entity Information	6 Months Ended
Jun. 30, 2012
Entity Registrant Name	Realogy Holdings Corp.
Entity Central Index Key	0001398987
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Document Type	S-1/A
Document Period End Date	Jun 30, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q2
Amendment Flag	true
Amendment Description	Amendment Number 5

Consolidated Statements Of Operations (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2012		Jun. 30, 2011		Jun. 30, 2012		Jun. 30, 2011		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Revenues
Gross commission income	$ 983		$ 873		$ 1,589		$ 1,448		$ 2,926		$ 2,965		$ 2,886
Service revenue	208		192		380		356		752		700		621
Franchise fees	76		70		130		121		256		263		273
Other	42		44		85		85		159		162		152
Net revenues	1,309	[1],[2]	1,179	[1],[2]	2,184	[1],[2]	2,010	[1],[2]	4,093	[3],[4]	4,090	[3],[4]	3,932	[3],[4]
Expenses
Commission and other agent-related costs	662		577		1,064		951		1,932		1,932		1,850
Operating	325		317		643		635		1,270		1,241		1,263
Marketing	52		54		103		97		185		179		161
General and administrative	79		56		156		127		254		238		250
Former parent legacy costs (benefit), net	0		(12)		(3)		(14)		(15)		(323)		(34)
Restructuring costs	2		3		5		5		11		21		70
Merger costs									1		1		1
Depreciation and amortization	44		47		89		93		186		197		194
Interest expense, net	176		161		346		340		666		604		583
Loss on the early extinguishment of debt	0		0		6		36		36		0		(75)
Other (income)/expense, net	0		0		1		0		0		(6)		3
Total expenses	1,340		1,203		2,410		2,270		4,526		4,084		4,266
Loss before income taxes, equity in earnings and noncontrolling interests	(31)		(24)	[5]	(226)		(260)		(433)		6		(334)
Income tax expense	8		1		15		2		32		133		(50)
Equity in earnings of unconsolidated entities	(15)		(4)		(25)		(4)		(26)		(30)		(24)
Net loss	(24)		(21)		(216)		(258)		(439)		(97)		(260)
Less: Net income attributable to noncontrolling interests	(1)		(1)		(1)		(1)		(2)		(2)		(2)
Net loss attributable to Realogy Holdings	$ (25)		$ (22)		$ (217)		$ (259)		$ (441)		$ (99)		$ (262)
Earnings (loss) per share attributable to Realogy Holdings:
Basic loss per share: (in dollars per share)	$ (3.12)		$ (2.74)	[6]	$ (27.07)		$ (32.31)		$ (55.01)		$ (12.35)		$ (32.71)
Diluted loss per share: (in dollars per share)	$ (3.12)		$ (2.74)	[6]	$ (27.07)		$ (32.31)		$ (55.01)		$ (12.35)		$ (32.71)
Weighted average common and common equivalent shares of Realogy Holdings outstanding:
Basic: (in shares)	8		8		8		8		8		8		8
Diluted: (in shares)	8		8		8		8		8		8		8

[1]	Revenues for the Real Estate Franchise Services segment include intercompany royalties and marketing fees paid by the Company Owned Real Estate Brokerage Services segment of $70 million and $117 million for the three and six months ended June 30, 2012, respectively, and $65 million and $109 million for the three and six months ended June 30, 2011, respectively. Transactions between segments are eliminated in consolidation. Such amounts are eliminated through the Corporate and Other line.
[2]	Revenues for the Relocation Services segment include intercompany referral and relocation fees paid by the Company Owned Real Estate Brokerage Services segment of $11 million and $18 million for the three and six months ended June 30, 2012, respectively, and $11 million and $18 million for the three and six months ended June 30, 2011, respectively. Such amounts are recorded as contra-revenues by the Company Owned Real Estate Brokerage Services segment. There are no other material inter-segment transactions.
[3]	Transactions between segments are eliminated in consolidation. Revenues for the Real Estate Franchise Services segment include intercompany royalties and marketing fees paid by the Company Owned Real Estate Brokerage Services segment of $216 million for the year ended December 31, 2011, $216 million for the year ended December 31, 2010 and $213 million for the year ended December 31, 2009. Such amounts are eliminated through the Corporate and Other line.
[4]	Revenues for the Relocation Services segment include intercompany referral and relocation fees paid by the Company Owned Real Estate Brokerage Services segment of $37 million for the year ended December 31, 2011, $37 million for the year ended December 31, 2010 and $34 million for the year ended December 31, 2009. Such amounts are recorded as contra-revenues by the Company Owned Real Estate Brokerage Services segment. There are no other material inter-segment transactions.
[5]	The quarterly results include the following: •A loss on the early extinguishment of debt of $36 million in the first quarter;•Former parent legacy cost (benefit) of $(2) million, $(12) million, $(3) million and $2 million in the first, second, third and fourth quarters, respectively; •Restructuring charges of $2 million, $3 million, $3 million and $3 million in the first, second, third and fourth quarters, respectively; and •Merger costs of $1 million in the fourth quarter.
[6]	Basic and diluted EPS amounts in each quarter are computed using the weighted-average number of shares outstanding during that quarter, while basic and diluted EPS for the full year is computed using the weighted-average number of shares outstanding during the year. Therefore, the sum of the four quarters’ basic or diluted EPS may not equal the full year basic or diluted EPS.

Consolidated Statements of Comprehensive Loss (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statement of Other Comprehensive Income [Abstract]
Net loss	$ (24)	$ (21)	$ (216)	$ (258)	$ (439)	$ (97)	$ (260)
Currency Translation Adjustment	(1)	0	1	1	(1)	0	3
Defined Benefit Pension Plan:
Actuarial loss for pension plan					(24)	(7)	(4)
Less: amortization of actuarial loss to periodic pension cost	2	0	3	0	3	2	2
Defined benefit pension plan					(21)	(5)	(2)
Cash Flow Hedges:
Unrealized loss on interest rate hedges					0	(11)	(10)
Less: interest rate hedge losses to interest expense	0	0	0	(1)	(1)	(19)	(23)
Less: de-designation of interest rate hedges to interest expense	0	0	0	(17)	(17)	0	0
Cash flow hedges	0	0	0	18	18	8	13
Other comprehensive income (loss), before tax	1	0	4	19	(4)	3	14
Income tax expense (benefit) related to items of other comprehensive income	0	0	1	8	(2)	1	0
Other comprehensive income (loss), net of tax	1	0	3	11	(2)	2	14
Comprehensive loss	(23)	(21)	(213)	(247)	(441)	(95)	(246)
Less: comprehensive income attributable to noncontrolling	(1)	(1)	(1)	(1)	(2)	(2)	(2)
Comprehensive loss attributable to Realogy Holdings	$ (24)	$ (22)	$ (214)	$ (248)	$ (443)	$ (97)	$ (248)

Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 138	$ 143	$ 192
Trade receivables (net of allowance for doubtful accounts of $58, $64 and $67)	147	120	114
Relocation receivables	419	378	386
Relocation properties held for sale	10	11	21
Deferred income taxes	59	66	76
Other current assets	97	88	109
Total current assets	870	806	898
Property and equipment, net	151	165	186
Goodwill	3,303	3,299	3,296
Trademarks	732	732	732
Franchise agreements, net	1,663	1,697	1,764
Other intangibles, net	418	439	478
Other non-current assets	225	212	215
Total assets	7,362	7,350	7,569
Current liabilities:
Accounts payable	214	184	203
Securitization obligations	267	327	331
Due to former parent	76	80	104
Revolving credit facility and current portion of long-term debt	214	325	194
Accrued expenses and other current liabilities	583	520	525
Total current liabilities	1,354	1,436	1,357
Long-term debt	7,121	6,825	6,698
Deferred income taxes	426	421	414
Other non-current liabilities	173	167	163
Total liabilities	9,074	8,849	8,632
Equity (deficit):
Realogy Holdings common stock: $.01 par value; 178,000,000 shares authorized, 4,200 Class A shares outstanding, 8,017,080 Class B shares outstanding at June 30, 2012 and December 31, 2011 and 8,017,240 Class B shares outstanding at December 31, 2010	0	0	0
Additional paid-in capital	2,035	2,033	2,026
Accumulated deficit	(3,719)	(3,502)	(3,061)
Accumulated other comprehensive loss	(30)	(32)	(30)
Total Realogy Holdings stockholders' deficit	(1,714)	(1,501)	(1,065)
Noncontrolling interests	2	2	2
Total equity (deficit)	(1,712)	(1,499)	(1,063)
Total liabilities and equity (deficit)	$ 7,362	$ 7,350	$ 7,569

Consolidated Balance Sheet Parenthetical (USD $) In Millions, except Share data, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 27, 2012 Realogy Holdings [Member] Common Class A [Member]	Jun. 30, 2012 Realogy Holdings [Member] Common Class A [Member]	Dec. 31, 2011 Realogy Holdings [Member] Common Class A [Member]	Jan. 05, 2011 Realogy Holdings [Member] Common Class A [Member]	Sep. 27, 2012 Realogy Holdings [Member] Common Class B [Member]	Jun. 30, 2012 Realogy Holdings [Member] Common Class B [Member]	Dec. 31, 2011 Realogy Holdings [Member] Common Class B [Member]	Jan. 05, 2011 Realogy Holdings [Member] Common Class B [Member]
Allowance for doubtful accounts	$ 58	$ 64	$ 67
Common stock, par value (per share)		$ 0.01	$ 0.01				$ 0.01				$ 0.01
Common stock, shares authorized		178,000,000	178,000,000				168,000,000				10,000,000
Common Stock, Shares, Outstanding				4,200	4,200	4,200		8,017,080	8,017,080	8,017,080

Consolidated Statements Of Cash Flows (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating Activities
Net loss	$ (216)	$ (258)	$ (439)	$ (97)	$ (260)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation and amortization	89	93	186	197	194
Deferred income taxes	12	(1)	18	131	(59)
Amortization of deferred financing costs and discount on unsecured notes	8	9	18	30	29
Loss on the early extinguishment of debt	6	36	36	0	(75)
De-designation of interest rate hedges	0	17	17	0	0
Equity in earnings of unconsolidated entities	(25)	(4)	(26)	(30)	(24)
Other adjustments to net loss	6	10	12	20	43
Net change in assets and liabilities, excluding the impact of acquisitions and dispositions:
Trade receivables	(27)	(32)	(6)	(9)	40
Relocation receivables and advances	(41)	(41)	8	(27)	442
Relocation properties held for sale	2	2	9	43	22
Other assets	1	(8)	3	(6)	19
Accounts payable, accrued expenses and other liabilities	82	(1)	(23)	30	26
Due (to) from former parent	(5)	(23)	(23)	(403)	(48)
Other, net	15	7	18	3	(8)
Net cash used in operating activities	(93)	(194)	(192)	(118)	341
Investing Activities
Property and equipment additions	(19)	(25)	(49)	(49)	(40)
Net assets acquired (net of cash acquired) and acquisition-related payments	(4)	(4)	(6)	(17)	(5)
Net proceeds from sale of assets			0	5	0
(Purchases of) proceeds from certificates of deposits, net	(4)	9	5	(9)	0
Change in restricted cash	(3)	1	6	0	(2)
Other, net	0	(5)	(5)	0	0
Net cash used in investing activities	(30)	(24)	(49)	(70)	(47)
Financing Activities
Net change in revolving credit facilities	(94)	125	145	142	(515)
Proceeds from term loan extension	0	98	98	0	0
Repayments of term loan credit facility	(640)	(703)	(706)	(32)	(32)
Proceeds from issuance of First/Second Lien Loans	593	0	0	0	500
Proceeds from issuance of First and a Half Lien Notes	325	700	700	0	0
Repayment of prior securitization obligations			(299)	0	0
Proceeds from new securitization obligations			295	0	0
Net change in securitization obligations	(61)	(4)	0	27	(410)
Debt issuance costs	(3)	(34)	(35)	0	(11)
Other, net	(2)	(3)	(6)	(13)	(11)
Net cash provided by (used in) financing activities	118	179	192	124	(479)
Effect of changes in exchange rates on cash and cash equivalents	0	1	0	1	3
Net decrease in cash and cash equivalents	(5)	(38)	(49)	(63)	(182)
Cash and cash equivalents, beginning of period	143	192	192	255	437
Cash and cash equivalents, end of period	138	154	143	192	255
Supplemental Disclosure of Cash Flow Information
Interest payments (including securitization interest expense)	320	287	608	550	487
Income tax payments, net	$ 4	$ 2	$ 3	$ 7	$ 6

Consolidated Statements Of Equity (Deficit) (USD $) In Millions, except Share data	Total	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Loss [Member]		Non-controlling Interests [Member]
Balance at Dec. 31, 2008	$ (731)	$ 0	$ 2,013	$ (2,700)	$ (46)		$ 2
Balance (in shares) at at Dec. 31, 2008		8,000,000
Net loss	(260)			(262)			2
Other comprehensive income (loss)	14				14	[1]
Stock-based compensation	7		7
Dividends	(2)						(2)
Balance at Dec. 31, 2009	(972)	0	2,020	(2,962)	(32)		2
Balance (in shares) at at Dec. 31, 2009		8,000,000
Net loss	(97)			(99)			2
Other comprehensive income (loss)	2				2	[1]
Stock-based compensation (in shares)		0
Stock-based compensation	6		6
Dividends	(2)						(2)
Balance at Dec. 31, 2010	(1,063)	0	2,026	(3,061)	(30)		2
Balance (in shares) at at Dec. 31, 2010		8,000,000
Net loss	(439)			(441)			2
Other comprehensive income (loss)	(2)				(2)	[1]
Stock-based compensation	7		7
Dividends	(2)						(2)
Balance at Dec. 31, 2011	$ (1,499)	$ 0	$ 2,033	$ (3,502)	$ (32)		$ 2
Balance (in shares) at at Dec. 31, 2011		8,000,000

[1]	As of December 31, 2011, the Company does not have any after-tax components of accumulated other comprehensive loss attributable to noncontrolling interests.

Basis of Presentation	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
BASIS OF PRESENTATION
Realogy Holdings Corp., a Delaware corporation (“Holdings”), formerly known as Domus Holdings Corp., is a holding company for its wholly owned subsidiary, Domus Intermediate Holdings Corp., a Delaware corporation (“Intermediate”). Intermediate is a holding company for its wholly owned subsidiary, Realogy Corporation, a Delaware corporation (“Realogy”), and its subsidiaries (Holdings, Intermediate and Realogy and its subsidiaries being referred to herein collectively as the “Company”). Holdings derives all of its operating income and cash flows from Realogy and its subsidiaries.
Holdings was incorporated on December 14, 2006. On December 15, 2006, Holdings and its wholly owned subsidiary Domus Acquisition Corp., entered into an agreement and plan of merger (the “Merger”) with Realogy which was consummated on April 10, 2007 with Holdings becoming the indirect parent company of Realogy. Holdings is owned by investment funds affiliated with, or co-investment vehicles managed by, Apollo Management VI, L.P., an entity affiliated with Apollo Management, L.P. (collectively referred to as “Apollo”) and members of the Company's management. As of June 30, 2012, all of Realogy's issued and outstanding common stock was currently owned by Intermediate, a direct wholly owned subsidiary of Holdings.
Realogy is a global provider of real estate and relocation services. Realogy was incorporated in January 2006 to facilitate a plan by Cendant Corporation (now known as Avis Budget Group, Inc.) to separate into four independent companies—one for each of Cendant's business units—real estate services or Realogy, travel distribution services (“Travelport”), hospitality services, including timeshare resorts (“Wyndham Worldwide”), and vehicle rental (“Avis Budget Group”). On July 31, 2006, the separation (“Separation”) from Cendant became effective.
Realogy incurred indebtedness in connection with the Merger which included borrowings under Realogy's senior secured credit facility (the “Senior Secured Credit Facility”) and the issuance of unsecured notes. See Note 5, “Short and Long-Term Debt” for additional information on the indebtedness incurred related to the Merger, indebtedness incurred following the Merger as well as additional information related to the senior secured leverage ratio that Realogy is required to maintain.
The accompanying Condensed Consolidated Financial Statements include the financial statements of Holdings and these statements have been prepared in accordance with accounting principles generally accepted in the United States of America and with Article 10 of Regulation S-X. Interim results may not be indicative of full year performance because of seasonal and short-term variations. The Company has eliminated all material intercompany transactions and balances between entities consolidated in these financial statements. In presenting the Condensed Consolidated Financial Statements, management makes estimates and assumptions that affect the amounts reported and the related disclosures. Estimates, by their nature, are based on judgment and available information. Accordingly, actual results could differ materially from those estimates.
Holdings' only asset is its investment in the common stock of Intermediate, and Intermediate's only asset is its investment in the common stock of Realogy. Holdings' only obligations are its guarantees of certain borrowings and certain franchise obligations of Realogy. All expenses incurred by Holdings and Intermediate are for the benefit of Realogy and have been reflected in Realogy's consolidated financial statements. In management's opinion, the accompanying Condensed Consolidated Financial Statements reflect all normal and recurring adjustments necessary to present fairly Holdings' financial position as of June 30, 2012 and the results of operations, and comprehensive loss for the three and six months ended June 30, 2012 and 2011 and cash flows for the six months ended June 30, 2012 and 2011.
As the interim Condensed Consolidated Financial Statements are prepared using the same accounting principles and policies used to prepare the annual financial statements, they should be read in conjunction with the Consolidated Financial Statements for the year ended December 31, 2011 included in the Annual Report on Form 10-K for the year ended December 31, 2011.
NRT Franchise Agreement - Revision of Prior Period Financial Statements
In connection with the preparation of the Registration Statement, the Company identified and corrected an error in the manner in which it had allocated the purchase price paid by Apollo subsequent to their 2007 acquisition. Specifically, the Company inappropriately identified the discounted cash flows generated from the Real Estate Franchise Services franchise agreement with NRT as a separately identifiable indefinite lived intangible asset. The Company concluded that the value ascribed to this agreement should have been attributed to the Real Estate Franchise Services business unit as goodwill. Accordingly, the Company corrected its error through the elimination of the Real Estate Franchise Services franchise agreement with NRT intangible asset and increased the value associated with its goodwill, which resulted in a concurrent decrease in its deferred income tax liability. In accordance with accounting guidance found in ASC 250-10 (SEC Staff Accounting Bulletin No. 99, Materiality), the Company assessed the materiality of the error and concluded that the error was not material to any of its previously issued financial statements. This non-cash error had no impact to the Company's condensed consolidated statement of operations or cash flows for any of the periods presented in these financial statements.
The following table presents the effect the revision had on the Condensed Condensed Consolidated Balance Sheets at June 30, 2012 and December 31, 2011:

	June 30, 2012
	(in millions)
	As Previously Reported	Adjustment	As Revised
Goodwill	2,618	685	3,303
Franchise agreements, net	2,808	(1,145)	1,663
Total Assets	7,822	(460)	7,362
Deferred income taxes	895	(469)	426
Total Liabilities	9,543	(469)	9,074
Accumulated deficit	(3,728)	9	(3,719)

	December 31, 2011
	(in millions)
	As Previously Reported	Adjustment	As Revised
Goodwill	2,614	685	3,299
Franchise agreements, net	2,842	(1,145)	1,697
Total Assets	7,810	(460)	7,350
Deferred income taxes	890	(469)	421
Total Liabilities	9,318	(469)	8,849
Accumulated deficit	(3,511)	9	(3,502)

Amendment to Certificate of Incorporation; Reverse Stock Split:
On September 11, 2012, the Board of Directors approved an amendment to its Certificate of Incorporation to effect a change in the name of the Company to Realogy Holdings Corp., to amend and restate its authorized capital stock and to approve a reverse stock split of the Company's Class A and Class B Common Stock at a ratio of 1 to 25 (the “Reverse Stock Split”). On the same day, the stockholders of the Company approved the foregoing amendments to the Company's Certificate of Incorporation.
On September 27, 2012, the Company filed a Certificate of Amendment to its Certificate of Incorporation (the “Certificate of Amendment”) with the Secretary of State of the State of Delaware to effect the change in authorized capital stock, the Reverse Stock Split and the name change. The Certificate of Amendment provides that the Reverse Stock Split became effective upon filing, at which time every twenty five (25) issued and outstanding shares of the Company's Class A Common Stock and Class B Common Stock were automatically combined into one (1) issued and outstanding share of the respective class of the Company's Common Stock, without any change in par value. Immediately following the Reverse Stock Split, there were 4,200 shares of Class A Common Stock issued and outstanding and 8,017,080 shares of Class B Common stock issued and outstanding. The Company did not issue any fractional shares in connection with the Reverse Stock Split, but rounded those shares up to the next whole share. Pursuant to the terms of the Convertible Notes, the stated conversion rates applicable to each series of Convertible Notes were adjusted to reflect the Reverse Stock Split. In addition, pursuant to the terms of the 2007 Stock Incentive Plan, the number of shares reserved there under, as well as the number of options outstanding and their stated exercise prices, was adjusted to reflect the Reverse Stock Split. All amounts and per share data presented in the accompanying consolidated financial statements and related notes give retroactive effect to the Reverse Stock Split for all periods presented.
2012 Senior Secured Notes Offering
On February 2, 2012, Realogy issued $593 million of First Lien Notes and $325 million of New First and a Half Lien Notes to repay amounts outstanding under its senior secured credit facility. The First Lien Notes and the New First and a Half Lien Notes are senior secured obligations of the Company and will mature on January 15, 2020. Interest is payable semiannually on January 15 and July 15 of each year, commencing July 15, 2012. The First Lien Notes and the New First and a Half Lien Notes were issued in a private offering that is exempt from the registration requirements of the Securities Act.
The Company used the proceeds from the offering, of approximately $918 million, to: (i) prepay $629 million of its non-extended term loan borrowings under its senior secured credit facility which were due to mature in October 2013, (ii) repay all of the $133 million in outstanding borrowings under its non-extended revolving credit facility which was due to mature in April 2013, and (iii) repay $156 million of the outstanding borrowings under its extended revolving credit facility. In conjunction with the repayments of $289 million described in clauses (ii) and (iii), the Company reduced the commitments under its non-extended revolving credit facility by a like amount, thereby terminating the non-extended revolving credit facility.
Under the terms of the Senior Secured Credit Facility, the New First and a Half Lien Notes (as well as the Existing First and a Half Lien Notes) do not constitute senior secured debt for purposes of calculating the senior secured leverage ratio maintenance covenant under our senior secured credit facility. This facility requires Realogy to maintain a senior secured leverage ratio of total senior secured net debt to trailing 12-month Adjusted EBITDA (as defined in Note 5, “Short and Long-Term Debt”), that may not exceed 4.75 to 1.0. Realogy was in compliance with the senior secured leverage covenant with a senior secured leverage ratio of 4.08 to 1.0 at June 30, 2012.
Earnings (loss) per share attributable to Holdings
Basic earnings per share is computed based upon weighted-average shares outstanding during the period. Dilutive earnings per share is computed consistently with the basic computation while giving effect to all dilutive potential common shares and common share equivalents that were outstanding during the period. Holdings uses the treasury stock method to reflect the potential dilutive effect of unvested stock awards and unexercised options.
The Company was in a net loss position for the three and six months ended June 30, 2012 and therefore the impact of stock options, restricted stock and the convertible notes were excluded from the computation of dilutive earnings (loss) per share as the inclusion of such amounts would be anti-dilutive. At June 30, 2012, the number of shares of common stock issuable under the stock options, restricted stock and the convertible notes that were excluded from the computation was 2 million, 4 thousand and 81 million, respectively.
Derivative Instruments
The Company uses foreign currency forward contracts largely to manage its exposure to changes in foreign currency exchange rates associated with its foreign currency denominated receivables and payables.  The Company primarily manages its foreign currency exposure to the Swiss Franc, Canadian Dollar, British Pound and Euro. The Company has elected not to utilize hedge accounting for these forward contracts; therefore, any change in fair value is recorded in the Consolidated Statements of Operations. However, the fluctuations in the value of these forward contracts generally offset the impact of changes in the value of the underlying risk that they are intended to economically hedge. As of June 30, 2012 and December 31, 2011, the Company had outstanding foreign currency forward contracts with a fair value of less than $1 million and a notional value of $15 million.
The Company also enters into interest rate swaps to manage its exposure to changes in interest rates associated with its variable rate borrowings. The Company has four interest rate swaps with an aggregate notional value of $850 million to hedge the variability in cash flows resulting from the term loan facility. One swap, with a notional value of $225 million, expired in July 2012, the second swap, with a notional value of $200 million, expires in December 2012, the third swap, with a notional value of $225 million, commences in July 2012 and expires in October 2016, and the fourth swap with a notional value of $200 million, commences in January 2013 and expires in October 2016. The Company is utilizing pay fixed interest swaps (in exchange for floating LIBOR rate based payments) to perform this hedging strategy.
At December 31, 2010, the interest rate swap derivatives were being accounted for as cash flow hedges in accordance with the FASB’s derivative and hedging guidance and the unfavorable fair market value of the swaps was recorded within Accumulated Other Comprehensive Income/(Loss) (“AOCI”). Following the completion of the 2011 Refinancing Transactions, the Company was not able to maintain hedge effectiveness in accordance with the accounting guidance. As a result, the interest rate swaps were de-designated as cash flow hedging instruments and the fair value of $17 million was reclassified from AOCI and recognized in interest expense in the Consolidated Statements of Operations during the first quarter of 2011.
The fair value of derivative instruments was as follows:

Liability Derivatives		June 30, 2012	December 31, 2011
Not Designated as Hedging Instruments	Balance Sheet Location	Fair Value	Fair Value
Interest rate swap contracts	Other current liabilities	$1	$7
	Other non-current liabilities	26	10
		$27	$17

	Gain or (Loss) Recognized in Other Comprehensive Income		Location of Gain or (Loss) Reclassified from AOCI into Income	Gain or (Loss) Reclassified from AOCI into Income
Derivatives in Cash Flow Hedge Relationships	Six Months Ended	Six Months Ended		Six Months Ended	Six Months Ended
	June 30, 2012	June 30, 2011		June 30, 2012	June 30, 2011
Interest rate swap contracts	$—	$—	Interest expense	$—	$(17)

Derivative Instruments Not Designated as Hedging Instruments	Location of Gain or (Loss) Recognized in Income for Derivative Instruments	Gain or (Loss) Recognized in Income on Derivative
		Three Months Ended	Three Months Ended
		June 30, 2012	June 30, 2011
Interest rate swap contracts	Interest expense	$4	$2
Foreign exchange contracts	Operating expense	1	$—

Derivative Instruments Not Designated as Hedging Instruments	Location of Gain or (Loss) Recognized in Income for Derivative Instruments	Gain or (Loss) Recognized in Income on Derivative
		Six Months Ended	Six Months Ended
		June 30, 2012	June 30, 2011
Interest rate swap contracts	Interest expense	$—	$4
Foreign exchange contracts	Operating expense	—	$(1)

Financial Instruments
The following tables present the Company’s assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy. The fair value hierarchy has three levels based on the reliability of the inputs used to determine fair value.

Level Input:	Input Definitions:
Level I	Inputs are unadjusted, quoted prices for identical assets or liabilities in active markets at the measurement date.

Level II	Inputs other than quoted prices included in Level I that are observable for the asset or liability through corroboration with market data at the measurement date.

Level III	Unobservable inputs that reflect management’s best estimate of what market participants would use in pricing the asset or liability at the measurement date.
The availability of observable inputs can vary from asset to asset and is affected by a wide variety of factors, including, for example, the type of asset, whether the asset is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Company in determining fair value is greatest for instruments categorized in Level III. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The fair value of financial instruments is generally determined by reference to quoted market values. In cases where quoted market prices are not available, fair value is based on estimates using present value or other valuation techniques, as appropriate. The fair value of interest rate swaps is determined based upon a discounted cash flow approach that incorporates counterparty and performance risk and therefore is categorized in Level III.
The following table summarizes fair value measurements by level at June 30, 2012 for assets/liabilities measured at fair value on a recurring basis:

	Level I	Level II	Level III	Total
Derivatives
Interest rate swaps (included in other current and non-current liabilities)	$—	$—	$27	$27
The following table summarizes fair value measurements by level at December 31, 2011 for assets/liabilities measured at fair value on a recurring basis:

	Level I	Level II	Level III	Total
Derivatives
Interest rate swaps (included in other current and non-current liabilities)	$—	$—	$17	$17
Deferred compensation plan assets (included in other non-current assets)	$1	$—	$—	$1

The following table presents changes in Level III financial liabilities measured at fair value on a recurring basis:

Fair value at December 31, 2011	$17
Loss reflected in the statement of operations	10
Fair value at June 30, 2012	$27

The following table summarizes the carrying amount of the Company’s indebtedness compared to the estimated fair value, primarily determined by quoted market values, at:

	June 30, 2012		December 31, 2011
	Carrying Amount	Estimated Fair Value (a)	Carrying Amount	Estimated Fair Value (1)
Debt
Senior Secured Credit Facility:
Non-extended revolving credit facility	$—	$—	$78	$78
Extended revolving credit facility	109	109	97	97
Non-extended term loan facility	—	—	629	590
Extended term loan facility	1,822	1,721	1,822	1,630
First Lien Notes	593	620	—	—
Existing First and a Half Lien Notes	700	686	700	606
New First and a Half Lien Notes	325	335	—	—
Second Lien Loans	650	663	650	655
Other bank indebtedness	105	105	133	133
Existing Notes:
10.50% Senior Notes	64	63	64	56
11.00%/11.75% Senior Toggle Notes	41	40	52	43
12.375% Senior Subordinated Notes	188	175	187	144
Extended Maturity Notes:
11.50% Senior Notes	489	463	489	367
12.00% Senior Notes	129	120	129	95
13.375% Senior Subordinated Notes	10	9	10	7
11.00% Convertible Notes	2,110	1,643	2,110	1,189
Securitization obligations	267	267	327	327
_______________

(a)	The fair value of the Company's indebtedness is categorized as Level I.
Income Taxes
The Company's provision for income taxes in interim periods is computed by applying its estimated annual effective tax rate against the income (loss) before income taxes for the period.  In addition, non-recurring or discrete items, including the increase in deferred tax liabilities associated with indefinite lived intangibles, are recorded during the period in which they occur.  No Federal income tax benefit was recognized for the current period loss due to the recognition of a full valuation allowance for domestic operations.  Income tax expense for the six months ended June 30, 2012 was $15 million.  This expense included $12 million for an increase in deferred tax liabilities associated with indefinite-lived intangible assets and $3 million was recognized for foreign and state income taxes for certain jurisdictions.
Restricted Cash
Restricted cash primarily relates to amounts specifically designated as collateral for the repayment of outstanding borrowings under the Company’s securitization facilities. Such amounts approximated $10 million and $7 million at June 30, 2012 and December 31, 2011, respectively and are primarily included within Other current assets on the Company’s Condensed Consolidated Balance Sheets.
Defined Benefit Pension Plan
The net periodic pension cost for the three months ended June 30, 2012 and for the three months ended June 30, 2011 was $1 million and was comprised of interest cost and amortization of actuarial loss of $3 million offset by a benefit of $2 million for the expected return on assets.
The net periodic pension cost for the six months ended June 30, 2012 was $3 million and was comprised of interest cost and amortization of actuarial loss of $6 million offset by a benefit of $3 million for the expected return on assets. The net periodic pension cost for the six months ended June 30, 2011 was $2 million and was comprised of interest cost and amortization of actuarial loss of $5 million offset by a benefit of $3 million for the expected return on assets.
Recently Adopted Accounting Pronouncements
In September 2011, the FASB amended the guidance on testing for goodwill impairment that allows an entity to elect to qualitatively assess whether it is necessary to perform the current two-step goodwill impairment test. If the qualitative assessment determines that it is not more-likely-than-not that the fair value of a reporting unit is less than its carrying amount, then performing the two-step test is unnecessary. If the entity elects to bypass the qualitative assessment for any reporting unit and proceed directly to Step One of the test and validate the conclusion by measuring fair value, it can resume performing the qualitative assessment in any subsequent period. The amendments are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. The Company will consider utilizing the new qualitative analysis for its goodwill impairment test to be performed in the fourth quarter of 2012.
In May 2011, the FASB amended the guidance on Fair Value Measurement that result in common measurement of fair value and disclosure requirements between U.S. GAAP and the International Financial Reporting Standards (“IFRS”). The amendments mainly change the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. The amendments are effective prospectively for interim and annual periods beginning after December 15, 2011. The Company adopted the amendments on January 1, 2012 and the adoption did not have a significant impact on the consolidated financial statements.

Basis Of Presentation
BASIS OF PRESENTATION
Realogy Holdings Corp., a Delaware corporation (“Holdings”), formerly known as Domus Holdings Corp. is a holding company for its wholly owned subsidiary, Domus Intermediate Holdings Corp. (“Intermediate”). Intermediate is a holding company for its wholly owned subsidiary, Realogy Corporation, a Delaware corporation (“Realogy”), and its subsidiaries (Holdings, Intermediate and Realogy and its subsidiaries being referred to herein collectively as the “Company”). Holdings derives all of its operating income and cash flows from Realogy and its subsidiaries.
Holdings was incorporated on December 14, 2006. On December 15, 2006, Holdings and its wholly owned subsidiary Domus Acquisition Corp., entered into an agreement and plan of merger (the “Merger”) with Realogy which was consummated on April 10, 2007 with Holdings becoming the indirect parent company of Realogy. Holdings is owned by investment funds affiliated with, or co-investment vehicles managed by, Apollo Management VI, L.P., an entity affiliated with Apollo Management, L.P. (collectively referred to as “Apollo”) and members of the Company’s management. As of December 31, 2011 and 2010, all of Realogy’s issued and outstanding common stock was currently owned by Intermediate, a direct wholly-owned subsidiary of Holdings.
Realogy is a global provider of real estate and relocation services. Realogy was incorporated on January 27, 2006 to facilitate a plan by Cendant Corporation (now known as Avis Budget Group, Inc.) to separate into four independent companies—one for each of Cendant’s business units - real estate services or Realogy, travel distribution services (“Travelport”), hospitality services including timeshare resorts (“Wyndham Worldwide”), and vehicle rental (“Avis Budget Group”). On July 31, 2006, the separation (“Separation”) from Cendant became effective.
The accompanying financial statements comprise the consolidated financial statements of Holdings. Holdings’ only asset is its investment in the common stock of Intermediate, and Intermediate’s only asset is its investment in the common stock of Realogy. Holdings’ only obligations are its guarantees of certain borrowings of Realogy. All expenses incurred by Holdings and Intermediate are for the benefit of Realogy and have been reflected in Realogy’s consolidated financial statements. The consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America. All intercompany balances and transactions have been eliminated.
NRT Franchise Agreement - Revision of Prior Period Financial Statements
In connection with the preparation of the Registration Statement, the Company identified and corrected an error in the manner in which it had allocated the purchase price paid by Apollo subsequent to their 2007 acquisition. Specifically, the Company inappropriately identified the discounted cash flows generated from the Real Estate Franchise Services franchise agreement with NRT as a separately identifiable indefinite lived intangible asset. The Company concluded that the value ascribed to this agreement should have been attributed to the Real Estate Franchise Services business unit as goodwill. Accordingly, the Company corrected its error through the elimination of the Real Estate Franchise Services franchise agreement with NRT intangible asset and increased the value associated with its goodwill, which resulted in a concurrent decrease in its deferred income tax liability. In accordance with accounting guidance found in ASC 250-10 (SEC Staff Accounting Bulletin No. 99, Materiality), the Company assessed the materiality of the error and concluded that the error was not material to any of its previously issued financial statements. This non-cash error had no impact to the Company's condensed consolidated statement of operations or cash flows for any of the periods presented in these financial statements.

The following table presents the effect the revision had on the Condensed Consolidated Balance Sheets at December 31, 2011 and 2010:

	December 31, 2011
	(in millions)
	As Previously Reported	Adjustment	As Revised
Goodwill	2,614	685	3,299
Franchise agreements, net	2,842	(1,145)	1,697
Total Assets	7,810	(460)	7,350
Deferred income taxes	890	(469)	421
Total Liabilities	9,318	(469)	8,849
Accumulated deficit	(3,511)	9	(3,502)

	December 31, 2010
	(in millions)
	As Previously Reported	Adjustment	As Revised
Goodwill	2,611	685	3,296
Franchise agreements, net	2,909	(1,145)	1,764
Total Assets	8,029	(460)	7,569
Deferred income taxes	883	(469)	414
Total Liabilities	9,101	(469)	8,632
Accumulated deficit	(3,070)	9	(3,061)

Amendment to Certificate of Incorporation; Reverse Stock Split:
On September 11, 2012, the Board of Directors approved an amendment to its Certificate of Incorporation to effect a change in the name of the Company to Realogy Holdings Corp., to amend and restate its authorized capital stock and to approve a reverse stock split of the Company's Class A and Class B Common Stock at a ratio of 1 to 25 (the “Reverse Stock Split”). On the same day, the stockholders of the Company approved the foregoing amendments to the Company's Certificate of Incorporation.
On September 27, 2012, the Company filed a Certificate of Amendment to its Certificate of Incorporation (the “Certificate of Amendment”) with the Secretary of State of the State of Delaware to effect the change in authorized capital stock, the Reverse Stock Split and the name change. The Certificate of Amendment provides that the Reverse Stock Split became effective upon filing, at which time every twenty five (25) issued and outstanding shares of the Company's Class A Common Stock and Class B Common Stock were automatically combined into one (1) issued and outstanding share of the respective class of the Company's Common Stock, without any change in par value. Immediately following the Reverse Stock Split, there were 4,200 shares of Class A Common Stock issued and outstanding and 8,017,080 shares of Class B Common stock issued and outstanding. The Company did not issue any fractional shares in connection with the Reverse Stock Split, but rounded those shares up to the next whole share. Pursuant to the terms of the Convertible Notes, the stated conversion rates applicable to each series of Convertible Notes were adjusted to reflect the Reverse Stock Split. In addition, pursuant to the terms of the 2007 Stock Incentive Plan, the number of shares reserved there under, as well as the number of options outstanding and their stated exercise prices, was adjusted to reflect the Reverse Stock Split. All amounts and per share data presented in the accompanying consolidated financial statements and related notes give retroactive effect to the Reverse Stock Split for all periods presented.

Business Description
The Company reports its operations in the following business segments:

•
Real Estate Franchise Services (known as Realogy Franchise Group or RFG)—franchises the Century 21®, Coldwell Banker®, ERA®, Sotheby’s International Realty®, Coldwell Banker Commercial® and Better Homes and Gardens® Real Estate brand names. As of December 31, 2011, the Company’s franchise system had approximately 14,000 franchised and company owned offices and 245,800 independent sales associates operating under the Company’s brands in the U.S. and 100 other countries and territories around the world, which included approximately 725 company owned and operated brokerage offices with approximately 42,100 independent sales associates.

•
Company Owned Real Estate Brokerage Services (known as NRT)—operates a full-service real estate brokerage business principally under the Coldwell Banker®, ERA®, Corcoran Group® and Sotheby’s International Realty® brand names. In addition, the Company operates a large independent real estate owned (“REO”) residential asset manager, which focuses on bank-owned properties.

•
Relocation Services (known as Cartus)—primarily offers clients employee relocation services such as homesale assistance, home finding and other destination services, expense processing, relocation policy counseling and other consulting services, arranging household goods moving services, visa and immigration support, intercultural and language training, and group move management services.

•
Title and Settlement Services (known as Title Resource Group or TRG)—provides full-service title, settlement and vendor management services to real estate companies, affinity groups, corporations and financial institutions with many of these services provided in connection with the Company’s real estate brokerage and relocation services business.

2012 Senior Secured Notes Offering
On February 2, 2012, Realogy issued $593 million of First Lien Notes and $325 million of New First and a Half Lien Notes to repay amounts outstanding under its senior secured credit facility. The First Lien Notes and the New First and a Half Lien Notes are senior secured obligations of the Company and will mature on January 15, 2020. Interest is payable semiannually on January 15 and July 15 of each year, commencing July 15, 2012. The First Lien Notes and the New First and a Half Lien Notes were issued in a private offering that is exempt from the registration requirements of the Securities Act.
The Company used the proceeds from the offering, of approximately $918 million, to: (i) prepay $629 million of its non-extended term loan borrowings under its senior secured credit facility which were due to mature in October 2013, (ii) repay all of the $133 million in outstanding borrowings under its non-extended revolving credit facility which was due to mature in April 2013, and (iii) repay $156 million of the outstanding borrowings under its extended revolving credit facility. In conjunction with the repayments of $289 million described in clauses (ii) and (iii), the Company reduced the commitments under its non-extended revolving credit facility by a like amount, thereby terminating the non-extended revolving credit facility.
Additionally, the Senior Secured Credit Facility Amendment provides that the First and a Half Lien Notes will not constitute senior secured debt for purposes of calculating the senior secured leverage ratio maintenance covenant under our senior secured credit facility. This facility requires Realogy to maintain a senior secured leverage ratio of total senior secured net debt to trailing 12-month Adjusted EBITDA (as defined in Note 8, “Short and Long-Term Debt”), that may not exceed 4.75 to 1.0. Realogy was in compliance with the senior secured leverage covenant with a senior secured leverage ratio of 4.44 to 1.0 at December 31, 2011. After giving effect to the 2012 Senior Secured Notes Offering, our senior secured leverage ratio would have been 3.87 to 1.0 at December 31, 2011. See Note 20 "Subsequent Events" for additional information related to the 2012 Senior Secured Notes Offering.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
CONSOLIDATION
Effective January 1, 2010, the Company adopted FASB’s amended guidance on the consolidation of Variable Interest Entities (“VIE”), in which the Company consolidates a VIE for which it is the primary beneficiary with a controlling financial interest. Also, the Company consolidates an entity not deemed a VIE if its ownership, direct or indirect, exceeds 50% of the outstanding voting shares of an entity and/or that it has the ability to control the financial or operating policies through its voting rights, board representation or other similar rights. For entities where the Company does not have a controlling interest (financial or operating), the investments in such entities are accounted for using the equity or cost method, as appropriate. The Company applies the equity method of accounting when it has the ability to exercise significant influence over operating and financial policies of an investee. The Company uses the cost method for all other investments.
Effective January 1, 2009, the Company adopted the FASB’s new guidance on noncontrolling interests which established requirements for ownership interests in subsidiaries held by parties other than the Company (“noncontrolling interest”) be clearly identified, presented and disclosed in the consolidated statement of financial position within equity, but separate from the parent’s equity. The presentation and disclosure requirements in the guidance were applied retrospectively to comparative financial statements.
USE OF ESTIMATES
In presenting the consolidated financial statements, management makes estimates and assumptions that affect the amounts reported and related disclosures. Estimates, by their nature, are based on judgment and available information. Accordingly, actual results could differ materially from those estimates.
REVENUE RECOGNITION
Real Estate Franchise Services
The Company franchises its real estate brokerage franchise systems to real estate brokerage businesses that are independently owned and operated. The Company provides operational and administrative services and systems to franchisees, which include national and local advertising programs, systems and tools that are designed to help the Company's franchisees serve their customers and attract new or retain existing independent sales associates, training and volume purchasing discounts through the Company’s preferred vendor program. Franchise revenue principally consists of royalty and marketing fees from the Company’s franchisees. The royalty received is primarily based on a percentage of the franchisee’s gross commission income. Royalty fees are accrued as the underlying franchisee revenue is earned (upon close of the homesale transaction). Annual volume incentives given to certain franchisees on royalty fees are recorded as a reduction to revenue and are accrued for in relative proportion to the recognition of the underlying gross franchise revenue. Franchise revenue also includes initial franchise fees, which are generally non-refundable and recognized by the Company as revenue when all material services or conditions relating to the sale have been substantially performed (generally when a franchised unit opens for business). The Company also earns marketing fees from its franchisees and utilizes such fees to fund advertising campaigns on behalf of its franchisees.
Company Owned Real Estate Brokerage Services
As an owner-operator of real estate brokerages, the Company assists home buyers and sellers in listing, marketing, selling and finding homes. Real estate commissions earned by the Company’s real estate brokerage business are recorded as revenue on a gross basis upon the closing of a real estate transaction (i.e., purchase or sale of a home), which are referred to as gross commission income. The commissions the Company pays to real estate agents are recognized concurrently with associated revenues and presented as commission and other agent-related costs line item on the accompanying Consolidated Statements of Operations.
Relocation Services
The Company provides relocation services to corporate and government clients for the transfer of their employees. Such services include the purchasing and/or selling of a transferee’s home, providing home equity advances to transferees (generally guaranteed by the client), expense processing, arranging household goods moving services, home-finding and other related services. The Company earns revenues from fees charged to clients for the performance and/or facilitation of these services and recognizes such revenue as services are provided, except for limited instances in which the Company assumes the risk of loss on the sale of a transferring employee’s home (“at-risk”). In such cases, revenues are recorded as earned with associated costs recorded within operating expenses. In the majority of relocation transactions, the gain or loss on the sale of a transferee’s home is generally borne by the client. However, there are limited instances in which the Company assumes the risk of loss. Under “at-risk” contracts the Company records the value of the home on its Consolidated Balance Sheets within the relocation properties held for sale line item at the lower of cost or net realizable value less estimated direct costs to sell. The difference between the actual purchase price and proceeds received on the sale of the home is recorded within operating expenses on the Company’s Consolidated Statements of Operations and the gain or loss was not material for any period presented. The aggregate selling price of such homes was $123 million, $170 million and $45 million for the years ended December 31, 2011, 2010 and 2009, respectively.
Additionally, the Company generally earns interest income on the funds it advances on behalf of the transferring employee, which is recorded within other revenue (as is the corresponding interest expense on the securitization obligations) in the accompanying Consolidated Statements of Operations. The Company also earns referral revenue from real estate brokers, which is recognized at the time the underlying property closes, and revenues from other third-party service providers where the Company earns a referral fee or commission, which is recognized at the time of completion of services.
Title and Settlement Services
The Company provides title and closing services, which include title search procedures for title insurance policies, homesale escrow and other closing services. Title revenues, which are recorded net of amounts remitted to third party insurance underwriters, and title and closing service fees are recorded at the time a homesale transaction or refinancing closes. The Company also owns an underwriter of title insurance. For independent title agents, the underwriter recognizes policy premium revenue on a gross basis (before deduction of agent commission) upon notice of policy issuance from the agent. For affiliated title agents, the underwriter recognizes the incremental policy premium revenue upon the effective date of the title policy as the agent commission revenue is already recognized by the affiliated title agent.
ALLOWANCE FOR DOUBTFUL ACCOUNTS
The Company estimates the allowance necessary to provide for uncollectible accounts receivable. The estimate is based on historical experience, combined with a review of current developments and includes specific accounts for which payment has become unlikely. The process by which the Company calculates the allowance begins in the individual business units where specific problem accounts are identified and reserved primarily based upon the age profile of the receivables and specific payment issues.
ADVERTISING EXPENSES
Advertising costs are generally expensed in the period incurred. Advertising expenses, recorded within the marketing expense line item on the Company’s Consolidated Statements of Operations, were approximately $164 million, $156 million and $161 million for the years ended December 31, 2011, 2010 and 2009, respectively.
INCOME TAXES
The Company’s operations were included in the consolidated federal tax return of Cendant up to the date of Separation. In addition, the Company filed consolidated and unitary state income tax returns with Cendant in jurisdictions where required or permitted. The income taxes associated with the Company’s inclusion in Cendant’s consolidated federal and state income tax returns are included in the due to former parent line item on the accompanying Consolidated Balance Sheets.
The Company’s provision for income taxes is determined using the asset and liability method, under which deferred tax assets and liabilities are calculated based upon the temporary differences between the financial statement and income tax bases of assets and liabilities using currently enacted tax rates. These differences are based upon estimated differences between the book and tax basis of the assets and liabilities for the Company. Certain tax assets and liabilities of the Company may be adjusted in connection with the finalization of income tax audits.
The Company’s deferred tax assets are recorded net of a valuation allowance when, based on the weight of available evidence, it is more likely than not that all or some portion of the recorded deferred tax balances will not be realized in future periods. Decreases to the valuation allowance are recorded as reductions to the Company’s provision for income taxes and increases to the valuation allowance result in additional provision for income taxes.
CASH AND CASH EQUIVALENTS
The Company considers highly-liquid investments with remaining maturities not exceeding three months at the date of purchase to be cash equivalents.
RESTRICTED CASH
Restricted cash primarily relates to amounts specifically designated as collateral for the repayment of outstanding borrowings under the Company’s securitization facilities. Such amounts approximated $7 million and $13 million at December 31, 2011 and 2010, respectively and are primarily included within Other current assets on the Company’s Consolidated Balance Sheets.
DERIVATIVE INSTRUMENTS
The Company records derivatives and hedging activities on the balance sheet at their respective fair values. The accounting for changes in the fair value (i.e., gains or losses) of a derivative instrument is dependent upon whether the derivative has been designated and qualifies as part of a hedging relationship.
The Company uses foreign currency forward contracts largely to manage its exposure to changes in foreign currency exchange rates associated with its foreign currency denominated receivables and payables.  The Company primarily manages its foreign currency exposure to the Swiss Franc, Canadian Dollar, British Pound and Euro. The Company has elected to not utilize hedge accounting for these forward contracts; therefore, any change in fair value is recorded in the Consolidated Statements of Operations. However, the fluctuations in the value of these forward contracts generally offset the impact of changes in the value of the underlying risk that they are intended to economically hedge.
The Company also enters into interest rate swaps to manage its exposure to changes in interest rates associated with its variable rate borrowings. The Company has three interest rate swaps with an aggregate notional value of $650 million to hedge the variability in cash flows resulting from the term loan facility. One swap, with a notional value of $225 million, expires in July 2012, the second swap, with a notional value of $200 million, expires in December 2012 and the third swap, with a notional value of $225 million, commences in July 2012 and expires in October 2016. The Company is utilizing pay fixed interest swaps (in exchange for floating LIBOR rate based payments) to perform this hedging strategy. As of December 31, 2011, the Company has elected to not utilize hedge accounting for these interest rate swaps; therefore, any change in fair value is recorded in the Consolidated Statements of Operations.
INVESTMENTS
At December 31, 2011 and 2010, the Company had various equity method investments aggregating $54 million and $48 million, respectively, which are primarily recorded within Other non-current assets on the accompanying Consolidated Balance Sheets. Included in such investments is a 49.9% interest in PHH Home Loans, a mortgage origination venture formed in 2005. This venture enables the Company to participate in the earnings generated from mortgages originated by customers of its real estate brokerage and relocation businesses. The Company’s maximum exposure to loss with respect to its investment in PHH Home Loans is limited to its equity investment of $47 million at December 31, 2011. See Note 13, “Separation Adjustments, Transactions with Former Parent and Subsidiaries and Related Parties” for a more detailed description of the Company’s relationship with PHH Home Loans.
PROPERTY AND EQUIPMENT
Property and equipment (including leasehold improvements) are initially recorded at cost, net of accumulated depreciation and amortization. Depreciation, recorded as a component of depreciation and amortization on the Consolidated Statements of Operations, is computed utilizing the straight-line method over the estimated useful lives of the related assets. Amortization of leasehold improvements, also recorded as a component of depreciation and amortization, is computed utilizing the straight-line method over the estimated benefit period of the related assets or the lease term, if shorter. Useful lives are 30 years for buildings, up to 20 years for leasehold improvements, and from 3 to 7 years for furniture, fixtures and equipment.
The Company capitalizes the costs of software developed for internal use which commences during the development phase of the project. The Company amortizes software developed or obtained for internal use on a straight-line basis, from 3 to 10 years, when such software is substantially ready for use. The net carrying value of software developed or obtained for internal use was $67 million and $76 million at December 31, 2011 and 2010, respectively.
IMPAIRMENT OF GOODWILL, INTANGIBLE ASSETS AND OTHER LONG-LIVED ASSETS
The Company assesses goodwill and other indefinite-lived intangible assets for impairment annually, or more frequently if circumstances indicate impairment may have occurred. The Company performs its required annual impairment testing in the fourth quarter of each year subsequent to completing its annual forecasting process. Each of the Company’s operating segments represents a reporting unit.
The Company assesses goodwill for impairment by first comparing the carrying value of each reporting unit to its fair value using the present value of expected future cash flows. If the fair value is less than the carrying value, then the Company would perform a second test for that reporting unit to determine the amount of impairment loss, if any. The Company determines the fair value of its reporting units utilizing the Company’s best estimate of future revenues, operating expenses, cash flows, market and general economic conditions as well as assumptions that it believes marketplace participants would utilize, including discount rates, cost of capital, and long term growth rates. When available and as appropriate, the Company uses comparative market multiples and other factors to corroborate the discounted cash flow results. Other indefinite-lived intangible assets are tested for impairment and written down to fair value.
During the fourth quarter of 2011, 2010 and 2009, the Company performed its annual impairment analysis of goodwill and unamortized intangible assets. Based upon the analysis performed, there was no impairment. Management evaluated the effect of lowering the estimated fair value for each of the reporting units by 10% and determined that no impairment of goodwill would have been recognized under this evaluation for 2011, 2010 or 2009.
The Company evaluates the recoverability of its other long-lived assets, including amortizable intangible assets, if circumstances indicate an impairment may have occurred. This analysis is performed by comparing the respective carrying values of the assets to the current and expected future cash flows, on an undiscounted basis, to be generated from such assets. Property and equipment is evaluated separately within each business unit. If such analysis indicates that the carrying value of these assets is not recoverable, then the carrying value of such assets is reduced to fair value through a charge to the Company’s Consolidated Statements of Operations. There were no impairments relating to other long-lived assets, including amortizable intangible assets, during 2011, 2010 or 2009.
SUPPLEMENTAL CASH FLOW INFORMATION
Significant non-cash transactions in 2011, 2010 and 2009 included the Company’s election to satisfy the interest payment obligation by issuing $3 million, $51 million and $57 million, respectively, of Senior Toggle Notes which resulted in non-cash transfers between accrued interest and long-term debt.
STOCK-BASED COMPENSATION
The Company uses the Black-Scholes option pricing model to estimate the fair value of time vested stock options and a lattice based valuation model to estimate the fair value of performance based awards on the date of grant which requires certain estimates by management including the expected volatility and expected term of the option. Management also makes decisions regarding the risk-free interest rate used in the models and makes estimates regarding forfeiture rates. Fluctuations in the market that affect these estimates could have an impact on the resulting compensation cost. For non-performance based employee stock awards, the fair value of the compensation cost is recognized on a straight-line basis over the requisite service period of the award. Compensation cost for restricted stock (non-vested stock) is recorded based on its market value on the date of grant and is expensed in the Company’s Consolidated Statements of Operations ratably over the vesting period.
RECENTLY ADOPTED ACCOUNTING PRONOUNCEMENTS
In January 2010, the FASB expanded the disclosure requirements for fair value measurements relating to the transfers in and out of Level II measurements and amended the disclosures for the Level III activity reconciliation to be presented on a gross basis. In addition, valuation techniques and inputs should be disclosed for both Levels II and III recurring and nonrecurring measurements. The new requirements are effective for interim and annual reporting periods beginning after December 15, 2009, except for the disclosures about the Level III activity reconciliation which are effective for fiscal years beginning after December 15, 2010. The Company adopted the new disclosure requirements on January 1, 2010 except for the disclosure related to the Level III reconciliation, which was adopted on January 1, 2011. The adoption did not have a significant impact on the consolidated financial statements.
In December 2010, the FASB issued guidance to clarify when to perform step two of the goodwill impairment test for reporting units with zero or negative carrying amounts. In certain situations, a reporting unit may have a negative carrying amount, particularly for companies that only have a single reporting unit and have significant debt. In that case, since the first step is passed, the negative carrying amount may shield a potential impairment. The guidance requires that reporting units with a zero or negative carrying value should proceed to step two of the impairment test if there are qualitative factors indicating that it is more likely than not that a goodwill impairment exists. This guidance is effective for all interim and annual reporting periods beginning after December 15, 2010. The Company adopted the guidance beginning January 1, 2011 and determined that the adoption did not have a significant impact on the consolidated financial statements.
In December 2010, the FASB issued guidance to clarify the disclosure of supplementary pro forma information for business combinations. Previous guidance on “Business Combinations” requires disclosure of revenue and earnings of the combined entity as if the acquisition had occurred as of the beginning of both the current period and the comparable prior year reporting period. However, presenting pro forma results as if the acquisition occurred at the beginning of each annual period inappropriately results in certain adjustments, such as amortization expense of intangible assets with useful lives of less than two years, being included in the pro forma results of both reporting periods. The new guidance therefore requires pro forma information to be prepared as if the acquisition occurred as of the beginning of the comparable prior period and is applied prospectively for acquisitions consummated after the beginning of the fiscal year beginning on or after December 15, 2010. The Company adopted the guidance beginning January 1, 2011 and determined that the adoption did not have a significant impact on the consolidated financial statements.
In June 2011, the FASB amended the guidance on comprehensive income to allow companies an option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income (“OCI”) either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The amendments do not change the items that must be reported in OCI or when an item of OCI must be reclassified to net income (loss), nor do they change how earnings per share is calculated and presented. In addition, companies continue to have the option to present the OCI components net of tax or one amount reported for the tax effects of all OCI items. The amendments are effective retrospectively for fiscal years, and interim periods within those years, beginning after December 15, 2011 with early adoption permitted. The Company early adopted these amendments as of December 31, 2011 and has presented the required information in two separate but consecutive statements in accordance with the guidance.
RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS
In September 2011, the FASB amended the guidance on testing for goodwill impairment that allows an entity to elect to qualitatively assess whether it is necessary to perform the current two-step goodwill impairment test. If the qualitative assessment determines that it is not more-likely-than-not that the fair value of a reporting unit is less than its carrying amount, then performing the two-step test is unnecessary. If the entity elects to bypass the qualitative assessment for any reporting unit and proceed directly to Step One of the test and validate the conclusion by measuring fair value, it can resume performing the qualitative assessment in any subsequent period. The amendments are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. The Company will consider utilizing the new qualitative analysis for its goodwill impairment test to be performed in the fourth quarter of 2012.
In May 2011, the FASB amended the guidance on Fair Value Measurement that result in common measurement of fair value and disclosure requirements between U.S. GAAP and the International Financial Reporting Standards (“IFRS”). The amendments mainly change the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. The amendments are effective prospectively for interim and annual periods beginning after December 15, 2011. The Company adopted the amendments on January 1, 2012 and the adoption did not have a significant impact on the consolidated financial statements.

Acquisitions	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Business Combinations [Abstract]
Acquisitions
ACQUISITIONS
2012 ACQUISITIONS
During the six months ended June 30, 2012, the Company acquired four real estate brokerage operations through its wholly owned subsidiary, NRT, for total consideration of $4 million. These acquisitions resulted in goodwill of $4 million that was assigned to the Company Owned Brokerage Services segment.
None of the 2012 acquisitions were significant to the Company’s results of operations, financial position or cash flows individually or in the aggregate.
2011 ACQUISITIONS
During the year ended December 31, 2011, the Company acquired thirteen real estate brokerage operations through its wholly owned subsidiary, NRT, for total consideration of $4 million. These acquisitions resulted in goodwill of $3 million that was assigned to the Company Owned Brokerage Services segment.
None of the 2011 acquisitions were significant to the Company’s results of operations, financial position or cash flows individually or in the aggregate.

ACQUISITIONS
Assets acquired and liabilities assumed in business combinations were recorded in the Company’s Consolidated Balance Sheets as of the respective acquisition dates based upon their estimated fair values at such dates. The results of operations of businesses acquired by the Company have been included in the Company’s Consolidated Statements of Operations since their respective dates of acquisition.
In connection with the Company’s acquisition of real estate brokerage operations, the Company obtains contractual pendings and listings intangible assets, which represent the estimated fair value of homesale transactions that are pending closing or homes listed for sale by the acquired brokerage operations. Pendings and listings intangible assets are amortized over the estimated closing period of the underlying contracts and homes listed for sale, which in most cases, is approximately 5 months.
2011 ACQUISITIONS
During the year ended December 31, 2011, the Company acquired thirteen real estate brokerage operations through its wholly-owned subsidiary, NRT, for total consideration of $4 million. These acquisitions resulted in goodwill of $3 million that was assigned to the Company Owned Brokerage Services segment.
None of the 2011 acquisitions were significant to the Company’s results of operations, financial position or cash flows individually or in the aggregate.
2010 ACQUISITIONS
On January 21, 2010, the Company completed the stock acquisition of Primacy for the assumption of approximately $26 million of indebtedness (excluding $9 million of indebtedness related to the sale of relocation receivables). Primacy was a relocation and global assignment management services company headquartered in the U.S. with international locations in Canada, Europe and Asia. The acquisition of Primacy increased goodwill by $16 million, customer relationships intangibles by $62 million and other intangibles by $5 million. Effective January 1, 2011, the Primacy business operates under the Cartus name.
During the year ended December 31, 2010, the Company acquired nine real estate brokerage operations through its wholly-owned subsidiary, NRT, for a total consideration of $24 million. These acquisitions resulted in goodwill of $20 million and $2 million of pendings and listings intangible assets that was assigned to the Company Owned Real Estate Brokerage Services segment.
None of the 2010 acquisitions were significant to the Company’s results of operations, financial position or cash flows individually or in the aggregate.
2009 ACQUISITIONS
During the year ended December 31, 2009, the Company acquired seven real estate brokerage operations through its wholly-owned subsidiary, NRT, for a total consideration of approximately $4 million. These acquisitions resulted in goodwill of $4 million that was assigned to the Company Owned Real Estate Brokerage Services segment.
None of the 2009 acquisitions were significant to the Company’s results of operations, financial position or cash flows individually or in the aggregate.

Intangible Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets
INTANGIBLE ASSETS
Goodwill by segment and changes in the carrying amount are as follows:

	Real Estate Franchise Services	Company Owned Brokerage Services	Relocation Services	Title and Settlement Services	Total Company
Gross Goodwill as of December 31, 2011	$3,264	$783	$641	$397	$5,085
Accumulated impairment losses	(1,023)	(158)	(281)	(324)	(1,786)
Balance at December 31, 2011	2,241	625	360	73	3,299
Goodwill acquired	—	4	—	—	4
Balance at June 30, 2012	$2,241	$629	$360	$73	$3,303

Intangible assets are as follows:

	As of June 30, 2012			As of December 31, 2011
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Franchise Agreements
Amortizable—Franchise agreements (a)	$2,019	$356	$1,663	$2,019	$322	$1,697
Unamortizable—Trademarks (b)	$732	$—	$732	$732	$—	$732
Other Intangibles
Amortizable—License agreements (c)	$45	$5	$40	$45	$4	$41
Amortizable—Customer relationships (d)	529	163	366	529	144	385
Unamortizable—Title plant shares (e)	10	—	10	10	—	10
Amortizable—Other (f)	12	10	2	17	14	3
Total Other Intangibles	$596	$178	$418	$601	$162	$439
_______________
(a)    Generally amortized over a period of 30 years.

(b)
Relates to the Century 21, Coldwell Banker, ERA, The Corcoran Group, Coldwell Banker Commercial and Cartus tradenames, which are expected to generate future cash flows for an indefinite period of time.

(c)	Relates to the Sotheby’s International Realty and Better Homes and Gardens Real Estate agreements which are being amortized over 50 years (the contractual term of the license agreements).

(d)	Relates to the customer relationships at the Title and Settlement Services segment and the Relocation Services segment. These relationships are being amortized over a period of 5 to 20 years.

(e)
Primarily related to the Texas American Title Company title plant shares. Ownership in a title plant is required to transact title insurance in certain states. The Company expects to generate future cash flows for an indefinite period of time.

(f)	Generally amortized over periods ranging from 2 to 10 years.
Intangible asset amortization expense is as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
Franchise agreements	$17	$17	$34	$34
License agreement	—	—	1	—
Customer relationships	9	10	19	19
Other	—	1	2	3
Total	$26	$28	$56	$56

Based on the Company’s amortizable intangible assets as of June 30, 2012, the Company expects related amortization expense for the remainder of 2012, the four succeeding years and thereafter to approximate $53 million, $105 million, $105 million, $95 million, $94 million and $1,619 million, respectively.

INTANGIBLE ASSETS
Goodwill by segment and changes in the carrying amount are as follows:

	Real Estate Franchise Services	Company Owned Brokerage Services	Relocation Services	Title and Settlement Services	Total Company
Goodwill balance at January 1, 2009	2,241	600	344	72	3,257
Goodwill Acquired	—	4	—	1	5
Balance at December 31, 2009	2,241	604	344	73	3,262
Goodwill acquired (a)	—	20	16	—	36
Goodwill reduction for locations sold	—	(2)	—	—	(2)
Balance at December 31, 2010	2,241	622	360	73	3,296
Goodwill acquired	—	3	—	—	3
Balance at December 31, 2011	$2,241	$625	$360	$73	$3,299
Goodwill and accumulated impairment summary
Gross Goodwill as of December 31, 2011	$3,264	$783	$641	$397	$5,085
Accumulated impairment losses (b)	(1,023)	(158)	(281)	(324)	(1,786)
Balance at December 31, 2011	$2,241	$625	$360	$73	$3,299
_______________

(a)	The increase in goodwill relates to acquisitions of real estate brokerages and the acquisition of Primacy.

(b)
During the fourth quarter of 2008, the Company recorded an impairment charge of $1,557 million which reduced intangible assets by $278 million and reduced goodwill by $1,279 million. During the fourth quarter of 2007, the Company recorded an impairment charge of $637 million which reduced intangible assets by $130 million and reduced goodwill by $507 million .

During the fourth quarter of 2011, 2010 and 2009, the Company performed its annual impairment analysis of goodwill and unamortized intangible assets. These analyses resulted in no impairment charges.
Intangible assets are as follows:

	As of December 31, 2011			As of December 31, 2010
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Franchise Agreements
Amortizable—Franchise agreements (a)	$2,019	$322	$1,697	$2,019	$255	$1,764
Unamortizable—Trademarks (b)	$732	$—	$732	$732	$—	$732
Other Intangibles
Amortizable—License agreements (c)	$45	$4	$41	$45	$3	$42
Amortizable—Customer relationships (d)	529	144	385	529	107	422
Amortizable—Pendings and listings (e)	—	—	—	2	1	1
Unamortizable—Title plant shares (f)	10	—	10	10	—	10
Amortizable—Other (g)	17	14	3	12	9	3
Total Other Intangibles	$601	$162	$439	$598	$120	$478
_______________
(a)    Generally amortized over a period of 30 years.

(b)
Relates to the Century 21, Coldwell Banker, ERA, The Corcoran Group, Coldwell Banker Commercial and Cartus tradenames, which are expected to generate future cash flows for an indefinite period of time.

(c)	Relates to the Sotheby’s International Realty and Better Homes and Gardens Real Estate agreements which are being amortized over 50 years (the contractual term of the license agreements).

(d)	Relates to the customer relationships at the Title and Settlement Services segment and the Relocation Services segment. These relationships are being amortized over a period of 5 to 20 years.

(e)	Amortized over the estimated closing period of the underlying contracts (in most cases five months).

(f)
Primarily related to the Texas American Title Company title plant shares. Ownership in a title plant is required to transact title insurance in certain states. The Company expects to generate future cash flows for an indefinite period of time.

(g)	Generally amortized over periods ranging from 2 to 10 years.
Intangible asset amortization expense is as follows:

	For the Year Ended December 31,
	2011	2010	2009
Franchise agreements	67	67	67
License agreement	1	—	1
Customer relationships	37	37	25
Pendings and listings	2	1	1
Other	5	6	1
Total	112	111	95

Based on the Company’s amortizable intangible assets as of December 31, 2011, the Company expects related amortization expense to be approximately $107 million, $105 million, $105 million, $95 million, $95 million and $1,619 million in 2012, 2013, 2014, 2015, 2016 and thereafter, respectively.

Franchising and Marketing Activities	12 Months Ended
Dec. 31, 2011
Franchisors [Abstract]
Franchising and Marketing Activities
FRANCHISING AND MARKETING ACTIVITIES
Franchise fee revenue includes domestic initial franchise fees and international area development fees of $9 million, $6 million, and $6 million for the year ended December 31, 2011, 2010 and 2009, respectively. In addition, franchise fee revenue is net of annual volume incentives provided to real estate franchisees of $25 million, $24 million and $25 million for the year ended December 31, 2011, 2010 and 2009, respectively. The Company’s real estate franchisees may receive volume incentives on their royalty payments. Such annual incentives are based upon the amount of commission income earned and paid during a calendar year. Each brand has several different annual incentive schedules currently in effect.
The Company’s wholly-owned real estate brokerage services segment, NRT, pays royalties to the Company’s franchise business; however, such amounts are eliminated in consolidation. NRT paid royalties to the Real Estate Franchise Services segment of $204 million, $206 million and $202 million for the year ended December 31, 2011, 2010 and 2009, respectively.
Marketing fees are generally paid by the Company’s real estate franchisees and are calculated based on a specified percentage of gross closed commissions earned on the sale of real estate, subject to certain minimum and maximum payments. Such fees are recorded within Other revenues on the accompanying Consolidated Statements of Operations. As provided for in the franchise agreements and generally at the Company’s discretion, all of these fees are to be expended for marketing purposes.
The number of franchised and company owned outlets in operation are as follows:

	(Unaudited) As of December 31,
	2011	2010	2009
Franchised:
Century 21®	7,475	7,955	7,711
ERA®	2,364	2,488	2,621
Coldwell Banker®	2,485	2,583	2,648
Coldwell Banker Commercial®	175	181	212
Sotheby’s International Realty®	573	531	470
Better Homes and Gardens® Real Estate	210	201	103
	13,282	13,939	13,765
Company Owned:
ERA®	10	11	11
Coldwell Banker®	649	669	676
Sotheby’s International Realty®	30	31	36
Corcoran®/Other	35	35	35
	724	746	758

The number of franchised and company owned outlets (in the aggregate) changed as follows:

	(Unaudited) For the Year Ended December 31,
	2011	2010	2009
Franchised:
Beginning balance	13,939	13,765	14,794
Additions	335	1,269	452
Terminations	(992)	(1,095)	(1,481)
Ending Balance	13,282	13,939	13,765
Company Owned:
Beginning balance	746	758	835
Additions	10	20	7
Closures	(32)	(32)	(84)
Ending Balance	724	746	758

 As of December 31, 2011, there were an insignificant amount of franchise agreements that have been executed, but for which offices are not yet operating. Additionally, as of December 31, 2011, there were an insignificant number of franchise agreements pending termination.
In connection with ongoing fees the Company receives from its franchisees pursuant to the franchise agreements, the Company is required to provide certain services, such as training and marketing. In order to assist franchisees in converting to one of the Company’s brands or in franchise expansion, the Company may also, at its discretion, provide conversion notes to franchisees who are either new or who are expanding their operations. Prior to 2009, the Company issued development advance notes. Provided the franchisee meets certain minimum annual revenue thresholds during the term of the notes, and is in compliance with the terms of the franchise agreement, the amount of the note is forgiven annually in equal ratable amounts over the life of the franchise agreement. Otherwise, related principal is due and payable to the Company. The amount of such franchisee conversion notes and development advance notes were $90 million, net of $14 million of reserves, and $85 million, net of $20 million of reserves, at December 31, 2011 and 2010, respectively. These notes are principally classified within Other non-current assets in the Company’s Consolidated Balance Sheets. The Company recorded an income statement charge related to the forgiveness of these notes of $13 million, $13 million and $13 million for the years ended December 31, 2011, 2010 and 2009, respectively.

Property and Equipment, Net	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
PROPERTY AND EQUIPMENT, NET
Property and equipment, net consisted of:

	December 31,
	2011	2010
Furniture, fixtures and equipment	$175	$161
Capitalized software	225	208
Building and leasehold improvements	131	127
Land	4	4
	535	500
Less: accumulated depreciation and amortization	(370)	(314)
	$165	$186

The Company recorded depreciation and amortization expense related to property and equipment of $74 million, $86 million and $99 million for the years ended December 31, 2011, 2010 and 2009, respectively.

Accrued Expenses And Other Current Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Payables and Accruals [Abstract]
Accrued Expenses And Other Current Liabilities
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Accrued expenses and other current liabilities consisted of:

	June 30, 2012	December 31, 2011

Accrued payroll and related employee costs	$114	$69
Accrued volume incentives	14	17
Accrued commissions	29	14
Restructuring accruals	17	20
Deferred income	66	76
Accrued interest	157	139
Relocation services home mortgage obligations	6	9
Other	180	176
	$583	$520

ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Accrued expenses and other current liabilities consisted of:

	December 31,
	2011	2010
Accrued payroll and related employee costs	$69	$93
Accrued volume incentives	17	17
Accrued commissions	14	15
Restructuring accruals	20	36
Deferred income	76	76
Accrued interest	139	112
Relocation services home mortgage obligations	9	16
Other	176	160
	$520	$525

Short And Long Term Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
Short And Long Term Debt
SHORT AND LONG-TERM DEBT
Total indebtedness is as follows:

	June 30, 2012	December 31, 2011
Senior Secured Credit Facility:
Non-extended revolving credit facility	$—	$78
Extended revolving credit facility	109	97
Non-extended term loan facility	—	629
Extended term loan facility	1,822	1,822
First Lien Notes	593	—
Existing First and a Half Lien Notes	700	700
New First and a Half Lien Notes	325	—
Second Lien Loans	650	650
Other bank indebtedness	105	133
Existing Notes:
10.50% Senior Notes	64	64
11.00%/11.75% Senior Toggle Notes	41	52
12.375% Senior Subordinated Notes	188	187
Extended Maturity Notes:
11.50% Senior Notes	489	489
12.00% Senior Notes	129	129
13.375% Senior Subordinated Notes	10	10
11.00% Convertible Notes	2,110	2,110
Securitization Obligations:
Apple Ridge Funding LLC	245	296
Cartus Financing Limited	22	31
	$7,602	$7,477

Indebtedness Table
As of June 30, 2012, the total capacity, outstanding borrowings and available capacity under the Company’s borrowing arrangements were as follows:

	Interest Rate	Expiration Date	Total Capacity	Outstanding Borrowings	Available Capacity
Senior Secured Credit Facility:
Extended revolving credit facility (1)	(2)	April 2016	$363	$109	$165
Extended term loan facility	(3)	October 2016	1,822	1,822	—
First Lien Notes	7.625%	January 2020	593	593	—
Existing First and a Half Lien Notes	7.875%	February 2019	700	700	—
New First and a Half Lien Notes	9.00%	January 2020	325	325	—
Second Lien Loans	13.50%	October 2017	650	650	—
Other bank indebtedness (4)		Various	108	105	3
Existing Notes:
Senior Notes	10.50%	April 2014	64	64	—
Senior Toggle Notes (5)	11.00%	April 2014	41	41	—
Senior Subordinated Notes (6)	12.375%	April 2015	190	188	—
Extended Maturity Notes:
Senior Notes (7)	11.50%	April 2017	492	489	—
Senior Notes (8)	12.00%	April 2017	130	129	—
Senior Subordinated Notes	13.375%	April 2018	10	10	—
Convertible Notes	11.00%	April 2018	2,110	2,110	—
Securitization obligations: (9)
Apple Ridge Funding LLC		December 2013	400	245	155
Cartus Financing Limited (10)		Various	63	22	41
			$8,061	$7,602	$364
_______________

(1)
The available capacity under this facility was reduced by $89 million of outstanding letters of credit. On August 6, 2012, the Company had $150 million outstanding on the extended revolving credit facility and $89 million of outstanding letters of credit, leaving $124 million of available capacity.

(2)
Interest rates with respect to revolving loans under the senior secured credit facility are based on, at Realogy’s option, (a) adjusted LIBOR plus 3.25% or (b) JPMorgan Chase Bank, N.A., prime rate ("ABR") plus 2.25% in each case subject to reductions based on the attainment of certain leverage ratios.

(3)
Interest rates with respect to term loans under the senior secured credit facility are based on, at Realogy’s option, (a) adjusted LIBOR plus 4.25% or (b) the higher of the Federal Funds Effective Rate plus 1.75% and JPMorgan Chase Bank, N.A.’s prime rate (“ABR”) plus 3.25%.

(4)
Consists of revolving credit facilities that are supported by letters of credit issued under the senior secured credit facility, a portion of which are issued under the synthetic letter of credit facility: $5 million due in August 2012, $50 million due in January 2013 and $50 million due in July 2013.

(5)	On April 16, 2012, the Company redeemed $11 million principal amount of the outstanding Senior Toggle Notes.

(6)	Consists of $190 million of 12.375% Senior Subordinated Notes due 2015, less a discount of $2 million.

(7)	Consists of $492 million of 11.50% Senior Notes due 2017, less a discount of $3 million.

(8)	Consists of $130 million of 12.00% Senior Notes due 2017, less a discount of $1 million.

(9)	Available capacity is subject to maintaining sufficient relocation related assets to collateralize these securitization obligations.

(10)	Consists of a £35 million facility which expires in August 2015 and a £5 million working capital facility which expires in August 2012.
Indebtedness Incurred in Connection with the Merger and Subsequent Debt Transactions
Realogy incurred indebtedness in 2007 in connection with the Merger, which included borrowings under Realogy's senior secured credit facility (the “Senior Secured Credit Facility”) and the issuance of unsecured notes. Realogy borrowed an initial amount of $3,170 million term loan facility under the Senior Secured Credit Facility (consisting of $1,950 million initial term loan facility and a $1,220 million delayed draw term loan facility) with original maturity dates of October 2013. The $1,950 million initial term loan facility was used by Realogy to finance a part of the Merger, including, without limitation, payment of fees and expenses contemplated thereby. In addition, Realogy used the $1,220 million delayed draw term loan facility to finance the refinancing or discharge of Realogy's previously existing senior notes, including, without limitation, the payment of fees and expenses. Realogy issued an original aggregate principal amount of $3,125 million of unsecured notes with maturity dates in 2014 and 2015 (the "Existing Notes") to finance a part of the Merger, including, without limitation, payment of fees and expenses.
In 2009, 2011 and 2012, Realogy completed various debt transactions, which are detailed below, that resulted in the following: (1) additional flexibility with respect to compliance with Realogy's senior secured leverage ratio under the senior secured credit facility; (2) the extension of the maturities of certain portions of our indebtedness; (3) additional liquidity to fund operations; and (4) the issuance of $2,110 million of Convertible Notes.
In September and October 2009, Realogy incurred $650 million of Second Lien Loans (the "Second Lien Loans") under the Senior Secured Credit Facility, the net proceeds of which were used to pay down outstanding balances on the revolving credit facility under the Senior Secured Credit Facility and for working capital as well as to exchange $150 million of Second Lien Loans for $221 million aggregate principal amount of outstanding Senior Toggle Notes.
In January and February of 2011, Realogy completed a series of transactions, referred to herein as the “2011 Refinancing Transactions,” to refinance portions of its Senior Secured Credit Facility and the Existing Notes.
On January 5, 2011, Realogy completed private exchange offers, relating to its then outstanding Existing Notes (the “Debt Exchange Offering”). As a result of the Debt Exchange Offering, $2,110 million of Existing Notes were tendered for Convertible Notes due 2018, $632 million of Existing Notes due 2014 and 2015 were tendered for Extended Maturity Notes due 2017 and 2018 and $303 million of Existing Notes remained outstanding.
Effective February 3, 2011, we entered into a first amendment to our senior secured credit facility (the “Senior Secured Credit Facility Amendment”) and an incremental assumption agreement, which resulted in the following: (i) extended the maturity of a significant portion of our first lien term loans to October 10, 2016; (ii) extended the maturity of a significant portion of the loans and commitments under our revolving credit facility to April 10, 2016, and converted a portion of the extended revolving loans to extended term loans ($98 million in the aggregate); (iii) extended the maturity of a significant portion of the commitments under our synthetic letter of credit facility to October 10, 2016; and (iv) allowed for the issuance of First and a Half Lien Notes, which would not be counted as senior secured debt for purposes of determining the Company's compliance with the senior secured leverage ratio covenant under the Senior Secured Credit Facility.
On February 3, 2011, the Company issued $700 million aggregate principal amount of Existing First and a Half Lien Notes due 2019 in a private offering exempt from the registration requirements of the Securities Act, the net proceeds of which, along with cash on hand, were used to prepay $700 million of certain of the first lien term loans that were extended in connection with the Senior Secured Credit Facility Amendment.
On February 2, 2012, Realogy issued $593 million of First Lien Notes due 2020 and $325 million of New First and a Half Lien Notes due 2020 in a private offering exempt from the registration requirements of the Securities Act, referred to herein as the “2012 Senior Secured Notes Offering.” The Company used the proceeds from the offering, of approximately $918 million, to: (i) prepay $629 million of its non-extended term loan borrowings under its senior secured credit facility which were due to mature in October 2013, (ii) repay all of the $133 million in outstanding borrowings under its non-extended revolving credit facility which was due to mature in April 2013, and (iii) repay $156 million of the outstanding borrowings under its extended revolving credit facility. In conjunction with the repayments of $289 million described in clauses (ii) and (iii), the Company reduced the commitments under its non-extended revolving credit facility by a like amount, thereby terminating the non-extended revolving credit facility.
***
Senior Secured Credit Facility
The Senior Secured Credit Facility consists of (i) term loan facilities, (ii) revolving credit facilities, (iii) a synthetic letter of credit facility (the facilities described in clauses (i), (ii) and (iii), as amended by the Senior Secured Credit Facility Amendment, collectively referred to as the “First Lien Facilities”), and (iv) an incremental (or accordion) loan facility, a portion of which as summarized above was utilized in connection with the incurrence of Second Lien Loans. Realogy uses the revolving credit facility for, among other things, working capital and other general corporate purposes.
The loans under the First Lien Facilities (the “First Lien Loans”) are secured to the extent legally permissible by substantially all of the assets of Realogy, Intermediate and all of their domestic subsidiaries, other than certain excluded subsidiaries, including but not limited to (i) a first-priority pledge of substantially all capital stock held by Realogy or any subsidiary guarantor (which pledge, with respect to obligations in respect of the borrowings secured by a pledge of the stock of any first-tier foreign subsidiary, is limited to 100% of the non-voting stock (if any) and 65% of the voting stock of such foreign subsidiary), and (ii) perfected first-priority security interests in substantially all tangible and intangible assets of Realogy and each subsidiary guarantor, subject to certain exceptions.
The Second Lien Loans are secured by liens on the assets of Realogy, Intermediate and by the subsidiary guarantors that secure the First Lien Loans. However, such liens are junior in priority to the First Lien Loans, the First Lien Notes and the First and a Half Lien Notes. The Second Lien Loans bear interest at a rate of 13.50% per year and interest payments are payable semi-annually with the first interest payment made on April 15, 2010. The Second Lien Loans mature on October 15, 2017 and there are no required amortization payments.
The senior secured credit facility also provides for a synthetic letter of credit facility which is for: (i) the support of Realogy’s obligations with respect to Cendant contingent and other liabilities assumed under the Separation and Distribution Agreement and (ii) general corporate purposes in an amount not to exceed $100 million. The synthetic letter of credit facility capacity is $186 million at June 30, 2012, of which $43 million will expire in October 2013 and $143 million will expire in October 2016. As of June 30, 2012, the capacity was being utilized by a $70 million letter of credit with Cendant for any remaining potential contingent obligations and $100 million of letters of credit for general corporate purposes.
Realogy’s senior secured credit facility contains financial, affirmative and negative covenants and requires Realogy to maintain a senior secured leverage ratio not to exceed a maximum amount on the last day of each fiscal quarter. Specifically, Realogy’s total senior secured net debt to trailing twelve month EBITDA may not exceed 4.75 to 1.0. EBITDA, as defined in the senior secured credit facility, includes certain adjustments and is calculated on a “pro forma” basis for purposes of calculating the senior secured leverage ratio. In this report, the Company refers to the term “Adjusted EBITDA” to mean EBITDA as so defined for purposes of determining compliance with the senior secured leverage covenant. Total senior secured net debt does not include the First and a Half Lien Notes, other indebtedness secured by a lien on our assets pari passu or junior in priority to the liens securing the First and a Half Lien Notes, including the Second Lien Loans, our securitization obligations or the unsecured notes. At June 30, 2012, Realogy’s senior secured leverage ratio was 4.08 to 1.0.
Realogy has the right to cure an event of default of the senior secured leverage ratio in three of any of the four consecutive quarters through the issuance of additional Intermediate equity for cash, which would be infused as capital into Realogy. The effect of such infusion would be to increase Adjusted EBITDA for purposes of calculating the senior secured leverage ratio for the applicable twelve-month period and reduce net senior secured indebtedness upon actual receipt of such capital. If Realogy is unable to maintain compliance with the senior secured leverage ratio and fails to remedy a default through an equity cure as described above, there would be an “event of default” under the senior secured credit facility. Other events of default under the senior secured credit facility include, without limitation, nonpayment, material misrepresentations, insolvency, bankruptcy, certain material judgments, change of control and cross-events of default on material indebtedness.
If an event of default occurs under the senior secured credit facility, and Realogy fails to obtain a waiver from the lenders, Realogy’s financial condition, results of operations and business would be materially adversely affected. Upon the occurrence of an event of default under the senior secured credit facility, the lenders:

•	would not be required to lend any additional amounts to Realogy;

•	could elect to declare all borrowings outstanding, together with accrued and unpaid interest and fees, to be due and payable;

•	could require Realogy to apply all of its available cash to repay these borrowings; or

•	could prevent Realogy from making payments on the First and a Half Lien Notes or the unsecured notes;
any of which could result in an event of default under the First and a Half Lien Notes, the unsecured notes and the Company’s Apple Ridge Funding LLC securitization program.
If the Company were unable to repay those amounts, the lenders under the senior secured credit facility could proceed against the collateral granted to secure the senior secured credit facility, which assets also secure its other secured indebtedness. The Company has pledged the majority of its assets as collateral to secure such indebtedness. If the lenders under the senior secured credit facility were to accelerate the repayment of borrowings, then the Company may not have sufficient assets to repay the senior secured credit facility and its other indebtedness, including the First Lien Notes, the First and a Half Lien Notes, the Second Lien Loans and the Unsecured Notes, or be able to borrow sufficient funds to refinance such indebtedness. Even if the Company is able to obtain new financing, it may not be on commercially reasonable terms, or terms that are acceptable to the Company.
First Lien Notes
The $593 million of First Lien Notes are senior secured obligations of the Company and mature on January 15, 2020. The First Lien Notes bear interest at a rate of 7.625% per annum and interest is payable semiannually on January 15 and July 15 of each year (the first interest payment was July 15, 2012). The First Lien Notes are guaranteed on a senior secured basis by Intermediate and each domestic subsidiary of the Company that is a guarantor under the Senior Secured Credit Facility and certain of the Company's outstanding securities. The First Lien Notes are also guaranteed by Holdings, on an unsecured senior subordinated basis. The First Lien Notes are secured by the same collateral as the Company’s existing secured obligations under its Senior Secured Credit Facility. The priority of the collateral liens securing the First Lien Notes is (i) equal to the collateral liens securing the Company's first lien obligations under the Senior Secured Credit Facility, (ii) senior to the collateral liens securing the Company’s other secured obligations not secured by a first priority lien, including the First and a Half Lien Notes and the Second Lien Loans.
First and a Half Lien Notes
The First and a Half Lien Notes are senior secured obligations of the Company. The $700 million of Existing First and a Half Lien Notes mature on February 15, 2019 and bear interest at a rate of 7.875% per annum, payable semiannually on February 15 and August 15 of each year. The New First and a Half Lien Notes mature on January 15, 2020. The $325 million of New First and a Half Lien Notes bear interest at a rate of 9.0% per annum and interest is payable semiannually on January 15 and July 15 of each year (the first interest payment date was July 15, 2012). The First and a Half Lien Notes are guaranteed on a senior secured basis by Intermediate and each domestic subsidiary of Realogy that is a guarantor under the Senior Secured Credit Facility and certain of Realogy's outstanding securities. The First and a Half Lien Notes are also guaranteed by Holdings, on an unsecured senior subordinated basis. The First and a Half Lien Notes are secured by the same collateral as the Company’s existing secured obligations under its Senior Secured Credit Facility, but the priority of the collateral liens securing the First and a Half Lien Notes is (i) junior to the collateral liens securing the Company’s first lien obligations under its Senior Secured Credit Facility and the First Lien Notes, and (ii) senior to the collateral liens securing the Second Lien Loans. The priority of the collateral liens securing each series of the First and a Half Lien Notes is equal to one another.
Other Bank Indebtedness
Realogy has separate revolving U.S. credit facilities under which it could borrow up to $100 million at June 30, 2012 and $125 million at December 31, 2011 and a separate U.K. credit facility under which it could borrow up to £5 million ($8 million) at June 30, 2012 and December 31, 2011. These facilities are not secured by assets of Realogy or any of its subsidiaries but are supported by letters of credit issued under the senior secured credit facility, including the synthetic letter of credit facility. The facilities generally have a one-year term with certain options for renewal. As of June 30, 2012, Realogy had outstanding borrowings of $105 million under these credit facilities. Realogy has $5 million outstanding on an $8 million capacity facility which expires in August 2012, $50 million due in January 2013 and $50 million due in July 2013. For the six months ended June 30, 2012 and June 30, 2011, the weighted average interest rate under the U.S. credit facilities was 2.9% with interest payable either monthly or quarterly.
Unsecured Notes
On April 10, 2007, Realogy issued in a private placement $1,700 million of Senior Notes due 2014, $550 million of Senior Toggle Notes due 2014 and $875 million of Senior Subordinated Notes due 2015. On February 15, 2008, Realogy completed an exchange offer to register the privately placed notes under the Securities Act. The registration statement was filed on Form S-4 (File No. 333-148153 declared effective by the SEC on January 9, 2008). The term "Existing Notes" refers to the privately placed notes and the exchange notes. On January 5, 2011, Realogy settled the Debt Exchange Offering to exchange its Existing Senior Notes and the 12.375% Senior Subordinated Notes for the Extended Maturity Notes and the Convertible Notes. On the settlement date of the Debt Exchange Offering, Realogy issued (i) $492 million aggregate principal amount of 11.50% Senior Notes, (ii) $130 million aggregate principal amount of 12.00% Senior Notes and (iii) $10 million aggregate principal amount of 13.375% Senior Subordinated Notes.
The 10.50% Senior Notes mature on April 15, 2014 and bear interest payable semiannually on April 15 and October 15 of each year. The 11.50% Senior Notes mature on April 15, 2017 and bear interest payable semiannually on April 15 and October 15 of each year.
The Senior Toggle Notes mature on April 15, 2014. Interest is payable semiannually on April 15 and October 15 of each year. For any interest payment period after the initial interest payment period and through October 15, 2011, Realogy had the option to pay interest on the Senior Toggle Notes (i) entirely in cash (“Cash Interest”), (ii) entirely by increasing the principal amount of the outstanding Senior Toggle Notes or by issuing Senior Toggle Notes (“PIK Interest”), or (iii) 50% as Cash Interest and 50% as PIK Interest. Cash Interest on the Senior Toggle Notes accrues at a rate of 11.00% per annum. PIK Interest on the Senior Toggle Notes accrues at the Cash Interest rate per annum plus 0.75%. Beginning with the interest period which ended October 2008 through the interest period which ended April 2011, Realogy elected to satisfy its interest payment obligations by issuing additional Senior Toggle Notes. Realogy elected to pay Cash Interest for the interest period commencing April 15, 2011 and is required to make all future interest payments on the Senior Toggle Notes entirely in cash until they mature.
Realogy would be subject to certain interest deduction limitations if the Senior Toggle Notes were treated as “applicable high yield discount obligations” (“AHYDO”) within the meaning of Section 163(i)(1) of the Internal Revenue Code, as amended. In order to avoid such treatment, Realogy is required to redeem for cash a portion of each Senior Toggle Note outstanding on April 15, 2012 for the periods that Realogy elected to pay PIK Interest. As a result, on April 16, 2012, Realogy redeemed $11 million principal amount of the outstanding Senior Toggle Notes.
The 12.00% Senior Notes mature on April 15, 2017 and bear interest payable semiannually on April 15 and October 15 of each year. The 12.375% Senior Subordinated Notes mature on April 15, 2015 and bear interest payable semiannually on April 15 and October 15 of each year. The 13.375% Senior Subordinated Notes mature on April 15, 2018 and bear interest payable on April 15 and October 15 of each year.
The Senior Notes are guaranteed on an unsecured senior basis, and the Senior Subordinated Notes are guaranteed on an unsecured senior subordinated basis, in each case, by each domestic subsidiary of Realogy that is a guarantor under the senior secured credit facility or certain of Realogy's outstanding securities. The Senior Notes are guaranteed by Holdings on an unsecured senior subordinated basis and the Senior Subordinated Notes are guaranteed by Holdings on an unsecured junior subordinated basis.
On June 24, 2011, Realogy completed offers of exchange notes for Extended Maturity Notes issued in the Debt Exchange Offering. The term “exchange notes” refers to the 11.50% Senior Notes due 2017, the 12.00% Senior Notes due 2017 and the 13.375% Senior Subordinated Notes due 2018, all as registered under the Securities Act, pursuant to a Registration Statement on Form S-4 (File No. 333-173254 declared effective by the SEC on May 20, 2011). Each series of the exchange notes are substantially identical in all material respects to the Extended Maturity Notes of the applicable series issued in the Debt Exchange Offering (except that the new registered exchange notes do not contain terms with respect to additional interest or transfer restrictions). Unless the context otherwise requires, the term “Extended Maturity Notes” refers to the exchange notes.
Convertible Notes
The Series A Convertible Notes, Series B Convertible Notes and Series C Convertible Notes mature on April 15, 2018 and bear interest at a rate per annum of 11.00% payable semiannually on April 15 and October 15 of each year. The Convertible Notes are convertible into Common Stock at any time prior to April 15, 2018. The Series A Convertible Notes and Series B Convertible Notes are initially convertible into 39.0244 shares of Common Stock per $1,000 aggregate principal amount of Series A Convertible Notes and Series B Convertible Notes, which is equivalent to an initial conversion price of approximately $25.625 per share, and the Series C Convertible Notes are initially convertible into 37.0714 shares of Common Stock per $1,000 aggregate principal amount of Series C Convertible Notes, which is equivalent to an initial conversion price of approximately $26.975 per share, subject to adjustment if specified distributions to holders of the Common Stock are made or specified corporate transactions occur, in each case as set forth in the indenture governing the Convertible Notes. The Convertible Notes are guaranteed on an unsecured senior subordinated basis by each of Realogy’s existing and future U.S. subsidiaries that is a guarantor under the senior secured credit facility or that guarantees certain other indebtedness in the future, subject to certain exceptions. The Convertible Notes are guaranteed on an unsecured junior subordinated basis by Holdings.
Following a Qualified Public Offering, Realogy may, at its option, redeem the Convertible Notes, in whole or in part, at a redemption price, payable in cash, equal to 90% of the principal amount of the Convertible Notes to be redeemed plus accrued and unpaid interest.
On March 21, 2012, the SEC declared effective a Registration Statement on Form S-1 (File No. 333-179896) of Holdings and Realogy, which included the effectiveness of a Post-Effective Amendment to the registration statement initially declared effective on June 16, 2011. The Registration Statement registers for resale the outstanding Convertible Notes and the Common Stock of Holdings issuable upon conversion of the Convertible Notes. Offers and sales of the Convertible Notes and Common Stock may be made by selling securityholders named in the registration statement pursuant to the related prospectus, as amended or supplemented from time to time.
Loss on the Early Extinguishment of Debt and Write-Off of Deferred Financing Costs
As a result of the 2012 Senior Secured Notes Offering, the Company recorded a loss on the early extinguishment of debt of $6 million during the six months ended June 30, 2012.
As a result of the 2011 Refinancing Transactions, the Company recorded a loss on the early extinguishment of debt of $36 million and wrote off deferred financing costs of $7 million to interest expense as a result of debt modifications during the six months ended June 30, 2011.
Securitization Obligations
Realogy has secured obligations through Apple Ridge Funding LLC, a securitization program with a borrowing capacity of $400 million and expiration date of December 2013.
In 2010, Realogy, through a special purpose entity, Cartus Financing Limited, entered into agreements providing for a £35 million revolving loan facility which expires in August 2015 and a £5 million working capital facility which expires in August 2012. These Cartus Financing Limited facilities are secured by relocation assets of a U.K. government contract in a special purpose entity and are therefore classified as permitted securitization financings as defined in Realogy’s senior secured credit facility and the indentures governing the Unsecured Notes.
The Apple Ridge entities and Cartus Financing Limited entity are consolidated special purpose entities that are utilized to securitize relocation receivables and related assets. These assets are generated from advancing funds on behalf of clients of Realogy’s relocation business in order to facilitate the relocation of their employees. Assets of these special purpose entities are not available to pay Realogy’s general obligations. Under the Apple Ridge program, provided no termination or amortization event has occurred, any new receivables generated under the designated relocation management agreements are sold into the securitization program and as new eligible relocation management agreements are entered into, the new agreements are designated to the program. The Apple Ridge program has restrictive covenants and trigger events, including performance triggers linked to the age and quality of the underlying assets, foreign obligor limits, multicurrency limits, financial reporting requirements, restrictions on mergers and change of control, breach of Realogy’s senior secured leverage ratio under Realogy’s senior secured credit facility if uncured, and cross-defaults to Realogy’s credit agreement, unsecured and secured notes or other material indebtedness. The occurrence of a trigger event under the Apple Ridge securitization facility could restrict our ability to access new or existing funding under this facility or result in termination of the facility, either of which would adversely affect the operation of our relocation business.
Certain of the funds that the Company receives from relocation receivables and related assets must be utilized to repay securitization obligations. These obligations were collateralized by $393 million and $366 million of underlying relocation receivables and other related relocation assets at June 30, 2012 and December 31, 2011, respectively. Substantially all relocation related assets are realized in less than twelve months from the transaction date. Accordingly, all of the Company’s securitization obligations are classified as current in the accompanying Condensed Consolidated Balance Sheets.
Interest incurred in connection with borrowings under these facilities amounted to $2 million and $4 million for the three and six months ended June 30, 2012, respectively and $2 million and $3 million for the three and six months ended June 30, 2011, respectively. This interest is recorded within net revenues in the accompanying Consolidated Statements of Operations as related borrowings are utilized to fund the Company’s relocation business where interest is generally earned on such assets. These securitization obligations represent floating rate debt for which the average weighted interest rate was 3.5% and 1.9% for the six months ended June 30, 2012 and 2011, respectively.

SHORT AND LONG-TERM DEBT
Total indebtedness is as follows:

	December 31,
	2011	2010
Senior Secured Credit Facility:
Non-extended revolving credit facility	$78	$—
Extended revolving credit facility	97	—
Non-extended term loan facility	629	3,059
Extended term loan facility	1,822	—
First and a Half Lien Notes	700	—
Second Lien Loans	650	650
Other bank indebtedness	133	163
Existing Notes:
10.50% Senior Notes	64	1,688
11.00%/11.75% Senior Toggle Notes	52	468
12.375% Senior Subordinated Notes	187	864
Extended Maturity Notes:
11.50% Senior Notes	489	—
12.00% Senior Notes	129	—
13.375% Senior Subordinated Notes	10	—
11.00% Convertible Notes	2,110	—
Securitization Obligations:
Apple Ridge Funding LLC	296	296
Cartus Financing Limited	31	35
	$7,477	$7,223

Indebtedness Table
As of December 31, 2011, the total capacity, outstanding borrowings and available capacity under the Company’s borrowing arrangements were as follows:

	Interest Rate	Expiration Date	Total Capacity	Outstanding Borrowings	Available Capacity
Senior Secured Credit Facility:
Non-extended revolving credit facility (1)	(2)	April 2013	$289	$78	$158
Extended revolving credit facility (1)	(2)	April 2016	363	97	200
Non-extended term loan facility	(3)	October 2013	629	629	—
Extended term loan facility	(3)	October 2016	1,822	1,822	—
Existing First and a Half Lien Notes	7.875%	February 2019	700	700	—
Second Lien Loans	13.50%	October 2017	650	650	—
Other bank indebtedness (4)		Various	133	133	—
Existing Notes:
Senior Notes	10.50%	April 2014	64	64	—
Senior Toggle Notes	11.00%	April 2014	52	52	—
Senior Subordinated Notes (5)	12.375%	April 2015	190	187	—
Extended Maturity Notes:
Senior Notes (6)	11.50%	April 2017	492	489	—
Senior Notes (7)	12.00%	April 2017	130	129	—
Senior Subordinated Notes	13.375%	April 2018	10	10	—
Convertible Notes	11.00%	April 2018	2,110	2,110	—
Securitization obligations: (8)
Apple Ridge Funding LLC		December 2013	400	296	104
Cartus Financing Limited (9)		Various	62	31	31
			$8,096	$7,477	$493
_______________

(1)
The available capacity under these facilities was reduced by $53 million and $66 million of outstanding letters of credit on the non-extended and the extended revolving credit facility, respectively, at December 31, 2011. On February 2, 2012, the Company completed the 2012 Senior Secured Notes Offering (described below) which, among other things, terminated availability under the non-extended revolving credit facility. On February 27, 2012, the Company had $55 million outstanding on the extended revolving credit facility and $81 million of outstanding letters of credit.

(2)
Interest rates with respect to revolving loans under the senior secured credit facility are based on, at Realogy’s option, adjusted LIBOR plus 2.25% (or with respect to the extended revolving loans, 3.25%) or ABR plus 1.25% (or with respect to the extended revolving loans, 2.25%) in each case subject to reductions based on the attainment of certain leverage ratios.

(3)
Interest rates with respect to term loans under the senior secured credit facility are based on, at Realogy’s option, (a) adjusted LIBOR plus 3.0% (or with respect to the extended term loans, 4.25%) or (b) the higher of the Federal Funds Effective Rate plus 0.5% (or with respect to the extended term loans, 1.75%) and JPMorgan Chase Bank, N.A.’s prime rate (“ABR”) plus 2.0% (or with respect to the extended term loans, 3.25%).

(4)
Consists of revolving credit facilities that are supported by letters of credit issued under the senior secured credit facility, $75 million due in July 2012, $8 million due in August 2012 and $50 million due in January 2013. In January 2012, Realogy repaid $25 million of the outstanding borrowings and reduced the capacity of the credit facility due in July 2012 by $25 million.

(5)	Consists of $190 million of 12.375% Senior Subordinated Notes due 2015, less a discount of $3 million.

(6)	Consists of $492 million of 11.50% Senior Notes due 2017, less a discount of $3 million.

(7)	Consists of $130 million of 12.00% Senior Notes due 2017, less a discount of $1 million.

(8)	Available capacity is subject to maintaining sufficient relocation related assets to collateralize these securitization obligations.

(9)	Consists of a £35 million facility which expires in August 2015 and a £5 million working capital facility which expires in August 2012.
2012 Senior Secured Notes Offering
On February 2, 2012, Realogy issued $593 million of First Lien Notes and $325 million of New First and a Half Lien Notes, the proceed of which were used to repay amounts outstanding under its senior secured credit facility. The First Lien Notes and the New First and a Half Lien Notes are senior secured obligations of the Company and will mature on January 15, 2020. Interest is payable semiannually on January 15 and July 15 of each year, commencing July 15, 2012. See Note 20, "Subsequent Events" for additional information related to these transactions.
2011 Refinancing Transactions
In January and February of 2011, Realogy completed a series of transactions, referred to herein as the “2011 Refinancing Transactions,” to refinance portions of its senior secured credit facility and unsecured notes.
Debt Exchange Offering
On January 5, 2011, we completed private exchange offers under Section 4(2) of the Securities Act of 1933, as amended (the “Securities Act”), relating to its outstanding Existing Notes (the “Debt Exchange Offering”). As a result of the Debt Exchange Offering, $2,110 million of Existing Notes were tendered for Convertible Notes, $632 million of Existing Notes were tendered for Extended Maturity Notes and $303 million of Existing Notes remained outstanding.
Amendment to Senior Secured Credit Facility
Effective February 3, 2011, we entered into a first amendment to our senior secured credit facility (the “Senior Secured Credit Facility Amendment”) and an incremental assumption agreement, which resulted in the following: (i) extended the maturity of a significant portion of our first lien term loans to October 10, 2016 and increased the interest rate with respect to the extended term loans; (ii) extended the maturity of a significant portion of the loans and commitments under our revolving credit facility to April 10, 2016, increased the interest rate with respect to the extended revolving loans and converted a portion of the extended revolving loans to extended term loans ($98 million in the aggregate); (iii) extended the maturity of a significant portion of the commitments under our synthetic letter of credit facility to October 10, 2016 and increased the fee with respect to the extended synthetic letter of credit commitments; and (iv) allowed for the issuance of $700 million aggregate principal amount of Existing First and a Half Lien Notes, the net proceeds of which, along with cash on hand, were used to prepay $700 million of the outstanding extended term loans. The Senior Secured Credit Facility Amendment also provides for the incurrence of additional incremental term loans that are secured on a junior basis to the second lien loans in an aggregate amount not to exceed $350 million.
Issuance of Existing First and a Half Lien Notes
On February 3, 2011, the Company issued $700 million aggregate principal amount of Existing First and a Half Lien Notes in a private offering exempt from the registration requirements of the Securities Act. The Existing First and a Half Lien Notes are secured by substantially the same collateral as the Company’s existing secured obligations under its senior secured credit facility, but the priority of the collateral liens securing the Existing First and a Half Lien Notes is (i) junior to the collateral liens securing the Company’s first lien obligations under its senior secured credit facility and (ii) senior to the collateral liens securing the Company’s second lien obligations under its senior secured credit facility. The Existing First and a Half Lien Notes mature on February 1, 2019 and bear interest at a rate of 7.875% per annum, payable semiannually on February 15 and August 15 of each year.
As discussed above, the net proceeds from the offering of the First and a Half Lien Notes, along with cash on hand, were used to prepay $700 million of certain of the first lien term loans that were extended in connection with the Senior Secured Credit Facility Amendment.
Senior Secured Credit Facility
Realogy has a senior secured credit facility which consists of (i) term loan facilities, (ii) revolving credit facilities, (iii) a synthetic letter of credit facility (the facilities described in clauses (i), (ii) and (iii), as amended by the Senior Secured Credit Facility Amendment, collectively referred to as the “First Lien Facilities”), and (iv) an incremental (or accordion) loan facility, a portion of which was utilized in connection with the incurrence of Second Lien Loans in 2009 as described below.
The extended term loans do not require any scheduled amortization of principal. The non-extended term loan facility will continue to provide for quarterly amortization payments totaling 1% per annum of the principal amount of the non-extended term loans.
Realogy uses the revolving credit facility for, among other things, working capital and other general corporate purposes. The loans under the First Lien Facilities (the “First Lien Loans”) are secured to the extent legally permissible by substantially all of the assets of Realogy, Intermediate and the subsidiary guarantors, including but not limited to (i) a first-priority pledge of substantially all capital stock held by Realogy or any subsidiary guarantor (which pledge, with respect to obligations in respect of the borrowings secured by a pledge of the stock of any first-tier foreign subsidiary, is limited to 100% of the non-voting stock (if any) and 65% of the voting stock of such foreign subsidiary), and (ii) perfected first-priority security interests in substantially all tangible and intangible assets of Realogy and each subsidiary guarantor, subject to certain exceptions.
In late 2009, Realogy incurred $650 million of Second Lien Loans (the "Second Lien Loans"). The Second Lien Loans are secured by liens on the assets of Realogy and by the guarantors that secure the First Lien Loans. However, such liens are junior in priority to the First Lien Loans and the First and a Half Lien Notes. The Second Lien Loans interest payments are payable semi-annually on April 15 and October 15 of each year. The Second Lien Loans mature on October 15, 2017 and there are no required amortization payments.
The senior secured credit facility also provides for a synthetic letter of credit facility which is for: (i) the support of Realogy’s obligations with respect to Cendant contingent and other liabilities assumed under the Separation and Distribution Agreement and (ii) general corporate purposes in an amount not to exceed $100 million. The synthetic letter of credit facility capacity is $187 million at December 31, 2011, of which $43 million will expire in October 2013 and $144 million will expire in October 2016. As of December 31, 2011, the capacity was being utilized by a $70 million letter of credit with Cendant for any remaining potential contingent obligations and $100 million of letters of credit for general corporate purposes.
Realogy’s senior secured credit facility contains financial, affirmative and negative covenants and requires Realogy to maintain a senior secured leverage ratio not to exceed a maximum amount on the last day of each fiscal quarter. Specifically, Realogy’s total senior secured net debt to trailing twelve month EBITDA may not exceed 4.75 to 1.0. EBITDA, as defined in the senior secured credit facility, includes certain adjustments and is calculated on a “pro forma” basis for purposes of calculating the senior secured leverage ratio. In this report, the Company refers to the term “Adjusted EBITDA” to mean EBITDA as so defined for purposes of determining compliance with the senior secured leverage covenant. Total senior secured net debt does not include the First and a Half Lien Notes, Second Lien Loans, other bank indebtedness not secured by a first lien on Realogy or its subsidiaries assets, securitization obligations or the Unsecured Notes (as defined below). At December 31, 2011, Realogy’s senior secured leverage ratio was 4.44 to 1.0. After giving effect to the 2012 Senior Secured Notes Offering, Realogy's senior secured leverage ratio would have been 3.87 to 1.0 at December 31, 2011.
Based upon Realogy’s financial forecast, Realogy believes that it will continue to be in compliance with the senior secured leverage ratio during the next twelve months. While the housing market has shown signs of stabilization, there remains substantial uncertainty with respect to the timing and scope of a housing recovery and if a housing recovery is delayed or is weak, Realogy may be subject to additional pressure in maintaining compliance with its senior secured leverage ratio.
To maintain compliance with the senior secured leverage ratio for the twelve-month periods ending March 31, 2012, June 30, 2012, September 30, 2012 and December 31, 2012 (or to avoid an event of default thereof), the Company will need to achieve a certain amount of Adjusted EBITDA and/or reduced levels of total senior secured net debt. The factors that will impact the foregoing include: (a) changes in sales volume and/or the price of existing homesales, (b) the ability to continue to implement cost-savings and business productivity enhancement initiatives, (c) increasing new franchise sales, sales associate recruitment and/or brokerage and other acquisitions, (d) obtaining additional equity financing from our parent company, (e) obtaining additional debt or equity financing from third party sources, or (f) a combination thereof. Factors (b) through (e) may be insufficient to overcome macroeconomic conditions affecting the Company.
Realogy has the right to cure an event of default of the senior secured leverage ratio in three of any of the four consecutive quarters through the issuance of additional Holdings equity for cash, which would be infused as capital into Realogy. The effect of such infusion would be to increase Adjusted EBITDA for purposes of calculating the senior secured leverage ratio for the applicable twelve-month period and reduce net senior secured indebtedness upon actual receipt of such capital. If Realogy is unable to maintain compliance with the senior secured leverage ratio and fails to remedy a default through an equity cure as described above, there would be an “event of default” under the senior secured credit facility. Other events of default under the senior secured credit facility include, without limitation, nonpayment, material misrepresentations, insolvency, bankruptcy, certain material judgments, change of control and cross-events of default on material indebtedness.
If an event of default occurs under the senior secured credit facility, and Realogy fails to obtain a waiver from the lenders, Realogy’s financial condition, results of operations and business would be materially adversely affected. Upon the occurrence of an event of default under the senior secured credit facility, the lenders:

•	would not be required to lend any additional amounts to Realogy;

•	could elect to declare all borrowings outstanding, together with accrued and unpaid interest and fees, to be due and payable;

•	could require Realogy to apply all of its available cash to repay these borrowings; or

•	could prevent Realogy from making payments on the First and a Half Lien Notes or the Unsecured Notes;
any of which could result in an event of default under the First and a Half Lien Notes, the Unsecured Notes and the Company’s Apple Ridge Funding LLC securitization program.
Other Bank Indebtedness
Realogy has separate revolving U.S. credit facilities under which it could borrow up to $125 million at December 31, 2011 and $155 million at December 31, 2010 and a separate U.K. credit facility under which it could borrow up to £5 million at December 31, 2011 and 2010. These facilities are not secured by assets of Realogy or any of its subsidiaries but are supported by letters of credit issued under the senior secured credit facility. The facilities generally have a one-year term with certain options for renewal. As of December 31, 2011, Realogy had outstanding borrowings of $133 million under these credit facilities with $75 million due in July 2012, $8 million due in August 2012 and $50 million due in January 2013. In January 2012, Realogy repaid $25 million of the outstanding borrowings and reduced the capacity of the credit facility due in July 2012 by $25 million. For the year ended December 31, 2011 and 2010, the weighted average interest rate under the U.S. credit facilities was 2.9% and 3.0%, respectively, and under the U.K. credit facility was 2.5% and 2.5%, respectively, with interest payable either monthly or quarterly.
Unsecured Notes
On April 10, 2007, Realogy issued $1,700 million of Senior Notes, $550 million of Senior Toggle Notes and $875 million of Senior Subordinated Notes.
On January 5, 2011, Realogy consummated the Debt Exchange Offering for a portion of its Existing Notes pursuant to which Realogy issued the Extended Maturity Notes and three series of Convertible Notes. Pursuant to the Debt Exchange Offering, $2,110 million aggregate principal amount of the Existing Notes were tendered for Convertible Notes, which are convertible at the holder’s option into Class A Common Stock, and $632 million aggregate principal amount of the Existing Notes were tendered for the Extended Maturity Notes.
As a result of the Debt Exchange Offering, Realogy extended the maturity of $2,742 million aggregate principal amount of the Unsecured Notes to 2017 and 2018, leaving $303 million aggregate principal amount of Existing Notes that mature in 2014 and 2015. In addition, pursuant to the terms of the indenture governing the terms of the Convertible Notes, the Convertible Notes are redeemable at Realogy’s option at a price equal to 90% of the principal amount thereof, plus accrued and unpaid interest to the date of redemption upon a Qualified Public Offering.
The 10.50% Senior Notes mature on April 15, 2014 and bear interest payable semiannually on April 15 and October 15 of each year. The 11.50% Senior Notes mature on April 15, 2017 and bear interest payable semiannually on April 15 and October 15 of each year.
The Senior Toggle Notes mature on April 15, 2014. Interest is payable semiannually on April 15 and October 15 of each year. For any interest payment period after the initial interest payment period and through October 15, 2011, Realogy had the option to pay interest on the Senior Toggle Notes (i) entirely in cash (“Cash Interest”), (ii) entirely by increasing the principal amount of the outstanding Senior Toggle Notes or by issuing Senior Toggle Notes (“PIK Interest”), or (iii) 50% as Cash Interest and 50% as PIK Interest. Cash Interest on the Senior Toggle Notes accrues at a rate of 11.00% per annum. PIK Interest on the Senior Toggle Notes accrues at the Cash Interest rate per annum plus 0.75%. Beginning with the interest period which ended October 2008 through the interest period which ended April 2011, Realogy elected to satisfy its interest payment obligations by issuing additional Senior Toggle Notes. Realogy elected to pay Cash Interest for the interest period commencing April 15, 2011 and is required to make all future interest payments on the Senior Toggle Notes entirely in cash until they mature.
Realogy would be subject to certain interest deduction limitations if the Senior Toggle Notes were treated as “applicable high yield discount obligations” (“AHYDO”) within the meaning of Section 163(i)(1) of the Internal Revenue Code, as amended. In order to avoid such treatment, Realogy is required to redeem for cash a portion of each Senior Toggle Note then outstanding at the end of the accrual period ending in April 2012. The portion of a Senior Toggle Note required to be redeemed is an amount equal to the excess of the accrued original issue discount as of the end of such accrual period, less the amount of interest paid in cash on or before such date, less the first-year yield (the issue price of the debt instrument multiplied by its yield to maturity). For the periods that Realogy elected to pay PIK Interest, Realogy will be required to repay approximately $11 million in April 2012.
The 12.00% Senior Notes mature on April 15, 2017 and bear interest payable semiannually on April 15 and October 15 of each year. The 12.375% Senior Subordinated Notes mature on April 15, 2015 and bear interest payable semiannually on April 15 and October 15 of each year. The 13.375% Senior Subordinated Notes mature on April 15, 2018 and bear interest payable on April 15 and October 15 of each year.
The Senior Notes are guaranteed on an unsecured senior basis, and the Senior Subordinated Notes are guaranteed on an unsecured senior subordinated basis, in each case, by each of Realogy’s existing and future U.S. subsidiaries that is a guarantor under the senior secured credit facility or that guarantees certain other indebtedness in the future, subject to certain exceptions. The Senior Notes are guaranteed by Holdings on an unsecured senior subordinated basis and the Senior Subordinated Notes are guaranteed by Holdings on an unsecured junior subordinated basis.
On June 24, 2011, Realogy completed offers of exchange notes for Extended Maturity Notes issued in the Debt Exchange Offering. The term “exchange notes” refers to the 11.50% Senior Notes due 2017, the 12.00% Senior Notes due 2017 and the 13.375% Senior Subordinated Notes due 2018, all as registered under the Securities Act, pursuant to a Registration Statement on Form S-4 (File No. 333-173254 declared effective by the SEC on May 20, 2011). Each series of the exchange notes are substantially identical in all material respects to the Extended Maturity Notes of the applicable series issued in the Debt Exchange Offering (except that the new registered exchange notes do not contain terms with respect to additional interest or transfer restrictions). Unless the context otherwise requires, the term “Extended Maturity Notes” refers to the exchange notes.
Convertible Notes
The Series A Convertible Notes, Series B Convertible Notes and Series C Convertible Notes mature on April 15, 2018 and bear interest at a rate per annum of 11.00% payable semiannually on April 15 and October 15 of each year. The Convertible Notes are convertible into Class A Common Stock at any time prior to April 15, 2018. The Series A Convertible Notes and Series B Convertible Notes are initially convertible into 39.0244 shares of Class A Common Stock per $1,000 aggregate principal amount of Series A Convertible Notes and Series B Convertible Notes, which is equivalent to an initial conversion price of approximately $25.625 per share, and the Series C Convertible Notes are initially convertible into 37.0714 shares of Class A Common Stock per $1,000 aggregate principal amount of Series C Convertible Notes, which is equivalent to an initial conversion price of approximately $26.975 per share, subject to adjustment if specified distributions to holders of the Class A Common Stock are made or specified corporate transactions occur, in each case as set forth in the indenture governing the Convertible Notes. The Convertible Notes are guaranteed on an unsecured senior subordinated basis by each of Realogy’s existing and future U.S. subsidiaries that is a guarantor under the senior secured credit facility or that guarantees certain other indebtedness in the future, subject to certain exceptions. The Convertible Notes are guaranteed on an unsecured junior subordinated basis by Holdings.
Following a Qualified Public Offering, Realogy may, at its option, redeem the Convertible Notes, in whole or in part, at a redemption price, payable in cash, equal to 90% of the principal amount of the Convertible Notes to be redeemed plus accrued and unpaid interest thereon to, but excluding, the redemption date.
On June 16, 2011, the SEC declared effective a Registration Statement on Form S-1 (File No. 333-173250) of Holdings and Realogy, registering for resale the outstanding Convertible Notes and the Class A Common Stock of Holdings issuable upon conversion of the Convertible Notes. Offers and sales of the Convertible Notes and Class A Common Stock may be made by selling securityholders pursuant to the June 2011 Final Prospectus as amended or supplemented from time to time.
Loss (Gain) on the Early Extinguishment of Debt and Write-off of Deferred Financing Costs
As a result of the 2011 Refinancing Transactions, the Company recorded a loss on the early extinguishment of debt of $36 million and wrote off deferred financing costs of $7 million to interest expense as a result of debt modifications during the year ended December 31, 2011.
On September 24, 2009, Realogy and certain affiliates of Apollo entered into an agreement with a third party pursuant to which Realogy exchanged approximately $221 million aggregate principal amount of Senior Toggle Notes held by it for $150 million aggregate principal amount of Second Lien Loans. The third party also sold the balance of the Senior Toggle Notes it held for cash to an affiliate of Apollo in a privately negotiated transaction and used a portion of the cash proceeds to participate as a lender in the Second Lien Loan transaction. The transaction with the third party closed concurrently with the initial closing of the Second Lien Loans. As a result of the exchange, the Company recorded a gain on the extinguishment of debt of $75 million.
Securitization Obligations
Realogy has secured obligations through Apple Ridge Funding LLC, a securitization program which was due to expire in April 2012. On December 14, 2011, Realogy entered into agreements to amend and extend the existing Apple Ridge Funding LLC securitization program. The maturity date has been extended until December 2013. The maximum borrowing capacity remained at $400 million.
In 2010, Realogy, through a special purpose entity, Cartus Financing Limited, entered into agreements providing for a £35 million revolving loan facility which expires in August 2015 and a £5 million working capital facility which expires in August 2012. These Cartus Financing Limited facilities are secured by relocation assets of a U.K. government contract in a special purpose entity and are therefore classified as permitted securitization financings as defined in Realogy’s senior secured credit facility and the indentures governing the Unsecured Notes.
The Apple Ridge entities and Cartus Financing Limited entity are consolidated special purpose entities that are utilized to securitize relocation receivables and related assets. These assets are generated from advancing funds on behalf of clients of Realogy’s relocation business in order to facilitate the relocation of their employees. Assets of these special purpose entities are not available to pay Realogy’s general obligations. Under the Apple Ridge program, provided no termination or amortization event has occurred, any new receivables generated under the designated relocation management agreements are sold into the securitization program and as new eligible relocation management agreements are entered into, the new agreements are designated to the program. The Apple Ridge program has restrictive covenants and trigger events, including performance triggers linked to the age and quality of the underlying assets, foreign obligor limits, multicurrency limits, financial reporting requirements, restrictions on mergers and change of control, breach of Realogy’s senior secured leverage ratio under Realogy’s senior secured credit facility if uncured, and cross-defaults to Realogy’s credit agreement, unsecured and secured notes or other material indebtedness. The occurrence of a trigger event under the Apple Ridge securitization facility could restrict our ability to access new or existing funding under this facility or result in termination of the facility, either of which would adversely affect the operation of our relocation business.
Certain of the funds that the Company receives from relocation receivables and related assets must be utilized to repay securitization obligations. These obligations were collateralized by $366 million and $393 million of underlying relocation receivables and other related relocation assets at December 31, 2011 and 2010, respectively. Substantially all relocation related assets are realized in less than twelve months from the transaction date. Accordingly, all of the Company’s securitization obligations are classified as current in the accompanying Consolidated Balance Sheets.
Interest incurred in connection with borrowings under these facilities amounted to $6 million and $7 million for the year ended December 31, 2011 and 2010, respectively. This interest is recorded within net revenues in the accompanying Consolidated Statements of Operations as related borrowings are utilized to fund the Company’s relocation business where interest is generally earned on such assets. These securitization obligations represent floating rate debt for which the average weighted interest rate was 2.1% and 2.4% for the year ended December 31, 2011 and 2010, respectively.

Employee Benefit Plans	12 Months Ended
Dec. 31, 2011
Compensation and Retirement Disclosure [Abstract]
Employee Benefit Plans
EMPLOYEE BENEFIT PLANS
DEFINED BENEFIT PENSION PLAN
At December 31, 2011 and 2010, the accumulated benefit obligation of this plan was $154 million and $135 million, respectively, and the fair value of the plan assets were $94 million and $91 million, respectively, resulting in an unfunded accumulated benefit obligation of $60 million and $44 million, respectively, which is recorded in Other non-current liabilities in the Consolidated Balance Sheets. Participation in this plan was frozen as of July 1, 1997. The projected benefit obligation of this plan is equal to the accumulated benefit obligation as almost all of the employees participating in this plan are no longer accruing benefits.
The following tables show the changes in benefit obligation and plan assets for the defined benefit pension plan during the years ended:

	2011	2010
Change in benefit obligation
Benefit obligation at beginning of year	$135	$125
Interest cost	7	7
Actuarial (gain) loss	20	11
Net benefits paid	(8)	(8)
Benefit obligation at end of year	154	135
Change in plan assets
Fair value of plan assets at beginning of year	$91	$86
Actual return on plan assets	3	10
Employer contribution	8	3
Net benefits paid	(8)	(8)
Fair value of plan assets at end of year	94	91
Underfunded at end of year	$60	$44

The weighted average assumptions that were used to determine the Company’s benefit obligation and net periodic benefit cost for the following years ended December 31 are:

	2011	2010
Discount rate for year-end obligation	4.10%	5.20%
Discount rate for net periodic pension cost	5.20%	5.70%
Expected long term return on assets for year-end obligation	7.50%	7.50%
Expected long-term return on assets for net periodic pension cost	7.25%	7.50%
Compensation increase	—	—

The net periodic pension cost for 2011 was approximately $3 million and is comprised of interest cost of approximately $7 million and the amortization of the actuarial net loss of $3 million offset by a benefit of $7 million for the expected return on assets. The net periodic pension cost for 2010 was approximately $3 million and is comprised of interest cost of approximately $7 million and the amortization of the actuarial net loss of $2 million offset by a benefit of $6 million for the expected return on assets. The estimated actuarial loss of approximately $3 million will be amortized from the accumulated other comprehensive income into net periodic pension cost in 2012.
Estimated future benefit payments as of December 31, 2011 are as follows:

Year	Amount
2012	$8
2013	8
2014	8
2015	9
2016	9
2017 through 2021	48

The minimum funding required during 2012 is estimated to be $9 million.
The Company recognized a loss of $21 million and a loss of $6 million in other comprehensive income for the years ended December 31, 2011 and 2010, respectively. The total amount recognized in net periodic pension cost (benefit) and other comprehensive income was $24 million and $9 million for the years ended December 31, 2011 and 2010, respectively.
The amount in accumulated other comprehensive income not yet recognized as components of the periodic pension cost (benefit) is comprised of an actuarial loss of $54 million and $34 million as of December 31, 2011 and 2010, respectively.
It is the objective of the plan sponsor to maintain an adequate level of diversification to balance market risk, prudently invest to preserve capital and to provide sufficient liquidity under the plan. The assumption used for the expected long-term rate of return on plan assets is based on the long-term expected returns for the investment mix of assets currently in the portfolio. Historic real return trends for the various asset classes in the class portfolio are combined with anticipated future market conditions to estimate the real rate of return for each class. These rates are then adjusted for anticipated future inflation to determine estimated nominal rates of return for each class.
The following table presents the fair values of plan assets by category as of December 31, 2011:

Asset Category	Quoted Price in Active Market for Identical Assets (Level I)	Significant Other Observable Inputs (Level II)	Significant Unobservable Inputs (Level III)	Total
Cash and cash equivalents	$2	$—	$—	$2
Equity Securities:
U.S. large-cap funds	—	25	—	25
U.S. small-cap funds	—	5	—	5
International funds	—	8	—	8
Real estate fund	—	3	—	3
Fixed Income Securities:
Bond funds	—	51	—	51
Total	$2	$92	$—	$94
The following table presents the fair values of plan assets by category as of December 31, 2010:

Asset Category	Quoted Price in Active Market for Identical Assets (Level I)	Significant Other Observable Inputs (Level II)	Significant Unobservable Inputs (Level III)	Total
Cash and cash equivalents	$2	$—	$—	$2
Equity Securities:
U.S. large-cap funds	—	22	—	22
U.S. small-cap funds	—	5	—	5
International funds	—	7	—	7
Real estate fund	—	3	—	3
Fixed Income Securities:
Bond funds	—	52	—	52
Total	$2	$89	$—	$91

OTHER EMPLOYEE BENEFIT PLANS
The Company also maintains post-retirement health and welfare plans for certain subsidiaries and a non-qualified pension plan for certain individuals. At December 31, 2011 and 2010, the related projected benefit obligation for these plans accrued on the Company’s Consolidated Balance Sheets (primarily within Other non-current liabilities) was $10 million and $10 million, respectively. The expense recorded by the Company in 2011 and 2010 was less than $1 million.
DEFINED CONTRIBUTION SAVINGS PLAN
The Company sponsors a defined contribution savings plan that provides certain eligible employees of the Company an opportunity to accumulate funds for retirement. Prior to mid-February 2008, the Company matched a portion of the contributions made by participating employees. In July 2010, the Company reinstated the match for a portion of the contributions made by participating employees. The Company’s cost for contributions to this plan was $5 million, $2 million and $0 for the years ended December 31, 2011, 2010 and 2009, respectively.

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income Taxes
INCOME TAXES
The income tax provision consists of the following:

	For the Year Ended December 31,
	2011	2010	2009
Current:
Federal	$1	$—	$(1)
State	5	(3)	1
Foreign	8	5	8
	14	2	8
Deferred:
Federal	28	112	(45)
State	(10)	19	(13)
	18	131	(58)
Income tax expense (benefit)	$32	$133	$(50)

Pre-tax income (loss) for domestic and foreign operations consisted of the following:

	For the Year Ended December 31,
	2011	2010	2009
Domestic	$(422)	$30	$(334)
Foreign	13	6	24
Pre-tax income (loss)	$(409)	$36	$(310)

Current and non-current deferred income tax assets and liabilities, as of December 31, are comprised of the following:

	2011	2010
Current deferred income tax assets:
Accrued liabilities and deferred income	$84	$78
Provision for doubtful accounts	23	27
Liability for unrecognized tax benefits	3	—
Cash flow hedges	3	—
	113	105
Less: valuation allowance	(30)	(11)
Current deferred income tax assets	83	94
Current deferred income tax liabilities:
Prepaid expenses	17	18
Current deferred income tax liabilities	17	18
Current net deferred income tax asset	$66	$76

Non-current deferred income tax assets:
Net operating loss carryforwards	$846	$663
Alternative minimum tax credit carryforward	2	2
Foreign tax credit carryforwards	3	3
State tax credit carryforwards	1	1
Accrued liabilities and deferred income	26	32
Capital loss carryforward	32	32
Investment in joint venture	3	3
Minimum pension obligation	22	14
Cash flow hedges	4	7
Provision for doubtful accounts	6	7
Liability for unrecognized tax benefits	11	9
Other	5	4
	961	777
Less: valuation allowance	(308)	(107)
Non-current deferred income tax assets	653	670
Less:
Non-current deferred income tax liabilities:
Depreciation and amortization	1,074	1,084
Non-current net deferred income tax liability	$(421)	$(414)

As of December 31, 2011, the Company had gross federal and state net operating loss carryforwards of $2,068 million. The federal net operating loss carryforwards expire between 2025 and 2031 and the state net operating loss carryforwards expire between 2012 and 2031.
Management has determined that, based upon all available evidence, it is more likely than not that certain deferred tax assets will not be utilized in the foreseeable future and, as such, has recorded a corresponding valuation allowance. In assessing the valuation allowance at December 31, 2011 and 2010, the Company determined that a full valuation allowance was required on the net definite-lived deferred tax asset balance. The Company’s valuation allowance was $338 million and $118 million at December 31, 2011 and 2010, respectively.
The Company’s effective income tax rate differs from the U.S. federal statutory rate as follows:

	For the Year Ended December 31,
	2011	2010	2009
Federal statutory rate	35%	35%	35%
State and local income taxes, net of federal tax benefits	1	(6)	6
Net impact of IRS settlement	—	303	—
Foreign rate differential	(2)	14	—
Permanent differences	1	—	—
Net change in valuation allowance	(43)	23	(23)
Other	—	—	(2)
	(8%)	369%	16%

The 2011 change in valuation allowance reflects a full valuation allowance on tax benefits generated from current period operations and the impact of tax benefits from intangibles that are indefinite lived for financial statement purposes..
The majority of the rate differential for the year ended December 31, 2010 reflects the impact of our former parent company's IRS examination settlement. The settlement resulted in nontaxable book income related to the reversal of a portion of our legacy reserves as well as a reduction of certain deferred tax assets. The net tax impact of the IRS settlement reflects the federal and state tax impact of the reduction of deferred tax assets, net of valuation allowance ($109 million). The 2010 change in valuation allowance reflects the balance of the federal and state tax impact of current operations (loss for tax purposes) offset by a tax provision for the increase in deferred tax liabilities associated with indefinite-lived intangible assets.
The 2009 change in valuation allowance reflects a reduction to the previously recorded valuation allowance, partially offset by a full valuation allowance on tax benefits generated from current period operations and the impact of indefinite-lived intangible assets.
The Company is subject to income taxes in the United States and several foreign jurisdictions. Significant judgment is required in determining the worldwide provision for income taxes and recording related assets and liabilities. In the ordinary course of business, there are many transactions and calculations where the ultimate tax determination is uncertain. The Company is regularly under audit by tax authorities whereby the outcome of the audits is uncertain. The Company believes there is appropriate support for positions taken on its tax returns. The liabilities that have been recorded represent the best estimates of the probable loss on certain positions and are adequate for all open years based on an assessment of many factors including past experience and interpretations of tax law applied to the facts of each matter. However, the outcome of tax audits are inherently uncertain.
Tax Sharing Agreement
Under the Tax Sharing Agreement with Cendant, Wyndham Worldwide and Travelport, the Company is generally responsible for 62.5% of payments made to settle claims with respect to tax periods ending on or prior to December 31, 2006 that relate to income taxes imposed on Cendant and certain of its subsidiaries, the operations (or former operations) of which were determined by Cendant not to relate specifically to the respective businesses of Realogy, Wyndham Worldwide, Avis Budget or Travelport. On July 15, 2010, Cendant and the IRS agreed to settle the previously disclosed IRS examination of Cendant’s taxable years 2003 through 2006. Pursuant to the IRS settlement, Tax Sharing Agreement and a letter agreement executed with Wyndham, Realogy in 2010 paid $58 million, including interest, to reimburse Cendant for a portion of the amount payable by Cendant to the IRS and Wyndham for certain tax credits used under the IRS settlement. With respect to any remaining residual legacy Cendant tax liabilities which remain after the IRS settlement, the Company and its former parent believe there is appropriate support for the positions taken on Cendant’s tax returns. However, tax audits and any related litigation, including disputes or litigation on the allocation of tax liabilities between parties under the Tax Sharing Agreement, could result in outcomes for the Company that are different from those reflected in the Company’s historical financial statements.
Accounting for Uncertainty in Income Taxes
The Company utilizes the FASB guidance for accounting for uncertainty in income taxes, which prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. The Company reflects changes in its liability for unrecognized tax benefits as income tax expense in the Consolidated Statements of Operations. As of December 31, 2011, the Company’s gross liability for unrecognized tax benefits was $42 million, of which $31 million would affect the Company’s effective tax rate, if recognized. The Company does not expect that its unrecognized tax benefits will significantly change over the next 12 months.
The Company recognizes accrued interest and penalties related to unrecognized tax benefits in interest expense and operating expenses, respectively. The Company recognized interest expense of $5 million and penalties of $1 million for the year ended December 31, 2011, a reduction of interest expense of $1 million for the year ended December 31, 2010 and interest expense of $2 million for the year ended December 31, 2009.
The rollforward of unrecognized tax benefits are summarized in the table below:

Unrecognized tax benefits—January 1, 2009	$25
Gross decreases—tax positions in prior periods	2
Gross increases—current period tax positions	3
Unrecognized tax benefits—December 31, 2009	$30
Gross increases—tax positions in prior periods	7
Reduction due to lapse of statute of limitations	(3)
Unrecognized tax benefits—December 31, 2010	$34
Gross increases—tax positions in prior periods	8
Gross increases—tax positions in current period	5
Reduction due to lapse of statute of limitations	(5)
Unrecognized tax benefits—December 31, 2011	$42

Restructuring Costs	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Restructuring and Related Activities [Abstract]
Restructuring Costs
RESTRUCTURING COSTS
2012 Restructuring Program
During the first six months of 2012, the Company committed to various initiatives targeted principally at reducing costs, enhancing organizational efficiencies and consolidating existing facilities. The Company currently expects to incur restructuring charges of $10 million in 2012. As of June 30, 2012, the Company Owned Real Estate Brokerage Services recognized $2 million of personnel related expense and $1 million of facility related expenses. The Relocation Services and the Title and Settlement Services segments each recognized $1 million of facility related expenses. At June 30, 2012, the remaining liability is $2 million.
2011 Restructuring Program
During 2011, the Company committed to various initiatives targeted principally at reducing costs, enhancing organizational efficiencies and consolidating existing facilities.  The Company incurred restructuring charges of $11 million in 2011. The Company Owned Real Estate Brokerage Services segment recognized $5 million of facility related expenses and $4 million of personnel related expenses. The Relocation Services segment recognized $1 million of personnel related expense and the Title and Settlement Services segment recognized $1 million of facility related expenses. At June 30, 2012, the remaining liability is $2 million.
Prior Restructuring Programs
The Company committed to restructuring activities targeted principally at reducing personnel related costs and consolidating facilities during 2006 through 2010. At December 31, 2011, the remaining liability for these various restructuring activities was $17 million. During the six months ended June 30, 2012, the Company utilized $4 million of the remaining accrual resulting in a remaining liability of $13 million related to future lease payments.

RESTRUCTURING COSTS
2011 Restructuring Program
During 2011, the Company committed to various initiatives targeted principally at reducing costs, enhancing organizational efficiencies and consolidating existing facilities.  The Company incurred restructuring charges of $11 million in 2011. The Company Owned Real Estate Brokerage Services segment recognized $5 million of facility related expenses and $4 million of personnel related expenses. The Relocation Services and Title and Settlement Services segments each recognized $1 million of facility and personnel related expenses. At December 31, 2011 the remaining liability is $3 million.
2010 Restructuring Program
During 2010, the Company committed to various initiatives targeted principally at reducing costs, enhancing organizational efficiencies and consolidating facilities. The Company recognized $21 million for the year ended December 31, 2010. The Company Owned Real Estate Brokerage Services segment recognized $9 million of facility related expenses, $3 million of personnel related expenses and $1 million of expense related to asset impairments. The Relocation Services segment recognized $2 million of facility related expenses and $1 million of personnel related expenses. The Title and Settlement Services segment recognized $2 million of facility related expenses and $1 million of personnel related expenses. The Corporate and Other segment recognized $2 million of facility related expenses. At December 31, 2011, the remaining liability is $3 million.
 2009 Restructuring Program
During 2009, the Company committed to various initiatives targeted principally at reducing costs, enhancing organizational efficiencies and consolidating facilities. The Company recognized $74 million of restructuring expense in 2009 and the remaining liability at December 31, 2010 was $21 million. During the year ended December 31, 2011, the Company utilized $9 million of the accrual resulting in a remaining liability of $12 million related to future lease payments.
Prior Restructuring Programs
The Company committed to restructuring activities targeted principally at reducing personnel related costs and consolidating facilities during 2006 through 2008. At December 31, 2010, the remaining liability was $6 million. During the year ended December 31, 2011, the Company utilized $4 million of the remaining accrual resulting in a remaining liability of $2 million related to future lease payments.

Stock-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Share-based Compensation [Abstract]
Stock-Based Compensation
STOCK-BASED COMPENSATION
Incentive Equity Awards Granted by Holdings
In April 2007, Holdings adopted the Realogy Holdings Corp. 2007 Stock Incentive Plan (the “Plan”) under which non-qualified stock options, rights to purchase shares of common stock, restricted stock and other awards settleable in, or based upon, Holdings common stock may be issued to employees, consultants or directors of Realogy. The original stock options granted were either time vesting or performance based awards with an exercise price equal to the grant date fair price of the underlying shares and a contractual term of 10 years. The time vesting options are subject to ratable vesting over the requisite service period.
In November 2010, Holdings exchanged almost all of the original stock options granted to employees (0.41 million) for new stock options as described below. Each original option held by eligible employees was exchanged on a one-for-one basis for a new option with different terms. The original options had an exercise price of $250 per share and were 50% time vested and 50% performance based awards. These awards were exchanged for all time vested new awards. The new options were unvested on the date of grant and vest at a rate of 25% a year over a four-year period, which began on July 1, 2010 with a 10-year contractual term beginning on the date of grant. The exercise price for 30% of the new options issued to certain senior executives was $137.50 per share and the exercise price of all other new options issued was $20.75 per share, which represented the fair market value of Common Stock of Holdings as determined by its Compensation Committee as of the date of grant of the new options. The exchange resulted in an incremental stock compensation expense of $4 million that will be recognized over a four-year vesting period, which began on July 1, 2010.
The fair value of the time vesting options and Phantom Value Plan (see discussion below) options was estimated on the date of grant using the Black-Scholes option-pricing model utilizing the following assumptions. Expected volatility was based on historical volatilities of comparable companies. The expected term of the options granted represents the period of time that options were expected to be outstanding. The risk-free interest rate was based on the U.S. Treasury yield curve in effect at the time of the grant, which corresponds to the expected term of the options.
In February 2012, the Holdings Board granted 4 thousand of time vesting stock options to an independent director of Realogy. In April and May 2012, the Holdings Board granted 0.97 million of time vesting stock options to senior management employees. The options have a term of 10 years, an exercise price of $17.50 per share and a fair market value of $20.50 per share on the date of grant. The options become exercisable over a four-year period at the rate of 25% per year, commencing one year from the date of grant. In addition, in April 2012, 0.08 million of performance based stock options were granted under the Phantom Value Plan. The performance based stock options have a term of 7 years, an exercise price of $17.50 per share and a fair market value of $20.50 per share on the date of grant.
On April 30, 2012, the Holdings Compensation Committee approved a further amendment to the plan to increase the number of shares reserved thereunder by 1 million to 2.69 million reserved shares. As of June 30, 2012, the total number of shares available for future grant was approximately 1.12 million shares.

	2012
	Time Vesting Options	Phantom Plan Options
Weighted average grant date fair value	$10.25	$9.75
Expected volatility	46.84%	50.28%
Expected term (years)	6.25	4.75
Risk-free interest rate	1.1%	0.79%
Dividend yield	—	—

Equity Award Activity
A summary of 2012 option and restricted share activity is presented below (number of shares in millions):

	Time Vesting Options	Performance Based Options	Restricted Stock
Outstanding at January 1, 2012	0.53	0.18	*
Granted	0.98	0.08	—
Exercised	—	—	—
Vested	—	—	—
Forfeited	(0.10)	(0.10)	—
Outstanding as of June 30, 2012	1.41	0.16	*

* The outstanding amount is 4 thousand shares of restricted stock.

	Options Vested	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Exercisable at June 30, 2012	0.11	48.25	8.32 years	—

As of June 30, 2012, there was approximately $11 million of unrecognized compensation cost related to the time vesting options and restricted stock under the Plan and $2 million of unrecognized compensation cost related to performance based options issued under the Phantom Value Plan described below. Unrecognized cost for the time vesting options and restricted stock will be recorded in future periods as compensation expense as the awards vest over the 4 year period from the date of grant with a remaining weighted average period of approximately 2.9 years. The Company recorded stock-based compensation expense related to the incentive equity awards of $1 million and $2 million for the three and six months ended June 30, 2012, respectively, and $1 million and $3 million related to the incentive equity awards for the three and six months ended June 30, 2011.
Phantom Value Plan
On January 5, 2011, the Board of Directors of Holdings approved the Realogy Corporation Phantom Value Plan (the “Phantom Value Plan”), which is intended to provide certain of Realogy’s executive officers with an incentive (the “Incentive Awards”) to remain in the service of Realogy, increase interest in the success of Realogy and create the opportunity to receive compensation based upon Realogy’s success. On January 5, 2011, the Board of Directors of the Company made initial grants of Incentive Awards in an aggregate amount of $22 million to certain executive officers of Realogy. The amount of the Incentive Awards granted to certain of Realogy’s executive officers was determined by the sum of (1) the shares of common stock purchased by the executives at $250.00 per share in April 2007 (representing an aggregate purchase price of $18.5 million) and (2) the implied $250.00 per share grant date value in April 2007 of the executive's restricted stock grant (representing an aggregate of $3.3 million). Incentive Awards are immediately cancelable and forfeitable in the event of the termination of a participant’s employment for any reason. The Incentive Awards terminate 10 years from the date of grant.
Incentive Awards under the Phantom Value Plan
Under the Phantom Value Plan, each participant is eligible to receive a cash payment with respect to an Incentive Award relating to the Convertible Notes that RCIV Holdings (“RCIV”), an affiliate of Apollo, purchased ($1.3 billion aggregate principal amount) for which RCIV receives cash upon the discharge or third-party sale of not less than $267 million of the aggregate principal amount of the Convertible Notes (the “Plan Notes”). Any cash payments made under the Phantom Value Plan will be recorded as compensation expense when RCIV receives cash upon the discharge or third-party sale of the Plan Notes (or the shares underlying the Plan Notes).
Stock Option Awards under the Phantom Value Plan
On each date RCIV receives cash interest on the Plan Notes, certain executive officers of Realogy may be granted stock options under the Holdings 2007 Stock Incentive Plan. The aggregate value of stock options granted (determined by the Holdings Board or its Compensation Committee in its sole discretion) is equal to an amount which bears the same ratio to the aggregate dollar amount of the participant’s Incentive Award as the aggregate amount of cash interest received by RCIV on such date bears to the aggregate principal amount of the Plan Notes held by RCIV on the date of grant of the Incentive Award. Generally, each grant of stock options vests over a three year period subject to the participant’s continued employment, however, the vested stock options does not become exercisable until one year following a qualified public offering. As such, compensation expense will begin to be recorded after a public offering becomes probable of occurring. The stock options have a term of 7.5 years. In April 2012, Holdings issued 0.08 million stock options under the Phantom Value Plan in conjunction with RCIV receiving cash interest on the Plan Notes.

STOCK-BASED COMPENSATION
Incentive Equity Awards Granted by Holdings
In April 2007, Holdings adopted the Realogy Holdings Corp. 2007 Stock Incentive Plan (the “Plan”) under which non-qualified stock options, rights to purchase shares of common stock, restricted stock and other awards settleable in, or based upon, Holdings common stock may be issued to employees, consultants or directors of Realogy. The stock options and restricted stock granted are either time vesting or performance based awards with an exercise price equal to the grant date fair price of the underlying shares and a contractual term of 10 years. The time vesting options are subject to ratable vesting over the requisite service period. The performance based options are “cliff” vested upon the achievement of certain internal rate of return (“IRR”) targets which are measured based upon distributions made to the stockholders of Holdings. The restricted stock was granted at the grant date fair value and has a three-year requisite service period with one-half “cliff” vesting after 18 months of service and one-half “cliff” vesting at the end of the three-year service period.
During 2011, the Holdings Board granted 0.03 million of time vesting stock options and 4 thousand shares of time vesting restricted stock to senior management employees and an independent director of Realogy, as well as 0.08 million of performance based stock options granted under the Phantom Value Plan (see discussion below).
The fair value of the time vesting options and Phantom Plan options was estimated on the date of grant using the Black-Scholes option-pricing model utilizing the following assumptions. Expected volatility was based on historical volatilities of comparable companies. The expected term of the options granted represents the period of time that options were expected to be outstanding. The risk-free interest rate was based on the U.S. Treasury yield curve in effect at the time of the grant, which corresponds to the expected term of the options.
In 2010, Holdings exchanged certain stock options granted to employees for new stock options as described below. Each original option held by eligible employees was exchanged on a one-for-one basis for a new option with different terms. The original options had an exercise price of $250 per share and were 50% time vested and 50% performance based awards. They were exchanged for all time vested new awards. The new options were unvested on the date of grant and vest at a rate of 25% a year over a four-year period, which began on July 1, 2010 with a 10-year contractual term beginning on the date of grant. The exercise price of 30% of the new options issued to the Senior Executives is $137.50 per share and the exercise price of all other new options issued is $20.75 per share, which represented the fair market value of Common Stock of Holdings as determined by its Compensation Committee as of the date of grant of the new options. In November 2010, 0.41 million original options were tendered and exchanged for an equal number of new options and 0.20 million original options held by non-employees that were not eligible to participate in the exchange offer. The exchange resulted in an incremental stock compensation expense of $4 million that is recognized over a four-year vesting period, which began on July 1, 2010. The Company will continue to expense the remaining unrecognized stock compensation expense of $8 million related to the original options over their remaining vesting period. No stock options were granted during 2009. As of December 31, 2011, there were 0.89 million shares of Class A Common Stock reserved for issuance under the Amended and Restated Holdings 2007 Stock Incentive Plan, including approximately 0.72 million shares reserved for issuance upon exercise of outstanding options and approximately 0.17 million shares available for future grant. See Note 20, "Subsequent Events" for additional shares reserved under the Plan.

	2011		2010
	Time Vesting Options	Phantom Plan Options	Time Vesting Options
Weighted average grant date fair value	$11.75	$10.75	$9.25
Expected volatility	55.5%	58.4%	54.6%
Expected term (years)	6.25	4.75	6.25
Risk-free interest rate	2.6%	1.3%	1.5%
Dividend yield	—	—	—

Equity Award Activity
A summary of option and restricted share activity is presented below (number of shares in millions):

	Time-vesting Options	Performance Based Options	Restricted Stock
Outstanding at January 1, 2009	0.32	0.32	*
Granted	—	—	—
Exercised	—	—	—
Vested	—	—	—
Forfeited	(0.01)	(0.01)	—
Outstanding at December 31, 2009	0.31	0.31	*
Granted/(tendered for exchange)	0.20	(0.20)	—
Exercised	—	—	—
Vested	—	—	*
Forfeited	(0.01)	(0.01)	—
Outstanding at December 31, 2010	0.50	0.10	*
Granted	0.03	0.08	*
Exercised	—	—	—
Vested	—	—	—
Forfeited	—	—	—
Outstanding at December 31, 2011	0.53	0.18	*
* The outstanding restricted stock of 9 thousand shares at January 1, 2009 and December 31, 2009 vested during 2010. In 2011, 4 thousand of restricted stock was granted and remained outstanding at December 31, 2011.

	Options Vested	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Exercisable at December 31, 2011	0.18	124.25	7.5 years	—

As of December 31, 2011, there was approximately $5 million of unrecognized compensation cost related to the time vesting options and restricted stock under the Plan and $6 million of unrecognized compensation cost related to the performance based options. Unrecognized cost for the time vesting options and restricted stock will be recorded in future periods as compensation expense as the awards vest over the next three years with a weighted average period of approximately 1.7 years. The unrecognized cost for the performance based options will be recorded as compensation expense when an IPO or significant capital transaction is probable of occurring. The Company recorded stock-based compensation expense related to the incentive equity awards granted by Holdings of $7 million, $6 million and $7 million for the years ended December 31, 2011, 2010 and 2009, respectively.
Phantom Value Plan
On January 5, 2011, the Board of Directors of Holdings approved the Realogy Corporation Phantom Value Plan (the “Phantom Value Plan”), which is intended to provide certain of Realogy’s executive officers, with an incentive (the “Incentive Awards”) to remain in the service of Realogy, increase interest in the success of Realogy and create the opportunity to receive compensation based upon Realogy’s success. On January 5, 2011, the Board of Directors of the Company made initial grants of Incentive Awards in three series in an aggregate amount of $22 million to certain executive officers of Realogy. Incentive Awards are immediately cancelable and forfeitable in the event of the termination of a participant’s employment for any reason. The Incentive Awards also terminate 10 years following the date of grant.
Cash and Stock Awards under the Phantom Value Plan
Under the Phantom Value Plan, each participant is eligible to receive a payment with respect to an Incentive Award relating to the Convertible Notes that RCIV Holdings (“RCIV”) purchased ($1.3 billion aggregate principal amount) for which RCIV receives cash upon the discharge or third-party sale of not less than $267 million of the aggregate principal amount of the Convertible Notes (the “Plan Notes”) (or on any non-cash consideration into which any series of Plan Notes may have been exchanged or converted). The payment with respect to an Incentive Award would be an amount which bears the same ratio to the dollar amount of the Incentive Award relating to the aggregate amount of cash received by RCIV bears to the aggregate principal amount of Plan Notes held by RCIV on the date of grant of such Incentive Award. In addition, participants may be eligible to receive additional amounts based upon cash received by RCIV pursuant to the terms of any non-cash consideration into which any Plan Notes may have been exchanged or converted. Any cash payments made under the Phantom Value Plan will be recorded as compensation expense when RCIV receives cash upon the discharge or third-party sale of the Convertible Notes.
In the event that a payment is to be made with respect to an Incentive Award in conjunction with or subsequent to a qualified public offering of common stock of Realogy or its direct or indirect parent company, a participant may elect to receive stock in lieu of the cash payment in a number of unrestricted shares of common stock with a fair market value, as determined in good faith by the Compensation Committee, equal to the dollar amount then due on such Incentive Award, plus a number of restricted shares of such common stock with a fair market value, as determined in good faith by the Compensation Committee, equal to the amount then due multiplied by 0.15. The restricted shares of common stock will vest, based on continued employment, on the first anniversary of issuance. Compensation expense for the restricted shares of common stock will be recorded over a one-year vesting period upon issuance, while compensation expense for the unrestricted shares of common stock will be recorded on the issuance date. In addition, Incentive Awards will be subject to acceleration and payment upon a change of control as specified in the Phantom Value Plan.
Stock Option Awards under the Phantom Value Plan
On each date RCIV receive cash interest on the Plan Notes, certain executive officers of Realogy may be granted stock options under the Holdings 2007 Stock Incentive Plan. The aggregate value of stock options granted (determined by the Holdings Board or its Compensation Committee in its sole discretion) is equal to an amount which bears the same ratio to the aggregate dollar amount of the participant’s Incentive Award as the aggregate amount of cash interest received by RCIV on such date bears to the aggregate principal amount of the Plan Notes held by RCIV on the date of grant of the Incentive Award. The stock option grants to Realogy’s CEO were limited to 50% of the foregoing stock option amount until November 2011 when the grants were increased to 100%. Generally, each grant of stock options will have a three year vesting schedule, subject to the participant’s continued employment, and vested stock options will become exercisable one year following a qualified public offering. As such, compensation expense will be recorded after a public offering becomes probable of occurring. The stock options have a term of 7.5 years. In April and October 2011, Holdings issued approximately 0.03 million and 0.05 million, respectively, of stock options under the Phantom Value Plan in conjunction with RCIV receiving cash interest on the Plan Notes.

Separation Adjustments, Transactions With Former Parent And Subsidiaries And Related Parties	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Related Party Transactions [Abstract]
Separation Adjustments, Transactions With Former Parent And Subsidiaries And Related Parties
SEPARATION ADJUSTMENTS, TRANSACTIONS WITH FORMER PARENT AND SUBSIDIARIES AND RELATED PARTIES
Transfer of Cendant Corporate Liabilities and Issuance of Guarantees to Cendant and Affiliates
The Company has certain guarantee commitments with Cendant (pursuant to the assumption of certain liabilities and the obligation to indemnify Cendant, Wyndham Worldwide and Travelport for such liabilities). These guarantee arrangements primarily relate to certain contingent litigation liabilities, contingent tax liabilities, and other corporate liabilities, of which the Company assumed and is generally responsible for 62.5%. Upon separation from Cendant, the liabilities assumed by the Company were comprised of certain Cendant corporate liabilities which were recorded on the historical books of Cendant as well as additional liabilities which were established for guarantees issued at the date of Separation related to certain unresolved contingent matters that could arise during the guarantee period. Regarding the guarantees, if any of the companies responsible for all or a portion of such liabilities were to default in its payment of costs or expenses related to any such liability, the Company would be responsible for a portion of the defaulting party or parties’ obligation. To the extent such recorded liabilities are in excess or are not adequate to cover the ultimate payment amounts, such deficiency or excess will be reflected in the results of operations in future periods.
The due to former parent balance was $76 million and $80 million at June 30, 2012 and December 31, 2011, respectively. At June 30, 2012, the due to former parent balance was comprised of the Company’s portion of the following: (i) Cendant’s remaining state and foreign contingent tax liabilities, (ii) accrued interest on contingent tax liabilities, (iii) potential liabilities related to Cendant’s terminated or divested businesses, and (iv) potential liabilities related to the residual portion of accruals for Cendant operations.
Transactions with PHH Corporation
In January 2005, Cendant completed the spin-off of its former mortgage, fleet leasing and appraisal businesses in a tax free distribution of 100% of the common stock of PHH to its stockholders. In connection with the spin-off, the Company entered into a venture, PHH Home Loans, with PHH for the purpose of originating and selling mortgage loans primarily sourced through the Company’s real estate brokerage and relocation businesses. The Company owns 49.9% of the venture. In connection with the venture, the Company entered into an agreement with PHH and PHH Home Loans regarding the operation of the venture and a marketing agreement with PHH whereby PHH is the recommended provider of mortgage products and services promoted by the Company to its independently owned and operated franchisees. The Company also entered into a license agreement with PHH whereby PHH Home Loans was granted a license to use certain of the Company’s real estate brand names. The Company also maintains a relocation agreement with PHH whereby PHH outsources its employee relocation function to the Company and the Company subleases office space to PHH Home Loans.
In connection with these agreements, the Company recorded net revenues of $1 million and $3 million, for the three and six months ended June 30, 2012, respectively and $2 million and $3 million for the three and six months ended June 30, 2011, respectively. In addition, the Company recorded equity earnings of $15 million and $25 million for the three and six months ended June 30, 2012, respectively and $3 million and $3 million for the three and six months ended June 30, 2011, respectively. The Company received cash dividends from PHH Home Loans of $14 million and $12 million during the six months ended June 30, 2012 and 2011, respectively.
Transactions with Related Parties
The Company has entered into certain transactions in the normal course of business with entities that are owned by affiliates of Apollo. For the three and six months ended June 30, 2012 and 2011, the Company has recognized revenue related to these transactions of less than $1 million in each of the periods.

SEPARATION ADJUSTMENTS, TRANSACTIONS WITH FORMER PARENT AND SUBSIDIARIES AND RELATED PARTIES
Transfer of Cendant Corporate Liabilities and Issuance of Guarantees to Cendant and Affiliates
The Company has certain guarantee commitments with Cendant (pursuant to the assumption of certain liabilities and the obligation to indemnify Cendant, Wyndham Worldwide and Travelport for such liabilities) and guarantee commitments related to deferred compensation arrangements with Cendant and Wyndham Worldwide. These guarantee arrangements primarily relate to certain contingent litigation liabilities, contingent tax liabilities, and other corporate liabilities, of which the Company assumed and is generally responsible for 62.5%. Upon separation from Cendant, the liabilities assumed by the Company were comprised of certain Cendant corporate liabilities which were recorded on the historical books of Cendant as well as additional liabilities which were established for guarantees issued at the date of Separation related to certain unresolved contingent matters and certain others that could arise during the guarantee period. Regarding the guarantees, if any of the companies responsible for all or a portion of such liabilities were to default in its payment of costs or expenses related to any such liability, the Company would be responsible for a portion of the defaulting party or parties’ obligation. To the extent such recorded liabilities are in excess or are not adequate to cover the ultimate payment amounts, such deficiency or excess will be reflected in the results of operations in future periods.
The due to former parent balance was $80 million and $104 million at December 31, 2011 and 2010, respectively. At December 31, 2011, the due to former parent balance was comprised of the Company’s portion of the following: (i) Cendant’s remaining state and foreign contingent tax liabilities, (ii) accrued interest on contingent tax liabilities, (iii) potential liabilities related to Cendant’s terminated or divested businesses, and (iv) potential liabilities related to the residual portion of accruals for Cendant operations.
Transactions with PHH Corporation
In January 2005, Cendant completed the spin-off of its former mortgage, fleet leasing and appraisal businesses in a tax free distribution of 100% of the common stock of PHH to its stockholders. In connection with the spin-off, the Company entered into a venture, PHH Home Loans, with PHH for the purpose of originating and selling mortgage loans primarily sourced through the Company’s real estate brokerage and relocation businesses. The Company owns 49.9% of the venture. In connection with the venture, the Company entered into an agreement with PHH and PHH Home Loans regarding the operation of the venture and a marketing agreement with PHH whereby PHH is the recommended provider of mortgage products and services promoted by the Company to its independently owned and operated franchisees. The Company also entered into a license agreement with PHH whereby PHH Home Loans was granted a license to use certain of the Company’s real estate brand names. The Company also maintains a relocation agreement with PHH whereby PHH outsources its employee relocation function to the Company and the Company subleases office space to PHH Home Loans.
In connection with these agreements, the Company recorded net revenues of $6 million, $6 million and $6 million, for the years ended December 31, 2011, 2010 and 2009, respectively. In addition, the Company recorded equity earnings of $24 million, $28 million and $23 million for the years ended December 31, 2011, 2010 and 2009, respectively. The Company received cash dividends from PHH Home Loans of $20 million, $25 million and $8 million during the years ended December 31, 2011, 2010 and 2009, respectively.
The following presents the summarized financial information for PHH Home Loans:

	December 31,
	2011	2010
Balance sheet data:
Total assets	$569	$449
Total liabilities	478	367
Total members’ equity	91	82
	Year Ended December 31,
	2011	2010	2009
Statement of operations data:
Total revenues	$248	$279	$252
Total expenses	199	222	206
Net income	49	57	46

Transactions with Related Parties
On June 26, 2009, the Company entered into a Tax Receivable Prepayment Agreement (the “Prepayment Agreement”) with WEX, pursuant to which WEX simultaneously paid the Company the sum of $51 million, less expenses of approximately $2 million, as prepayment in full of its remaining contingent obligations to the Company under the TRA.
The Company has entered into certain transactions in the normal course of business with entities that are owned by affiliates of Apollo. For the year ended December 31, 2011, 2010 and 2009, the Company has recognized revenue related to these transactions of approximately $2 million, $1 million and $1 million in the aggregate, respectively.

Commitments And Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
COMMITMENTS AND CONTINGENCIES
Litigation
The Company is involved in claims, legal proceedings and governmental inquiries related to alleged contract disputes, business practices, intellectual property and other commercial, employment, regulatory and tax matters. Examples of such matters include but are not limited to allegations:

•	that the Company is vicariously liable for the acts of franchisees under theories of actual or apparent agency;

•	by former franchisees that franchise agreements were breached including improper terminations;

•
that residential real estate agents engaged by NRT—in certain states—are potentially common law employees instead of independent contractors, and therefore may bring claims against NRT for breach of contract, wrongful discharge and negligent supervision and obtain benefits available to employees under various state statutes;

•	concerning claims for alleged RESPA or state law violations including but not limited to claims challenging the validity of sales associates indemnification and administrative fees;

•
concerning claims generally against the company owned brokerage operations for negligence or breach of fiduciary duty in connection with the performance of real estate brokerage or other professional services; and

•	concerning claims generally against the title company contending that, as the escrow company, the company knew or should have known that a transaction was fraudulent.
Real Estate Business Litigation
Frank K. Cooper Real Estate #1, Inc. v. Cendant Corp. and Century 21 Real Estate Corporation (N.J. Super. Ct. L. Div., Morris County, New Jersey). In 2002, Frank K. Cooper Real Estate #1, Inc. filed a putative class action against Cendant and Cendant’s subsidiary, Century 21. The complaint alleged breach of certain provisions of the Real Estate Franchise Agreement entered into between Century 21 and the plaintiffs, breach of the implied duty of good faith and fair dealing, violation of the New Jersey Consumer Fraud Act and breach of certain express and implied fiduciary duties. The complaint alleged, among other things, that Cendant diverted money and resources from Century 21 franchisees and allotted them to NRT owned brokerages and otherwise improperly charged expenses to marketing funds. On August 17, 2010, the court certified a class consisting of Century 21 franchisees at any time between August 1, 1995 and April 17, 2002 whose franchise agreements contain New Jersey choice of law and venue provisions and who have not executed releases releasing the claim (unless the release was a provision of a franchise renewal agreement).
On February 16, 2012, as a matter of litigation avoidance, we executed a Stipulation of Settlement and on June 4, 2012, the Court granted final approval of the settlement. The settlement involves both monetary and non-monetary consideration as well as contributions from insurance carriers. During the second quarter of 2012, the monetary consideration of the settlement was funded by the Company and the insurance carriers into an escrow account established to fund claims made by class participants. The non-monetary consideration includes, but is not limited to, waivers and modifications of certain fees and payments of incentive fees. The Company accrued the amount that would be payable beyond carrier contributions in its financial results for the year ended December 31, 2011. The full amount of this settlement was subsequently accrued during the quarter ended June 30, 2012 as the amounts were funded by the insurance carriers and final court approval during that quarter.
Larsen, et al. v. Coldwell Banker Real Estate Corporation, et al. (case formerly known as Joint Equity Committee of Investors of Real Estate Partners, Inc. v. Coldwell Banker Real Estate Corp., et al).  The case, pending in the United States District Court for the Central District of California, arises from the relationship of two of the Company's subsidiaries with a former Coldwell Banker Commercial franchisee, whose 40.5% shareholder allegedly utilized the Coldwell Banker Commercial name in the offer and sale of securities that were improperly sold. On March 26, 2012, the Court granted plaintiffs motion to certify a class as to all claims except for false advertising. On April 13, 2012, the court entered into an order stipulated by the parties to stay the case for 60 days while the parties pursue mediation. Our primary insurance carrier disclaimed coverage of either liability or defense costs. Two mediation sessions were held and at the end of the mediation session held on June 5, 2012, as a matter of litigation avoidance, we entered into a memorandum of understanding memorializing the principal terms of a settlement of this action. On July 19, 2012, we entered into a definitive settlement agreement. Substantially all of the settlement will be funded directly by the Company with only a modest contribution by its insurance carrier. The settlement is subject to court approval and other conditions and there can be no assurance that the court will grant such approval. The Company accrued for the settlement in June 2012.
Cendant Corporate Litigation
Pursuant to the Separation and Distribution Agreement dated as of July 27, 2006 among Cendant, Realogy, Wyndham Worldwide and Travelport, each of Realogy, Wyndham Worldwide and Travelport have assumed certain contingent and other corporate liabilities (and related costs and expenses), which are primarily related to each of their respective businesses. In addition, Realogy has assumed 62.5% and Wyndham Worldwide has assumed 37.5% of certain contingent and other corporate liabilities (and related costs and expenses) of Cendant or its subsidiaries, which are not primarily related to any of the respective businesses of Realogy, Wyndham Worldwide, Travelport and/or Cendant’s vehicle rental operations, in each case incurred or allegedly incurred on or prior to the date of the separation of Travelport from Cendant.
***
The Company believes that it has adequately accrued for legal matters as appropriate. The Company records litigation accruals for legal matters which are both probable and estimable. For legal proceedings for which (1) there is a reasonable possibility of loss (meaning those losses for which the likelihood is more than remote but less than probable) and (2) the Company is able to estimate a range of reasonably possible loss, the Company estimates the range of reasonably possible losses to be between zero and $10 million at June 30, 2012.
Litigation and other disputes are inherently unpredictable and subject to substantial uncertainties and unfavorable resolutions could occur. In addition, class action lawsuits can be costly to defend and, depending on the class size and claims, could be costly to settle. Lastly, there may be greater risk of unfavorable resolutions in the current economic environment due to various factors including the absence of other defendants (due to business failures) that may be the real cause of the liability and greater negative sentiment toward corporate defendants.  As such, the Company could incur judgments or enter into settlements of claims with liability that are materially in excess of amounts accrued and these settlements could have a material adverse effect on the Company’s financial condition, results of operations or cash flows in any particular period.
Tax Matters
The Company is subject to income taxes in the United States and several foreign jurisdictions. Significant judgment is required in determining the worldwide provision for income taxes and recording related assets and liabilities. In the ordinary course of business, there are many transactions and calculations where the ultimate tax determination is uncertain. The Company is regularly under audit by tax authorities whereby the outcome of the audits is uncertain. The Company believes there is appropriate support for positions taken on its tax returns. The liabilities that have been recorded represent the best estimates of the probable loss on certain positions and are adequate for all open years based on an assessment of many factors including past experience and interpretations of tax law applied to the facts of each matter. However, the outcome of tax audits are inherently uncertain.
Under the Tax Sharing Agreement with Cendant, Wyndham Worldwide and Travelport, the Company is generally responsible for 62.5% of payments made to settle claims with respect to tax periods ending on or prior to December 31, 2006 that relate to income taxes imposed on Cendant and certain of its subsidiaries, the operations (or former operations) of which were determined by Cendant not to relate specifically to the respective businesses of Realogy, Wyndham Worldwide, Avis Budget or Travelport.
With respect to any remaining legacy Cendant tax liabilities, the Company and its former parent believe there is appropriate support for the positions taken on Cendant’s tax returns. However, tax audits and any related litigation, including disputes or litigation on the allocation of tax liabilities between parties under the Tax Sharing Agreement, could result in outcomes for the Company that are different from those reflected in the Company’s historical financial statements.
Contingent Liability Letter of Credit
In April 2007, the Company established a standby irrevocable letter of credit for the benefit of Avis Budget Group in accordance with the Separation and Distribution Agreement. The synthetic letter of credit was utilized to support the Company’s payment obligations with respect to its share of Cendant contingent and other corporate liabilities. The stated amount of the standby irrevocable letter of credit is subject to periodic adjustment to reflect the then current estimate of Cendant contingent and other liabilities. The letter of credit was $70 million at June 30, 2012 and December 31, 2011. The standby irrevocable letter of credit will be terminated if (i) the Company’s senior unsecured credit rating is raised to BB by Standard and Poor’s or Ba2 by Moody’s or (ii) the aggregate value of the former parent contingent liabilities falls below $30 million.
Apollo Management Fee Agreement
In connection with the Merger, Apollo entered into a management fee agreement with the Company which allows Apollo Management VI, L.P. and its affiliates to provide certain management consulting services to the Company through the end of 2016 (subject to possible extension). The Company pays Apollo Management VI, L.P. an annual management fee for this service up to the sum of the greater of $15 million or 2.0% of the Company’s annual Adjusted EBITDA for the immediately preceding year, plus out-of-pocket costs and expenses in connection therewith. At June 30, 2012, the Company had $38 million accrued for the payment of Apollo Management VI, L.P. management fees, $15 million of which were paid in July 2012.
In addition, in the absence of an express agreement to the contrary, at the closing of any merger, acquisition, financing and similar transaction with a related transaction or enterprise value equal to or greater than $200 million, Apollo Management VI, L.P. will receive a fee equal to 1% of the aggregate transaction or enterprise value paid to or provided by such entity or its stockholders (including the aggregate value of (x) equity securities, warrants, rights and options acquired or retained, (y) indebtedness acquired, assumed or refinanced and (z) any other consideration or compensation paid in connection with such transaction). Apollo waived any fees payable to it pursuant to the management fee agreement in connection with the 2011 Refinancing Transactions and 2012 Senior Secured Notes Offering. The Company has agreed to indemnify Apollo Management VI, L.P. and its affiliates and their directors, officers and representatives for potential losses relating to the services to be provided under the management fee agreement.
Escrow and Trust Deposits
As a service to the Company’s customers, it administers escrow and trust deposits which represent undisbursed amounts received for settlements of real estate transactions. With the passage of the Dodd-Frank Act in July 2010, deposits at FDIC-insured institutions are permanently insured up to $250 thousand. In addition, the Dodd-Frank Act temporarily provides unlimited coverage for non-interest-bearing transaction accounts from December 31, 2010 through December 31, 2012. These escrow and trust deposits totaled approximately $481 million and $272 million at June 30, 2012 and December 31, 2011, respectively. These escrow and trust deposits are not assets of the Company and, therefore, are excluded from the accompanying Condensed Consolidated Balance Sheets. However, the Company remains contingently liable for the disposition of these deposits.

Commitments and Contingencies
COMMITMENTS AND CONTINGENCIES
Litigation
The Company is involved in claims, legal proceedings and governmental inquiries related to alleged contract disputes, business practices, intellectual property and other commercial, employment, regulatory and tax matters. Examples of such matters include but are not limited to allegations:

•
concerning adverse impacts to franchisees related to purported changes made to the Century 21® system and its marketing fund after the Company acquired it in 1995, which is referred to elsewhere in this report as the “Cooper Litigation”;

•	that the Company is vicariously liable for the acts of franchisees under theories of actual or apparent agency;

•	by former franchisees that franchise agreements were improperly terminated;

•
that residential real estate agents engaged by NRT – in certain states – are potentially common law employees instead of independent contractors, and therefore may bring claims against NRT for breach of contract, wrongful discharge and negligent supervision and obtain benefits available to employees under various state statutes;

•
concerning claims for alleged RESPA or state law violations including but not limited to claims relating to administrative fees or commissions that include both a fixed fee and percentage payment as well as the validity of sales associates indemnification and administrative fees;

•
concerning claims generally against the company-owned brokerage operations for negligence or breach of fiduciary duty in connection with the performance of real estate brokerage or other professional services; and

•	concerning claims generally against the title company contending that, as the escrow company, the company knew or should have known that a transaction was fraudulent.
Real Estate Business Litigation
Frank K. Cooper Real Estate #1, Inc. v. Cendant Corp. and Century 21 Real Estate Corporation (N.J. Super. Ct. L. Div., Morris County, New Jersey). In 2002, Frank K. Cooper Real Estate #1, Inc. filed a putative class action against Cendant and Cendant’s subsidiary, Century 21 Real Estate Corporation (“Century 21”). The complaint alleges breach of certain provisions of the Real Estate Franchise Agreement entered into between Century 21 and the plaintiffs, breach of the implied duty of good faith and fair dealing, violation of the New Jersey Consumer Fraud Act and breach of certain express and implied fiduciary duties. The complaint alleges, among other things, that Cendant diverted money and resources from Century 21 franchisees and allotted them to NRT owned brokerages and otherwise improperly charged expenses to marketing funds. The complaint seeks unspecified compensatory and punitive damages, injunctive relief, interest, attorney’s fees and costs. The New Jersey Consumer Fraud Act, if applicable, provides for treble damages, attorney’s fees and costs as remedies for violation of the Act. On August 17, 2010, the court granted plaintiffs’ renewed motion to certify a class. The certified class includes Century 21 franchisees at any time between August 1, 1995 and April 17, 2002 whose franchise agreements contain New Jersey choice of law and venue provisions and who have not executed releases releasing the claim (unless the release was a provision of a franchise renewal agreement). A case management order entered on November 29, 2010 established, among other things, a trial date of April 16, 2012. All expert reports have been produced and expert depositions have commenced.
As of January 24, 2012, Realogy entered into a memorandum of understanding memorializing the principal terms of a proposed settlement of this action.  The structure of the proposed settlement involves both monetary and non-monetary consideration as well as contributions from insurance carriers.  The non-monetary consideration includes but is not limited to waivers and modifications of certain fees and payments of incentive fees.  On February 16, 2012, the parties executed a Stipulation of Settlement finalizing the terms of the settlement reflected in the memorandum of understanding.  The Stipulation of Settlement and related settlement documents were submitted to the Court on February 17th by the plaintiffs to obtain preliminary approval.  The court granted preliminary approval on February 22nd.  Notice of the settlement will go to the class in the next 30 days.  A fairness hearing will be held on June 4, 2012 when the court will determine whether to grant final approval of the settlement.  Realogy has reserved for funding that would be required beyond carrier contributions and that amount is reflected in our financial results for the year ended December 31, 2011.
This class action involves substantial, complex litigation. Class action litigation is inherently unpredictable and subject to significant uncertainties. If the proposed settlement is not finalized and approved by the court, the resolution of this litigation could result in substantial losses and there can be no assurance that such resolution will not have a material adverse effect on our results of operations, financial condition or liquidity.
Larsen, et al. v. Coldwell Banker Real Estate Corporation, et al. (case formerly known as Joint Equity Committee of Investors of Real Estate Partners, Inc. v. Coldwell Banker Real Estate Corp., et al.).  The case, pending in the United States District Court for the Central District of California, arises from the relationship of several of our subsidiaries with a former Coldwell Banker Commercial franchise, whose affiliated entity allegedly utilized the Coldwell Banker Commercial name in the offer and sale of securities during the period in which it was a franchisee and for a period of time after the franchise agreement was terminated.  In a SEC civil proceeding asserting violations of various securities laws, by stipulated judgment dated September 2, 2009, a shareholder of the franchisee, Real Estate Partners, Inc. ("REP"), and REP's affiliated entities were ordered to disgorge approximately $53 million in funds raised from investors.  REP filed for Chapter 11 bankruptcy protection in 2007.  The complaint, initially filed in April 2010 and subsequently amended twice, most recently in March 2011, alleges, among other things, that our subsidiaries Coldwell Banker Real Estate Corporation and Coldwell Banker Real Estate LLC, engaged in negligence and fraud as they knew or should have known that REP and the Coldwell Banker Commercial franchisee were using the marks in connection with the promotion of securities but that the Coldwell Banker subsidiaries failed to act to stop that use. The second amended complaint is a putative class action brought on behalf of REP investors. On September 8, 2011, the court denied the Coldwell Banker subsidiaries' motion to dismiss on the second amended complaint. On August 22, 2011, plaintiffs filed their motion to certify a class.  Oral argument on the motion to certify the class is scheduled for March 5, 2012 and a decision is expected shortly after oral argument. Trial is currently scheduled for August 2012.
Realogy Corporation v. Triomphe Partners and Triomphe Immobilien (AAA/District New York).  On August 15, 2011, the United States District Court of the Southern District of New York denied Triomphe’s appeal of an August 4, 2010 arbitration decision in this matter.  As previously disclosed, the arbitrators found that Realogy properly terminated the franchise contracts of a former master franchisor of the Coldwell Banker brand for 28 countries, in Eastern and Western Europe, for failing to meet minimum office requirements but denied Realogy’s monetary claim.  All of the former master franchisee’s counterclaims were denied.
Cendant Corporate Litigation
Pursuant to the Separation and Distribution Agreement dated as of July 27, 2006 among Cendant, Realogy, Wyndham Worldwide and Travelport, each of Realogy, Wyndham Worldwide and Travelport have assumed certain contingent and other corporate liabilities (and related costs and expenses), which are primarily related to each of their respective businesses. In addition, Realogy has assumed 62.5% and Wyndham Worldwide has assumed 37.5% of certain contingent and other corporate liabilities (and related costs and expenses) of Cendant or its subsidiaries, which are not primarily related to any of the respective businesses of Realogy, Wyndham Worldwide, Travelport and/or Cendant’s vehicle rental operations, in each case incurred or allegedly incurred on or prior to the date of the separation of Travelport from Cendant.
***
The Company believes that it has adequately accrued for legal matters as appropriate. The Company records litigation accruals for legal matters which are both probable and estimable. For legal proceedings for which there is a reasonable possibility of loss (meaning those losses for which the likelihood is more than remote but less than probable), the Company has determined that it does not have material exposure, or it is unable to develop a range of reasonably possible losses.
Litigation and other disputes are inherently unpredictable and subject to substantial uncertainties and unfavorable resolutions could occur. In addition, class action lawsuits can be costly to defend and, depending on the class size and claims, could be costly to settle. Lastly, there may be greater risk of unfavorable resolutions in the current economic environment due to various factors including the absence of other defendants (due to business failures) that may be the real cause of the liability and greater negative sentiment toward corporate defendants.  As such, the Company could incur judgments or enter into settlements of claims with liability that are materially in excess of amounts accrued and these settlements could have a material adverse effect on the Company’s financial condition, results of operations or cash flows in any particular period.
Tax Matters
The Company is subject to income taxes in the United States and several foreign jurisdictions. Significant judgment is required in determining the worldwide provision for income taxes and recording related assets and liabilities. In the ordinary course of business, there are many transactions and calculations where the ultimate tax determination is uncertain. The Company is regularly under audit by tax authorities whereby the outcome of the audits is uncertain. The Company believes there is appropriate support for positions taken on its tax returns. The liabilities that have been recorded represent the best estimates of the probable loss on certain positions and are adequate for all open years based on an assessment of many factors including past experience and interpretations of tax law applied to the facts of each matter. However, the outcome of tax audits are inherently uncertain.
Under the Tax Sharing Agreement with Cendant, Wyndham Worldwide and Travelport, the Company is generally responsible for 62.5% of payments made to settle claims with respect to tax periods ending on or prior to December 31, 2006 that relate to income taxes imposed on Cendant and certain of its subsidiaries, the operations (or former operations) of which were determined by Cendant not to relate specifically to the respective businesses of Realogy, Wyndham Worldwide, Avis Budget or Travelport. On July 15, 2010, Cendant and the IRS agreed to settle the previously disclosed IRS examination of Cendant’s taxable years 2003 through 2006. Pursuant to the IRS settlement, Tax Sharing Agreement and a letter agreement executed with Wyndham, Realogy in 2010 paid $58 million, including interest, to reimburse Cendant for a portion of the amount payable by Cendant to the IRS and Wyndham for certain tax credits used under the IRS settlement.
With respect to any remaining residual legacy Cendant tax liabilities which remain after the IRS settlement, the Company and its former parent believe there is appropriate support for the positions taken on Cendant’s tax returns. However, tax audits and any related litigation, including disputes or litigation on the allocation of tax liabilities between parties under the Tax Sharing Agreement, could result in outcomes for the Company that are different from those reflected in the Company’s historical financial statements.
Contingent Liability Letter of Credit
In April 2007, the Company established a standby irrevocable letter of credit for the benefit of Avis Budget Group in accordance with the Separation and Distribution Agreement. The synthetic letter of credit was utilized to support the Company’s payment obligations with respect to its share of Cendant contingent and other corporate liabilities. The stated amount of the standby irrevocable letter of credit is subject to periodic adjustment to reflect the then current estimate of Cendant contingent and other liabilities. In 2010, the Company entered into agreements with Avis Budget Group and Wyndham to reduce the letter of credit from $446 million to $123 million primarily due to Cendant’s IRS tax settlement for the taxable years 2003 through 2006 and other liability adjustments. In 2011, Realogy further reduced the letter of credit to $70 million. The standby irrevocable letter of credit will be terminated if (i) the Company’s senior unsecured credit rating is raised to BB by Standard and Poor’s or Ba2 by Moody’s or (ii) the aggregate value of the former parent contingent liabilities falls below $30 million.
Apollo Management Fee Agreement
In connection with the Merger, Apollo entered into a management fee agreement with the Company which allows Apollo and its affiliates to provide certain management consulting services to the Company through the end of 2016 (subject to possible extension). The Company pays Apollo an annual management fee for this service up to the sum of the greater of $15 million or 2.0% of the Company’s annual Adjusted EBITDA for the immediately preceding year, plus out-of-pocket costs and expenses in connection therewith. At December 31, 2011, the Company had $30 million accrued for the payment of Apollo management fees.
In addition, in the absence of an express agreement to the contrary, at the closing of any merger, acquisition, financing and similar transaction with a related transaction or enterprise value equal to or greater than $200 million, Apollo will receive a fee equal to 1% of the aggregate transaction or enterprise value paid to or provided by such entity or its stockholders (including the aggregate value of (x) equity securities, warrants, rights and options acquired or retained, (y) indebtedness acquired, assumed or refinanced and (z) any other consideration or compensation paid in connection with such transaction). Apollo waived any fees payable to it pursuant to the management fee agreement in connection with the 2011 Refinancing Transactions and 2012 Senior Secured Notes Offering. The Company has agreed to indemnify Apollo and its affiliates and their directors, officers and representatives for potential losses relating to the services to be provided under the management fee agreement.
Escrow and Trust Deposits
As a service to the Company’s customers, it administers escrow and trust deposits which represent undisbursed amounts received for settlements of real estate transactions. With the passage of the Dodd-Frank Act in July 2010, deposits at FDIC-insured institutions are permanently insured up to $250 thousand. In addition, the Dodd-Frank Act temporarily provides unlimited coverage for non-interest-bearing transaction accounts from December 31, 2010 through December 31, 2012. These escrow and trust deposits totaled approximately $272 million and $190 million at December 31, 2011 and 2010, respectively. These escrow and trust deposits are not assets of the Company and, therefore, are excluded from the accompanying Consolidated Balance Sheets. However, the Company remains contingently liable for the disposition of these deposits.
Leases
The Company is committed to making rental payments under noncancelable operating leases covering various facilities and equipment. Future minimum lease payments required under noncancelable operating leases as of December 31, 2011 are as follows:

Year	Amount
2012	$136
2013	98
2014	66
2015	46
2016	24
Thereafter	119
$489

Capital lease obligations were $12 million, net of $1 million of imputed interest, at December 31, 2011 and $12 million, net of $2 million of imputed interest, at December 31, 2010.
The Company incurred rent expense as follows:

	For the Year Ended December 31,
	2011	2010	2009
Gross rent expense	$173	$181	$195
Less: Sublease rent income	—	(3)	(3)
Net rent expense	$173	$178	$192

Purchase Commitments and Minimum Licensing Fees
In the normal course of business, the Company makes various commitments to purchase goods or services from specific suppliers, including those related to capital expenditures. The purchase commitments made by the Company as of December 31, 2011 are approximately $80 million.
The Company is required to pay a minimum licensing fee to Sotheby’s which began in 2009 and continues through 2054. The annual minimum licensing fee is approximately $2 million per year. The Company is also required to pay a minimum licensing fee to Meredith Corporation for the licensing of the Better Homes and Gardens Real Estate brand. The annual minimum licensing fee began in 2009 at $0.5 million and will increase to $4 million by 2014 and generally remains the same thereafter.
Future minimum payments for these purchase commitments and minimum licensing fees as of December 31, 2011 are as follows:

Year	Amount
2012	$48
2013	22
2014	11
2015	10
2016	9
Thereafter	253
$353

Standard Guarantees/Indemnifications
In the ordinary course of business, the Company enters into numerous agreements that contain standard guarantees and indemnities whereby the Company indemnifies another party for breaches of representations and warranties. In addition, many of these parties are also indemnified against any third party claim resulting from the transaction that is contemplated in the underlying agreement. Such guarantees or indemnifications are granted under various agreements, including those governing: (i) purchases, sales or outsourcing of assets or businesses, (ii) leases of real estate, (iii) licensing of trademarks, (iv) use of derivatives, and (v) issuances of debt securities. The guarantees or indemnifications issued are for the benefit of the: (i) buyers in sale agreements and sellers in purchase agreements, (ii) landlords in lease contracts, (iii) franchisees in licensing agreements, (iv) financial institutions in derivative contracts, and (v) underwriters in debt security issuances. While some of these guarantees extend only for the duration of the underlying agreement, many survive the expiration of the term of the agreement or extend into perpetuity (unless subject to a legal statute of limitations). There are no specific limitations on the maximum potential amount of future payments that the Company could be required to make under these guarantees, nor is the Company able to develop an estimate of the maximum potential amount of future payments to be made under these guarantees as the triggering events are not subject to predictability. With respect to certain of the aforementioned guarantees, such as indemnifications of landlords against third party claims for the use of real estate property leased by the Company, the Company maintains insurance coverage that mitigates any potential payments to be made.
Other Guarantees/Indemnifications
In the normal course of business, the Company coordinates numerous events for its franchisees and thus reserves a number of venues with certain minimum guarantees, such as room rentals at hotels local to the conference center. However, such room rentals are paid by each individual franchisee. If the franchisees do not meet the minimum guarantees, the Company is obligated to fulfill the minimum guaranteed fees. Such guarantees in effect at December 31, 2011 extend into 2013 and the maximum potential amount of future payments that the Company may be required to make under such guarantees is approximately $2 million. The Company would only be required to pay this maximum amount if none of the franchisees conducted their planned events at the reserved venues. Historically, the Company has not been required to make material payments under these guarantees.
Insurance and Self-Insurance
At December 31, 2011 and 2010, the Consolidated Balance Sheets include approximately $39 million and $61 million, respectively, of liabilities relating to: (i) self-insured risks for errors and omissions and other legal matters incurred in the ordinary course of business within the Company Owned Real Estate Brokerage Services segment, (ii) vacant dwellings and household goods in transit within the Relocation Services segment, and (iii) premium and claim reserves for the Company’s title underwriting business. The Company may also be subject to legal claims arising from the handling of escrow transactions and closings. The Company’s subsidiary, NRT, carries errors and omissions insurance for errors made during the real estate settlement process of $15 million in the aggregate, subject to a deductible of $1 million per occurrence. In addition, the Company carries an additional errors and omissions insurance policy for Realogy Corporation and its subsidiaries for errors made for real estate related services up to $35 million in the aggregate, subject to a deductible of $2.5 million per occurrence. This policy also provides excess coverage to NRT creating an aggregate limit of $50 million, subject to the NRT deductible of $1 million per occurrence.
The Company issues title insurance policies which provide coverage for real property mortgage lenders and buyers of real property. When acting as a title agent issuing a policy on behalf of an underwriter, the Company’s insurance risk is limited to the first $5,000 of claims on any one policy. The title underwriter which the Company acquired in January 2006 typically underwrites title insurance policies of up to $1.5 million. For policies in excess of $1.5 million, the Company typically obtains a reinsurance policy from a national underwriter to reinsure the excess amount.
Fraud, defalcation and misconduct by employees are also risks inherent in the business. The Company is the custodian of cash deposited by customers with specific instructions as to its disbursement from escrow, trust and account servicing files. The Company maintains Fidelity insurance covering the loss or theft of funds of up to $30 million annually in the aggregate, subject to a deductible of $1 million per occurrence.
The Company also maintains self-insurance arrangements relating to health and welfare, workers’ compensation, auto and general liability in addition to other benefits provided to the Company’s employees. The accruals for these self-insurance arrangements totaled approximately $17 million and $17 million at December 31, 2011 and 2010, respectively.

Equity (Deficit)	12 Months Ended
Dec. 31, 2011
Equity [Abstract]
Equity (Deficit)
EQUITY (DEFICIT)
Accumulated Other Comprehensive Loss
The after-tax components of accumulated other comprehensive loss are as follows:

	Currency Translation Adjustments (1)	Minimum Pension Liability Adjustment	Unrealized Loss on Cash Flow Hedges	Accumulated Other Comprehensive Loss (2)
Balance at January 1, 2009	$(7)	$(16)	$(23)	$(46)
Current period change	7	(1)	8	14
Balance at December 31, 2009	—	(17)	(15)	(32)
Current period change	—	(3)	5	2
Balance at December 31, 2010	—	(20)	(10)	(30)
Current period change	—	(12)	10	(2)
Balance at December 31, 2011	$—	$(32)	$—	$(32)
_______________

(1)
Assets and liabilities of foreign subsidiaries having non-U.S.–dollar functional currencies are translated at exchange rates at the balance sheet dates and equity accounts are translated at historical spot rates. Revenues and expenses are translated at average exchange rates during the periods presented. The gains or losses resulting from translating foreign currency financial statements into U.S. dollars are included in accumulated other comprehensive income (loss). Gains or losses resulting from foreign currency transactions are included in the Consolidated Statement of Operations.

(2)	As of December 31, 2011, the Company does not have any after-tax components of accumulated other comprehensive loss attributable to noncontrolling interests.

Earnings (loss) per share attributable to Holdings
Basic earnings per share is computed based upon weighted-average shares outstanding during the period. Dilutive earnings per share is computed consistently with the basic computation while giving effect to all dilutive potential common shares and common share equivalents that were outstanding during the period. Holdings uses the treasury stock method to reflect the potential dilutive effect of unvested stock awards and unexercised options.
The Company was in a net loss position for each of the three years ended December 31, 2011, 2010 and 2009, and therefore the impact of stock options and restricted stock were excluded from the computation of dilutive earnings (loss) per share because they were anti-dilutive. The number of stock options excluded from the computation was 0.7 million, 0.6 million and 0.6 million shares for the three years ended December 31, 2011, 2010, and 2009, respectively. The number of restricted stock shares excluded from the computation were 4 thousand, none and 8 thousand shares for the three years ended December 31, 2011, 2010, and 2009, respectively.
Amended and Restated Certificate of Incorporation
On January 5, 2011, in connection with the consummation of the Debt Exchange Offering, Holdings amended and restated its certificate of incorporation. Under its amended and restated certificate of incorporation, Holdings has the authority to issue up to 180,000,000 shares, of which Holdings has the authority to issue 168,000,000 shares of Class A Common Stock, $0.01 par value (the “Class A Common Stock”), 10,000,000 shares of Class B Common Stock, $0.01 par value and 2,000,000 shares of Preferred Stock, $0.01 par value. Pursuant to Holdings’ amended and restated certificate of incorporation, the outstanding shares of common stock of Holdings were reclassified on a share-for-share basis into shares of Class B Common Stock, the voting of which is controlled by Apollo.
The Convertible Notes are convertible to shares of Class A Common Stock upon conversion. Each share of Class A Common Stock has one vote per share, and each share of Class B Common Stock has five votes per share. The Class B Common Stock will automatically convert into Class A Common Stock on a share-for-share basis once (i) Apollo converts all of the Convertible Notes it received in the Debt Exchange Offering into shares of Class A Common Stock or (ii) upon a Qualified Public Offering, provided that such conversion would not result in a change of control of Realogy under the senior secured credit facility or any of Realogy’s other debt arrangements.

Risk Management and Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2011
Fair Value Disclosures [Abstract]
Risk Management and Fair Value of Financial Instruments
RISK MANAGEMENT AND FAIR VALUE OF FINANCIAL INSTRUMENTS

RISK	MANAGEMENT
The following is a description of the Company’s risk management policies.
Interest Rate Risk
At December 31, 2011, the Company had total long-term debt of $7,150 million, excluding $327 million of securitization obligations. Of the $7,150 million of long-term debt, the Company has $2,759 million of variable interest rate debt primarily based on LIBOR. Although we have entered into interest rate swaps, involving the exchange of floating for fixed rate interest payments, to reduce interest rate volatility for a portion of our variable rate borrowings, such interest rate swaps do not eliminate interest rate volatility for all of our variable rate indebtedness at December 31, 2011. The remaining variable interest rate debt is subject to market rate risk as our interest payments will fluctuate as a result of market changes.
At December 31, 2011, the fair value of the Company’s long-term debt, excluding securitization obligations, approximated $5,690 million, which was determined based on quoted market prices. Since considerable judgment is required in interpreting market information, the fair value of the long-term debt is not necessarily indicative of the amount that could be realized in a current market exchange.
In the normal course of business, the Company borrows funds under its securitization facilities and utilizes such funds to generate assets on which it generally earns interest income. The Company does not believe it is exposed to significant interest rate risk in connection with these activities as the rate it incurs on such borrowings and the rate it earns on such assets are generally based on similar variable indices, thereby providing a natural hedge.
Credit Risk and Exposure
The Company is exposed to counterparty credit risk in the event of nonperformance by counterparties to various agreements and sales transactions. The Company manages such risk by evaluating the financial position and creditworthiness of such counterparties and by requiring collateral in instances in which financing is provided. The Company mitigates counterparty credit risk associated with its derivative contracts by monitoring the amounts at risk with each counterparty to such contracts, periodically evaluating counterparty creditworthiness and financial position, and where possible, dispersing its risk among multiple counterparties.
As of December 31, 2011, there were no significant concentrations of credit risk with any individual counterparty or groups of counterparties. The Company actively monitors the credit risk associated with the Company’s receivables.
Market Risk Exposure
The Company Owned Real Estate Brokerage Services segment, NRT, owns real estate brokerage offices located in and around large metropolitan areas in the U.S. NRT has more offices and realizes more of its revenues in California, Florida and the New York metropolitan area than any other regions of the country. For the year ended December 31, 2011, NRT generated approximately 28% of its revenues from California, 25% from the New York metropolitan area and 11% from Florida. For the year ended December 31, 2010, NRT generated approximately 27% of its revenues from California, 26% from the New York metropolitan area and 10% from Florida. For the year ended December 31, 2009, NRT generated approximately 27% of its revenues from California, 23% from the New York metropolitan area and 11% from Florida.
Derivative Instruments
The Company uses foreign currency forward contracts largely to manage its exposure to changes in foreign currency exchange rates associated with its foreign currency denominated receivables and payables.  The Company primarily manages its foreign currency exposure to the Swiss Franc, Canadian Dollar, British Pound and Euro. The Company has elected not to utilize hedge accounting for these forward contracts; therefore, any change in fair value is recorded in the Consolidated Statements of Operations. However, the fluctuations in the value of these forward contracts generally offset the impact of changes in the value of the underlying risk that they are intended to economically hedge. As of December 31, 2011, the Company had outstanding foreign currency forward contracts with a fair value of less than $1 million and a notional value of $15 million. As of December 31, 2010, the Company had outstanding foreign currency forward contracts with a fair value of less than $1 million and a notional value of $18 million.
The Company also enters into interest rate swaps to manage its exposure to changes in interest rates associated with its variable rate borrowings. The Company has three interest rate swaps with an aggregate notional value of $650 million to hedge the variability in cash flows resulting from the term loan facility. One swap, with a notional value of $225 million, expires in July 2012, the second swap, with a notional value of $200 million, expires in December 2012 and the third swap, with a notional value of $225 million, commences in July 2012 and expires in October 2016. The Company is utilizing pay fixed interest swaps (in exchange for floating LIBOR rate based payments) to perform this hedging strategy.
At December 31, 2010, $425 million of the derivatives were being accounted for as cash flow hedges in accordance with the FASB’s derivative and hedging guidance and the unfavorable fair market value of the swaps was recorded within Accumulated Other Comprehensive Income/(Loss) (“AOCI”). Following the completion of the 2011 Refinancing Transactions, the Company was not able to maintain hedge effectiveness in accordance with the accounting guidance. As a result, the interest rate swaps were de-designated as cash flow hedging instruments and the fair value of $17 million was reclassified from AOCI and recognized in interest expense in the Consolidated Statements of Operations during the first quarter of 2011.
The fair value of derivative instruments was as follows:

Liability Derivatives		December 31, 2011 Fair Value	December 31, 2010 Fair Value
Designated as Hedging Instruments	Balance Sheet Location
Interest rate swap contracts	Other non-current liabilities	$—	$17
Not Designated as Hedging Instruments
Interest rate swap contracts	Other current liabilities	$7	$—
	Other non-current liabilities	10	—
		$17	$—

The effect of derivative instruments on earnings is as follows:

	Gain or (Loss) Recognized in Other Comprehensive Income		Location of Gain or (Loss) Reclassified from AOCI into Income (Effective Portion)	Gain or (Loss) Reclassified from AOCI into Income
Derivatives in Cash Flow Hedge Relationships	Year Ended December 31, 2011	Year Ended December 31, 2010		Year Ended December 31, 2011	Year Ended December 31, 2010
Interest rate swap contracts	$—	$8	Interest expense	$(17)	$(19)

Derivative Instruments Not Designated as Hedging Instruments	Location of Gain or (Loss) Recognized in Income for Derivative Instruments	Gain or (Loss) Recognized in Income on Derivative
		Year Ended December 31, 2011	Year Ended, December 31, 2010
Interest rate swap contracts	Interest expense	$(7)	$—
Foreign exchange contracts	Operating expense	—	$(1)

Financial Instruments
The following tables present the Company’s assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy. The fair value hierarchy has three levels based on the reliability of the inputs used to determine fair value.

Level Input:	Input Definitions:
Level I	Inputs are unadjusted, quoted prices for identical assets or liabilities in active markets at the measurement date.

Level II	Inputs other than quoted prices included in Level I that are observable for the asset or liability through corroboration with market data at the measurement date.

Level III	Unobservable inputs that reflect management’s best estimate of what market participants would use in pricing the asset or liability at the measurement date.
The availability of observable inputs can vary from asset to asset and is affected by a wide variety of factors, including, for example, the type of asset, whether the asset is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Company in determining fair value is greatest for instruments categorized in Level III. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The fair value of financial instruments is generally determined by reference to quoted market values. In cases where quoted market prices are not available, fair value is based on estimates using present value or other valuation techniques, as appropriate. The fair value of interest rate swaps is determined based upon a discounted cash flow approach that incorporates counterparty and performance risk and therefore is categorized in Level III.
The following table summarizes fair value measurements by level at December 31, 2011 for assets/liabilities measured at fair value on a recurring basis:

	Level I	Level II	Level III	Total
Derivatives
Interest rate swaps (included in other current and non-current liabilities)	$—	$—	$17	$17
Deferred compensation plan assets (included in other non-current assets)	$1	$—	$—	$1
The following table summarizes fair value measurements by level at December 31, 2010 for assets/liabilities measured at fair value on a recurring basis:

	Level I	Level II	Level III	Total
Derivatives
Interest rate swaps (included in other current and non-current liabilities)	$—	$—	$17	$17
Deferred compensation plan assets (included in other non-current assets)	$1	$—	$—	$1

The following table presents changes in Level III financial liabilities measured at fair value on a recurring basis:

Fair value at January 1, 2010	$25
Changes reflected in other comprehensive loss	(8)
Fair value at December 31, 2010	17
Changes reflected in other comprehensive loss	—
Fair value at December 31, 2011	$17

The following table summarizes the carrying amount of the Company’s indebtedness compared to the estimated fair value, primarily determined by quoted market values, at:

	December 31, 2011		December 31, 2010
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Debt
Senior Secured Credit Facility:
Non-extended revolving credit facility	$78	$78	$—	$—
Extended revolving credit facility	97	97	—	—
Non-extended term loan facility	629	590	3,059	2,903
Extended term loan facility	1,822	1,630	—	—
First and a Half Lien Notes	700	606	—	—
Second Lien Loans	650	655	650	720
Other bank indebtedness	133	133	163	163
Existing Notes:
10.50% Senior Notes	64	56	1,688	1,656
11.00%/11.75% Senior Toggle Notes	52	43	468	449
12.375% Senior Subordinated Notes	187	144	864	806
Extended Maturity Notes:
11.50% Senior Notes	489	367	—	—
12.00% Senior Notes	129	95	—	—
13.375% Senior Subordinated Notes	10	7	—	—
11.00% Convertible Notes	2,110	1,189	—	—
Securitization obligations	327	327	331	331

Segment Information	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Segment Reporting [Abstract]
Segment Information
SEGMENT INFORMATION
The reportable segments presented below represent the Company’s operating segments for which separate financial information is available and which is utilized on a regular basis by its chief operating decision maker to assess performance and to allocate resources. In identifying its reportable segments, the Company also considers the nature of services provided by its operating segments. Management evaluates the operating results of each of its reportable segments based upon revenue and EBITDA, which is defined as net income (loss) before depreciation and amortization, interest (income) expense, net (other than Relocation Services interest for secured assets and obligations) and income taxes, each of which is presented in the Company’s Condensed Consolidated Statements of Operations. The Company’s presentation of EBITDA may not be comparable to similar measures used by other companies.

	Revenues (a) (b)
	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
Real Estate Franchise Services	$170	$160	$299	$278
Company Owned Real Estate Brokerage Services	994	884	1,611	1,471
Relocation Services	109	110	197	197
Title and Settlement Services	106	90	194	173
Corporate and Other (c)	(70)	(65)	(117)	(109)
Total Company	$1,309	$1,179	$2,184	$2,010

(a)
Revenues for the Real Estate Franchise Services segment include intercompany royalties and marketing fees paid by the Company Owned Real Estate Brokerage Services segment of $70 million and $117 million for the three and six months ended June 30, 2012, respectively, and $65 million and $109 million for the three and six months ended June 30, 2011, respectively. Transactions between segments are eliminated in consolidation. Such amounts are eliminated through the Corporate and Other line.

(b)
Revenues for the Relocation Services segment include intercompany referral and relocation fees paid by the Company Owned Real Estate Brokerage Services segment of $11 million and $18 million for the three and six months ended June 30, 2012, respectively, and $11 million and $18 million for the three and six months ended June 30, 2011, respectively. Such amounts are recorded as contra-revenues by the Company Owned Real Estate Brokerage Services segment. There are no other material inter-segment transactions.

(c)	Includes the elimination of transactions between segments.

	EBITDA (a) (b)
	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
Real Estate Franchise Services	$99	$97	$160	$159
Company Owned Real Estate Brokerage Services	78	48	61	11
Relocation Services	30	32	34	42
Title and Settlement Services	14	12	16	14
Corporate and Other	(18)	(2)	(38)	(50)
Total Company	$203	$187	$233	$176
Less:
Depreciation and amortization	44	47	89	93
Interest expense, net	176	161	346	340
Income tax expense	8	1	15	2
Net loss attributable to Holdings	$(25)	$(22)	$(217)	$(259)

(a)
Includes $2 million of restructuring costs for the three months ended June 30, 2012, compared to $3 million of restructuring costs, offset by a net benefit of $12 million of former parent legacy items for the three months ended June 30, 2011.

(b)
Includes $5 million of restructuring costs and a $6 million loss on the early extinguishment of debt, partially offset by a net benefit of $3 million of former parent legacy items for the six months ended June 30, 2012, compared to $5 million of restructuring costs and a $36 million loss on the early extinguishment of debt, partially offset by a net benefit of $14 million of former parent legacy items for the six months ended June 30, 2011.

SEGMENT INFORMATION
The reportable segments presented below represent the Company’s operating segments for which separate financial information is available and which is utilized on a regular basis by its chief operating decision maker to assess performance and to allocate resources. In identifying its reportable segments, the Company also considers the nature of services provided by its operating segments. Management evaluates the operating results of each of its reportable segments based upon revenue and EBITDA, which is defined as net income (loss) before depreciation and amortization, interest (income) expense, net (other than Relocation Services interest for secured assets and obligations) and income taxes, each of which is presented in the Company’s Consolidated Statements of Operations. The Company’s presentation of EBITDA may not be comparable to similar measures used by other companies.

	Revenues (a) (b)
	For the Year Ended December 31,
	2011	2010	2009
Real Estate Franchise Services	$557	$560	$538
Company Owned Real Estate Brokerage Services	2,970	3,016	2,959
Relocation Services	423	405	320
Title and Settlement Services	359	325	328
Corporate and Other (c)	(216)	(216)	(213)
Total Company	$4,093	$4,090	$3,932
_______________

(a)
Transactions between segments are eliminated in consolidation. Revenues for the Real Estate Franchise Services segment include intercompany royalties and marketing fees paid by the Company Owned Real Estate Brokerage Services segment of $216 million for the year ended December 31, 2011, $216 million for the year ended December 31, 2010 and $213 million for the year ended December 31, 2009. Such amounts are eliminated through the Corporate and Other line.

(b)
Revenues for the Relocation Services segment include intercompany referral and relocation fees paid by the Company Owned Real Estate Brokerage Services segment of $37 million for the year ended December 31, 2011, $37 million for the year ended December 31, 2010 and $34 million for the year ended December 31, 2009. Such amounts are recorded as contra-revenues by the Company Owned Real Estate Brokerage Services segment. There are no other material inter-segment transactions.

(c)	Includes the elimination of transactions between segments.

	EBITDA (a) (b) (c)
	For the Year Ended December 31,
	2011	2010	2009
Real Estate Franchise Services	$320	$352	$323
Company Owned Real Estate Brokerage Services	56	80	6
Relocation Services	115	109	122
Title and Settlement Services	29	25	20
Corporate and Other (c)	(77)	269	(6)
Total Company	$443	$835	$465
______________

(a)
Includes $11 million of restructuring costs and $1 million of merger costs, offset by a net benefit of $15 million of former parent legacy items for the year ended December 31, 2011. Includes $21 million of restructuring costs and $1 million of merger costs, offset by a net benefit of $323 million of former parent legacy items primarily as a result of tax and other liability adjustments for the year ended December 31, 2010. Includes $70 million of restructuring costs and $1 million of merger costs offset by a benefit of $34 million of former parent legacy items (comprised of a benefit of $55 million recorded at Cartus related to WEX partially offset by $21 million of expenses recorded at Corporate) for the year ended December 31, 2009.

(b)	2011 EBITDA includes a loss on the early extinguishment of debt of $36 million and 2009 EBITDA includes a gain on the early extinguishment of debt of $75 million.

(c)	Includes the elimination of transactions between segments.
Provided below is a reconciliation of EBITDA to Net loss attributable to Holdings:

	For the Year Ended December 31,
	2011	2010	2009
EBITDA	$443	$835	$465
Less:
Depreciation and amortization	186	197	194
Interest expense/(income), net	666	604	583
Income (loss) before income taxes	(409)	34	(312)
Income tax expense (benefit)	32	133	(50)
Net loss attributable to Holdings	$(441)	$(99)	$(262)

Depreciation and Amortization

	For the Year Ended December 31,
	2011	2010	2009
Real Estate Franchise Services	$77	$78	$78
Company Owned Real Estate Brokerage Services	41	44	56
Relocation Services	47	50	34
Title and Settlement Services	12	17	18
Corporate and Other	9	8	8
Total Company	$186	$197	$194

Segment Assets

	As of December 31,
	2011	2010
Real Estate Franchise Services	$4,730	$4,802
Company Owned Real Estate Brokerage Services	840	874
Relocation Services	1,369	1,404
Title and Settlement Services	290	277
Corporate and Other	121	212
Total Company	$7,350	$7,569

Capital Expenditures

	For the Year Ended December 31,
	2011	2010	2009
Real Estate Franchise Services	$7	$6	$6
Company Owned Real Estate Brokerage Services	22	22	17
Relocation Services	7	8	7
Title and Settlement Services	8	6	6
Corporate and Other	5	7	4
Total Company	$49	$49	$40

The geographic segment information provided below is classified based on the geographic location of the Company’s subsidiaries.

	United States	All Other Countries	Total
On or for the year ended December 31, 2011
Net revenues	$3,968	$125	$4,093
Total assets	7,246	104	7,350
Net property and equipment	164	1	165
On or for the year ended December 31, 2010
Net revenues	$3,990	$100	$4,090
Total assets	7,463	106	7,569
Net property and equipment	185	1	186
On or for the year ended December 31, 2009
Net revenues	$3,838	$94	$3,932
Total assets	7,518	63	7,581
Net property and equipment	210	1	211

Selected Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Information Disclosure [Abstract]
Selected Quarterly Financial Data (Unaudited)
SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)
Provided below is selected unaudited quarterly financial data for 2011 and 2010.

	2011
	First	Second	Third	Fourth
Net revenues
Real Estate Franchise Services	$118	$160	$151	$128
Company Owned Real Estate Brokerage Services	587	884	841	658
Relocation Services	87	110	126	100
Title and Settlement Services	83	90	95	91
Other (a)	(44)	(65)	(58)	(49)
	$831	$1,179	$1,155	$928
Loss before income taxes, equity in earnings and noncontrolling interests (b)
Real Estate Franchise Services	$42	$78	$74	$50
Company Owned Real Estate Brokerage Services	(47)	34	24	(23)
Relocation Services	(2)	21	39	11
Title and Settlement Services	(1)	9	6	4
Other	(228)	(166)	(171)	(187)
	$(236)	$(24)	$(28)	$(145)

Net loss attributable to Holdings	$(237)	$(22)	$(28)	$(154)
Loss per share attributable to Holdings (c):
Basic loss per share:	$(29.56)	$(2.74)	$(3.49)	$(19.21)
Diluted loss per share:	$(29.56)	$(2.74)	$(3.49)	$(19.21)
_______________

(a)	Represents the elimination of transactions primarily between the Real Estate Franchise Services segment and the Company Owned Real Estate Brokerage Services segment.

(b)	The quarterly results include the following:

•	A loss on the early extinguishment of debt of $36 million in the first quarter;

•	Former parent legacy cost (benefit) of $(2) million, $(12) million, $(3) million and $2 million in the first, second, third and fourth quarters, respectively;

•	Restructuring charges of $2 million, $3 million, $3 million and $3 million in the first, second, third and fourth quarters, respectively; and

•	Merger costs of $1 million in the fourth quarter.

(c)
Basic and diluted EPS amounts in each quarter are computed using the weighted-average number of shares outstanding during that quarter, while basic and diluted EPS for the full year is computed using the weighted-average number of shares outstanding during the year. Therefore, the sum of the four quarters’ basic or diluted EPS may not equal the full year basic or diluted EPS.

	2010
	First	Second	Third	Fourth
Net revenues
Real Estate Franchise Services	$122	$173	$138	$127
Company Owned Real Estate Brokerage Services	601	956	762	697
Relocation Services	76	106	122	101
Title and Settlement Services	65	86	84	90
Other (a)	(45)	(68)	(54)	(49)
	$819	$1,253	$1,052	$966
Income (loss) before income taxes, equity in earnings and noncontrolling interests (b)
Real Estate Franchise Services	$46	$103	$71	$55
Company Owned Real Estate Brokerage Services	(47)	64	8	(20)
Relocation Services	(8)	15	38	15
Title and Settlement Services	(10)	8	3	8
Other	(173)	143	(156)	(157)
	$(192)	$333	$(36)	$(99)

Net income (loss) attributable to Holdings	$(197)	$222	$(33)	$(91)
Earnings (loss) per share attributable to Holdings (c):
Basic earnings (loss) per share:	$(24.60)	$27.69	$(4.12)	$(11.35)
Diluted earnings (loss) per share:	$(24.60)	$27.69	$(4.12)	$(11.35)
_______________

(a)	Represents the elimination of transactions primarily between the Real Estate Franchise Services segment and the Company Owned Real Estate Brokerage Services segment.

(b)	The quarterly results include the following:

•	Former parent legacy cost (benefit) of $5 million, $(314) million, $(6) million and $(8) million in the first, second, third and fourth quarters, respectively;

•	Restructuring charges of $6 million, $4 million, $2 million and $9 million in the first, second, third and fourth quarters, respectively; and

•	Merger costs of $1 million in the fourth quarter.

(c)
Basic and diluted EPS amounts in each quarter are computed using the weighted-average number of shares outstanding during that quarter, while basic and diluted EPS for the full year is computed using the weighted-average number of shares outstanding during the year. Therefore, the sum of the four quarters’ basic or diluted EPS may not equal the full year basic or diluted EPS. In the second quarter of 2010, the impact of unexercised options and unvested restricted stock were anti-dilutive and, accordingly, no unexercised options or unvested restricted stock were included in the calculation of diluted earnings per share based on the application of the treasury stock method.

Guarantor/Non-Guarantor Supplemental Financial Information	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Guarantor/Non-Guarantor Supplemental Financial Information [Abstract]
Guarantor/Non-Guarantor Supplemental Financial Information
GUARANTOR/NON-GUARANTOR SUPPLEMENTAL FINANCIAL INFORMATION
The following consolidating financial information presents the Condensed Consolidating Balance Sheets and Condensed Consolidating Statements of Operations and Cash Flows for: (i) Realogy Holdings Corp. (“Holdings”); (ii) its direct wholly owned subsidiary Domus Intermediate Holdings Corp. (“Intermediate”); (iii) its indirect wholly owned subsidiary, Realogy Corporation (“Realogy”); (iv) the guarantor subsidiaries of Realogy; (v) the non-guarantor subsidiaries of Realogy; (vi) elimination entries necessary to consolidate Holdings, Intermediate, Realogy and the guarantor and non-guarantor subsidiaries; and (vii) the Company on a consolidated basis. The guarantor subsidiaries of Realogy are comprised of 100% owned entities. Guarantor and non-guarantor subsidiaries are 100% owned by Realogy, either directly or indirectly. All guarantees are full and unconditional and joint and several, subject to release under certain customary circumstances, including but not limited to: (i) the sale, disposition or other transfer of the capital stock of a Guarantor made in compliance with the provisions of the applicable indenture; (ii) the designation of a Guarantor as "Unrestricted Subsidiary" (as that term is defined in the applicable indenture); (iii) subject to certain exceptions, the release or discharge of a Guarantor's guarantee of indebtedness under the Senior Secured Credit Facility; and (iv) Realogy's exercise of legal defeasance or covenant defeasance in accordance with the applicable indenture. Non-guarantor entities are comprised of securitization entities, foreign subsidiaries, unconsolidated entities, insurance underwriter subsidiaries and qualified foreign holding corporations. The guarantor and non-guarantor financial information is prepared using the same basis of accounting as the consolidated financial statements except for the investments in consolidated subsidiaries which are accounted for using the equity method.
Condensed Consolidating Statement of Operations and Comprehensive Loss
Three Months Ended June 30, 2012
(in millions)

	Holdings	Intermediate	Realogy	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues
Gross commission income	$—	$—	$—	$983	$—	$—	$983
Service revenue	—	—	—	143	65	—	208
Franchise fees	—	—	—	76	—	—	76
Other	—	—	—	40	2	—	42
Net revenues	—	—	—	1,242	67	—	1,309
Expenses
Commission and other agent-related costs	—	—	—	662	—	—	662
Operating	—	—	—	280	45	—	325
Marketing	—	—	—	51	1	—	52
General and administrative	—	—	18	57	4	—	79
Restructuring costs	—	—	—	2	—	—	2
Depreciation and amortization	—	—	3	41	—	—	44
Interest expense, net	—	—	175	1	—	—	176
Intercompany transactions	—	—	1	(1)	—	—	—
Total expenses	—	—	197	1,093	50	—	1,340
Income (loss) before income taxes, equity in earnings and noncontrolling interests	—	—	(197)	149	17	—	(31)
Income tax expense (benefit)	—	—	(66)	64	10	—	8
Equity in earnings of unconsolidated entities	—	—	—	—	(15)	—	(15)
Equity in (earnings) losses of subsidiaries	25	25	(106)	(21)	—	77	—
Net income (loss)	(25)	(25)	(25)	106	22	(77)	(24)
Less: Net income attributable to noncontrolling interests	—	—	—	—	(1)	—	(1)
Net income (loss) attributable to Holdings	$(25)	$(25)	$(25)	$106	$21	$(77)	$(25)
Comprehensive income (loss) attributable to Holdings	$(24)	$(24)	$(24)	$106	$20	$(78)	$(24)
Condensed Consolidating Statement of Operations and Comprehensive Loss
Three Months Ended June 30, 2011
(in millions)

	Holdings	Intermediate	Realogy	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues
Gross commission income	$—	$—	$—	$873	$—	$—	$873
Service revenue	—	—	—	130	62	—	192
Franchise fees	—	—	—	70	—	—	70
Other	—	—	—	42	2	—	44
Net revenues	—	—	—	1,115	64	—	1,179
Expenses
Commission and other agent-related costs	—	—	—	577	—	—	577
Operating	—	—	—	273	44	—	317
Marketing	—	—	—	53	1	—	54
General and administrative	—	—	13	39	4	—	56
Former parent legacy costs (benefit), net	—	—	(12)	—	—	—	(12)
Restructuring costs	—	—	—	3	—	—	3
Depreciation and amortization	—	—	3	44	—	—	47
Interest expense, net	—	—	160	1	—	—	161
Intercompany transactions	—	—	1	(1)	—	—	—
Total expenses	—	—	165	989	49	—	1,203
Income (loss) before income taxes, equity in earnings and noncontrolling interests	—	—	(165)	126	15	—	(24)
Income tax expense (benefit)	—	—	(50)	46	5	—	1
Equity in earnings of unconsolidated entities	—	—	—	—	(4)	—	(4)
Equity in (earnings) losses of subsidiaries	22	22	(93)	(13)	—	62	—
Net income (loss)	(22)	(22)	(22)	93	14	(62)	(21)
Less: Net income attributable to noncontrolling interests	—	—	—	—	(1)	—	(1)
Net income (loss) attributable to Holdings	$(22)	$(22)	$(22)	$93	$13	$(62)	$(22)
Comprehensive income (loss) attributable to Holdings	$(22)	$(22)	$(22)	$93	$13	$(62)	$(22)
Condensed Consolidating Statement of Operations and Comprehensive Loss
Six Months Ended June 30, 2012
(in millions)

	Holdings	Intermediate	Realogy	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues
Gross commission income	$—	$—	$—	$1,589	$—	$—	$1,589
Service revenue	—	—	—	252	128	—	380
Franchise fees	—	—	—	130	—	—	130
Other	—	—	—	83	2	—	85
Net revenues	—	—	—	2,054	130	—	2,184
Expenses
Commission and other agent-related costs	—	—	—	1,064	—	—	1,064
Operating	—	—	—	549	94	—	643
Marketing	—	—	—	102	1	—	103
General and administrative	—	—	35	114	7	—	156
Former parent legacy costs (benefit), net	—	—	(3)	—	—	—	(3)
Restructuring costs	—	—	—	5	—	—	5
Depreciation and amortization	—	—	5	83	1	—	89
Interest expense, net	—	—	343	3	—	—	346
Loss on the early extinguishment of debt	—	—	6	—	—	—	6
Other (income)/expense, net	—	—	—	1	—	—	1
Intercompany transactions	—	—	2	(2)	—	—	—
Total expenses	—	—	388	1,919	103	—	2,410
Income (loss) before income taxes, equity in earnings and noncontrolling interests	—	—	(388)	135	27	—	(226)
Income tax expense (benefit)	—	—	(60)	58	17	—	15
Equity in earnings of unconsolidated entities	—	—	—	—	(25)	—	(25)
Equity in (earnings) losses of subsidiaries	217	217	(111)	(34)	—	(289)	—
Net income (loss)	(217)	(217)	(217)	111	35	289	(216)
Less: Net income attributable to noncontrolling interests	—	—	—	—	(1)	—	(1)
Net income (loss) attributable to Holdings	$(217)	$(217)	$(217)	$111	$34	$289	$(217)
Comprehensive income (loss) attributable to Holdings	$(214)	$(214)	$(214)	$111	$35	$282	$(214)
Condensed Consolidating Statement of Operations and Comprehensive Loss
Six Months Ended June 30, 2011
(in millions)

	Holdings	Intermediate	Realogy	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues
Gross commission income	$—	$—	$—	$1,448	$—	$—	$1,448
Service revenue	—	—	—	235	121	—	356
Franchise fees	—	—	—	121	—	—	121
Other	—	—	—	82	3	—	85
Net revenues	—	—	—	1,886	124	—	2,010
Expenses
Commission and other agent-related costs	—	—	—	951	—	—	951
Operating	—	—	—	547	88	—	635
Marketing	—	—	—	96	1	—	97
General and administrative	—	—	28	92	7	—	127
Former parent legacy costs (benefit), net	—	—	(14)	—	—	—	(14)
Restructuring costs	—	—	—	5	—	—	5
Depreciation and amortization	—	—	4	88	1	—	93
Interest expense, net	—	—	337	3	—	—	340
Loss on the early extinguishment of debt	—	—	36	—	—	—	36
Intercompany transactions	—	—	2	(2)	—	—	—
Total expenses	—	—	393	1,780	97	—	2,270
Income (loss) before income taxes, equity in earnings and noncontrolling interests	—	—	(393)	106	27	—	(260)
Income tax expense (benefit)	—	—	(45)	39	8	—	2
Equity in earnings of unconsolidated entities	—	—	—	—	(4)	—	(4)
Equity in (earnings) losses of subsidiaries	259	259	(89)	(22)	—	(407)	—
Net income (loss)	(259)	(259)	(259)	89	23	407	(258)
Less: Net income attributable to noncontrolling interests	—	—	—	—	(1)	—	(1)
Net income (loss) attributable to Holdings	$(259)	$(259)	$(259)	$89	$22	$407	$(259)
Comprehensive income (loss) attributable to Holdings	$(248)	$(248)	$(248)	$89	$23	$384	$(248)
Condensed Consolidating Balance Sheet
June 30, 2012
(in millions)

	Holdings	Intermediate	Realogy	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$—	$—	$2	$86	$56	$(6)	$138
Trade receivables, net	—	—	—	103	44	—	147
Relocation receivables	—	—	—	34	385	—	419
Relocation properties held for sale	—	—	—	10	—	—	10
Deferred income taxes	—	—	8	53	(2)	—	59
Intercompany note receivable	—	—	—	91	20	(111)	—
Other current assets	1	—	9	67	20	—	97
Total current assets	1	—	19	444	523	(117)	870
Property and equipment, net	—	—	16	133	2	—	151
Goodwill	—	—	—	3,303	—	—	3,303
Trademarks	—	—	—	732	—	—	732
Franchise agreements, net	—	—	—	1,663	—	—	1,663
Other intangibles, net	—	—	—	418	—	—	418
Other non-current assets	—	—	71	84	70	—	225
Investment in subsidiaries	(1,712)	(1,712)	8,328	206	—	(5,110)	—
Total assets	$(1,711)	$(1,712)	$8,434	$6,983	$595	$(5,227)	$7,362
LIABILITIES AND EQUITY (DEFICIT)
Current liabilities:
Accounts payable	$—	$—	$27	$182	$11	$(6)	$214
Securitization obligations	—	—	—	—	267	—	267
Intercompany note payable	—	—	—	20	91	(111)	—
Due to former parent	—	—	76	—	—	—	76
Revolving credit facilities and current portion of long-term debt	—	—	159	50	5	—	214
Accrued expenses and other current liabilities	—	—	234	314	35	—	583
Intercompany payables	1	—	2,304	(2,261)	(44)	—	—
Total current liabilities	1	—	2,800	(1,695)	365	(117)	1,354
Long-term debt	—	—	7,121	—	—	—	7,121
Deferred income taxes	—	—	(600)	1,027	(1)	—	426
Other non-current liabilities	—	—	96	52	25	—	173
Intercompany liabilities	—	—	729	(729)	—	—	—
Total liabilities	1	—	10,146	(1,345)	389	(117)	9,074
Total equity (deficit)	(1,712)	(1,712)	(1,712)	8,328	206	(5,110)	(1,712)
Total liabilities and equity (deficit)	$(1,711)	$(1,712)	$8,434	$6,983	$595	$(5,227)	$7,362
Condensed Consolidating Balance Sheet
December 31, 2011
(in millions)

	Holdings	Intermediate	Realogy	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$—	$—	$2	$80	$67	$(6)	$143
Trade receivables, net	—	—	—	75	45	—	120
Relocation receivables	—	—	—	14	364	—	378
Relocation properties held for sale	—	—	—	11	—	—	11
Deferred income taxes	—	—	14	53	(1)	—	66
Intercompany note receivable	—	—	—	6	19	(25)	—
Other current assets	—	—	8	64	16	—	88
Total current assets	—	—	24	303	510	(31)	806
Property and equipment, net	—	—	17	145	3	—	165
Goodwill	—	—	—	3,299	—	—	3,299
Trademarks	—	—	—	732	—	—	732
Franchise agreements, net	—	—	—	1,697	—	—	1,697
Other intangibles, net	—	—	—	439	—	—	439
Other non-current assets	—	—	68	85	59	—	212
Investment in subsidiaries	(1,499)	(1,499)	8,216	181	—	(5,399)	—
Total assets	$(1,499)	$(1,499)	$8,325	$6,881	$572	$(5,430)	$7,350
LIABILITIES AND EQUITY (DEFICIT)
Current liabilities:
Accounts payable	$—	$—	$22	$158	$10	$(6)	$184
Securitization obligations	—	—	—	—	327	—	327
Intercompany note payable	—	—	—	19	6	(25)	—
Due to former parent	—	—	80	—	—	—	80
Revolving credit facilities and current portion of long-term debt	—	—	267	50	8	—	325
Accrued expenses and other current liabilities	—	—	202	282	36	—	520
Intercompany payables	—	—	2,222	(2,203)	(19)	—	—
Total current liabilities	—	—	2,793	(1,694)	368	(31)	1,436
Long-term debt	—	—	6,825	—	—	—	6,825
Deferred income taxes	—	—	(604)	1,025	—	—	421
Other non-current liabilities	—	—	83	61	23	—	167
Intercompany liabilities	—	—	727	(727)	—	—	—
Total liabilities	—	—	9,824	(1,335)	391	(31)	8,849
Total equity (deficit)	(1,499)	(1,499)	(1,499)	8,216	181	(5,399)	(1,499)
Total liabilities and equity (deficit)	$(1,499)	$(1,499)	$8,325	$6,881	$572	$(5,430)	$7,350
Condensed Consolidating Statement of Cash Flows
Six Months Ended June 30, 2012
(in millions)

	Holdings	Intermediate	Realogy	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net cash provided by (used in) operating activities	$—	$—	$(342)	$236	$22	$(9)	$(93)
Investing Activities
Property and equipment additions	—	—	(2)	(17)	—	—	(19)
Net assets acquired (net of cash acquired) and acquisition-related payments	—	—	—	(4)	—	—	(4)
Purchases of certificates of deposit, net	—	—	—	(4)	—	—	(4)
Change in restricted cash	—	—	—	—	(3)	—	(3)
Intercompany note receivable	—	—	—	(85)	—	85	—
Other, net	—	—	—	—	—	—	—
Net cash provided by (used in) investing activities	—	—	(2)	(110)	(3)	85	(30)
Financing Activities
Net change in revolving credit facilities	—	—	(91)	—	(3)	—	(94)
Repayments of term loan credit facility	—	—	(640)	—	—	—	(640)
Proceeds from issuance of First Lien Notes	—	—	593	—	—	—	593
Proceeds from issuance of First and a Half Lien Notes	—	—	325	—	—	—	325
Net change in securitization obligations	—	—	—	—	(61)	—	(61)
Debt issuance costs	—	—	(2)	—	(1)	—	(3)
Intercompany dividend	—	—	—	—	(9)	9	—
Intercompany note payable	—	—	—	—	85	(85)	—
Intercompany transactions	—	—	155	(116)	(39)	—	—
Other, net	—	—	4	(4)	(2)	—	(2)
Net cash provided by (used in) financing activities	—	—	344	(120)	(30)	(76)	118
Effect of changes in exchange rates on cash and cash equivalents	—	—	—	—	—	—	—
Net increase (decrease) in cash and cash equivalents	—	—	—	6	(11)	—	(5)
Cash and cash equivalents, beginning of period	—	—	2	80	67	(6)	143
Cash and cash equivalents, end of period	$—	$—	$2	$86	$56	$(6)	$138
Condensed Consolidating Statement of Cash Flows
Six Months Ended June 30, 2011
(in millions)

	Holdings	Intermediate	Realogy	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net cash provided by (used in) operating activities	$—	$—	$(347)	$142	$14	$(3)	$(194)
Investing Activities
Property and equipment additions	—	—	(2)	(22)	(1)	—	(25)
Net assets acquired (net of cash acquired) and acquisition-related payments	—	—	—	(4)	—	—	(4)
Proceeds from certificates of deposit, net	—	—	—	—	9	—	9
Change in restricted cash	—	—	—	—	1	—	1
Intercompany note receivable	—	—	—	(18)	—	18	—
Other, net	—	—	—	(5)	—	—	(5)
Net cash provided by (used in) investing activities	—	—	(2)	(49)	9	18	(24)
Financing Activities
Net change in revolving credit facilities	—	—	130	(5)	—	—	125
Proceeds from term loan extension	—	—	98	—	—	—	98
Repayments of term loan credit facility	—	—	(703)	—	—	—	(703)
Proceeds from issuance of First and a Half Lien Notes	—	—	700	—	—	—	700
Net change in securitization obligations	—	—	—	—	(4)	—	(4)
Debt issuance costs	—	—	(34)	—	—	—	(34)
Intercompany dividend	—	—	—	—	(4)	4	—
Intercompany note payable	—	—	—	—	18	(18)	—
Intercompany transactions	—	—	94	(77)	(17)	—	—
Other, net	—	—	(1)	(5)	3	—	(3)
Net cash provided by (used in) financing activities	—	—	284	(87)	(4)	(14)	179
Effect of changes in exchange rates on cash and cash equivalents	—	—	—	—	1	—	1
Net increase (decrease) in cash and cash equivalents	—	—	(65)	6	20	1	(38)
Cash and cash equivalents, beginning of period	—	—	69	74	51	(2)	192
Cash and cash equivalents, end of period	$—	$—	$4	$80	$71	$(1)	$154

GUARANTOR/NON-GUARANTOR SUPPLEMENTAL FINANCIAL INFORMATION
The following consolidating financial information presents the Consolidating Balance Sheets and Consolidating Statements of Operations and Cash Flows for: (i) Realogy Holdings Corp. (“Holdings”); (ii) its direct wholly owned subsidiary Domus Intermediate Holdings Corp. (“Intermediate”); (iii) its indirect wholly owned subsidiary, Realogy Corporation (“Realogy”); (iv) the guarantor subsidiaries of Realogy; (v) the non-guarantor subsidiaries of Realogy; (vi) elimination entries necessary to consolidate Holdings, Intermediate, Realogy and the guarantor and non-guarantor subsidiaries; and (vii) the Company on a consolidated basis. The guarantor subsidiaries of Realogy are comprised of 100% owned entities. Guarantor and non-guarantor subsidiaries are 100% owned by Realogy, either directly or indirectly. All guarantees are full and unconditional and joint and several. Non-guarantor entities are comprised of securitization entities, foreign subsidiaries, unconsolidated entities, insurance underwriter subsidiaries and qualified foreign holding corporations. The guarantor and non-guarantor financial information is prepared using the same basis of accounting as the consolidated financial statements except for the investments in consolidated subsidiaries which are accounted for using the equity method.
Consolidating Statement of Operations
Year Ended December 31, 2011
(in millions)

	Holdings	Intermediate	Realogy	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues
Gross commission income	$—	$—	$—	$2,926	$—	$—	$2,926
Service revenue	—	—	—	494	258	—	752
Franchise fees	—	—	—	256	—	—	256
Other	—	—	—	152	7	—	159
Net revenues	—	—	—	3,828	265	—	4,093
Expenses
Commission and other agent-related costs	—	—	—	1,932	—	—	1,932
Operating	—	—	1	1,072	197	—	1,270
Marketing	—	—	—	183	2	—	185
General and administrative	—	—	55	181	18	—	254
Former parent legacy costs (benefit), net	—	—	(15)	—	—	—	(15)
Restructuring costs	—	—	—	11	—	—	11
Merger costs	—	—	1	—	—	—	1
Depreciation and amortization	—	—	9	176	1	—	186
Interest expense/(income), net	—	—	655	11	—	—	666
Loss on the early extinguishment of debt	—	—	36	—	—	—	36
Intercompany transactions	—	—	5	(4)	(1)	—	—
Total expenses	—	—	747	3,562	217	—	4,526
Income (loss) before income taxes, equity in earnings and noncontrolling interests	—	—	(747)	266	48	—	(433)
Income tax expense (benefit)	—	—	(111)	127	16	—	32
Equity in (earnings) losses of unconsolidated entities	—	—	—	—	(26)	—	(26)
Equity in (earnings) losses of subsidiaries	441	441	(195)	(56)	—	(631)	—
Net income (loss)	(441)	(441)	(441)	195	58	631	(439)
Less: Net income attributable to noncontrolling interests	—	—	—	—	(2)	—	(2)
Net income (loss) attributable to Holdings	$(441)	$(441)	$(441)	$195	$56	$631	$(441)

Consolidating Statement of Operations
Year Ended December 31, 2010
(in millions)

	Holdings	Intermediate	Realogy	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues
Gross commission income	$—	$—	$—	$2,965	$—	$—	$2,965
Service revenue	—	—	—	496	204	—	700
Franchise fees	—	—	—	263	—	—	263
Other	—	—	—	157	5	—	162
Net revenues	—	—	—	3,881	209	—	4,090
Expenses
Commission and other agent-related costs	—	—	—	1,932	—	—	1,932
Operating	—	—	—	1,086	155	—	1,241
Marketing	—	—	—	177	2	—	179
General and administrative	—	—	51	172	15	—	238
Former parent legacy costs (benefit), net	—	—	(323)	—	—	—	(323)
Restructuring costs	—	—	3	18	—	—	21
Merger Costs	—	—	1	—	—	—	1
Depreciation and amortization	—	—	8	187	2	—	197
Interest expense/(income), net	—	—	597	7	—	—	604
Other (income)/expense, net	—	—	(1)	(5)	—	—	(6)
Intercompany transactions	—	—	5	(4)	(1)	—	—
Total expenses	—	—	341	3,570	173	—	4,084
Income (loss) before income taxes, equity in earnings and noncontrolling interests	—	—	(341)	311	36	—	6
Income tax expense (benefit)	—	—	(252)	383	2	—	133
Equity in (earnings) losses of unconsolidated entities	—	—	—	—	(30)	—	(30)
Equity in (earnings) losses of subsidiaries	99	99	10	(62)	—	(146)	—
Net income (loss)	(99)	(99)	(99)	(10)	64	146	(97)
Less: Net income attributable to noncontrolling interests	—	—	—	—	(2)	—	(2)
Net income (loss) attributable to Holdings	$(99)	$(99)	$(99)	$(10)	$62	$146	$(99)

Consolidating Statement of Operations
Year Ended December 31, 2009
(in millions)

	Holdings	Intermediate	Realogy	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues
Gross commission income	$—	$—	$—	$2,884	$2	$—	$2,886
Service revenue	—	—	—	436	185	—	621
Franchise fees	—	—	—	273	—	—	273
Other	—	—	—	146	6	—	152
Net revenues	—	—	—	3,739	193	—	3,932
Expenses
Commission and other agent-related costs	—	—	—	1,850	—	—	1,850
Operating	—	—	—	1,135	128	—	1,263
Marketing	—	—	—	159	2	—	161
General and administrative	—	—	49	193	8	—	250
Former parent legacy costs (benefit), net	—	—	21	(55)	—	—	(34)
Restructuring costs	—	—	7	63	—	—	70
Merger Costs	—	—	1	—	—	—	1
Depreciation and amortization	—	—	8	184	2	—	194
Interest expense/(income), net	—	—	580	3	—	—	583
Gain on the extinguishment of debt	—	—	(75)	—	—	—	(75)
Other (income)/expense, net	—	—	2	—	1	—	3
Intercompany transactions	—	—	6	(5)	(1)	—	—
Total expenses	—	—	599	3,527	140	—	4,266
Income (loss) before income taxes, equity in earnings and noncontrolling interests	—	—	(599)	212	53	—	(334)
Income tax expense (benefit)	—	—	(173)	97	26	—	(50)
Equity in (earnings) losses of unconsolidated entities	—	—	—	—	(24)	—	(24)
Equity in (earnings) losses of subsidiaries	262	262	(164)	(49)	—	(311)	—
Net income (loss)	(262)	(262)	(262)	164	51	311	(260)
Less: Net income attributable to noncontrolling interests	—	—	—	—	(2)	—	(2)
Net income (loss) attributable to Holdings	$(262)	$(262)	$(262)	$164	$49	$311	$(262)

Consolidating Balance Sheet
December 31, 2011
(in millions)

	Holdings	Intermediate	Realogy	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$—	$—	$2	$80	$67	$(6)	$143
Trade receivables, net	—	—	—	75	45	—	120
Relocation receivables	—	—	—	14	364	—	378
Relocation properties held for sale	—	—	—	11	—	—	11
Deferred income taxes	—	—	14	53	(1)	—	66
Intercompany note receivable	—	—	—	6	19	(25)	—
Other current assets	—	—	8	64	16	—	88
Total current assets	—	—	24	303	510	(31)	806
Property and equipment, net	—	—	17	145	3	—	165
Goodwill	—	—	—	3,299	—	—	3,299
Trademarks	—	—	—	732	—	—	732
Franchise agreements, net	—	—	—	1,697	—	—	1,697
Other intangibles, net	—	—	—	439	—	—	439
Other non-current assets	—	—	68	85	59	—	212
Investment in subsidiaries	(1,499)	(1,499)	8,216	181	—	(5,399)	—
Total assets	$(1,499)	$(1,499)	$8,325	$6,881	$572	$(5,430)	$7,350
LIABILITIES AND EQUITY (DEFICIT)
Current liabilities:
Accounts payable	$—	$—	$22	$158	$10	$(6)	$184
Securitization obligations	—	—	—	—	327	—	327
Intercompany note payable	—	—	—	19	6	(25)	—
Due to former parent	—	—	80	—	—	—	80
Revolving credit facility and current portion of long-term debt	—	—	267	50	8	—	325
Accrued expenses and other current liabilities	—	—	202	282	36	—	520
Intercompany payables	—	—	2,222	(2,203)	(19)	—	—
Total current liabilities	—	—	2,793	(1,694)	368	(31)	1,436
Long-term debt	—	—	6,825	—	—	—	6,825
Deferred income taxes	—	—	(604)	1,025	—	—	421
Other non-current liabilities	—	—	83	61	23	—	167
Intercompany liabilities	—	—	727	(727)	—	—	—
Total liabilities	—	—	9,824	(1,335)	391	(31)	8,849
Total equity (deficit)	(1,499)	(1,499)	(1,499)	8,216	181	(5,399)	(1,499)
Total liabilities and equity (deficit)	$(1,499)	$(1,499)	$8,325	$6,881	$572	$(5,430)	$7,350

Consolidating Balance Sheet
December 31, 2010
(in millions)

	Holdings	Intermediate	Realogy	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$—	$—	$69	$74	$51	$(2)	$192
Trade receivables, net	—	—	—	79	35	—	114
Relocation receivables	—	—	—	—	386	—	386
Relocation properties held for sale	—	—	—	21	—	—	21
Deferred income taxes	—	—	15	63	(2)	—	76
Intercompany note receivable	—	—	—	13	19	(32)	—
Other current assets	—	—	9	69	31	—	109
Total current assets	—	—	93	319	520	(34)	898
Property and equipment, net	—	—	21	162	3	—	186
Goodwill	—	—	—	3,296	—	—	3,296
Trademarks	—	—	—	732	—	—	732
Franchise agreements, net	—	—	—	1,764	—	—	1,764
Other intangibles, net	—	—	—	478	—	—	478
Other non-current assets	—	—	80	83	52	—	215
Investment in subsidiaries	(1,063)	(1,063)	8,023	152	—	(6,049)	—
Total assets	$(1,063)	$(1,063)	$8,217	$6,986	$575	$(6,083)	$7,569
LIABILITIES AND EQUITY (DEFICIT)
Current liabilities:
Accounts payable	$—	$—	$25	$168	$12	$(2)	$203
Securitization obligations	—	—	—	—	331	—	331
Intercompany note payable	—	—	—	19	13	(32)	—
Due to former parent	—	—	104	—	—	—	104
Revolving credit facility and current portion of long-term debt	—	—	132	55	7	—	194
Accrued expenses and other current liabilities	—	—	178	316	31	—	525
Intercompany payables	—	—	1,949	(1,962)	13	—	—
Total current liabilities	—	—	2,388	(1,404)	407	(34)	1,357
Long-term debt	—	—	6,698	—	—	—	6,698
Deferred income taxes	—	—	(614)	1,028	—	—	414
Other non-current liabilities	—	—	86	61	16	—	163
Intercompany liabilities	—	—	722	(722)	—	—	—
Total liabilities	—	—	9,280	(1,037)	423	(34)	8,632
Total equity (deficit)	(1,063)	(1,063)	(1,063)	8,023	152	(6,049)	(1,063)
Total liabilities and equity (deficit)	$(1,063)	$(1,063)	$8,217	$6,986	$575	$(6,083)	$7,569

Consolidating Statement of Cash Flows
Year Ended December 31, 2011
(in millions)

	Holdings	Intermediate	Realogy	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net cash provided by (used in) operating activities	$—	$—	$(666)	$414	$74	$(14)	$(192)
Investing Activities
Property and equipment additions	—	—	(5)	(43)	(1)	—	(49)
Net assets acquired (net of cash acquired) and acquisition-related payments	—	—	—	(6)	—	—	(6)
Proceeds from (purchase of) certificates of deposit, net	—	—	—	(3)	8	—	5
Change in restricted cash	—	—	1	—	5	—	6
Intercompany note receivable	—	—	—	7	—	(7)	—
Other, net	—	—	—	(5)	—	—	(5)
Net cash provided by (used in) investing activities	—	—	(4)	(50)	12	(7)	(49)
Financing Activities
Net change in revolving credit facilities	—	—	150	(5)	—	—	145
Proceeds from the issuance of First and a Half Lien Notes	—	—	700	—	—	—	700
Proceeds from term loan extensions	—	—	98	—	—	—	98
Repayments of term loan credit facility	—	—	(706)	—	—	—	(706)
Repayment of prior securitization obligations	—	—	—	—	(299)	—	(299)
Proceeds from new securitization obligations	—	—	—	—	295	—	295
Net change in securitization obligations	—	—	—	—	—	—	—
Debt issuance costs	—	—	(34)	—	(1)	—	(35)
Intercompany dividend	—	—	—	—	(10)	10	—
Intercompany note payable	—	—	—	—	(7)	7	—
Intercompany transactions	—	—	392	(343)	(49)	—	—
Other, net	—	—	3	(10)	1	—	(6)
Net cash provided by (used in) financing activities	—	—	603	(358)	(70)	17	192
Effect of changes in exchange rates on cash and cash equivalents	—	—	—	—	—	—	—
Net increase (decrease) in cash and cash equivalents	—	—	(67)	6	16	(4)	(49)
Cash and cash equivalents, beginning of period	—	—	69	74	51	(2)	192
Cash and cash equivalents, end of period	$—	$—	$2	$80	$67	$(6)	$143

Consolidating Statement of Cash Flows
Year Ended December 31, 2010
(in millions)

	Holdings	Intermediate	Realogy	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net cash provided by (used in) operating activities	$—	$—	$(638)	$504	$24	$(8)	$(118)
Investing Activities
Property and equipment additions	—	—	(7)	(41)	(1)	—	(49)
Net assets acquired (net of cash acquired) and acquisition-related payments	—	—	—	(17)	—	—	(17)
Proceeds from sale of assets	—	—	—	5	—	—	5
Purchase of certificates of deposit	—	—	—	—	(9)	—	(9)
Net cash used in investing activities	—	—	(7)	(53)	(10)	—	(70)
Financing Activities
Net change in revolving credit facilities	—	—	100	35	7	—	142
Repayments of term loan credit facility	—	—	(32)	—	—	—	(32)
Net change in securitization obligations	—	—	—	—	27	—	27
Intercompany dividend	—	—	—	—	(11)	11	—
Intercompany transactions	—	—	454	(428)	(26)	—	—
Other, net	—	—	(2)	(8)	(3)	—	(13)
Net cash provided by (used in) financing activities	—	—	520	(401)	(6)	11	124
Effect of changes in exchange rates on cash and cash equivalents	—	—	—	—	1	—	1
Net increase (decrease) in cash and cash equivalents	—	—	(125)	50	9	3	(63)
Cash and cash equivalents, beginning of period	—	—	194	24	42	(5)	255
Cash and cash equivalents, end of period	$—	$—	$69	$74	$51	$(2)	$192

Consolidating Statement of Cash Flows
Year Ended December 31, 2009
(in millions)

	Holdings	Intermediate	Realogy	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net cash provided by (used in) operating activities	$—	$—	$(583)	$309	$650	$(35)	$341
Investing Activities
Property and equipment additions	—	—	(4)	(36)	—	—	(40)
Net assets acquired (net of cash acquired) and acquisition-related payments	—	—	—	(5)	—	—	(5)
Change in restricted cash	—	—	—	—	(2)	—	(2)
Intercompany dividend	—	—	—	63	—	(63)	—
Intercompany note receivable	—	—	—	37	—	(37)	—
Net cash provided by (used in) investing activities	—	—	(4)	59	(2)	(100)	(47)
Financing Activities
Net change in revolving credit facilities	—	—	(515)	—	—	—	(515)
Proceeds from issuance of Second Lien Loans	—	—	500	—	—	—	500
Repayments of term loan credit facility	—	—	(32)	—	—	—	(32)
Net change in securitization obligations	—	—	—	—	(410)	—	(410)
Debt issuance costs	—	—	(11)	—	—	—	(11)
Intercompany dividend	—	—	—	—	(96)	96	—
Intercompany note payable	—	—	—	—	(37)	37	—
Intercompany transactions	—	—	463	(364)	(99)	—	—
Other, net	—	—	(2)	(6)	(3)	—	(11)
Net cash provided by (used in) financing activities	—	—	403	(370)	(645)	133	(479)
Effect of changes in exchange rates on cash and cash equivalents	—	—	—	—	3	—	3
Net increase (decrease) in cash and cash equivalents	—	—	(184)	(2)	6	(2)	(182)
Cash and cash equivalents, beginning of period	—	—	378	26	36	(3)	437
Cash and cash equivalents, end of period	$—	$—	$194	$24	$42	$(5)	$255

Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events
SUBSEQUENT EVENTS

Convertible Notes Letter Agreements
On September 4, 2012, the Company entered into letter agreements (the “Agreements”) with certain holders of its Convertible Notes, including RCIV Holdings, an affiliate of the Company’s controlling stockholder, (collectively, the “Significant Holders”), which, as of September 4, 2012, together held approximately $1.9 billion of the total approximately $2.1 billion aggregate principal amount of the Convertible Notes.

Under the terms of the Agreements, each Significant Holder has agreed (i) not to transfer their respective Convertible Notes from the date of the agreement, (ii) to enter into a lock-up agreement with the underwriters in the IPO (covering all shares of common stock that each such Significant Holder owns) for a period of 180 days, subject to certain exceptions pursuant to the terms of the lock-up agreement, and (iii) to convert all of their respective Convertible Notes substantially concurrently with the closing of the IPO.

In return, each Significant Holder will receive (i) 0.125 shares of common stock for each share of common stock issued upon conversion of their Convertible Notes and (ii) a cash payment equal to approximately $105 million, or $55.00 for each $1,000 aggregate principal amount of Convertible Notes converted.

The Company also entered into letter agreements (the “Letter Agreements”) with other eligible holders (collectively the “Other Holders”) of Convertible Notes who, as of September 4, 2012, together held approximately $127 million aggregate principal amount of such Convertible Notes.

Under the terms of the Letter Agreements, each Other Holder can elect (i) not to transfer their respective Convertible Notes from the date of the agreement (subject to certain exceptions pursuant to the terms of the lock-up agreements) and (ii) to enter into a lock-up agreement with the underwriters in the IPO (covering all shares of common stock that it owns) for a period of 180 days, subject to certain exceptions pursuant to the terms of the lock-up agreement.

In return, each Other Holder will receive 0.125 shares of common stock for each share of common stock issued upon conversion of their Convertible Notes. The Other Holders are under no obligation to convert their Convertible Notes but are not entitled to receive the additional shares of common stock except in the event of conversion of their Convertible Notes.

SUBSEQUENT EVENTS
2012 Senior Secured Notes Offering
On February 2, 2012, Realogy issued $593 million of First Lien Notes with an interest rate of 7.625% and $325 million of New First and a Half Lien Notes with an interest rate of 9.00%, the proceeds of which were used to repay amounts outstanding under its senior secured credit facility. The First Lien Notes and the New First and a Half Lien Notes are senior secured obligations of the Company and will mature on January 15, 2020. Interest is payable semiannually on January 15 and July 15 of each year, commencing July 15, 2012. The First Lien Notes and the New First and a Half Lien Notes were issued in a private offering that is exempt from the registration requirements of the Securities Act.
The Company used the proceeds from the offering of approximately $918 million to: (i) prepay $629 million of its non-extended term loan borrowings under its senior secured credit facility which were due to mature in October 2013, (ii) repay all of the $133 million in outstanding borrowings under its non-extended revolving credit facility which was due to mature in April 2013, and (iii) repay $156 million of the outstanding borrowings under its extended revolving credit facility. In conjunction with the repayments of $289 million described in clauses (ii) and (iii), the Company reduced the commitments under its non-extended revolving credit facility by a like amount, thereby terminating the non-extended revolving credit facility.
The First Lien Notes and the New First and a Half Lien Notes are guaranteed on a senior secured basis by Domus Intermediate Holdings Corp., Realogy's parent, and each domestic subsidiary of Realogy that is a guarantor under its senior secured credit facility and certain of its outstanding securities. The First Lien Notes and the New First and a Half Lien Notes are also guaranteed by Holdings, on an unsecured senior subordinated basis. The First Lien Notes and the New First and a Half Lien Notes are secured by substantially the same collateral as Realogy's existing obligations under its senior secured credit facility.  The priority of the collateral liens securing the First Lien Notes is (i) equal to the collateral liens securing Realogy's first lien obligations under its senior secured credit facility and (ii) senior to the collateral liens securing Realogy's other secured obligations that are not secured by a first priority lien, including the First and a Half Lien Notes, and Realogy's second lien obligations under its senior secured credit facility.  The priority of the collateral liens securing the New First and a Half Lien Notes is (i) junior to the collateral liens securing Realogy's first lien obligations under its senior secured credit facility and the First Lien Notes, (ii) equal to the collateral liens securing the Existing First and a Half Lien Notes, and (iii) senior to the collateral liens securing Realogy's second lien obligations under its senior secured credit facility.
Pro forma Indebtedness Table
The debt table below gives effect to the 2012 Senior Secured Notes Offering as if it occurred on December 31, 2011.

	Interest Rate	Expiration Date	Total Capacity	Outstanding Borrowings	Available Capacity
Senior Secured Credit Facility:
Extended revolving credit facility (1)	(2)	April 2016	363	97	172
Extended term loan facility	(3)	October 2016	1,822	1,822	—
First Lien Notes	7.625%	January 2020	593	593	—
Existing First and a Half Lien Notes	7.875%	February 2019	700	700	—
New First and a Half Lien Notes	9.00%	January 2020	325	325	—
Second Lien Loans	13.50%	October 2017	650	650	—
Other bank indebtedness (4)		Various	133	133	—
Existing Notes:
Senior Notes	10.50%	April 2014	64	64	—
Senior Toggle Notes	11.00%	April 2014	52	52	—
Senior Subordinated Notes (5)	12.375%	April 2015	190	187	—
Extended Maturity Notes:
Senior Notes (6)	11.50%	April 2017	492	489	—
Senior Notes (7)	12.00%	April 2017	130	129	—
Senior Subordinated Notes	13.375%	April 2018	10	10	—
Convertible Notes	11.00%	April 2018	2,110	2,110	—
Securitization obligations: (8)
Apple Ridge Funding LLC		December 2013	400	296	104
Cartus Financing Limited (9)		Various	62	31	31
			$8,096	$7,688	$307
_______________

(1)
The available capacity under this facility was reduced by $94 million of outstanding letters of credit after taking into consideration the $25 million reduction in letters of credit backed revolving credit borrowings that occurred in January 2012. On February 27, 2012, the Company had $55 million outstanding on the extended revolving credit facility and $81 million of outstanding letters of credit.

(2)
Interest rates with respect to revolving loans under the senior secured credit facility are based on, at Realogy’s option, adjusted LIBOR plus 2.25% (or with respect to the extended revolving loans, 3.25%) or ABR plus 1.25% (or with respect to the extended revolving loans, 2.25%) in each case subject to reductions based on the attainment of certain leverage ratios.

(3)
Interest rates with respect to term loans under the senior secured credit facility are based on, at Realogy’s option, (a) adjusted LIBOR plus 3.0% (or with respect to the extended term loans, 4.25%) or (b) the higher of the Federal Funds Effective Rate plus 0.5% (or with respect to the extended term loans, 1.75%) and JPMorgan Chase Bank, N.A.’s prime rate (“ABR”) plus 2.0% (or with respect to the extended term loans, 3.25%).

(4)
Consists of revolving credit facilities that are supported by letters of credit issued under the senior secured credit facility, $75 million due in July 2012, $8 million due in August 2012 and $50 million due in January 2013.

(5)	Consists of $190 million of 12.375% Senior Subordinated Notes due 2015, less a discount of $3 million.

(6)	Consists of $492 million of 11.50% Senior Notes due 2017, less a discount of $3 million.

(7)	Consists of $130 million of 12.00% Senior Notes due 2017, less a discount of $1 million.

(8)	Available capacity is subject to maintaining sufficient relocation related assets to collateralize these securitization obligations.

(9)	Consists of a £35 million facility which expires in August 2015 and a £5 million working capital facility which expires in August 2012.
Additional Shares Reserved for the Stock Incentive Plan
As of February 24, 2012, there were 0.9 million shares of Class A Common Stock reserved for issuance under the Amended and Restated Holdings 2007 Stock Incentive Plan, including approximately 0.7 million shares reserved for issuance upon exercise of outstanding options and approximately 0.2 million shares reserved for future grants under the plan. On February 27, 2012, the Holdings Compensation Committee approved a further amendment and restatement of the plan to increase the number of shares reserved thereunder by approximately 0.8 million, thereby increasing the total number of shares reserved for issuance to approximately 1.7 million.
Convertible Notes Letter Agreements
On September 4, 2012, the Company entered into letter agreements (the “Agreements”) with certain holders of its Convertible Notes, including RCIV Holdings, an affiliate of the Company’s controlling stockholder, (collectively, the “Significant Holders”), which, as of September 4, 2012, together held approximately $1.9 billion of the total approximately $2.1 billion aggregate principal amount of the Convertible Notes.

Under the terms of the Agreements, each Significant Holder has agreed (i) not to transfer their respective Convertible Notes from the date of the agreement, (ii) to enter into a lock-up agreement with the underwriters in the IPO (covering all shares of common stock that each such Significant Holder owns) for a period of 180 days, subject to certain exceptions pursuant to the terms of the lock-up agreement, and (iii) to convert all of their respective Convertible Notes substantially concurrently with the closing of the IPO.

In return, each Significant Holder will receive (i) 0.125 shares of common stock for each share of common stock issued upon conversion of their Convertible Notes and (ii) a cash payment equal to approximately $105 million, or $55.00 for each $1,000 aggregate principal amount of Convertible Notes converted.

The Company also entered into letter agreements (the “Letter Agreements”) with other eligible holders (collectively the “Other Holders”) of Convertible Notes who, as of September 4, 2012, together held approximately $127 million aggregate principal amount of such Convertible Notes.

Under the terms of the Letter Agreements, each Other Holder can elect (i) not to transfer their respective Convertible Notes from the date of the agreement (subject to certain exceptions pursuant to the terms of the lock-up agreements) and (ii) to enter into a lock-up agreement with the underwriters in the IPO (covering all shares of common stock that it owns) for a period of 180 days, subject to certain exceptions pursuant to the terms of the lock-up agreement.

In return, each Other Holder will receive 0.125 shares of common stock for each share of common stock issued upon conversion of their Convertible Notes. The Other Holders are under no obligation to convert their Convertible Notes but are not entitled to receive the additional shares of common stock except in the event of conversion of their Convertible Notes.

Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2011
Valuation and Qualifying Accounts [Abstract]
Valuation and Qualifying Accounts
DOMUS HOLDINGS CORP. AND REALOGY CORPORATION
SCHEDULE II -- VALUATION AND QUALIFYING ACCOUNTS
FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009
(in millions)

		Additions
Description	Balance at Beginning of Period	Charged to Costs and Expenses	Charged to Other Accounts	Deductions	Balance at End of Period
Allowance for doubtful accounts (a)
Year ended December 31, 2011	$65	$10	$—	$(12)	$63
Year ended December 31, 2010	63	13	4	(15)	65
Year ended December 31, 2009	43	21	5	(6)	63
Reserve for development advance notes, short term (b)
Year ended December 31, 2011	$2	$—	$—	$(1)	$1
Year ended December 31, 2010	3	—	—	(1)	2
Year ended December 31, 2009	3	—	—	—	3
Reserve for development advance notes, long term
Year ended December 31, 2011	$9	$(3)	$—	$(1)	$5
Year ended December 31, 2010	17	(5)	—	(3)	9
Year ended December 31, 2009	21	2	—	(6)	17
Deferred tax asset valuation allowance
Year ended December 31, 2011	$118	$220	$—	$—	$338
Year ended December 31, 2010	124	—	—	(6)	118
Year ended December 31, 2009	61	63	—	—	124
_______________

(a)	The deduction column represents uncollectible accounts written off, net of recoveries from Trade Receivables in the Consolidated Balance Sheets.

(b)	Short-term development advance notes and related reserves are included in Trade Receivables in the Consolidated Balance Sheets.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Consolidation
CONSOLIDATION
Effective January 1, 2010, the Company adopted FASB’s amended guidance on the consolidation of Variable Interest Entities (“VIE”), in which the Company consolidates a VIE for which it is the primary beneficiary with a controlling financial interest. Also, the Company consolidates an entity not deemed a VIE if its ownership, direct or indirect, exceeds 50% of the outstanding voting shares of an entity and/or that it has the ability to control the financial or operating policies through its voting rights, board representation or other similar rights. For entities where the Company does not have a controlling interest (financial or operating), the investments in such entities are accounted for using the equity or cost method, as appropriate. The Company applies the equity method of accounting when it has the ability to exercise significant influence over operating and financial policies of an investee. The Company uses the cost method for all other investments.
Effective January 1, 2009, the Company adopted the FASB’s new guidance on noncontrolling interests which established requirements for ownership interests in subsidiaries held by parties other than the Company (“noncontrolling interest”) be clearly identified, presented and disclosed in the consolidated statement of financial position within equity, but separate from the parent’s equity. The presentation and disclosure requirements in the guidance were applied retrospectively to comparative financial statements.

Use of Estimates
USE OF ESTIMATES
In presenting the consolidated financial statements, management makes estimates and assumptions that affect the amounts reported and related disclosures. Estimates, by their nature, are based on judgment and available information. Accordingly, actual results could differ materially from those estimates.

Revenue Recognition
REVENUE RECOGNITION
Real Estate Franchise Services
The Company franchises its real estate brokerage franchise systems to real estate brokerage businesses that are independently owned and operated. The Company provides operational and administrative services and systems to franchisees, which include national and local advertising programs, systems and tools that are designed to help the Company's franchisees serve their customers and attract new or retain existing independent sales associates, training and volume purchasing discounts through the Company’s preferred vendor program. Franchise revenue principally consists of royalty and marketing fees from the Company’s franchisees. The royalty received is primarily based on a percentage of the franchisee’s gross commission income. Royalty fees are accrued as the underlying franchisee revenue is earned (upon close of the homesale transaction). Annual volume incentives given to certain franchisees on royalty fees are recorded as a reduction to revenue and are accrued for in relative proportion to the recognition of the underlying gross franchise revenue. Franchise revenue also includes initial franchise fees, which are generally non-refundable and recognized by the Company as revenue when all material services or conditions relating to the sale have been substantially performed (generally when a franchised unit opens for business). The Company also earns marketing fees from its franchisees and utilizes such fees to fund advertising campaigns on behalf of its franchisees.
Company Owned Real Estate Brokerage Services
As an owner-operator of real estate brokerages, the Company assists home buyers and sellers in listing, marketing, selling and finding homes. Real estate commissions earned by the Company’s real estate brokerage business are recorded as revenue on a gross basis upon the closing of a real estate transaction (i.e., purchase or sale of a home), which are referred to as gross commission income. The commissions the Company pays to real estate agents are recognized concurrently with associated revenues and presented as commission and other agent-related costs line item on the accompanying Consolidated Statements of Operations.
Relocation Services
The Company provides relocation services to corporate and government clients for the transfer of their employees. Such services include the purchasing and/or selling of a transferee’s home, providing home equity advances to transferees (generally guaranteed by the client), expense processing, arranging household goods moving services, home-finding and other related services. The Company earns revenues from fees charged to clients for the performance and/or facilitation of these services and recognizes such revenue as services are provided, except for limited instances in which the Company assumes the risk of loss on the sale of a transferring employee’s home (“at-risk”). In such cases, revenues are recorded as earned with associated costs recorded within operating expenses. In the majority of relocation transactions, the gain or loss on the sale of a transferee’s home is generally borne by the client. However, there are limited instances in which the Company assumes the risk of loss. Under “at-risk” contracts the Company records the value of the home on its Consolidated Balance Sheets within the relocation properties held for sale line item at the lower of cost or net realizable value less estimated direct costs to sell. The difference between the actual purchase price and proceeds received on the sale of the home is recorded within operating expenses on the Company’s Consolidated Statements of Operations and the gain or loss was not material for any period presented. The aggregate selling price of such homes was $123 million, $170 million and $45 million for the years ended December 31, 2011, 2010 and 2009, respectively.
Additionally, the Company generally earns interest income on the funds it advances on behalf of the transferring employee, which is recorded within other revenue (as is the corresponding interest expense on the securitization obligations) in the accompanying Consolidated Statements of Operations. The Company also earns referral revenue from real estate brokers, which is recognized at the time the underlying property closes, and revenues from other third-party service providers where the Company earns a referral fee or commission, which is recognized at the time of completion of services.
Title and Settlement Services
The Company provides title and closing services, which include title search procedures for title insurance policies, homesale escrow and other closing services. Title revenues, which are recorded net of amounts remitted to third party insurance underwriters, and title and closing service fees are recorded at the time a homesale transaction or refinancing closes. The Company also owns an underwriter of title insurance. For independent title agents, the underwriter recognizes policy premium revenue on a gross basis (before deduction of agent commission) upon notice of policy issuance from the agent. For affiliated title agents, the underwriter recognizes the incremental policy premium revenue upon the effective date of the title policy as the agent commission revenue is already recognized by the affiliated title agent.

Allowance for Doubtful Accounts
ALLOWANCE FOR DOUBTFUL ACCOUNTS
The Company estimates the allowance necessary to provide for uncollectible accounts receivable. The estimate is based on historical experience, combined with a review of current developments and includes specific accounts for which payment has become unlikely. The process by which the Company calculates the allowance begins in the individual business units where specific problem accounts are identified and reserved primarily based upon the age profile of the receivables and specific payment issues.

Advertising Expenses	ADVERTISING EXPENSES Advertising costs are generally expensed in the period incurred.
Income Taxes
INCOME TAXES
The Company’s operations were included in the consolidated federal tax return of Cendant up to the date of Separation. In addition, the Company filed consolidated and unitary state income tax returns with Cendant in jurisdictions where required or permitted. The income taxes associated with the Company’s inclusion in Cendant’s consolidated federal and state income tax returns are included in the due to former parent line item on the accompanying Consolidated Balance Sheets.
The Company’s provision for income taxes is determined using the asset and liability method, under which deferred tax assets and liabilities are calculated based upon the temporary differences between the financial statement and income tax bases of assets and liabilities using currently enacted tax rates. These differences are based upon estimated differences between the book and tax basis of the assets and liabilities for the Company. Certain tax assets and liabilities of the Company may be adjusted in connection with the finalization of income tax audits.
The Company’s deferred tax assets are recorded net of a valuation allowance when, based on the weight of available evidence, it is more likely than not that all or some portion of the recorded deferred tax balances will not be realized in future periods. Decreases to the valuation allowance are recorded as reductions to the Company’s provision for income taxes and increases to the valuation allowance result in additional provision for income taxes.

Cash and Cash Equivalents	CASH AND CASH EQUIVALENTS The Company considers highly-liquid investments with remaining maturities not exceeding three months at the date of purchase to be cash equivalents.
Restricted Cash	RESTRICTED CASH Restricted cash primarily relates to amounts specifically designated as collateral for the repayment of outstanding borrowings under the Company’s securitization facilities.
Derivative Instruments
The Company records derivatives and hedging activities on the balance sheet at their respective fair values. The accounting for changes in the fair value (i.e., gains or losses) of a derivative instrument is dependent upon whether the derivative has been designated and qualifies as part of a hedging relationship.
The Company uses foreign currency forward contracts largely to manage its exposure to changes in foreign currency exchange rates associated with its foreign currency denominated receivables and payables.  The Company primarily manages its foreign currency exposure to the Swiss Franc, Canadian Dollar, British Pound and Euro. The Company has elected to not utilize hedge accounting for these forward contracts; therefore, any change in fair value is recorded in the Consolidated Statements of Operations. However, the fluctuations in the value of these forward contracts generally offset the impact of changes in the value of the underlying risk that they are intended to economically hedge.
The Company also enters into interest rate swaps to manage its exposure to changes in interest rates associated with its variable rate borrowings. The Company has three interest rate swaps with an aggregate notional value of $650 million to hedge the variability in cash flows resulting from the term loan facility. One swap, with a notional value of $225 million, expires in July 2012, the second swap, with a notional value of $200 million, expires in December 2012 and the third swap, with a notional value of $225 million, commences in July 2012 and expires in October 2016. The Company is utilizing pay fixed interest swaps (in exchange for floating LIBOR rate based payments) to perform this hedging strategy. As of December 31, 2011, the Company has elected to not utilize hedge accounting for these interest rate swaps; therefore, any change in fair value is recorded in the Consolidated Statements of Operations.

Investments
INVESTMENTS
At December 31, 2011 and 2010, the Company had various equity method investments aggregating $54 million and $48 million, respectively, which are primarily recorded within Other non-current assets on the accompanying Consolidated Balance Sheets. Included in such investments is a 49.9% interest in PHH Home Loans, a mortgage origination venture formed in 2005. This venture enables the Company to participate in the earnings generated from mortgages originated by customers of its real estate brokerage and relocation businesses. The Company’s maximum exposure to loss with respect to its investment in PHH Home Loans is limited to its equity investment of $47 million at December 31, 2011. See Note 13, “Separation Adjustments, Transactions with Former Parent and Subsidiaries and Related Parties” for a more detailed description of the Company’s relationship with PHH Home Loans.

Property and Equipment
PROPERTY AND EQUIPMENT
Property and equipment (including leasehold improvements) are initially recorded at cost, net of accumulated depreciation and amortization. Depreciation, recorded as a component of depreciation and amortization on the Consolidated Statements of Operations, is computed utilizing the straight-line method over the estimated useful lives of the related assets. Amortization of leasehold improvements, also recorded as a component of depreciation and amortization, is computed utilizing the straight-line method over the estimated benefit period of the related assets or the lease term, if shorter. Useful lives are 30 years for buildings, up to 20 years for leasehold improvements, and from 3 to 7 years for furniture, fixtures and equipment.
The Company capitalizes the costs of software developed for internal use which commences during the development phase of the project. The Company amortizes software developed or obtained for internal use on a straight-line basis, from 3 to 10 years, when such software is substantially ready for use.

Impairment of Goodwill, Intangible Assets and Other Long-Lived Assets
IMPAIRMENT OF GOODWILL, INTANGIBLE ASSETS AND OTHER LONG-LIVED ASSETS
The Company assesses goodwill and other indefinite-lived intangible assets for impairment annually, or more frequently if circumstances indicate impairment may have occurred. The Company performs its required annual impairment testing in the fourth quarter of each year subsequent to completing its annual forecasting process. Each of the Company’s operating segments represents a reporting unit.
The Company assesses goodwill for impairment by first comparing the carrying value of each reporting unit to its fair value using the present value of expected future cash flows. If the fair value is less than the carrying value, then the Company would perform a second test for that reporting unit to determine the amount of impairment loss, if any. The Company determines the fair value of its reporting units utilizing the Company’s best estimate of future revenues, operating expenses, cash flows, market and general economic conditions as well as assumptions that it believes marketplace participants would utilize, including discount rates, cost of capital, and long term growth rates. When available and as appropriate, the Company uses comparative market multiples and other factors to corroborate the discounted cash flow results. Other indefinite-lived intangible assets are tested for impairment and written down to fair value.
During the fourth quarter of 2011, 2010 and 2009, the Company performed its annual impairment analysis of goodwill and unamortized intangible assets. Based upon the analysis performed, there was no impairment. Management evaluated the effect of lowering the estimated fair value for each of the reporting units by 10% and determined that no impairment of goodwill would have been recognized under this evaluation for 2011, 2010 or 2009.
The Company evaluates the recoverability of its other long-lived assets, including amortizable intangible assets, if circumstances indicate an impairment may have occurred. This analysis is performed by comparing the respective carrying values of the assets to the current and expected future cash flows, on an undiscounted basis, to be generated from such assets. Property and equipment is evaluated separately within each business unit. If such analysis indicates that the carrying value of these assets is not recoverable, then the carrying value of such assets is reduced to fair value through a charge to the Company’s Consolidated Statements of Operations. There were no impairments relating to other long-lived assets, including amortizable intangible assets, during 2011, 2010 or 2009.

Stock-based Compensation
STOCK-BASED COMPENSATION
The Company uses the Black-Scholes option pricing model to estimate the fair value of time vested stock options and a lattice based valuation model to estimate the fair value of performance based awards on the date of grant which requires certain estimates by management including the expected volatility and expected term of the option. Management also makes decisions regarding the risk-free interest rate used in the models and makes estimates regarding forfeiture rates. Fluctuations in the market that affect these estimates could have an impact on the resulting compensation cost. For non-performance based employee stock awards, the fair value of the compensation cost is recognized on a straight-line basis over the requisite service period of the award. Compensation cost for restricted stock (non-vested stock) is recorded based on its market value on the date of grant and is expensed in the Company’s Consolidated Statements of Operations ratably over the vesting period.

Recently Adopted and Recently Issued Accounting Pronouncements
RECENTLY ADOPTED ACCOUNTING PRONOUNCEMENTS
In January 2010, the FASB expanded the disclosure requirements for fair value measurements relating to the transfers in and out of Level II measurements and amended the disclosures for the Level III activity reconciliation to be presented on a gross basis. In addition, valuation techniques and inputs should be disclosed for both Levels II and III recurring and nonrecurring measurements. The new requirements are effective for interim and annual reporting periods beginning after December 15, 2009, except for the disclosures about the Level III activity reconciliation which are effective for fiscal years beginning after December 15, 2010. The Company adopted the new disclosure requirements on January 1, 2010 except for the disclosure related to the Level III reconciliation, which was adopted on January 1, 2011. The adoption did not have a significant impact on the consolidated financial statements.
In December 2010, the FASB issued guidance to clarify when to perform step two of the goodwill impairment test for reporting units with zero or negative carrying amounts. In certain situations, a reporting unit may have a negative carrying amount, particularly for companies that only have a single reporting unit and have significant debt. In that case, since the first step is passed, the negative carrying amount may shield a potential impairment. The guidance requires that reporting units with a zero or negative carrying value should proceed to step two of the impairment test if there are qualitative factors indicating that it is more likely than not that a goodwill impairment exists. This guidance is effective for all interim and annual reporting periods beginning after December 15, 2010. The Company adopted the guidance beginning January 1, 2011 and determined that the adoption did not have a significant impact on the consolidated financial statements.
In December 2010, the FASB issued guidance to clarify the disclosure of supplementary pro forma information for business combinations. Previous guidance on “Business Combinations” requires disclosure of revenue and earnings of the combined entity as if the acquisition had occurred as of the beginning of both the current period and the comparable prior year reporting period. However, presenting pro forma results as if the acquisition occurred at the beginning of each annual period inappropriately results in certain adjustments, such as amortization expense of intangible assets with useful lives of less than two years, being included in the pro forma results of both reporting periods. The new guidance therefore requires pro forma information to be prepared as if the acquisition occurred as of the beginning of the comparable prior period and is applied prospectively for acquisitions consummated after the beginning of the fiscal year beginning on or after December 15, 2010. The Company adopted the guidance beginning January 1, 2011 and determined that the adoption did not have a significant impact on the consolidated financial statements.
In June 2011, the FASB amended the guidance on comprehensive income to allow companies an option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income (“OCI”) either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The amendments do not change the items that must be reported in OCI or when an item of OCI must be reclassified to net income (loss), nor do they change how earnings per share is calculated and presented. In addition, companies continue to have the option to present the OCI components net of tax or one amount reported for the tax effects of all OCI items. The amendments are effective retrospectively for fiscal years, and interim periods within those years, beginning after December 15, 2011 with early adoption permitted. The Company early adopted these amendments as of December 31, 2011 and has presented the required information in two separate but consecutive statements in accordance with the guidance.

Basis of Presentation Basis of Presentation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Effects of Revision on Consolidated Balance Sheets
The following table presents the effect the revision had on the Condensed Condensed Consolidated Balance Sheets at June 30, 2012 and December 31, 2011:

	June 30, 2012
	(in millions)
	As Previously Reported	Adjustment	As Revised
Goodwill	2,618	685	3,303
Franchise agreements, net	2,808	(1,145)	1,663
Total Assets	7,822	(460)	7,362
Deferred income taxes	895	(469)	426
Total Liabilities	9,543	(469)	9,074
Accumulated deficit	(3,728)	9	(3,719)

	December 31, 2011
	(in millions)
	As Previously Reported	Adjustment	As Revised
Goodwill	2,614	685	3,299
Franchise agreements, net	2,842	(1,145)	1,697
Total Assets	7,810	(460)	7,350
Deferred income taxes	890	(469)	421
Total Liabilities	9,318	(469)	8,849
Accumulated deficit	(3,511)	9	(3,502)

table presents the effect the revision had on the Condensed Consolidated Balance Sheets at December 31, 2011 and 2010:

	December 31, 2011
	(in millions)
	As Previously Reported	Adjustment	As Revised
Goodwill	2,614	685	3,299
Franchise agreements, net	2,842	(1,145)	1,697
Total Assets	7,810	(460)	7,350
Deferred income taxes	890	(469)	421
Total Liabilities	9,318	(469)	8,849
Accumulated deficit	(3,511)	9	(3,502)

	December 31, 2010
	(in millions)
	As Previously Reported	Adjustment	As Revised
Goodwill	2,611	685	3,296
Franchise agreements, net	2,909	(1,145)	1,764
Total Assets	8,029	(460)	7,569
Deferred income taxes	883	(469)	414
Total Liabilities	9,101	(469)	8,632
Accumulated deficit	(3,070)	9	(3,061)

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value
The fair value of derivative instruments was as follows:

Liability Derivatives		June 30, 2012	December 31, 2011
Not Designated as Hedging Instruments	Balance Sheet Location	Fair Value	Fair Value
Interest rate swap contracts	Other current liabilities	$1	$7
	Other non-current liabilities	26	10
		$27	$17

The fair value of derivative instruments was as follows:

Liability Derivatives		December 31, 2011 Fair Value	December 31, 2010 Fair Value
Designated as Hedging Instruments	Balance Sheet Location
Interest rate swap contracts	Other non-current liabilities	$—	$17
Not Designated as Hedging Instruments
Interest rate swap contracts	Other current liabilities	$7	$—
	Other non-current liabilities	10	—
		$17	$—

Schedule of Derivative Instruments, Effect on Other Comprehensive Income

	Gain or (Loss) Recognized in Other Comprehensive Income		Location of Gain or (Loss) Reclassified from AOCI into Income	Gain or (Loss) Reclassified from AOCI into Income
Derivatives in Cash Flow Hedge Relationships	Six Months Ended	Six Months Ended		Six Months Ended	Six Months Ended
	June 30, 2012	June 30, 2011		June 30, 2012	June 30, 2011
Interest rate swap contracts	$—	$—	Interest expense	$—	$(17)

	Gain or (Loss) Recognized in Other Comprehensive Income		Location of Gain or (Loss) Reclassified from AOCI into Income (Effective Portion)	Gain or (Loss) Reclassified from AOCI into Income
Derivatives in Cash Flow Hedge Relationships	Year Ended December 31, 2011	Year Ended December 31, 2010		Year Ended December 31, 2011	Year Ended December 31, 2010
Interest rate swap contracts	$—	$8	Interest expense	$(17)	$(19)

Schedule of Other Derivatives Not Designated as Hedging Instruments, Statements of Financial Performance and Financial Position, Location [Table Text Block]

Derivative Instruments Not Designated as Hedging Instruments	Location of Gain or (Loss) Recognized in Income for Derivative Instruments	Gain or (Loss) Recognized in Income on Derivative
		Three Months Ended	Three Months Ended
		June 30, 2012	June 30, 2011
Interest rate swap contracts	Interest expense	$4	$2
Foreign exchange contracts	Operating expense	1	$—

Derivative Instruments Not Designated as Hedging Instruments	Location of Gain or (Loss) Recognized in Income for Derivative Instruments	Gain or (Loss) Recognized in Income on Derivative
		Six Months Ended	Six Months Ended
		June 30, 2012	June 30, 2011
Interest rate swap contracts	Interest expense	$—	$4
Foreign exchange contracts	Operating expense	—	$(1)

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The following table summarizes fair value measurements by level at June 30, 2012 for assets/liabilities measured at fair value on a recurring basis:

	Level I	Level II	Level III	Total
Derivatives
Interest rate swaps (included in other current and non-current liabilities)	$—	$—	$27	$27
The following table summarizes fair value measurements by level at December 31, 2011 for assets/liabilities measured at fair value on a recurring basis:

	Level I	Level II	Level III	Total
Derivatives
Interest rate swaps (included in other current and non-current liabilities)	$—	$—	$17	$17
Deferred compensation plan assets (included in other non-current assets)	$1	$—	$—	$1

The following table summarizes fair value measurements by level at December 31, 2011 for assets/liabilities measured at fair value on a recurring basis:

	Level I	Level II	Level III	Total
Derivatives
Interest rate swaps (included in other current and non-current liabilities)	$—	$—	$17	$17
Deferred compensation plan assets (included in other non-current assets)	$1	$—	$—	$1
The following table summarizes fair value measurements by level at December 31, 2010 for assets/liabilities measured at fair value on a recurring basis:

	Level I	Level II	Level III	Total
Derivatives
Interest rate swaps (included in other current and non-current liabilities)	$—	$—	$17	$17
Deferred compensation plan assets (included in other non-current assets)	$1	$—	$—	$1

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
The following table presents changes in Level III financial liabilities measured at fair value on a recurring basis:

Fair value at December 31, 2011	$17
Loss reflected in the statement of operations	10
Fair value at June 30, 2012	$27

The following table presents changes in Level III financial liabilities measured at fair value on a recurring basis:

Fair value at January 1, 2010	$25
Changes reflected in other comprehensive loss	(8)
Fair value at December 31, 2010	17
Changes reflected in other comprehensive loss	—
Fair value at December 31, 2011	$17

Summary of Indebtedness Compared to Estimated Fair Value
The following table summarizes the carrying amount of the Company’s indebtedness compared to the estimated fair value, primarily determined by quoted market values, at:

	June 30, 2012		December 31, 2011
	Carrying Amount	Estimated Fair Value (a)	Carrying Amount	Estimated Fair Value (1)
Debt
Senior Secured Credit Facility:
Non-extended revolving credit facility	$—	$—	$78	$78
Extended revolving credit facility	109	109	97	97
Non-extended term loan facility	—	—	629	590
Extended term loan facility	1,822	1,721	1,822	1,630
First Lien Notes	593	620	—	—
Existing First and a Half Lien Notes	700	686	700	606
New First and a Half Lien Notes	325	335	—	—
Second Lien Loans	650	663	650	655
Other bank indebtedness	105	105	133	133
Existing Notes:
10.50% Senior Notes	64	63	64	56
11.00%/11.75% Senior Toggle Notes	41	40	52	43
12.375% Senior Subordinated Notes	188	175	187	144
Extended Maturity Notes:
11.50% Senior Notes	489	463	489	367
12.00% Senior Notes	129	120	129	95
13.375% Senior Subordinated Notes	10	9	10	7
11.00% Convertible Notes	2,110	1,643	2,110	1,189
Securitization obligations	267	267	327	327
_______________

(a)	The fair value of the Company's indebtedness is categorized as Level I.

Intangible Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill by segment and changes in the carrying amount
Goodwill by segment and changes in the carrying amount are as follows:

	Real Estate Franchise Services	Company Owned Brokerage Services	Relocation Services	Title and Settlement Services	Total Company
Gross Goodwill as of December 31, 2011	$3,264	$783	$641	$397	$5,085
Accumulated impairment losses	(1,023)	(158)	(281)	(324)	(1,786)
Balance at December 31, 2011	2,241	625	360	73	3,299
Goodwill acquired	—	4	—	—	4
Balance at June 30, 2012	$2,241	$629	$360	$73	$3,303

Goodwill by segment and changes in the carrying amount are as follows:

	Real Estate Franchise Services	Company Owned Brokerage Services	Relocation Services	Title and Settlement Services	Total Company
Goodwill balance at January 1, 2009	2,241	600	344	72	3,257
Goodwill Acquired	—	4	—	1	5
Balance at December 31, 2009	2,241	604	344	73	3,262
Goodwill acquired (a)	—	20	16	—	36
Goodwill reduction for locations sold	—	(2)	—	—	(2)
Balance at December 31, 2010	2,241	622	360	73	3,296
Goodwill acquired	—	3	—	—	3
Balance at December 31, 2011	$2,241	$625	$360	$73	$3,299
Goodwill and accumulated impairment summary
Gross Goodwill as of December 31, 2011	$3,264	$783	$641	$397	$5,085
Accumulated impairment losses (b)	(1,023)	(158)	(281)	(324)	(1,786)
Balance at December 31, 2011	$2,241	$625	$360	$73	$3,299
_______________

(a)	The increase in goodwill relates to acquisitions of real estate brokerages and the acquisition of Primacy.

(b)
During the fourth quarter of 2008, the Company recorded an impairment charge of $1,557 million which reduced intangible assets by $278 million and reduced goodwill by $1,279 million. During the fourth quarter of 2007, the Company recorded an impairment charge of $637 million which reduced intangible assets by $130 million and reduced goodwill by $507 million .

Intangible assets
Intangible assets are as follows:

	As of June 30, 2012			As of December 31, 2011
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Franchise Agreements
Amortizable—Franchise agreements (a)	$2,019	$356	$1,663	$2,019	$322	$1,697
Unamortizable—Trademarks (b)	$732	$—	$732	$732	$—	$732
Other Intangibles
Amortizable—License agreements (c)	$45	$5	$40	$45	$4	$41
Amortizable—Customer relationships (d)	529	163	366	529	144	385
Unamortizable—Title plant shares (e)	10	—	10	10	—	10
Amortizable—Other (f)	12	10	2	17	14	3
Total Other Intangibles	$596	$178	$418	$601	$162	$439
_______________
(a)    Generally amortized over a period of 30 years.

(b)
Relates to the Century 21, Coldwell Banker, ERA, The Corcoran Group, Coldwell Banker Commercial and Cartus tradenames, which are expected to generate future cash flows for an indefinite period of time.

(c)	Relates to the Sotheby’s International Realty and Better Homes and Gardens Real Estate agreements which are being amortized over 50 years (the contractual term of the license agreements).

(d)	Relates to the customer relationships at the Title and Settlement Services segment and the Relocation Services segment. These relationships are being amortized over a period of 5 to 20 years.

(e)
Primarily related to the Texas American Title Company title plant shares. Ownership in a title plant is required to transact title insurance in certain states. The Company expects to generate future cash flows for an indefinite period of time.

(f)	Generally amortized over periods ranging from 2 to 10 years.

Intangible assets are as follows:

	As of December 31, 2011			As of December 31, 2010
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Franchise Agreements
Amortizable—Franchise agreements (a)	$2,019	$322	$1,697	$2,019	$255	$1,764
Unamortizable—Trademarks (b)	$732	$—	$732	$732	$—	$732
Other Intangibles
Amortizable—License agreements (c)	$45	$4	$41	$45	$3	$42
Amortizable—Customer relationships (d)	529	144	385	529	107	422
Amortizable—Pendings and listings (e)	—	—	—	2	1	1
Unamortizable—Title plant shares (f)	10	—	10	10	—	10
Amortizable—Other (g)	17	14	3	12	9	3
Total Other Intangibles	$601	$162	$439	$598	$120	$478
_______________
(a)    Generally amortized over a period of 30 years.

(b)
Relates to the Century 21, Coldwell Banker, ERA, The Corcoran Group, Coldwell Banker Commercial and Cartus tradenames, which are expected to generate future cash flows for an indefinite period of time.

(c)	Relates to the Sotheby’s International Realty and Better Homes and Gardens Real Estate agreements which are being amortized over 50 years (the contractual term of the license agreements).

(d)	Relates to the customer relationships at the Title and Settlement Services segment and the Relocation Services segment. These relationships are being amortized over a period of 5 to 20 years.

(e)	Amortized over the estimated closing period of the underlying contracts (in most cases five months).

(f)
Primarily related to the Texas American Title Company title plant shares. Ownership in a title plant is required to transact title insurance in certain states. The Company expects to generate future cash flows for an indefinite period of time.

(g)	Generally amortized over periods ranging from 2 to 10 years.

Intangible asset amortization expense
Intangible asset amortization expense is as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
Franchise agreements	$17	$17	$34	$34
License agreement	—	—	1	—
Customer relationships	9	10	19	19
Other	—	1	2	3
Total	$26	$28	$56	$56

Intangible asset amortization expense is as follows:

	For the Year Ended December 31,
	2011	2010	2009
Franchise agreements	67	67	67
License agreement	1	—	1
Customer relationships	37	37	25
Pendings and listings	2	1	1
Other	5	6	1
Total	112	111	95

Franchising and Marketing Activities (Tables)	12 Months Ended
Dec. 31, 2011
Franchising and Marketing Activities [Abstract]
Number of Franchised and Company Owned Outlets in Operation
The number of franchised and company owned outlets in operation are as follows:

	(Unaudited) As of December 31,
	2011	2010	2009
Franchised:
Century 21®	7,475	7,955	7,711
ERA®	2,364	2,488	2,621
Coldwell Banker®	2,485	2,583	2,648
Coldwell Banker Commercial®	175	181	212
Sotheby’s International Realty®	573	531	470
Better Homes and Gardens® Real Estate	210	201	103
	13,282	13,939	13,765
Company Owned:
ERA®	10	11	11
Coldwell Banker®	649	669	676
Sotheby’s International Realty®	30	31	36
Corcoran®/Other	35	35	35
	724	746	758

Changes in the Number of Franchised and Company Owned Outlets
The number of franchised and company owned outlets (in the aggregate) changed as follows:

	(Unaudited) For the Year Ended December 31,
	2011	2010	2009
Franchised:
Beginning balance	13,939	13,765	14,794
Additions	335	1,269	452
Terminations	(992)	(1,095)	(1,481)
Ending Balance	13,282	13,939	13,765
Company Owned:
Beginning balance	746	758	835
Additions	10	20	7
Closures	(32)	(32)	(84)
Ending Balance	724	746	758

Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property and Equipment
Property and equipment, net consisted of:

	December 31,
	2011	2010
Furniture, fixtures and equipment	$175	$161
Capitalized software	225	208
Building and leasehold improvements	131	127
Land	4	4
	535	500
Less: accumulated depreciation and amortization	(370)	(314)
	$165	$186

Accrued Expenses And Other Current Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Payables and Accruals [Abstract]
Accrued expenses and other current liabilities
Accrued expenses and other current liabilities consisted of:

	June 30, 2012	December 31, 2011

Accrued payroll and related employee costs	$114	$69
Accrued volume incentives	14	17
Accrued commissions	29	14
Restructuring accruals	17	20
Deferred income	66	76
Accrued interest	157	139
Relocation services home mortgage obligations	6	9
Other	180	176
	$583	$520

Accrued expenses and other current liabilities consisted of:

	December 31,
	2011	2010
Accrued payroll and related employee costs	$69	$93
Accrued volume incentives	17	17
Accrued commissions	14	15
Restructuring accruals	20	36
Deferred income	76	76
Accrued interest	139	112
Relocation services home mortgage obligations	9	16
Other	176	160
	$520	$525

Short And Long-Term Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
Schedule of Total Indebtedness
Total indebtedness is as follows:

	June 30, 2012	December 31, 2011
Senior Secured Credit Facility:
Non-extended revolving credit facility	$—	$78
Extended revolving credit facility	109	97
Non-extended term loan facility	—	629
Extended term loan facility	1,822	1,822
First Lien Notes	593	—
Existing First and a Half Lien Notes	700	700
New First and a Half Lien Notes	325	—
Second Lien Loans	650	650
Other bank indebtedness	105	133
Existing Notes:
10.50% Senior Notes	64	64
11.00%/11.75% Senior Toggle Notes	41	52
12.375% Senior Subordinated Notes	188	187
Extended Maturity Notes:
11.50% Senior Notes	489	489
12.00% Senior Notes	129	129
13.375% Senior Subordinated Notes	10	10
11.00% Convertible Notes	2,110	2,110
Securitization Obligations:
Apple Ridge Funding LLC	245	296
Cartus Financing Limited	22	31
	$7,602	$7,477

Total indebtedness is as follows:

	December 31,
	2011	2010
Senior Secured Credit Facility:
Non-extended revolving credit facility	$78	$—
Extended revolving credit facility	97	—
Non-extended term loan facility	629	3,059
Extended term loan facility	1,822	—
First and a Half Lien Notes	700	—
Second Lien Loans	650	650
Other bank indebtedness	133	163
Existing Notes:
10.50% Senior Notes	64	1,688
11.00%/11.75% Senior Toggle Notes	52	468
12.375% Senior Subordinated Notes	187	864
Extended Maturity Notes:
11.50% Senior Notes	489	—
12.00% Senior Notes	129	—
13.375% Senior Subordinated Notes	10	—
11.00% Convertible Notes	2,110	—
Securitization Obligations:
Apple Ridge Funding LLC	296	296
Cartus Financing Limited	31	35
	$7,477	$7,223

Schedule of Debt
As of June 30, 2012, the total capacity, outstanding borrowings and available capacity under the Company’s borrowing arrangements were as follows:

	Interest Rate	Expiration Date	Total Capacity	Outstanding Borrowings	Available Capacity
Senior Secured Credit Facility:
Extended revolving credit facility (1)	(2)	April 2016	$363	$109	$165
Extended term loan facility	(3)	October 2016	1,822	1,822	—
First Lien Notes	7.625%	January 2020	593	593	—
Existing First and a Half Lien Notes	7.875%	February 2019	700	700	—
New First and a Half Lien Notes	9.00%	January 2020	325	325	—
Second Lien Loans	13.50%	October 2017	650	650	—
Other bank indebtedness (4)		Various	108	105	3
Existing Notes:
Senior Notes	10.50%	April 2014	64	64	—
Senior Toggle Notes (5)	11.00%	April 2014	41	41	—
Senior Subordinated Notes (6)	12.375%	April 2015	190	188	—
Extended Maturity Notes:
Senior Notes (7)	11.50%	April 2017	492	489	—
Senior Notes (8)	12.00%	April 2017	130	129	—
Senior Subordinated Notes	13.375%	April 2018	10	10	—
Convertible Notes	11.00%	April 2018	2,110	2,110	—
Securitization obligations: (9)
Apple Ridge Funding LLC		December 2013	400	245	155
Cartus Financing Limited (10)		Various	63	22	41
			$8,061	$7,602	$364
_______________

(1)
The available capacity under this facility was reduced by $89 million of outstanding letters of credit. On August 6, 2012, the Company had $150 million outstanding on the extended revolving credit facility and $89 million of outstanding letters of credit, leaving $124 million of available capacity.

(2)
Interest rates with respect to revolving loans under the senior secured credit facility are based on, at Realogy’s option, (a) adjusted LIBOR plus 3.25% or (b) JPMorgan Chase Bank, N.A., prime rate ("ABR") plus 2.25% in each case subject to reductions based on the attainment of certain leverage ratios.

(3)
Interest rates with respect to term loans under the senior secured credit facility are based on, at Realogy’s option, (a) adjusted LIBOR plus 4.25% or (b) the higher of the Federal Funds Effective Rate plus 1.75% and JPMorgan Chase Bank, N.A.’s prime rate (“ABR”) plus 3.25%.

(4)
Consists of revolving credit facilities that are supported by letters of credit issued under the senior secured credit facility, a portion of which are issued under the synthetic letter of credit facility: $5 million due in August 2012, $50 million due in January 2013 and $50 million due in July 2013.

(5)	On April 16, 2012, the Company redeemed $11 million principal amount of the outstanding Senior Toggle Notes.

(6)	Consists of $190 million of 12.375% Senior Subordinated Notes due 2015, less a discount of $2 million.

(7)	Consists of $492 million of 11.50% Senior Notes due 2017, less a discount of $3 million.

(8)	Consists of $130 million of 12.00% Senior Notes due 2017, less a discount of $1 million.

(9)	Available capacity is subject to maintaining sufficient relocation related assets to collateralize these securitization obligations.

(10)	Consists of a £35 million facility which expires in August 2015 and a £5 million working capital facility which expires in August 2012.

As of December 31, 2011, the total capacity, outstanding borrowings and available capacity under the Company’s borrowing arrangements were as follows:

	Interest Rate	Expiration Date	Total Capacity	Outstanding Borrowings	Available Capacity
Senior Secured Credit Facility:
Non-extended revolving credit facility (1)	(2)	April 2013	$289	$78	$158
Extended revolving credit facility (1)	(2)	April 2016	363	97	200
Non-extended term loan facility	(3)	October 2013	629	629	—
Extended term loan facility	(3)	October 2016	1,822	1,822	—
Existing First and a Half Lien Notes	7.875%	February 2019	700	700	—
Second Lien Loans	13.50%	October 2017	650	650	—
Other bank indebtedness (4)		Various	133	133	—
Existing Notes:
Senior Notes	10.50%	April 2014	64	64	—
Senior Toggle Notes	11.00%	April 2014	52	52	—
Senior Subordinated Notes (5)	12.375%	April 2015	190	187	—
Extended Maturity Notes:
Senior Notes (6)	11.50%	April 2017	492	489	—
Senior Notes (7)	12.00%	April 2017	130	129	—
Senior Subordinated Notes	13.375%	April 2018	10	10	—
Convertible Notes	11.00%	April 2018	2,110	2,110	—
Securitization obligations: (8)
Apple Ridge Funding LLC		December 2013	400	296	104
Cartus Financing Limited (9)		Various	62	31	31
			$8,096	$7,477	$493
_______________

(1)
The available capacity under these facilities was reduced by $53 million and $66 million of outstanding letters of credit on the non-extended and the extended revolving credit facility, respectively, at December 31, 2011. On February 2, 2012, the Company completed the 2012 Senior Secured Notes Offering (described below) which, among other things, terminated availability under the non-extended revolving credit facility. On February 27, 2012, the Company had $55 million outstanding on the extended revolving credit facility and $81 million of outstanding letters of credit.

(2)
Interest rates with respect to revolving loans under the senior secured credit facility are based on, at Realogy’s option, adjusted LIBOR plus 2.25% (or with respect to the extended revolving loans, 3.25%) or ABR plus 1.25% (or with respect to the extended revolving loans, 2.25%) in each case subject to reductions based on the attainment of certain leverage ratios.

(3)
Interest rates with respect to term loans under the senior secured credit facility are based on, at Realogy’s option, (a) adjusted LIBOR plus 3.0% (or with respect to the extended term loans, 4.25%) or (b) the higher of the Federal Funds Effective Rate plus 0.5% (or with respect to the extended term loans, 1.75%) and JPMorgan Chase Bank, N.A.’s prime rate (“ABR”) plus 2.0% (or with respect to the extended term loans, 3.25%).

(4)
Consists of revolving credit facilities that are supported by letters of credit issued under the senior secured credit facility, $75 million due in July 2012, $8 million due in August 2012 and $50 million due in January 2013. In January 2012, Realogy repaid $25 million of the outstanding borrowings and reduced the capacity of the credit facility due in July 2012 by $25 million.

(5)	Consists of $190 million of 12.375% Senior Subordinated Notes due 2015, less a discount of $3 million.

(6)	Consists of $492 million of 11.50% Senior Notes due 2017, less a discount of $3 million.

(7)	Consists of $130 million of 12.00% Senior Notes due 2017, less a discount of $1 million.

(8)	Available capacity is subject to maintaining sufficient relocation related assets to collateralize these securitization obligations.

(9)	Consists of a £35 million facility which expires in August 2015 and a £5 million working capital facility which expires in August 2012.

Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2011
Employee Benefit Plans [Abstract]
Schedule of Defined Benefit Pension Plan
The following tables show the changes in benefit obligation and plan assets for the defined benefit pension plan during the years ended:

	2011	2010
Change in benefit obligation
Benefit obligation at beginning of year	$135	$125
Interest cost	7	7
Actuarial (gain) loss	20	11
Net benefits paid	(8)	(8)
Benefit obligation at end of year	154	135
Change in plan assets
Fair value of plan assets at beginning of year	$91	$86
Actual return on plan assets	3	10
Employer contribution	8	3
Net benefits paid	(8)	(8)
Fair value of plan assets at end of year	94	91
Underfunded at end of year	$60	$44

Schedule of Assumptions Used
The weighted average assumptions that were used to determine the Company’s benefit obligation and net periodic benefit cost for the following years ended December 31 are:

	2011	2010
Discount rate for year-end obligation	4.10%	5.20%
Discount rate for net periodic pension cost	5.20%	5.70%
Expected long term return on assets for year-end obligation	7.50%	7.50%
Expected long-term return on assets for net periodic pension cost	7.25%	7.50%
Compensation increase	—	—

Schedule of Expected Benefit Payments	Estimated future benefit payments as of December 31, 2011 are as follows:

Year	Amount
2012	$8
2013	8
2014	8
2015	9
2016	9
2017 through 2021	48

Schedule of Allocation of Plan Assets
The following table presents the fair values of plan assets by category as of December 31, 2011:

Asset Category	Quoted Price in Active Market for Identical Assets (Level I)	Significant Other Observable Inputs (Level II)	Significant Unobservable Inputs (Level III)	Total
Cash and cash equivalents	$2	$—	$—	$2
Equity Securities:
U.S. large-cap funds	—	25	—	25
U.S. small-cap funds	—	5	—	5
International funds	—	8	—	8
Real estate fund	—	3	—	3
Fixed Income Securities:
Bond funds	—	51	—	51
Total	$2	$92	$—	$94
The following table presents the fair values of plan assets by category as of December 31, 2010:

Asset Category	Quoted Price in Active Market for Identical Assets (Level I)	Significant Other Observable Inputs (Level II)	Significant Unobservable Inputs (Level III)	Total
Cash and cash equivalents	$2	$—	$—	$2
Equity Securities:
U.S. large-cap funds	—	22	—	22
U.S. small-cap funds	—	5	—	5
International funds	—	7	—	7
Real estate fund	—	3	—	3
Fixed Income Securities:
Bond funds	—	52	—	52
Total	$2	$89	$—	$91

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Schedule of income tax provision
The income tax provision consists of the following:

	For the Year Ended December 31,
	2011	2010	2009
Current:
Federal	$1	$—	$(1)
State	5	(3)	1
Foreign	8	5	8
	14	2	8
Deferred:
Federal	28	112	(45)
State	(10)	19	(13)
	18	131	(58)
Income tax expense (benefit)	$32	$133	$(50)

Schedule of pre-tax income (loss) for domestic and foreign operations
Pre-tax income (loss) for domestic and foreign operations consisted of the following:

	For the Year Ended December 31,
	2011	2010	2009
Domestic	$(422)	$30	$(334)
Foreign	13	6	24
Pre-tax income (loss)	$(409)	$36	$(310)

Schedule of current and non-current deferred income tax assets and liabilities
Pre-tax income (loss) for domestic and foreign operations consisted of the following:

	For the Year Ended December 31,
	2011	2010	2009
Domestic	$(422)	$30	$(334)
Foreign	13	6	24
Pre-tax income (loss)	$(409)	$36	$(310)

Current and non-current deferred income tax assets and liabilities, as of December 31, are comprised of the following:

	2011	2010
Current deferred income tax assets:
Accrued liabilities and deferred income	$84	$78
Provision for doubtful accounts	23	27
Liability for unrecognized tax benefits	3	—
Cash flow hedges	3	—
	113	105
Less: valuation allowance	(30)	(11)
Current deferred income tax assets	83	94
Current deferred income tax liabilities:
Prepaid expenses	17	18
Current deferred income tax liabilities	17	18
Current net deferred income tax asset	$66	$76

Non-current deferred income tax assets:
Net operating loss carryforwards	$846	$663
Alternative minimum tax credit carryforward	2	2
Foreign tax credit carryforwards	3	3
State tax credit carryforwards	1	1
Accrued liabilities and deferred income	26	32
Capital loss carryforward	32	32
Investment in joint venture	3	3
Minimum pension obligation	22	14
Cash flow hedges	4	7
Provision for doubtful accounts	6	7
Liability for unrecognized tax benefits	11	9
Other	5	4
	961	777
Less: valuation allowance	(308)	(107)
Non-current deferred income tax assets	653	670
Less:
Non-current deferred income tax liabilities:
Depreciation and amortization	1,074	1,084
Non-current net deferred income tax liability	$(421)	$(414)

Schedule of effective income tax rate
The Company’s effective income tax rate differs from the U.S. federal statutory rate as follows:

	For the Year Ended December 31,
	2011	2010	2009
Federal statutory rate	35%	35%	35%
State and local income taxes, net of federal tax benefits	1	(6)	6
Net impact of IRS settlement	—	303	—
Foreign rate differential	(2)	14	—
Permanent differences	1	—	—
Net change in valuation allowance	(43)	23	(23)
Other	—	—	(2)
	(8%)	369%	16%

Schedule of the rollforward of unrecognized tax benefits
The rollforward of unrecognized tax benefits are summarized in the table below:

Unrecognized tax benefits—January 1, 2009	$25
Gross decreases—tax positions in prior periods	2
Gross increases—current period tax positions	3
Unrecognized tax benefits—December 31, 2009	$30
Gross increases—tax positions in prior periods	7
Reduction due to lapse of statute of limitations	(3)
Unrecognized tax benefits—December 31, 2010	$34
Gross increases—tax positions in prior periods	8
Gross increases—tax positions in current period	5
Reduction due to lapse of statute of limitations	(5)
Unrecognized tax benefits—December 31, 2011	$42

Stock-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions
As of June 30, 2012, the total number of shares available for future grant was approximately 1.12 million shares.

	2012
	Time Vesting Options	Phantom Plan Options
Weighted average grant date fair value	$10.25	$9.75
Expected volatility	46.84%	50.28%
Expected term (years)	6.25	4.75
Risk-free interest rate	1.1%	0.79%
Dividend yield	—	—

	2011		2010
	Time Vesting Options	Phantom Plan Options	Time Vesting Options
Weighted average grant date fair value	$11.75	$10.75	$9.25
Expected volatility	55.5%	58.4%	54.6%
Expected term (years)	6.25	4.75	6.25
Risk-free interest rate	2.6%	1.3%	1.5%
Dividend yield	—	—	—

Summary of option and restricted share activity
A summary of 2012 option and restricted share activity is presented below (number of shares in millions):

	Time Vesting Options	Performance Based Options	Restricted Stock
Outstanding at January 1, 2012	0.53	0.18	*
Granted	0.98	0.08	—
Exercised	—	—	—
Vested	—	—	—
Forfeited	(0.10)	(0.10)	—
Outstanding as of June 30, 2012	1.41	0.16	*

* The outstanding amount is 4 thousand shares of restricted stock.

	Options Vested	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Exercisable at June 30, 2012	0.11	48.25	8.32 years	—

A summary of option and restricted share activity is presented below (number of shares in millions):

	Time-vesting Options	Performance Based Options	Restricted Stock
Outstanding at January 1, 2009	0.32	0.32	*
Granted	—	—	—
Exercised	—	—	—
Vested	—	—	—
Forfeited	(0.01)	(0.01)	—
Outstanding at December 31, 2009	0.31	0.31	*
Granted/(tendered for exchange)	0.20	(0.20)	—
Exercised	—	—	—
Vested	—	—	*
Forfeited	(0.01)	(0.01)	—
Outstanding at December 31, 2010	0.50	0.10	*
Granted	0.03	0.08	*
Exercised	—	—	—
Vested	—	—	—
Forfeited	—	—	—
Outstanding at December 31, 2011	0.53	0.18	*
* The outstanding restricted stock of 9 thousand shares at January 1, 2009 and December 31, 2009 vested during 2010. In 2011, 4 thousand of restricted stock was granted and remained outstanding at December 31, 2011.

	Options Vested	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Exercisable at December 31, 2011	0.18	124.25	7.5 years	—

Separation Adjustments, Transactions With Former Parent And Subsidiaries And Related Parties (Tables)	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Equity Method Investment, Summarized Financial Information
The following presents the summarized financial information for PHH Home Loans:

	December 31,
	2011	2010
Balance sheet data:
Total assets	$569	$449
Total liabilities	478	367
Total members’ equity	91	82
	Year Ended December 31,
	2011	2010	2009
Statement of operations data:
Total revenues	$248	$279	$252
Total expenses	199	222	206
Net income	49	57	46

Commitments And Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases
The Company is committed to making rental payments under noncancelable operating leases covering various facilities and equipment. Future minimum lease payments required under noncancelable operating leases as of December 31, 2011 are as follows:

Year	Amount
2012	$136
2013	98
2014	66
2015	46
2016	24
Thereafter	119
$489

Schedule of Rent Expense	The Company incurred rent expense as follows:

	For the Year Ended December 31,
	2011	2010	2009
Gross rent expense	$173	$181	$195
Less: Sublease rent income	—	(3)	(3)
Net rent expense	$173	$178	$192

Schedule of Future Minimum Payments for Purchase Commitments and Licensing Fees	Future minimum payments for these purchase commitments and minimum licensing fees as of December 31, 2011 are as follows:

Year	Amount
2012	$48
2013	22
2014	11
2015	10
2016	9
Thereafter	253
$353

Equity (Deficit) (Tables)	12 Months Ended
Dec. 31, 2011
Equity [Abstract]
Schedule of Accumulated Other Comprehensive Loss, After Tax
The after-tax components of accumulated other comprehensive loss are as follows:

	Currency Translation Adjustments (1)	Minimum Pension Liability Adjustment	Unrealized Loss on Cash Flow Hedges	Accumulated Other Comprehensive Loss (2)
Balance at January 1, 2009	$(7)	$(16)	$(23)	$(46)
Current period change	7	(1)	8	14
Balance at December 31, 2009	—	(17)	(15)	(32)
Current period change	—	(3)	5	2
Balance at December 31, 2010	—	(20)	(10)	(30)
Current period change	—	(12)	10	(2)
Balance at December 31, 2011	$—	$(32)	$—	$(32)
_______________

(1)
Assets and liabilities of foreign subsidiaries having non-U.S.–dollar functional currencies are translated at exchange rates at the balance sheet dates and equity accounts are translated at historical spot rates. Revenues and expenses are translated at average exchange rates during the periods presented. The gains or losses resulting from translating foreign currency financial statements into U.S. dollars are included in accumulated other comprehensive income (loss). Gains or losses resulting from foreign currency transactions are included in the Consolidated Statement of Operations.

(2)	As of December 31, 2011, the Company does not have any after-tax components of accumulated other comprehensive loss attributable to noncontrolling interests.

Risk Management and Fair Value of Financial Instruments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Risk Management and Fair Value of Financial Instruments [Abstract]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value
The fair value of derivative instruments was as follows:

Liability Derivatives		June 30, 2012	December 31, 2011
Not Designated as Hedging Instruments	Balance Sheet Location	Fair Value	Fair Value
Interest rate swap contracts	Other current liabilities	$1	$7
	Other non-current liabilities	26	10
		$27	$17

The fair value of derivative instruments was as follows:

Liability Derivatives		December 31, 2011 Fair Value	December 31, 2010 Fair Value
Designated as Hedging Instruments	Balance Sheet Location
Interest rate swap contracts	Other non-current liabilities	$—	$17
Not Designated as Hedging Instruments
Interest rate swap contracts	Other current liabilities	$7	$—
	Other non-current liabilities	10	—
		$17	$—

Schedule of Derivative Instruments, Effect on Other Comprehensive Income

	Gain or (Loss) Recognized in Other Comprehensive Income		Location of Gain or (Loss) Reclassified from AOCI into Income	Gain or (Loss) Reclassified from AOCI into Income
Derivatives in Cash Flow Hedge Relationships	Six Months Ended	Six Months Ended		Six Months Ended	Six Months Ended
	June 30, 2012	June 30, 2011		June 30, 2012	June 30, 2011
Interest rate swap contracts	$—	$—	Interest expense	$—	$(17)

	Gain or (Loss) Recognized in Other Comprehensive Income		Location of Gain or (Loss) Reclassified from AOCI into Income (Effective Portion)	Gain or (Loss) Reclassified from AOCI into Income
Derivatives in Cash Flow Hedge Relationships	Year Ended December 31, 2011	Year Ended December 31, 2010		Year Ended December 31, 2011	Year Ended December 31, 2010
Interest rate swap contracts	$—	$8	Interest expense	$(17)	$(19)

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance

Derivative Instruments Not Designated as Hedging Instruments	Location of Gain or (Loss) Recognized in Income for Derivative Instruments	Gain or (Loss) Recognized in Income on Derivative
		Year Ended December 31, 2011	Year Ended, December 31, 2010
Interest rate swap contracts	Interest expense	$(7)	$—
Foreign exchange contracts	Operating expense	—	$(1)

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The following table summarizes fair value measurements by level at June 30, 2012 for assets/liabilities measured at fair value on a recurring basis:

	Level I	Level II	Level III	Total
Derivatives
Interest rate swaps (included in other current and non-current liabilities)	$—	$—	$27	$27
The following table summarizes fair value measurements by level at December 31, 2011 for assets/liabilities measured at fair value on a recurring basis:

	Level I	Level II	Level III	Total
Derivatives
Interest rate swaps (included in other current and non-current liabilities)	$—	$—	$17	$17
Deferred compensation plan assets (included in other non-current assets)	$1	$—	$—	$1

The following table summarizes fair value measurements by level at December 31, 2011 for assets/liabilities measured at fair value on a recurring basis:

	Level I	Level II	Level III	Total
Derivatives
Interest rate swaps (included in other current and non-current liabilities)	$—	$—	$17	$17
Deferred compensation plan assets (included in other non-current assets)	$1	$—	$—	$1
The following table summarizes fair value measurements by level at December 31, 2010 for assets/liabilities measured at fair value on a recurring basis:

	Level I	Level II	Level III	Total
Derivatives
Interest rate swaps (included in other current and non-current liabilities)	$—	$—	$17	$17
Deferred compensation plan assets (included in other non-current assets)	$1	$—	$—	$1

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
The following table presents changes in Level III financial liabilities measured at fair value on a recurring basis:

Fair value at December 31, 2011	$17
Loss reflected in the statement of operations	10
Fair value at June 30, 2012	$27

The following table presents changes in Level III financial liabilities measured at fair value on a recurring basis:

Fair value at January 1, 2010	$25
Changes reflected in other comprehensive loss	(8)
Fair value at December 31, 2010	17
Changes reflected in other comprehensive loss	—
Fair value at December 31, 2011	$17

Schedule of Carrying Values and Estimated Fair Values of Debt Instruments
The following table summarizes the carrying amount of the Company’s indebtedness compared to the estimated fair value, primarily determined by quoted market values, at:

	December 31, 2011		December 31, 2010
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Debt
Senior Secured Credit Facility:
Non-extended revolving credit facility	$78	$78	$—	$—
Extended revolving credit facility	97	97	—	—
Non-extended term loan facility	629	590	3,059	2,903
Extended term loan facility	1,822	1,630	—	—
First and a Half Lien Notes	700	606	—	—
Second Lien Loans	650	655	650	720
Other bank indebtedness	133	133	163	163
Existing Notes:
10.50% Senior Notes	64	56	1,688	1,656
11.00%/11.75% Senior Toggle Notes	52	43	468	449
12.375% Senior Subordinated Notes	187	144	864	806
Extended Maturity Notes:
11.50% Senior Notes	489	367	—	—
12.00% Senior Notes	129	95	—	—
13.375% Senior Subordinated Notes	10	7	—	—
11.00% Convertible Notes	2,110	1,189	—	—
Securitization obligations	327	327	331	331

Segment Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Segment Reporting [Abstract]
Revenues

	Revenues (a) (b)
	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
Real Estate Franchise Services	$170	$160	$299	$278
Company Owned Real Estate Brokerage Services	994	884	1,611	1,471
Relocation Services	109	110	197	197
Title and Settlement Services	106	90	194	173
Corporate and Other (c)	(70)	(65)	(117)	(109)
Total Company	$1,309	$1,179	$2,184	$2,010

(a)
Revenues for the Real Estate Franchise Services segment include intercompany royalties and marketing fees paid by the Company Owned Real Estate Brokerage Services segment of $70 million and $117 million for the three and six months ended June 30, 2012, respectively, and $65 million and $109 million for the three and six months ended June 30, 2011, respectively. Transactions between segments are eliminated in consolidation. Such amounts are eliminated through the Corporate and Other line.

(b)
Revenues for the Relocation Services segment include intercompany referral and relocation fees paid by the Company Owned Real Estate Brokerage Services segment of $11 million and $18 million for the three and six months ended June 30, 2012, respectively, and $11 million and $18 million for the three and six months ended June 30, 2011, respectively. Such amounts are recorded as contra-revenues by the Company Owned Real Estate Brokerage Services segment. There are no other material inter-segment transactions.

(c)	Includes the elimination of transactions between segments.

	Revenues (a) (b)
	For the Year Ended December 31,
	2011	2010	2009
Real Estate Franchise Services	$557	$560	$538
Company Owned Real Estate Brokerage Services	2,970	3,016	2,959
Relocation Services	423	405	320
Title and Settlement Services	359	325	328
Corporate and Other (c)	(216)	(216)	(213)
Total Company	$4,093	$4,090	$3,932
_______________

(a)
Transactions between segments are eliminated in consolidation. Revenues for the Real Estate Franchise Services segment include intercompany royalties and marketing fees paid by the Company Owned Real Estate Brokerage Services segment of $216 million for the year ended December 31, 2011, $216 million for the year ended December 31, 2010 and $213 million for the year ended December 31, 2009. Such amounts are eliminated through the Corporate and Other line.

(b)
Revenues for the Relocation Services segment include intercompany referral and relocation fees paid by the Company Owned Real Estate Brokerage Services segment of $37 million for the year ended December 31, 2011, $37 million for the year ended December 31, 2010 and $34 million for the year ended December 31, 2009. Such amounts are recorded as contra-revenues by the Company Owned Real Estate Brokerage Services segment. There are no other material inter-segment transactions.

(c)	Includes the elimination of transactions between segments.

EBITDA

	EBITDA (a) (b)
	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
Real Estate Franchise Services	$99	$97	$160	$159
Company Owned Real Estate Brokerage Services	78	48	61	11
Relocation Services	30	32	34	42
Title and Settlement Services	14	12	16	14
Corporate and Other	(18)	(2)	(38)	(50)
Total Company	$203	$187	$233	$176
Less:
Depreciation and amortization	44	47	89	93
Interest expense, net	176	161	346	340
Income tax expense	8	1	15	2
Net loss attributable to Holdings	$(25)	$(22)	$(217)	$(259)

(a)
Includes $2 million of restructuring costs for the three months ended June 30, 2012, compared to $3 million of restructuring costs, offset by a net benefit of $12 million of former parent legacy items for the three months ended June 30, 2011.

(b)
Includes $5 million of restructuring costs and a $6 million loss on the early extinguishment of debt, partially offset by a net benefit of $3 million of former parent legacy items for the six months ended June 30, 2012, compared to $5 million of restructuring costs and a $36 million loss on the early extinguishment of debt, partially offset by a net benefit of $14 million of former parent legacy items for the six months ended June 30, 2011.

	EBITDA (a) (b) (c)
	For the Year Ended December 31,
	2011	2010	2009
Real Estate Franchise Services	$320	$352	$323
Company Owned Real Estate Brokerage Services	56	80	6
Relocation Services	115	109	122
Title and Settlement Services	29	25	20
Corporate and Other (c)	(77)	269	(6)
Total Company	$443	$835	$465
______________

(a)
Includes $11 million of restructuring costs and $1 million of merger costs, offset by a net benefit of $15 million of former parent legacy items for the year ended December 31, 2011. Includes $21 million of restructuring costs and $1 million of merger costs, offset by a net benefit of $323 million of former parent legacy items primarily as a result of tax and other liability adjustments for the year ended December 31, 2010. Includes $70 million of restructuring costs and $1 million of merger costs offset by a benefit of $34 million of former parent legacy items (comprised of a benefit of $55 million recorded at Cartus related to WEX partially offset by $21 million of expenses recorded at Corporate) for the year ended December 31, 2009.

(b)	2011 EBITDA includes a loss on the early extinguishment of debt of $36 million and 2009 EBITDA includes a gain on the early extinguishment of debt of $75 million.

(c)	Includes the elimination of transactions between segments.
Provided below is a reconciliation of EBITDA to Net loss attributable to Holdings:

	For the Year Ended December 31,
	2011	2010	2009
EBITDA	$443	$835	$465
Less:
Depreciation and amortization	186	197	194
Interest expense/(income), net	666	604	583
Income (loss) before income taxes	(409)	34	(312)
Income tax expense (benefit)	32	133	(50)
Net loss attributable to Holdings	$(441)	$(99)	$(262)

Depreciation, Amortization and Capital Expenditures
Depreciation and Amortization

	For the Year Ended December 31,
	2011	2010	2009
Real Estate Franchise Services	$77	$78	$78
Company Owned Real Estate Brokerage Services	41	44	56
Relocation Services	47	50	34
Title and Settlement Services	12	17	18
Corporate and Other	9	8	8
Total Company	$186	$197	$194
Capital Expenditures

	For the Year Ended December 31,
	2011	2010	2009
Real Estate Franchise Services	$7	$6	$6
Company Owned Real Estate Brokerage Services	22	22	17
Relocation Services	7	8	7
Title and Settlement Services	8	6	6
Corporate and Other	5	7	4
Total Company	$49	$49	$40

Segment Assets
Segment Assets

	As of December 31,
	2011	2010
Real Estate Franchise Services	$4,730	$4,802
Company Owned Real Estate Brokerage Services	840	874
Relocation Services	1,369	1,404
Title and Settlement Services	290	277
Corporate and Other	121	212
Total Company	$7,350	$7,569

Geographic Segment Information
The geographic segment information provided below is classified based on the geographic location of the Company’s subsidiaries.

	United States	All Other Countries	Total
On or for the year ended December 31, 2011
Net revenues	$3,968	$125	$4,093
Total assets	7,246	104	7,350
Net property and equipment	164	1	165
On or for the year ended December 31, 2010
Net revenues	$3,990	$100	$4,090
Total assets	7,463	106	7,569
Net property and equipment	185	1	186
On or for the year ended December 31, 2009
Net revenues	$3,838	$94	$3,932
Total assets	7,518	63	7,581
Net property and equipment	210	1	211

Selected Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Information Disclosure [Abstract]
Schedule of Unaudited Quarterly Financial Data
Provided below is selected unaudited quarterly financial data for 2011 and 2010.

	2011
	First	Second	Third	Fourth
Net revenues
Real Estate Franchise Services	$118	$160	$151	$128
Company Owned Real Estate Brokerage Services	587	884	841	658
Relocation Services	87	110	126	100
Title and Settlement Services	83	90	95	91
Other (a)	(44)	(65)	(58)	(49)
	$831	$1,179	$1,155	$928
Loss before income taxes, equity in earnings and noncontrolling interests (b)
Real Estate Franchise Services	$42	$78	$74	$50
Company Owned Real Estate Brokerage Services	(47)	34	24	(23)
Relocation Services	(2)	21	39	11
Title and Settlement Services	(1)	9	6	4
Other	(228)	(166)	(171)	(187)
	$(236)	$(24)	$(28)	$(145)

Net loss attributable to Holdings	$(237)	$(22)	$(28)	$(154)
Loss per share attributable to Holdings (c):
Basic loss per share:	$(29.56)	$(2.74)	$(3.49)	$(19.21)
Diluted loss per share:	$(29.56)	$(2.74)	$(3.49)	$(19.21)
_______________

(a)	Represents the elimination of transactions primarily between the Real Estate Franchise Services segment and the Company Owned Real Estate Brokerage Services segment.

(b)	The quarterly results include the following:

•	A loss on the early extinguishment of debt of $36 million in the first quarter;

•	Former parent legacy cost (benefit) of $(2) million, $(12) million, $(3) million and $2 million in the first, second, third and fourth quarters, respectively;

•	Restructuring charges of $2 million, $3 million, $3 million and $3 million in the first, second, third and fourth quarters, respectively; and

•	Merger costs of $1 million in the fourth quarter.

(c)
Basic and diluted EPS amounts in each quarter are computed using the weighted-average number of shares outstanding during that quarter, while basic and diluted EPS for the full year is computed using the weighted-average number of shares outstanding during the year. Therefore, the sum of the four quarters’ basic or diluted EPS may not equal the full year basic or diluted EPS.

	2010
	First	Second	Third	Fourth
Net revenues
Real Estate Franchise Services	$122	$173	$138	$127
Company Owned Real Estate Brokerage Services	601	956	762	697
Relocation Services	76	106	122	101
Title and Settlement Services	65	86	84	90
Other (a)	(45)	(68)	(54)	(49)
	$819	$1,253	$1,052	$966
Income (loss) before income taxes, equity in earnings and noncontrolling interests (b)
Real Estate Franchise Services	$46	$103	$71	$55
Company Owned Real Estate Brokerage Services	(47)	64	8	(20)
Relocation Services	(8)	15	38	15
Title and Settlement Services	(10)	8	3	8
Other	(173)	143	(156)	(157)
	$(192)	$333	$(36)	$(99)

Net income (loss) attributable to Holdings	$(197)	$222	$(33)	$(91)
Earnings (loss) per share attributable to Holdings (c):
Basic earnings (loss) per share:	$(24.60)	$27.69	$(4.12)	$(11.35)
Diluted earnings (loss) per share:	$(24.60)	$27.69	$(4.12)	$(11.35)
_______________

(a)	Represents the elimination of transactions primarily between the Real Estate Franchise Services segment and the Company Owned Real Estate Brokerage Services segment.

(b)	The quarterly results include the following:

•	Former parent legacy cost (benefit) of $5 million, $(314) million, $(6) million and $(8) million in the first, second, third and fourth quarters, respectively;

•	Restructuring charges of $6 million, $4 million, $2 million and $9 million in the first, second, third and fourth quarters, respectively; and

•	Merger costs of $1 million in the fourth quarter.

(c)
Basic and diluted EPS amounts in each quarter are computed using the weighted-average number of shares outstanding during that quarter, while basic and diluted EPS for the full year is computed using the weighted-average number of shares outstanding during the year. Therefore, the sum of the four quarters’ basic or diluted EPS may not equal the full year basic or diluted EPS. In the second quarter of 2010, the impact of unexercised options and unvested restricted stock were anti-dilutive and, accordingly, no unexercised options or unvested restricted stock were included in the calculation of diluted earnings per share based on the application of the treasury stock method.

Guarantor/Non-Guarantor Supplemental Financial Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Guarantor/Non-Guarantor Supplemental Financial Information [Abstract]
Schedule of Condensed Financial Statements [Table Text Block]
Condensed Consolidating Statement of Operations and Comprehensive Loss
Three Months Ended June 30, 2012
(in millions)

	Holdings	Intermediate	Realogy	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues
Gross commission income	$—	$—	$—	$983	$—	$—	$983
Service revenue	—	—	—	143	65	—	208
Franchise fees	—	—	—	76	—	—	76
Other	—	—	—	40	2	—	42
Net revenues	—	—	—	1,242	67	—	1,309
Expenses
Commission and other agent-related costs	—	—	—	662	—	—	662
Operating	—	—	—	280	45	—	325
Marketing	—	—	—	51	1	—	52
General and administrative	—	—	18	57	4	—	79
Restructuring costs	—	—	—	2	—	—	2
Depreciation and amortization	—	—	3	41	—	—	44
Interest expense, net	—	—	175	1	—	—	176
Intercompany transactions	—	—	1	(1)	—	—	—
Total expenses	—	—	197	1,093	50	—	1,340
Income (loss) before income taxes, equity in earnings and noncontrolling interests	—	—	(197)	149	17	—	(31)
Income tax expense (benefit)	—	—	(66)	64	10	—	8
Equity in earnings of unconsolidated entities	—	—	—	—	(15)	—	(15)
Equity in (earnings) losses of subsidiaries	25	25	(106)	(21)	—	77	—
Net income (loss)	(25)	(25)	(25)	106	22	(77)	(24)
Less: Net income attributable to noncontrolling interests	—	—	—	—	(1)	—	(1)
Net income (loss) attributable to Holdings	$(25)	$(25)	$(25)	$106	$21	$(77)	$(25)
Comprehensive income (loss) attributable to Holdings	$(24)	$(24)	$(24)	$106	$20	$(78)	$(24)
Condensed Consolidating Statement of Operations and Comprehensive Loss
Three Months Ended June 30, 2011
(in millions)

	Holdings	Intermediate	Realogy	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues
Gross commission income	$—	$—	$—	$873	$—	$—	$873
Service revenue	—	—	—	130	62	—	192
Franchise fees	—	—	—	70	—	—	70
Other	—	—	—	42	2	—	44
Net revenues	—	—	—	1,115	64	—	1,179
Expenses
Commission and other agent-related costs	—	—	—	577	—	—	577
Operating	—	—	—	273	44	—	317
Marketing	—	—	—	53	1	—	54
General and administrative	—	—	13	39	4	—	56
Former parent legacy costs (benefit), net	—	—	(12)	—	—	—	(12)
Restructuring costs	—	—	—	3	—	—	3
Depreciation and amortization	—	—	3	44	—	—	47
Interest expense, net	—	—	160	1	—	—	161
Intercompany transactions	—	—	1	(1)	—	—	—
Total expenses	—	—	165	989	49	—	1,203
Income (loss) before income taxes, equity in earnings and noncontrolling interests	—	—	(165)	126	15	—	(24)
Income tax expense (benefit)	—	—	(50)	46	5	—	1
Equity in earnings of unconsolidated entities	—	—	—	—	(4)	—	(4)
Equity in (earnings) losses of subsidiaries	22	22	(93)	(13)	—	62	—
Net income (loss)	(22)	(22)	(22)	93	14	(62)	(21)
Less: Net income attributable to noncontrolling interests	—	—	—	—	(1)	—	(1)
Net income (loss) attributable to Holdings	$(22)	$(22)	$(22)	$93	$13	$(62)	$(22)
Comprehensive income (loss) attributable to Holdings	$(22)	$(22)	$(22)	$93	$13	$(62)	$(22)
Condensed Consolidating Statement of Operations and Comprehensive Loss
Six Months Ended June 30, 2012
(in millions)

	Holdings	Intermediate	Realogy	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues
Gross commission income	$—	$—	$—	$1,589	$—	$—	$1,589
Service revenue	—	—	—	252	128	—	380
Franchise fees	—	—	—	130	—	—	130
Other	—	—	—	83	2	—	85
Net revenues	—	—	—	2,054	130	—	2,184
Expenses
Commission and other agent-related costs	—	—	—	1,064	—	—	1,064
Operating	—	—	—	549	94	—	643
Marketing	—	—	—	102	1	—	103
General and administrative	—	—	35	114	7	—	156
Former parent legacy costs (benefit), net	—	—	(3)	—	—	—	(3)
Restructuring costs	—	—	—	5	—	—	5
Depreciation and amortization	—	—	5	83	1	—	89
Interest expense, net	—	—	343	3	—	—	346
Loss on the early extinguishment of debt	—	—	6	—	—	—	6
Other (income)/expense, net	—	—	—	1	—	—	1
Intercompany transactions	—	—	2	(2)	—	—	—
Total expenses	—	—	388	1,919	103	—	2,410
Income (loss) before income taxes, equity in earnings and noncontrolling interests	—	—	(388)	135	27	—	(226)
Income tax expense (benefit)	—	—	(60)	58	17	—	15
Equity in earnings of unconsolidated entities	—	—	—	—	(25)	—	(25)
Equity in (earnings) losses of subsidiaries	217	217	(111)	(34)	—	(289)	—
Net income (loss)	(217)	(217)	(217)	111	35	289	(216)
Less: Net income attributable to noncontrolling interests	—	—	—	—	(1)	—	(1)
Net income (loss) attributable to Holdings	$(217)	$(217)	$(217)	$111	$34	$289	$(217)
Comprehensive income (loss) attributable to Holdings	$(214)	$(214)	$(214)	$111	$35	$282	$(214)
Condensed Consolidating Statement of Operations and Comprehensive Loss
Six Months Ended June 30, 2011
(in millions)

	Holdings	Intermediate	Realogy	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues
Gross commission income	$—	$—	$—	$1,448	$—	$—	$1,448
Service revenue	—	—	—	235	121	—	356
Franchise fees	—	—	—	121	—	—	121
Other	—	—	—	82	3	—	85
Net revenues	—	—	—	1,886	124	—	2,010
Expenses
Commission and other agent-related costs	—	—	—	951	—	—	951
Operating	—	—	—	547	88	—	635
Marketing	—	—	—	96	1	—	97
General and administrative	—	—	28	92	7	—	127
Former parent legacy costs (benefit), net	—	—	(14)	—	—	—	(14)
Restructuring costs	—	—	—	5	—	—	5
Depreciation and amortization	—	—	4	88	1	—	93
Interest expense, net	—	—	337	3	—	—	340
Loss on the early extinguishment of debt	—	—	36	—	—	—	36
Intercompany transactions	—	—	2	(2)	—	—	—
Total expenses	—	—	393	1,780	97	—	2,270
Income (loss) before income taxes, equity in earnings and noncontrolling interests	—	—	(393)	106	27	—	(260)
Income tax expense (benefit)	—	—	(45)	39	8	—	2
Equity in earnings of unconsolidated entities	—	—	—	—	(4)	—	(4)
Equity in (earnings) losses of subsidiaries	259	259	(89)	(22)	—	(407)	—
Net income (loss)	(259)	(259)	(259)	89	23	407	(258)
Less: Net income attributable to noncontrolling interests	—	—	—	—	(1)	—	(1)
Net income (loss) attributable to Holdings	$(259)	$(259)	$(259)	$89	$22	$407	$(259)
Comprehensive income (loss) attributable to Holdings	$(248)	$(248)	$(248)	$89	$23	$384	$(248)
Condensed Consolidating Balance Sheet
June 30, 2012
(in millions)

	Holdings	Intermediate	Realogy	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$—	$—	$2	$86	$56	$(6)	$138
Trade receivables, net	—	—	—	103	44	—	147
Relocation receivables	—	—	—	34	385	—	419
Relocation properties held for sale	—	—	—	10	—	—	10
Deferred income taxes	—	—	8	53	(2)	—	59
Intercompany note receivable	—	—	—	91	20	(111)	—
Other current assets	1	—	9	67	20	—	97
Total current assets	1	—	19	444	523	(117)	870
Property and equipment, net	—	—	16	133	2	—	151
Goodwill	—	—	—	3,303	—	—	3,303
Trademarks	—	—	—	732	—	—	732
Franchise agreements, net	—	—	—	1,663	—	—	1,663
Other intangibles, net	—	—	—	418	—	—	418
Other non-current assets	—	—	71	84	70	—	225
Investment in subsidiaries	(1,712)	(1,712)	8,328	206	—	(5,110)	—
Total assets	$(1,711)	$(1,712)	$8,434	$6,983	$595	$(5,227)	$7,362
LIABILITIES AND EQUITY (DEFICIT)
Current liabilities:
Accounts payable	$—	$—	$27	$182	$11	$(6)	$214
Securitization obligations	—	—	—	—	267	—	267
Intercompany note payable	—	—	—	20	91	(111)	—
Due to former parent	—	—	76	—	—	—	76
Revolving credit facilities and current portion of long-term debt	—	—	159	50	5	—	214
Accrued expenses and other current liabilities	—	—	234	314	35	—	583
Intercompany payables	1	—	2,304	(2,261)	(44)	—	—
Total current liabilities	1	—	2,800	(1,695)	365	(117)	1,354
Long-term debt	—	—	7,121	—	—	—	7,121
Deferred income taxes	—	—	(600)	1,027	(1)	—	426
Other non-current liabilities	—	—	96	52	25	—	173
Intercompany liabilities	—	—	729	(729)	—	—	—
Total liabilities	1	—	10,146	(1,345)	389	(117)	9,074
Total equity (deficit)	(1,712)	(1,712)	(1,712)	8,328	206	(5,110)	(1,712)
Total liabilities and equity (deficit)	$(1,711)	$(1,712)	$8,434	$6,983	$595	$(5,227)	$7,362
Condensed Consolidating Balance Sheet
December 31, 2011
(in millions)

	Holdings	Intermediate	Realogy	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$—	$—	$2	$80	$67	$(6)	$143
Trade receivables, net	—	—	—	75	45	—	120
Relocation receivables	—	—	—	14	364	—	378
Relocation properties held for sale	—	—	—	11	—	—	11
Deferred income taxes	—	—	14	53	(1)	—	66
Intercompany note receivable	—	—	—	6	19	(25)	—
Other current assets	—	—	8	64	16	—	88
Total current assets	—	—	24	303	510	(31)	806
Property and equipment, net	—	—	17	145	3	—	165
Goodwill	—	—	—	3,299	—	—	3,299
Trademarks	—	—	—	732	—	—	732
Franchise agreements, net	—	—	—	1,697	—	—	1,697
Other intangibles, net	—	—	—	439	—	—	439
Other non-current assets	—	—	68	85	59	—	212
Investment in subsidiaries	(1,499)	(1,499)	8,216	181	—	(5,399)	—
Total assets	$(1,499)	$(1,499)	$8,325	$6,881	$572	$(5,430)	$7,350
LIABILITIES AND EQUITY (DEFICIT)
Current liabilities:
Accounts payable	$—	$—	$22	$158	$10	$(6)	$184
Securitization obligations	—	—	—	—	327	—	327
Intercompany note payable	—	—	—	19	6	(25)	—
Due to former parent	—	—	80	—	—	—	80
Revolving credit facilities and current portion of long-term debt	—	—	267	50	8	—	325
Accrued expenses and other current liabilities	—	—	202	282	36	—	520
Intercompany payables	—	—	2,222	(2,203)	(19)	—	—
Total current liabilities	—	—	2,793	(1,694)	368	(31)	1,436
Long-term debt	—	—	6,825	—	—	—	6,825
Deferred income taxes	—	—	(604)	1,025	—	—	421
Other non-current liabilities	—	—	83	61	23	—	167
Intercompany liabilities	—	—	727	(727)	—	—	—
Total liabilities	—	—	9,824	(1,335)	391	(31)	8,849
Total equity (deficit)	(1,499)	(1,499)	(1,499)	8,216	181	(5,399)	(1,499)
Total liabilities and equity (deficit)	$(1,499)	$(1,499)	$8,325	$6,881	$572	$(5,430)	$7,350
Condensed Consolidating Statement of Cash Flows
Six Months Ended June 30, 2012
(in millions)

	Holdings	Intermediate	Realogy	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net cash provided by (used in) operating activities	$—	$—	$(342)	$236	$22	$(9)	$(93)
Investing Activities
Property and equipment additions	—	—	(2)	(17)	—	—	(19)
Net assets acquired (net of cash acquired) and acquisition-related payments	—	—	—	(4)	—	—	(4)
Purchases of certificates of deposit, net	—	—	—	(4)	—	—	(4)
Change in restricted cash	—	—	—	—	(3)	—	(3)
Intercompany note receivable	—	—	—	(85)	—	85	—
Other, net	—	—	—	—	—	—	—
Net cash provided by (used in) investing activities	—	—	(2)	(110)	(3)	85	(30)
Financing Activities
Net change in revolving credit facilities	—	—	(91)	—	(3)	—	(94)
Repayments of term loan credit facility	—	—	(640)	—	—	—	(640)
Proceeds from issuance of First Lien Notes	—	—	593	—	—	—	593
Proceeds from issuance of First and a Half Lien Notes	—	—	325	—	—	—	325
Net change in securitization obligations	—	—	—	—	(61)	—	(61)
Debt issuance costs	—	—	(2)	—	(1)	—	(3)
Intercompany dividend	—	—	—	—	(9)	9	—
Intercompany note payable	—	—	—	—	85	(85)	—
Intercompany transactions	—	—	155	(116)	(39)	—	—
Other, net	—	—	4	(4)	(2)	—	(2)
Net cash provided by (used in) financing activities	—	—	344	(120)	(30)	(76)	118
Effect of changes in exchange rates on cash and cash equivalents	—	—	—	—	—	—	—
Net increase (decrease) in cash and cash equivalents	—	—	—	6	(11)	—	(5)
Cash and cash equivalents, beginning of period	—	—	2	80	67	(6)	143
Cash and cash equivalents, end of period	$—	$—	$2	$86	$56	$(6)	$138
Condensed Consolidating Statement of Cash Flows
Six Months Ended June 30, 2011
(in millions)

	Holdings	Intermediate	Realogy	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net cash provided by (used in) operating activities	$—	$—	$(347)	$142	$14	$(3)	$(194)
Investing Activities
Property and equipment additions	—	—	(2)	(22)	(1)	—	(25)
Net assets acquired (net of cash acquired) and acquisition-related payments	—	—	—	(4)	—	—	(4)
Proceeds from certificates of deposit, net	—	—	—	—	9	—	9
Change in restricted cash	—	—	—	—	1	—	1
Intercompany note receivable	—	—	—	(18)	—	18	—
Other, net	—	—	—	(5)	—	—	(5)
Net cash provided by (used in) investing activities	—	—	(2)	(49)	9	18	(24)
Financing Activities
Net change in revolving credit facilities	—	—	130	(5)	—	—	125
Proceeds from term loan extension	—	—	98	—	—	—	98
Repayments of term loan credit facility	—	—	(703)	—	—	—	(703)
Proceeds from issuance of First and a Half Lien Notes	—	—	700	—	—	—	700
Net change in securitization obligations	—	—	—	—	(4)	—	(4)
Debt issuance costs	—	—	(34)	—	—	—	(34)
Intercompany dividend	—	—	—	—	(4)	4	—
Intercompany note payable	—	—	—	—	18	(18)	—
Intercompany transactions	—	—	94	(77)	(17)	—	—
Other, net	—	—	(1)	(5)	3	—	(3)
Net cash provided by (used in) financing activities	—	—	284	(87)	(4)	(14)	179
Effect of changes in exchange rates on cash and cash equivalents	—	—	—	—	1	—	1
Net increase (decrease) in cash and cash equivalents	—	—	(65)	6	20	1	(38)
Cash and cash equivalents, beginning of period	—	—	69	74	51	(2)	192
Cash and cash equivalents, end of period	$—	$—	$4	$80	$71	$(1)	$154

Consolidating Statement of Operations
Year Ended December 31, 2011
(in millions)

	Holdings	Intermediate	Realogy	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues
Gross commission income	$—	$—	$—	$2,926	$—	$—	$2,926
Service revenue	—	—	—	494	258	—	752
Franchise fees	—	—	—	256	—	—	256
Other	—	—	—	152	7	—	159
Net revenues	—	—	—	3,828	265	—	4,093
Expenses
Commission and other agent-related costs	—	—	—	1,932	—	—	1,932
Operating	—	—	1	1,072	197	—	1,270
Marketing	—	—	—	183	2	—	185
General and administrative	—	—	55	181	18	—	254
Former parent legacy costs (benefit), net	—	—	(15)	—	—	—	(15)
Restructuring costs	—	—	—	11	—	—	11
Merger costs	—	—	1	—	—	—	1
Depreciation and amortization	—	—	9	176	1	—	186
Interest expense/(income), net	—	—	655	11	—	—	666
Loss on the early extinguishment of debt	—	—	36	—	—	—	36
Intercompany transactions	—	—	5	(4)	(1)	—	—
Total expenses	—	—	747	3,562	217	—	4,526
Income (loss) before income taxes, equity in earnings and noncontrolling interests	—	—	(747)	266	48	—	(433)
Income tax expense (benefit)	—	—	(111)	127	16	—	32
Equity in (earnings) losses of unconsolidated entities	—	—	—	—	(26)	—	(26)
Equity in (earnings) losses of subsidiaries	441	441	(195)	(56)	—	(631)	—
Net income (loss)	(441)	(441)	(441)	195	58	631	(439)
Less: Net income attributable to noncontrolling interests	—	—	—	—	(2)	—	(2)
Net income (loss) attributable to Holdings	$(441)	$(441)	$(441)	$195	$56	$631	$(441)

Consolidating Statement of Operations
Year Ended December 31, 2010
(in millions)

	Holdings	Intermediate	Realogy	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues
Gross commission income	$—	$—	$—	$2,965	$—	$—	$2,965
Service revenue	—	—	—	496	204	—	700
Franchise fees	—	—	—	263	—	—	263
Other	—	—	—	157	5	—	162
Net revenues	—	—	—	3,881	209	—	4,090
Expenses
Commission and other agent-related costs	—	—	—	1,932	—	—	1,932
Operating	—	—	—	1,086	155	—	1,241
Marketing	—	—	—	177	2	—	179
General and administrative	—	—	51	172	15	—	238
Former parent legacy costs (benefit), net	—	—	(323)	—	—	—	(323)
Restructuring costs	—	—	3	18	—	—	21
Merger Costs	—	—	1	—	—	—	1
Depreciation and amortization	—	—	8	187	2	—	197
Interest expense/(income), net	—	—	597	7	—	—	604
Other (income)/expense, net	—	—	(1)	(5)	—	—	(6)
Intercompany transactions	—	—	5	(4)	(1)	—	—
Total expenses	—	—	341	3,570	173	—	4,084
Income (loss) before income taxes, equity in earnings and noncontrolling interests	—	—	(341)	311	36	—	6
Income tax expense (benefit)	—	—	(252)	383	2	—	133
Equity in (earnings) losses of unconsolidated entities	—	—	—	—	(30)	—	(30)
Equity in (earnings) losses of subsidiaries	99	99	10	(62)	—	(146)	—
Net income (loss)	(99)	(99)	(99)	(10)	64	146	(97)
Less: Net income attributable to noncontrolling interests	—	—	—	—	(2)	—	(2)
Net income (loss) attributable to Holdings	$(99)	$(99)	$(99)	$(10)	$62	$146	$(99)

Consolidating Statement of Operations
Year Ended December 31, 2009
(in millions)

	Holdings	Intermediate	Realogy	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues
Gross commission income	$—	$—	$—	$2,884	$2	$—	$2,886
Service revenue	—	—	—	436	185	—	621
Franchise fees	—	—	—	273	—	—	273
Other	—	—	—	146	6	—	152
Net revenues	—	—	—	3,739	193	—	3,932
Expenses
Commission and other agent-related costs	—	—	—	1,850	—	—	1,850
Operating	—	—	—	1,135	128	—	1,263
Marketing	—	—	—	159	2	—	161
General and administrative	—	—	49	193	8	—	250
Former parent legacy costs (benefit), net	—	—	21	(55)	—	—	(34)
Restructuring costs	—	—	7	63	—	—	70
Merger Costs	—	—	1	—	—	—	1
Depreciation and amortization	—	—	8	184	2	—	194
Interest expense/(income), net	—	—	580	3	—	—	583
Gain on the extinguishment of debt	—	—	(75)	—	—	—	(75)
Other (income)/expense, net	—	—	2	—	1	—	3
Intercompany transactions	—	—	6	(5)	(1)	—	—
Total expenses	—	—	599	3,527	140	—	4,266
Income (loss) before income taxes, equity in earnings and noncontrolling interests	—	—	(599)	212	53	—	(334)
Income tax expense (benefit)	—	—	(173)	97	26	—	(50)
Equity in (earnings) losses of unconsolidated entities	—	—	—	—	(24)	—	(24)
Equity in (earnings) losses of subsidiaries	262	262	(164)	(49)	—	(311)	—
Net income (loss)	(262)	(262)	(262)	164	51	311	(260)
Less: Net income attributable to noncontrolling interests	—	—	—	—	(2)	—	(2)
Net income (loss) attributable to Holdings	$(262)	$(262)	$(262)	$164	$49	$311	$(262)

Consolidating Balance Sheet
December 31, 2011
(in millions)

	Holdings	Intermediate	Realogy	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$—	$—	$2	$80	$67	$(6)	$143
Trade receivables, net	—	—	—	75	45	—	120
Relocation receivables	—	—	—	14	364	—	378
Relocation properties held for sale	—	—	—	11	—	—	11
Deferred income taxes	—	—	14	53	(1)	—	66
Intercompany note receivable	—	—	—	6	19	(25)	—
Other current assets	—	—	8	64	16	—	88
Total current assets	—	—	24	303	510	(31)	806
Property and equipment, net	—	—	17	145	3	—	165
Goodwill	—	—	—	3,299	—	—	3,299
Trademarks	—	—	—	732	—	—	732
Franchise agreements, net	—	—	—	1,697	—	—	1,697
Other intangibles, net	—	—	—	439	—	—	439
Other non-current assets	—	—	68	85	59	—	212
Investment in subsidiaries	(1,499)	(1,499)	8,216	181	—	(5,399)	—
Total assets	$(1,499)	$(1,499)	$8,325	$6,881	$572	$(5,430)	$7,350
LIABILITIES AND EQUITY (DEFICIT)
Current liabilities:
Accounts payable	$—	$—	$22	$158	$10	$(6)	$184
Securitization obligations	—	—	—	—	327	—	327
Intercompany note payable	—	—	—	19	6	(25)	—
Due to former parent	—	—	80	—	—	—	80
Revolving credit facility and current portion of long-term debt	—	—	267	50	8	—	325
Accrued expenses and other current liabilities	—	—	202	282	36	—	520
Intercompany payables	—	—	2,222	(2,203)	(19)	—	—
Total current liabilities	—	—	2,793	(1,694)	368	(31)	1,436
Long-term debt	—	—	6,825	—	—	—	6,825
Deferred income taxes	—	—	(604)	1,025	—	—	421
Other non-current liabilities	—	—	83	61	23	—	167
Intercompany liabilities	—	—	727	(727)	—	—	—
Total liabilities	—	—	9,824	(1,335)	391	(31)	8,849
Total equity (deficit)	(1,499)	(1,499)	(1,499)	8,216	181	(5,399)	(1,499)
Total liabilities and equity (deficit)	$(1,499)	$(1,499)	$8,325	$6,881	$572	$(5,430)	$7,350

Consolidating Balance Sheet
December 31, 2010
(in millions)

	Holdings	Intermediate	Realogy	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$—	$—	$69	$74	$51	$(2)	$192
Trade receivables, net	—	—	—	79	35	—	114
Relocation receivables	—	—	—	—	386	—	386
Relocation properties held for sale	—	—	—	21	—	—	21
Deferred income taxes	—	—	15	63	(2)	—	76
Intercompany note receivable	—	—	—	13	19	(32)	—
Other current assets	—	—	9	69	31	—	109
Total current assets	—	—	93	319	520	(34)	898
Property and equipment, net	—	—	21	162	3	—	186
Goodwill	—	—	—	3,296	—	—	3,296
Trademarks	—	—	—	732	—	—	732
Franchise agreements, net	—	—	—	1,764	—	—	1,764
Other intangibles, net	—	—	—	478	—	—	478
Other non-current assets	—	—	80	83	52	—	215
Investment in subsidiaries	(1,063)	(1,063)	8,023	152	—	(6,049)	—
Total assets	$(1,063)	$(1,063)	$8,217	$6,986	$575	$(6,083)	$7,569
LIABILITIES AND EQUITY (DEFICIT)
Current liabilities:
Accounts payable	$—	$—	$25	$168	$12	$(2)	$203
Securitization obligations	—	—	—	—	331	—	331
Intercompany note payable	—	—	—	19	13	(32)	—
Due to former parent	—	—	104	—	—	—	104
Revolving credit facility and current portion of long-term debt	—	—	132	55	7	—	194
Accrued expenses and other current liabilities	—	—	178	316	31	—	525
Intercompany payables	—	—	1,949	(1,962)	13	—	—
Total current liabilities	—	—	2,388	(1,404)	407	(34)	1,357
Long-term debt	—	—	6,698	—	—	—	6,698
Deferred income taxes	—	—	(614)	1,028	—	—	414
Other non-current liabilities	—	—	86	61	16	—	163
Intercompany liabilities	—	—	722	(722)	—	—	—
Total liabilities	—	—	9,280	(1,037)	423	(34)	8,632
Total equity (deficit)	(1,063)	(1,063)	(1,063)	8,023	152	(6,049)	(1,063)
Total liabilities and equity (deficit)	$(1,063)	$(1,063)	$8,217	$6,986	$575	$(6,083)	$7,569

Consolidating Statement of Cash Flows
Year Ended December 31, 2011
(in millions)

	Holdings	Intermediate	Realogy	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net cash provided by (used in) operating activities	$—	$—	$(666)	$414	$74	$(14)	$(192)
Investing Activities
Property and equipment additions	—	—	(5)	(43)	(1)	—	(49)
Net assets acquired (net of cash acquired) and acquisition-related payments	—	—	—	(6)	—	—	(6)
Proceeds from (purchase of) certificates of deposit, net	—	—	—	(3)	8	—	5
Change in restricted cash	—	—	1	—	5	—	6
Intercompany note receivable	—	—	—	7	—	(7)	—
Other, net	—	—	—	(5)	—	—	(5)
Net cash provided by (used in) investing activities	—	—	(4)	(50)	12	(7)	(49)
Financing Activities
Net change in revolving credit facilities	—	—	150	(5)	—	—	145
Proceeds from the issuance of First and a Half Lien Notes	—	—	700	—	—	—	700
Proceeds from term loan extensions	—	—	98	—	—	—	98
Repayments of term loan credit facility	—	—	(706)	—	—	—	(706)
Repayment of prior securitization obligations	—	—	—	—	(299)	—	(299)
Proceeds from new securitization obligations	—	—	—	—	295	—	295
Net change in securitization obligations	—	—	—	—	—	—	—
Debt issuance costs	—	—	(34)	—	(1)	—	(35)
Intercompany dividend	—	—	—	—	(10)	10	—
Intercompany note payable	—	—	—	—	(7)	7	—
Intercompany transactions	—	—	392	(343)	(49)	—	—
Other, net	—	—	3	(10)	1	—	(6)
Net cash provided by (used in) financing activities	—	—	603	(358)	(70)	17	192
Effect of changes in exchange rates on cash and cash equivalents	—	—	—	—	—	—	—
Net increase (decrease) in cash and cash equivalents	—	—	(67)	6	16	(4)	(49)
Cash and cash equivalents, beginning of period	—	—	69	74	51	(2)	192
Cash and cash equivalents, end of period	$—	$—	$2	$80	$67	$(6)	$143

Consolidating Statement of Cash Flows
Year Ended December 31, 2010
(in millions)

	Holdings	Intermediate	Realogy	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net cash provided by (used in) operating activities	$—	$—	$(638)	$504	$24	$(8)	$(118)
Investing Activities
Property and equipment additions	—	—	(7)	(41)	(1)	—	(49)
Net assets acquired (net of cash acquired) and acquisition-related payments	—	—	—	(17)	—	—	(17)
Proceeds from sale of assets	—	—	—	5	—	—	5
Purchase of certificates of deposit	—	—	—	—	(9)	—	(9)
Net cash used in investing activities	—	—	(7)	(53)	(10)	—	(70)
Financing Activities
Net change in revolving credit facilities	—	—	100	35	7	—	142
Repayments of term loan credit facility	—	—	(32)	—	—	—	(32)
Net change in securitization obligations	—	—	—	—	27	—	27
Intercompany dividend	—	—	—	—	(11)	11	—
Intercompany transactions	—	—	454	(428)	(26)	—	—
Other, net	—	—	(2)	(8)	(3)	—	(13)
Net cash provided by (used in) financing activities	—	—	520	(401)	(6)	11	124
Effect of changes in exchange rates on cash and cash equivalents	—	—	—	—	1	—	1
Net increase (decrease) in cash and cash equivalents	—	—	(125)	50	9	3	(63)
Cash and cash equivalents, beginning of period	—	—	194	24	42	(5)	255
Cash and cash equivalents, end of period	$—	$—	$69	$74	$51	$(2)	$192

Consolidating Statement of Cash Flows
Year Ended December 31, 2009
(in millions)

	Holdings	Intermediate	Realogy	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net cash provided by (used in) operating activities	$—	$—	$(583)	$309	$650	$(35)	$341
Investing Activities
Property and equipment additions	—	—	(4)	(36)	—	—	(40)
Net assets acquired (net of cash acquired) and acquisition-related payments	—	—	—	(5)	—	—	(5)
Change in restricted cash	—	—	—	—	(2)	—	(2)
Intercompany dividend	—	—	—	63	—	(63)	—
Intercompany note receivable	—	—	—	37	—	(37)	—
Net cash provided by (used in) investing activities	—	—	(4)	59	(2)	(100)	(47)
Financing Activities
Net change in revolving credit facilities	—	—	(515)	—	—	—	(515)
Proceeds from issuance of Second Lien Loans	—	—	500	—	—	—	500
Repayments of term loan credit facility	—	—	(32)	—	—	—	(32)
Net change in securitization obligations	—	—	—	—	(410)	—	(410)
Debt issuance costs	—	—	(11)	—	—	—	(11)
Intercompany dividend	—	—	—	—	(96)	96	—
Intercompany note payable	—	—	—	—	(37)	37	—
Intercompany transactions	—	—	463	(364)	(99)	—	—
Other, net	—	—	(2)	(6)	(3)	—	(11)
Net cash provided by (used in) financing activities	—	—	403	(370)	(645)	133	(479)
Effect of changes in exchange rates on cash and cash equivalents	—	—	—	—	3	—	3
Net increase (decrease) in cash and cash equivalents	—	—	(184)	(2)	6	(2)	(182)
Cash and cash equivalents, beginning of period	—	—	378	26	36	(3)	437
Cash and cash equivalents, end of period	$—	$—	$194	$24	$42	$(5)	$255

Subsequent Events (Tables)	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Pro forma disclosure of 2012 Senior Secured Notes Offering
The debt table below gives effect to the 2012 Senior Secured Notes Offering as if it occurred on December 31, 2011.

	Interest Rate	Expiration Date	Total Capacity	Outstanding Borrowings	Available Capacity
Senior Secured Credit Facility:
Extended revolving credit facility (1)	(2)	April 2016	363	97	172
Extended term loan facility	(3)	October 2016	1,822	1,822	—
First Lien Notes	7.625%	January 2020	593	593	—
Existing First and a Half Lien Notes	7.875%	February 2019	700	700	—
New First and a Half Lien Notes	9.00%	January 2020	325	325	—
Second Lien Loans	13.50%	October 2017	650	650	—
Other bank indebtedness (4)		Various	133	133	—
Existing Notes:
Senior Notes	10.50%	April 2014	64	64	—
Senior Toggle Notes	11.00%	April 2014	52	52	—
Senior Subordinated Notes (5)	12.375%	April 2015	190	187	—
Extended Maturity Notes:
Senior Notes (6)	11.50%	April 2017	492	489	—
Senior Notes (7)	12.00%	April 2017	130	129	—
Senior Subordinated Notes	13.375%	April 2018	10	10	—
Convertible Notes	11.00%	April 2018	2,110	2,110	—
Securitization obligations: (8)
Apple Ridge Funding LLC		December 2013	400	296	104
Cartus Financing Limited (9)		Various	62	31	31
			$8,096	$7,688	$307
_______________

(1)
The available capacity under this facility was reduced by $94 million of outstanding letters of credit after taking into consideration the $25 million reduction in letters of credit backed revolving credit borrowings that occurred in January 2012. On February 27, 2012, the Company had $55 million outstanding on the extended revolving credit facility and $81 million of outstanding letters of credit.

(2)
Interest rates with respect to revolving loans under the senior secured credit facility are based on, at Realogy’s option, adjusted LIBOR plus 2.25% (or with respect to the extended revolving loans, 3.25%) or ABR plus 1.25% (or with respect to the extended revolving loans, 2.25%) in each case subject to reductions based on the attainment of certain leverage ratios.

(3)
Interest rates with respect to term loans under the senior secured credit facility are based on, at Realogy’s option, (a) adjusted LIBOR plus 3.0% (or with respect to the extended term loans, 4.25%) or (b) the higher of the Federal Funds Effective Rate plus 0.5% (or with respect to the extended term loans, 1.75%) and JPMorgan Chase Bank, N.A.’s prime rate (“ABR”) plus 2.0% (or with respect to the extended term loans, 3.25%).

(4)
Consists of revolving credit facilities that are supported by letters of credit issued under the senior secured credit facility, $75 million due in July 2012, $8 million due in August 2012 and $50 million due in January 2013.

(5)	Consists of $190 million of 12.375% Senior Subordinated Notes due 2015, less a discount of $3 million.

(6)	Consists of $492 million of 11.50% Senior Notes due 2017, less a discount of $3 million.

(7)	Consists of $130 million of 12.00% Senior Notes due 2017, less a discount of $1 million.

(8)	Available capacity is subject to maintaining sufficient relocation related assets to collateralize these securitization obligations.

(9)	Consists of a £35 million facility which expires in August 2015 and a £5 million working capital facility which expires in August 2012.

Basis of Presentation (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended					12 Months Ended	6 Months Ended		12 Months Ended			6 Months Ended	0 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011 franchisedandcompanyownedoffices	Dec. 31, 2010 franchisedandcompanyownedoffices	Dec. 31, 2009 franchisedandcompanyownedoffices	Jul. 31, 2006 Independent_Companies	Dec. 31, 2011 United States [Member] employees franchisedandcompanyownedoffices	Dec. 31, 2011 All Other Countries [Member] Brokerage_Offices employees Countries	Jun. 30, 2012 Stock Options [Member]	Jun. 30, 2012 Restricted Stock [Member]	Dec. 31, 2011 Restricted Stock [Member]	Dec. 31, 2010 Restricted Stock [Member]	Dec. 31, 2009 Restricted Stock [Member]	Jun. 30, 2012 Convertible Notes Payable [Member]	Sep. 28, 2012 Reverse Stock Split [Member]	Dec. 31, 2011 Common Class A [Member]	Dec. 31, 2010 Common Class A [Member]	Sep. 27, 2012 Common Class A [Member] Realogy Holdings [Member]	Jun. 30, 2012 Common Class A [Member] Realogy Holdings [Member]	Dec. 31, 2011 Common Class A [Member] Realogy Holdings [Member]	Dec. 31, 2011 Common Class B [Member]	Dec. 31, 2010 Common Class B [Member]	Sep. 27, 2012 Common Class B [Member] Realogy Holdings [Member]	Jun. 30, 2012 Common Class B [Member] Realogy Holdings [Member]	Dec. 31, 2011 Common Class B [Member] Realogy Holdings [Member]
Basis of Presentation [Abstract]
Number of independent companies								4
Independent companies per business unit								1
Stockholders' Equity Reverse Stock Split Numerator																	1
Stockholders' Equity, Reverse Stock Split Denominator																	25
Number of offices					724	746	758		14,000
Number of independent sales associates									245,800	42,100
Number of countries in which the Company operates										100
Number of real estate brokerage offices										725
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount											2,000,000	0	0	0	0	81,000,000
Income tax expense	$ 8	$ 1	$ 15	$ 2	$ 32	$ 133	$ (50)
Increase (Decrease) in Deferred Income Taxes			12
Income Tax Expense, Foreign and State Jurisdictions			3
Restricted Cash and Cash Equivalents	10		10		7
Net periodic pension cost	1	1	3	2	3	3
Defined Benefit Plan, Interest Cost and Amortization of Gains (Losses)	3	3	6	5
Expected return on plan assets	$ 2	$ 2	$ 3	$ 3	$ 7	$ 6
Common Stock, Shares, Outstanding																		4,200	0	4,200	4,200	4,200	8,017,080	8,017,240	8,017,080	8,017,080	8,017,080

Basis of Presentation Basis of Presentation - Revision (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Goodwill	$ 3,303	$ 3,299	$ 3,296	$ 3,262	$ 3,257
Franchise agreements, net	1,663	1,697	1,764
Total assets	7,362	7,350	7,569	7,581
Deferred income taxes	426	421	414
Total liabilities	9,074	8,849	8,632
Accumulated deficit	(3,719)	(3,502)	(3,061)
As Previously Reported
Goodwill	2,618	2,614	2,611
Franchise agreements, net	2,808	2,842	2,909
Total assets	7,822	7,810	8,029
Deferred income taxes	895	890	883
Total liabilities	9,543	9,318	9,101
Accumulated deficit	(3,728)	(3,511)	(3,070)
Adjustment
Goodwill	685	685	685
Franchise agreements, net	(1,145)	(1,145)	(1,145)
Total assets	(460)	(460)	(460)
Deferred income taxes	(469)	(469)	(469)
Total liabilities	(469)	(469)	(469)
Accumulated deficit	$ 9	$ 9	$ 9

Basis of Presentation - Notes Offering (Details) (USD $)	6 Months Ended		12 Months Ended								6 Months Ended				0 Months Ended						0 Months Ended					0 Months Ended						0 Months Ended				0 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2012 Required Covenant Ratio [Member]	Dec. 31, 2011 Required Covenant Ratio [Member]	Jun. 30, 2012 Scenario, Actual [Member]	Dec. 31, 2011 Scenario, Actual [Member]	Dec. 31, 2011 Scenario, Forecast [Member]	Jun. 30, 2012 Senior Secured Credit Facility [Member]	Jun. 30, 2012 Secured Debt [Member] First Lien Notes [Member]	Feb. 03, 2011 Secured Debt [Member] First Lien Notes [Member]	Jun. 30, 2012 Secured Debt [Member] New First and Half Lien Notes [Member]	Feb. 02, 2012 Secured Debt [Member] First Lien and New First and Half Lien Notes [Member]	Feb. 02, 2012 Secured Debt [Member] Non-extended Term Loans [Member]	Jun. 30, 2012 Secured Debt [Member] Non-extended Term Loans [Member]	Dec. 31, 2011 Secured Debt [Member] Non-extended Term Loans [Member]		Dec. 31, 2010 Secured Debt [Member] Non-extended Term Loans [Member]	Feb. 02, 2012 Secured Debt [Member] Non-extended Revolving Credit Facility [Member]	Jun. 30, 2012 Secured Debt [Member] Non-extended Revolving Credit Facility [Member]	Dec. 31, 2011 Secured Debt [Member] Non-extended Revolving Credit Facility [Member]		Dec. 31, 2010 Secured Debt [Member] Non-extended Revolving Credit Facility [Member]	Feb. 02, 2012 Secured Debt [Member] Extended Revolving Credit Facility [Member]	Jun. 30, 2012 Secured Debt [Member] Extended Revolving Credit Facility [Member]	Feb. 27, 2012 Secured Debt [Member] Extended Revolving Credit Facility [Member]	Dec. 31, 2011 Secured Debt [Member] Extended Revolving Credit Facility [Member]		Dec. 31, 2010 Secured Debt [Member] Extended Revolving Credit Facility [Member]	Feb. 02, 2012 Secured Debt [Member] Revolving Credit Facility [Member]	Dec. 31, 2011 Maximum [Member] Required Covenant Ratio [Member]	Feb. 02, 2012 Subsequent Event [Member] Secured Debt [Member] First Lien Notes [Member]	Feb. 02, 2012 Subsequent Event [Member] Secured Debt [Member] New First and Half Lien Notes [Member]	Feb. 02, 2012 Subsequent Event [Member] Secured Debt [Member] First Lien and New First and Half Lien Notes [Member]	Feb. 02, 2012 Subsequent Event [Member] Secured Debt [Member] Non-extended Term Loans [Member]	Feb. 02, 2012 Subsequent Event [Member] Secured Debt [Member] Non-extended Revolving Credit Facility [Member]	Feb. 02, 2012 Subsequent Event [Member] Secured Debt [Member] Extended Revolving Credit Facility [Member]	Feb. 02, 2012 Subsequent Event [Member] Secured Debt [Member] Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Long-term debt			$ 7,150,000,000									$ 593,000,000	$ 700,000,000	$ 325,000,000			$ 0	$ 629,000,000	[1]	$ 3,059,000,000		$ 0	$ 78,000,000	[2],[3]	$ 0		$ 109,000,000	$ 55,000,000	$ 97,000,000	[2],[3]	$ 0			$ 593,000,000	$ 325,000,000
Proceeds from term loan extension	0	98,000,000	98,000,000	0	0										918,000,000																					918,000,000
Repayments of Long-term Debt																629,000,000																					629,000,000
Repayments of Senior Debt	$ 640,000,000	$ 703,000,000	$ 706,000,000	$ 32,000,000	$ 32,000,000																$ 133,000,000					$ 156,000,000						$ 289,000,000						$ 133,000,000	$ 156,000,000	$ 289,000,000
Debt instrument, covenant description											senior secured leverage ratio of total senior secured net debt to trailing 12-month Adjusted EBITDA
Ratio of indebtedness to net capital						4.75	4.75	4.08	4.44	3.87																							4.75

[1]	Interest rates with respect to term loans under the senior secured credit facility are based on, at Realogy’s option, (a) adjusted LIBOR plus 3.0% (or with respect to the extended term loans, 4.25%) or (b) the higher of the Federal Funds Effective Rate plus 0.5% (or with respect to the extended term loans, 1.75%) and JPMorgan Chase Bank, N.A.’s prime rate (“ABR”) plus 2.0% (or with respect to the extended term loans, 3.25%).
[2]	Interest rates with respect to revolving loans under the senior secured credit facility are based on, at Realogy’s option, adjusted LIBOR plus 2.25% (or with respect to the extended revolving loans, 3.25%) or ABR plus 1.25% (or with respect to the extended revolving loans, 2.25%) in each case subject to reductions based on the attainment of certain leverage ratios.
[3]	The available capacity under these facilities was reduced by $53 million and $66 million of outstanding letters of credit on the non-extended and the extended revolving credit facility, respectively, at December 31, 2011. On February 2, 2012, the Company completed the 2012 Senior Secured Notes Offering (described below) which, among other things, terminated availability under the non-extended revolving credit facility. On February 27, 2012, the Company had $55 million outstanding on the extended revolving credit facility and $81 million of outstanding letters of credit.

Basis of Presentation Basis of Presentation - Derivatives (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended															6 Months Ended		12 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended		3 Months Ended	6 Months Ended		12 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended				6 Months Ended
	Dec. 31, 2010	Jun. 30, 2012	Dec. 31, 2011 Interest_Rate_Swaps	Jun. 30, 2012 Not Designated as Hedging Instrument [Member] Other Current Liabilities [Member]	Dec. 31, 2011 Not Designated as Hedging Instrument [Member] Other Current Liabilities [Member]	Dec. 31, 2010 Not Designated as Hedging Instrument [Member] Other Current Liabilities [Member]	Jun. 30, 2012 Not Designated as Hedging Instrument [Member] Other Non-current Liabilities [Member]	Dec. 31, 2011 Not Designated as Hedging Instrument [Member] Other Non-current Liabilities [Member]	Dec. 31, 2010 Not Designated as Hedging Instrument [Member] Other Non-current Liabilities [Member]	Jun. 30, 2012 Foreign Exchange Contract [Member]	Dec. 31, 2011 Foreign Exchange Contract [Member]	Jun. 30, 2012 Interest Rate Swap 1 [Member]	Jun. 30, 2012 Interest Rate Swap 2 [Member]	Jun. 30, 2012 Interest Rate Swap 3 [Member]	Jun. 30, 2012 Interest Rate Swap 4 [Member]	Jun. 30, 2012 Interest Rate Swap [Member]	Jun. 30, 2011 Interest Rate Swap [Member]	Dec. 31, 2011 Interest Rate Swap [Member]	Dec. 31, 2010 Interest Rate Swap [Member]	Jun. 30, 2012 Operating Expense [Member] Foreign Exchange Contract [Member]	Jun. 30, 2011 Operating Expense [Member] Foreign Exchange Contract [Member]	Jun. 30, 2012 Operating Expense [Member] Foreign Exchange Contract [Member]	Jun. 30, 2011 Operating Expense [Member] Foreign Exchange Contract [Member]	Dec. 31, 2011 Operating Expense [Member] Foreign Exchange Contract [Member]	Dec. 31, 2010 Operating Expense [Member] Foreign Exchange Contract [Member]	Mar. 31, 2011 Interest Expense [Member]	Jun. 30, 2012 Interest Expense [Member]	Jun. 30, 2011 Interest Expense [Member]	Dec. 31, 2011 Interest Expense [Member]	Dec. 31, 2010 Interest Expense [Member]	Jun. 30, 2012 Interest Expense [Member] Interest Rate Swap [Member]	Jun. 30, 2011 Interest Expense [Member] Interest Rate Swap [Member]	Jun. 30, 2012 Interest Expense [Member] Interest Rate Swap [Member]	Jun. 30, 2011 Interest Expense [Member] Interest Rate Swap [Member]	Dec. 31, 2011 Interest Expense [Member] Interest Rate Swap [Member]	Dec. 31, 2010 Interest Expense [Member] Interest Rate Swap [Member]	Jun. 30, 2012 Maximum [Member] Foreign Exchange Contract [Member]	Dec. 31, 2011 Maximum [Member] Foreign Exchange Contract [Member]	Jun. 30, 2012 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 3 [Member] Interest Rate Swap [Member]
Derivative [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Gain (Loss) Included in Other Comprehensive Income (Loss)																																							$ 10
Foreign Currency Derivatives at Fair Value, Net																																					1	1
Notional Amount of Foreign Currency Derivatives	18		15							15	15
Number of Interest Rate Derivatives Held			3
Notional Amount of Interest Rate Fair Value Hedge Derivatives		850										225	200	225	200
Cash Flow Hedge Gain (Loss) Reclassified to Interest Expense, Net																										17
Interest rate derivative liabilities, at fair value	0	27	17	1	7	0	26	10	0
Derivatives qualifying as hedges, gain (loss) recognized in OCI																0	0	0	8
Derivative instruments, gain (loss) reclassified from AOCI into income	17																										0	(17)	(17)	(19)
Derivative instruments, gain (loss) recognized in income on derivative																				$ 1	$ 0	$ 0	$ (1)	$ 0	$ (1)						$ 4	$ 2	$ 0	$ 4	$ (7)	$ 0

Basis of Presentation Basis of Presentation - Financial Instruments (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Jun. 30, 2012 Carrying (Reported) Amount, Fair Value Disclosure [Member] Non-extended Revolving Credit Facility [Member] Secured Debt [Member]	Dec. 31, 2011 Carrying (Reported) Amount, Fair Value Disclosure [Member] Non-extended Revolving Credit Facility [Member] Secured Debt [Member]	Jun. 30, 2012 Carrying (Reported) Amount, Fair Value Disclosure [Member] Extended Revolving Credit Facility [Member] Secured Debt [Member]	Dec. 31, 2011 Carrying (Reported) Amount, Fair Value Disclosure [Member] Extended Revolving Credit Facility [Member] Secured Debt [Member]	Jun. 30, 2012 Carrying (Reported) Amount, Fair Value Disclosure [Member] Non-extended Term Loans [Member] Secured Debt [Member]	Dec. 31, 2011 Carrying (Reported) Amount, Fair Value Disclosure [Member] Non-extended Term Loans [Member] Secured Debt [Member]	Jun. 30, 2012 Carrying (Reported) Amount, Fair Value Disclosure [Member] Extended Term Loans [Member] Secured Debt [Member]	Dec. 31, 2011 Carrying (Reported) Amount, Fair Value Disclosure [Member] Extended Term Loans [Member] Secured Debt [Member]	Jun. 30, 2012 Carrying (Reported) Amount, Fair Value Disclosure [Member] First Lien Notes [Member] Notes Payable, Other Payables [Member]	Dec. 31, 2011 Carrying (Reported) Amount, Fair Value Disclosure [Member] First Lien Notes [Member] Notes Payable, Other Payables [Member]	Jun. 30, 2012 Carrying (Reported) Amount, Fair Value Disclosure [Member] Existing First and Half Lien Notes [Member] Notes Payable, Other Payables [Member]	Dec. 31, 2011 Carrying (Reported) Amount, Fair Value Disclosure [Member] Existing First and Half Lien Notes [Member] Notes Payable, Other Payables [Member]	Jun. 30, 2012 Carrying (Reported) Amount, Fair Value Disclosure [Member] New First and Half Lien Notes [Member] Notes Payable, Other Payables [Member]	Dec. 31, 2011 Carrying (Reported) Amount, Fair Value Disclosure [Member] New First and Half Lien Notes [Member] Notes Payable, Other Payables [Member]	Jun. 30, 2012 Carrying (Reported) Amount, Fair Value Disclosure [Member] Second Lien Loans [Member] Notes Payable, Other Payables [Member]	Dec. 31, 2011 Carrying (Reported) Amount, Fair Value Disclosure [Member] Second Lien Loans [Member] Notes Payable, Other Payables [Member]	Jun. 30, 2012 Carrying (Reported) Amount, Fair Value Disclosure [Member] Bank Loan Obligations [Member] Other Debt Obligations [Member]	Dec. 31, 2011 Carrying (Reported) Amount, Fair Value Disclosure [Member] Bank Loan Obligations [Member] Other Debt Obligations [Member]	Jun. 30, 2012 Carrying (Reported) Amount, Fair Value Disclosure [Member] 10.50% Interest Rate [Member] Senior Notes [Member]	Dec. 31, 2011 Carrying (Reported) Amount, Fair Value Disclosure [Member] 10.50% Interest Rate [Member] Senior Notes [Member]	Jun. 30, 2012 Carrying (Reported) Amount, Fair Value Disclosure [Member] 11.00%/11.75% Interest Rate [Member] Senior Notes [Member]	Dec. 31, 2011 Carrying (Reported) Amount, Fair Value Disclosure [Member] 11.00%/11.75% Interest Rate [Member] Senior Notes [Member]	Jun. 30, 2012 Carrying (Reported) Amount, Fair Value Disclosure [Member] 12.375% Interest Rate [Member] Senior Subordinated Notes [Member]	Dec. 31, 2011 Carrying (Reported) Amount, Fair Value Disclosure [Member] 12.375% Interest Rate [Member] Senior Subordinated Notes [Member]	Jun. 30, 2012 Carrying (Reported) Amount, Fair Value Disclosure [Member] 11.50% Interest Rate [Member] Senior Notes [Member]	Dec. 31, 2011 Carrying (Reported) Amount, Fair Value Disclosure [Member] 11.50% Interest Rate [Member] Senior Notes [Member]	Jun. 30, 2012 Carrying (Reported) Amount, Fair Value Disclosure [Member] 12.00% Interest Rate [Member] Senior Notes [Member]	Dec. 31, 2011 Carrying (Reported) Amount, Fair Value Disclosure [Member] 12.00% Interest Rate [Member] Senior Notes [Member]	Jun. 30, 2012 Carrying (Reported) Amount, Fair Value Disclosure [Member] 13.375% Interest Rate [Member] Senior Subordinated Notes [Member]	Dec. 31, 2011 Carrying (Reported) Amount, Fair Value Disclosure [Member] 13.375% Interest Rate [Member] Senior Subordinated Notes [Member]	Jun. 30, 2012 Carrying (Reported) Amount, Fair Value Disclosure [Member] 11.00% Interest Rate [Member] Convertible Debt [Member]	Dec. 31, 2011 Carrying (Reported) Amount, Fair Value Disclosure [Member] 11.00% Interest Rate [Member] Convertible Debt [Member]	Jun. 30, 2012 Carrying (Reported) Amount, Fair Value Disclosure [Member] Securitized Obligation [Member] Secured Debt [Member]	Dec. 31, 2011 Carrying (Reported) Amount, Fair Value Disclosure [Member] Securitized Obligation [Member] Secured Debt [Member]	Jun. 30, 2012 Estimate of Fair Value, Fair Value Disclosure [Member] Non-extended Revolving Credit Facility [Member] Secured Debt [Member]	Dec. 31, 2011 Estimate of Fair Value, Fair Value Disclosure [Member] Non-extended Revolving Credit Facility [Member] Secured Debt [Member]	Jun. 30, 2012 Estimate of Fair Value, Fair Value Disclosure [Member] Extended Revolving Credit Facility [Member] Secured Debt [Member]	Dec. 31, 2011 Estimate of Fair Value, Fair Value Disclosure [Member] Extended Revolving Credit Facility [Member] Secured Debt [Member]	Jun. 30, 2012 Estimate of Fair Value, Fair Value Disclosure [Member] Non-extended Term Loans [Member] Secured Debt [Member]	Dec. 31, 2011 Estimate of Fair Value, Fair Value Disclosure [Member] Non-extended Term Loans [Member] Secured Debt [Member]	Jun. 30, 2012 Estimate of Fair Value, Fair Value Disclosure [Member] Extended Term Loans [Member] Secured Debt [Member]	Dec. 31, 2011 Estimate of Fair Value, Fair Value Disclosure [Member] Extended Term Loans [Member] Secured Debt [Member]	Jun. 30, 2012 Estimate of Fair Value, Fair Value Disclosure [Member] First Lien Notes [Member] Notes Payable, Other Payables [Member]	Dec. 31, 2011 Estimate of Fair Value, Fair Value Disclosure [Member] First Lien Notes [Member] Notes Payable, Other Payables [Member]	Jun. 30, 2012 Estimate of Fair Value, Fair Value Disclosure [Member] Existing First and Half Lien Notes [Member] Notes Payable, Other Payables [Member]	Dec. 31, 2011 Estimate of Fair Value, Fair Value Disclosure [Member] Existing First and Half Lien Notes [Member] Notes Payable, Other Payables [Member]	Jun. 30, 2012 Estimate of Fair Value, Fair Value Disclosure [Member] New First and Half Lien Notes [Member] Notes Payable, Other Payables [Member]	Dec. 31, 2011 Estimate of Fair Value, Fair Value Disclosure [Member] New First and Half Lien Notes [Member] Notes Payable, Other Payables [Member]	Jun. 30, 2012 Estimate of Fair Value, Fair Value Disclosure [Member] Second Lien Loans [Member] Notes Payable, Other Payables [Member]	Dec. 31, 2011 Estimate of Fair Value, Fair Value Disclosure [Member] Second Lien Loans [Member] Notes Payable, Other Payables [Member]	Jun. 30, 2012 Estimate of Fair Value, Fair Value Disclosure [Member] Bank Loan Obligations [Member] Other Debt Obligations [Member]	Dec. 31, 2011 Estimate of Fair Value, Fair Value Disclosure [Member] Bank Loan Obligations [Member] Other Debt Obligations [Member]	Jun. 30, 2012 Estimate of Fair Value, Fair Value Disclosure [Member] 10.50% Interest Rate [Member] Senior Notes [Member]	Dec. 31, 2011 Estimate of Fair Value, Fair Value Disclosure [Member] 10.50% Interest Rate [Member] Senior Notes [Member]	Jun. 30, 2012 Estimate of Fair Value, Fair Value Disclosure [Member] 11.00%/11.75% Interest Rate [Member] Senior Notes [Member]	Dec. 31, 2011 Estimate of Fair Value, Fair Value Disclosure [Member] 11.00%/11.75% Interest Rate [Member] Senior Notes [Member]	Jun. 30, 2012 Estimate of Fair Value, Fair Value Disclosure [Member] 12.375% Interest Rate [Member] Senior Subordinated Notes [Member]	Dec. 31, 2011 Estimate of Fair Value, Fair Value Disclosure [Member] 12.375% Interest Rate [Member] Senior Subordinated Notes [Member]	Jun. 30, 2012 Estimate of Fair Value, Fair Value Disclosure [Member] 11.50% Interest Rate [Member] Senior Notes [Member]	Dec. 31, 2011 Estimate of Fair Value, Fair Value Disclosure [Member] 11.50% Interest Rate [Member] Senior Notes [Member]	Jun. 30, 2012 Estimate of Fair Value, Fair Value Disclosure [Member] 12.00% Interest Rate [Member] Senior Notes [Member]	Dec. 31, 2011 Estimate of Fair Value, Fair Value Disclosure [Member] 12.00% Interest Rate [Member] Senior Notes [Member]	Jun. 30, 2012 Estimate of Fair Value, Fair Value Disclosure [Member] 13.375% Interest Rate [Member] Senior Subordinated Notes [Member]	Dec. 31, 2011 Estimate of Fair Value, Fair Value Disclosure [Member] 13.375% Interest Rate [Member] Senior Subordinated Notes [Member]	Jun. 30, 2012 Estimate of Fair Value, Fair Value Disclosure [Member] 11.00% Interest Rate [Member] Convertible Debt [Member]	Dec. 31, 2011 Estimate of Fair Value, Fair Value Disclosure [Member] 11.00% Interest Rate [Member] Convertible Debt [Member]	Jun. 30, 2012 Estimate of Fair Value, Fair Value Disclosure [Member] Securitized Obligation [Member] Secured Debt [Member]	Dec. 31, 2011 Estimate of Fair Value, Fair Value Disclosure [Member] Securitized Obligation [Member] Secured Debt [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 1 [Member]	Jun. 30, 2012 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 1 [Member] Interest Rate Swap [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 1 [Member] Interest Rate Swap [Member]	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 1 [Member] Interest Rate Swap [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 2 [Member]	Jun. 30, 2012 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 2 [Member] Interest Rate Swap [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 2 [Member] Interest Rate Swap [Member]	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 2 [Member] Interest Rate Swap [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 3 [Member]	Jun. 30, 2012 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 3 [Member] Interest Rate Swap [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 3 [Member] Interest Rate Swap [Member]	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 3 [Member] Interest Rate Swap [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Jun. 30, 2012 Fair Value, Measurements, Recurring [Member] Estimate of Fair Value, Fair Value Disclosure [Member] Interest Rate Swap [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Estimate of Fair Value, Fair Value Disclosure [Member] Interest Rate Swap [Member]	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Estimate of Fair Value, Fair Value Disclosure [Member] Interest Rate Swap [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest Rate Derivative Liabilities, at Fair Value																																																																								$ 0	$ 0	$ 0			$ 0	$ 0	$ 0			$ 27	$ 17	$ 17			$ 27	$ 17	$ 17
Derivative Asset, Fair Value, Net																																																																						1	1				0	0				0	0				1	1
Derivative Assets (Liabilities), at Fair Value, Net																																																																																		27	17
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Gain (Loss) Included in Other Comprehensive Income (Loss)																																																																																0	(8)
Long-term Debt, Fair Value Disclosure	5,690	0	78	109	97	0	629	1,822	1,822	593	0	700	700	325	0	650	650	105	133															267	327	0	78	109	97	0	590	1,721	1,630	620	0	686	606	335	0	663	655	105	133															267	327
Notes Payable, Fair Value Disclosure																				64	64	41	52	188	187	489	489	129	129	10	10																							63	56	40	43	175	144	463	367	120	95	9	7
Convertible Debt, Fair Value Disclosures																																$ 2,110	$ 2,110																																	$ 1,643	$ 1,189

Summary of Significant Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Interest_Rate_Swaps	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2012
Statement [Line Items]
Relocation properties, aggregate selling price	$ 123	$ 170	$ 45
Advertising expense	164	156	161
Restricted cash	7	13
Number of Interest Rate Derivatives Held	3
Notional Amount of Interest Rate Fair Value Hedge Derivatives				850
Equity method investments	54	48
Impairment analysis, goodwill and other indefinite-lived intangible assets, evaluation ofeEffect for reducing fair value (percentage)	10.00%	10.00%	10.00%
Interest Rate Swap [Member]
Statement [Line Items]
Number of Interest Rate Derivatives Held	3			4
Notional Amount of Interest Rate Fair Value Hedge Derivatives	650
Swap One [Member]
Statement [Line Items]
Number of Interest Rate Derivatives Held	1
Swap One [Member] | Interest Rate Swap [Member]
Statement [Line Items]
Number of Interest Rate Derivatives Held	1
Notional Amount of Interest Rate Fair Value Hedge Derivatives	225
Swap Two [Member] | Interest Rate Swap [Member]
Statement [Line Items]
Notional Amount of Interest Rate Fair Value Hedge Derivatives	200
Swap Three [Member] | Interest Rate Swap [Member]
Statement [Line Items]
Notional Amount of Interest Rate Fair Value Hedge Derivatives	225
Building [Member]
Statement [Line Items]
Property and equipment, useful life	30 years
Leasehold Improvements [Member]
Statement [Line Items]
Property and equipment, useful life	20 years
Minimum [Member]
Statement [Line Items]
Consolidated subsidiary, parent's ownership percentage	50.00%
Minimum [Member] | Furniture and Fixtures [Member]
Statement [Line Items]
Property and equipment, useful life	3 years
Maximum [Member] | Furniture and Fixtures [Member]
Statement [Line Items]
Property and equipment, useful life	7 years
PHH Home Loans [Member]
Statement [Line Items]
Equity method investments	47
Equity method investment, ownership percentage	49.90%
Senior Toggle Notes [Member]
Statement [Line Items]
Non-cash transfer of accrued interest to long-term debt	3	51	57
Software [Member]
Statement [Line Items]
Computer software, net carrying value	$ 67	$ 76
Software [Member] | Minimum [Member]
Statement [Line Items]
Computer software, amoritzation period	3 years
Software [Member] | Maximum [Member]
Statement [Line Items]
Computer software, amoritzation period	10 years

Acquisitions (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended	12 Months Ended				0 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2008	Dec. 31, 2007	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009	Jan. 21, 2010 Primacy [Member]	Jun. 30, 2012 Real Estate Brokerage Operations [Member] NRT [Member] real_estate_brokerage_operations	Dec. 31, 2011 Real Estate Brokerage Operations [Member] NRT [Member] real_estate_brokerage_operations	Dec. 31, 2010 Real Estate Brokerage Operations [Member] NRT [Member] real_estate_brokerage_operations	Dec. 31, 2009 Real Estate Brokerage Operations [Member] NRT [Member] real_estate_brokerage_operations	Dec. 31, 2011 Pendings and Listings [Member]	Dec. 31, 2010 Pendings and Listings [Member] Real Estate Brokerage Operations [Member] NRT [Member]	Jan. 21, 2010 Customer relationships [Member] Primacy [Member]	Jan. 21, 2010 Other Intangible Assets [Member] Primacy [Member]
Business Acquisition [Line Items]
Finite-lived intangible asset, useful life													5 months
Number of real estate brokerage operations									4	13	9	7
Consideration paid for acquisitions									$ 4	$ 4	$ 24	$ 4
Goodwill acquired			4	3	36	[1]	5		4	3	20	4
Business Acquisition, Cost of Acquired Entity, Liabilities Incurred								26
Business acquisition, liabilities not assumed								9
Goodwill, increase (decrease) during period	1,279	507						16
Intangible assets, increase (decrease) during period															62	5
Intangible assets, acquired														$ 2

[1]	The increase in goodwill relates to acquisitions of real estate brokerages and the acquisition of Primacy.

Intangible Assets - Goodwill (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended	12 Months Ended
	Dec. 31, 2008	Dec. 31, 2007	Jun. 30, 2012	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Goodwill [Roll Forward]
Balance, beginning of period			$ 3,299	$ 3,296		$ 3,262		$ 3,257
Goodwill acquired			4	3		36	[1]	5
Goodwill reduction for locations sold						(2)
Balance, end of period	3,257		3,303	3,299		3,296		3,262
Gross Goodwill as of December 31, 2011				5,085
Accumulated impairment losses				(1,786)	[2]
Impairment of goodwill and intangible assets	1,557	637
Intangible assets, increase (decrease) during period	278	130
Goodwill, increase (decrease) during period	1,279	507
Real Estate Franchise Services [Member]
Goodwill [Roll Forward]
Balance, beginning of period			2,241	2,241		2,241		2,241
Goodwill acquired			0	0		0	[1]	0
Goodwill reduction for locations sold						0
Balance, end of period			2,241	2,241		2,241		2,241
Gross Goodwill as of December 31, 2011				3,264
Accumulated impairment losses				(1,023)	[2]
Company Owned Brokerage Services [Member]
Goodwill [Roll Forward]
Balance, beginning of period				622		604		600
Goodwill acquired				3		20	[1]	4
Goodwill reduction for locations sold						(2)
Balance, end of period			629	625		622		604
Gross Goodwill as of December 31, 2011				783
Accumulated impairment losses				(158)	[2]
Relocation Services [Member]
Goodwill [Roll Forward]
Balance, beginning of period			360	360		344		344
Goodwill acquired			0	0		16	[1]	0
Goodwill reduction for locations sold						0
Balance, end of period			360	360		360		344
Gross Goodwill as of December 31, 2011				641
Accumulated impairment losses				(281)	[2]
Title and Settlement Services [Member]
Goodwill [Roll Forward]
Balance, beginning of period			73	73		73		72
Goodwill acquired			0	0		0	[1]	1
Goodwill reduction for locations sold						0
Balance, end of period			73	73		73		73
Gross Goodwill as of December 31, 2011				397
Accumulated impairment losses				(324)	[2]
Real Estate Brokerage Operations [Member] | Company Owned Brokerage Services [Member]
Goodwill [Roll Forward]
Goodwill acquired			$ 4

[1]	The increase in goodwill relates to acquisitions of real estate brokerages and the acquisition of Primacy.
[2]	During the fourth quarter of 2008, the Company recorded an impairment charge of $1,557 million which reduced intangible assets by $278 million and reduced goodwill by $1,279 million. During the fourth quarter of 2007, the Company recorded an impairment charge of $637 million which reduced intangible assets by $130 million and reduced goodwill by $507 million .

Intangible Assets - Intangible Assets (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011		Dec. 31, 2010
Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Total Gross Carrying Amount-Amortizable and Unamortizable	$ 596	$ 601		$ 598
Accumulated Amortization	178	162		120
Net Carrying Amount-Other intangibles	418	439		478
Franchise agreements [Member]
Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Gross Carrying Amount-Amortizable-Franchise agreements	2,019	2,019	[1]	2,019	[1]
Accumulated Amortization	356	322	[1]	255	[1]
Net Carrying Amount-Amortizable Franchise agreements	1,663	1,697	[1]	1,764	[1]
Amortization period	30 years	30 years
License agreements [Member]
Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Gross Carrying Amount-Amortizable-Other Intangibles	45	45	[2]	45	[2]
Accumulated Amortization	5	4	[2]	3	[2]
Net Carrying Amount-Other intangibles	40	41	[2]	42	[2]
Amortization period	50 years	50 years
Customer relationships [Member]
Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Gross Carrying Amount-Amortizable-Other Intangibles	529	529	[3]	529	[3]
Accumulated Amortization	163	144	[3]	107	[3]
Net Carrying Amount-Other intangibles	366	385	[3]	422	[3]
Customer relationships [Member] | Minimum [Member]
Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Amortization period	5 years	5 years
Customer relationships [Member] | Maximum [Member]
Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Amortization period	20 years	20 years
Pendings and Listings [Member]
Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Gross Carrying Amount-Amortizable-Other Intangibles		0	[4]	2	[4]
Accumulated Amortization		0	[4]	1	[4]
Net Carrying Amount-Other intangibles		0	[4]	1	[4]
Amortization period		5 months
Pendings and Listings [Member] | Minimum [Member]
Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Amortization period		5 months
Other Intangible Assets [Member]
Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Gross Carrying Amount-Amortizable-Other Intangibles	12	17	[5]	12	[5]
Accumulated Amortization	10	14	[5]	9	[5]
Net Carrying Amount-Other intangibles	2	3	[5]	3	[5]
Other Intangible Assets [Member] | Minimum [Member]
Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Amortization period	2 years	2 years
Other Intangible Assets [Member] | Maximum [Member]
Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Amortization period	10 years	10 years
Trademarks [Member]
Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Indefinite-lived intangible assets (excluding goodwill)	732	732	[6]	732	[6]
Title Plant Shares [Member]
Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Indefinite-lived intangible assets (excluding goodwill)	$ 10	$ 10	[7]	$ 10	[7]

[1]	Generally amortized over a period of 30 years.
[2]	Relates to the Sotheby’s International Realty and Better Homes and Gardens Real Estate agreements which are being amortized over 50 years (the contractual term of the license agreements).
[3]	Relates to the customer relationships at the Title and Settlement Services segment and the Relocation Services segment. These relationships are being amortized over a period of 5 to 20 years.
[4]	Amortized over the estimated closing period of the underlying contracts (in most cases five months).
[5]	Generally amortized over periods ranging from 2 to 10 years.
[6]	Relates to the Century 21, Coldwell Banker, ERA, The Corcoran Group, Coldwell Banker Commercial and Cartus tradenames, which are expected to generate future cash flows for an indefinite period of time.
[7]	Primarily related to the Texas American Title Company title plant shares. Ownership in a title plant is required to transact title insurance in certain states. The Company expects to generate future cash flows for an indefinite period of time.

Intangible Assets - Amortization Expense (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Finite-Lived Intangible Assets [Line Items]
Document Fiscal Year Focus			2012
Finite-Lived Intangible Assets, Amortization Expense, Remainder of Fiscal Year	$ 53		$ 53
Intangible asset amortization expense	26	28	56	56	112	111	95
Intangible assets, expected amortization expense, 2012					107
Intangible assets, expected amortization expense, 2013	105		105		105
Intangible assets, expected amortization expense, 2014	105		105		105
Intangible assets, expected amortization expense, 2015	95		95		95
Intangible assets, expected amortization expense, 2016	94		94		95
Intangible assets, expected amortization expense, after 2016	1,619		1,619		1,619
Finite-Lived intangible Assets, Amortization Expense, Disclosure			4 years
Franchise agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life			30 years		30 years
Intangible asset amortization expense	17	17	34	34	67	67	67
License agreement [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life			50 years		50 years
Intangible asset amortization expense	0	0	1	0	1	0	1
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset amortization expense	9	10	19	19	37	37	25
Pendings and listings [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life					5 months
Intangible asset amortization expense					2	1	1
Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset amortization expense	$ 0	$ 1	$ 2	$ 3	$ 5	$ 6	$ 1
Maximum [Member] | Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life			20 years		20 years
Maximum [Member] | Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life			10 years		10 years
Minimum [Member] | Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life			5 years		5 years
Minimum [Member] | Pendings and listings [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life					5 months
Minimum [Member] | Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life			2 years		2 years

Franchising and Marketing Activities (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010 franchisedandcompanyownedoffices	Dec. 31, 2009 franchisedandcompanyownedoffices	Dec. 31, 2008 franchisedandcompanyownedoffices
Schedule of Franchised and Company Owned Outlets Information [Line Items]
Initial franchise and area development fees	$ 9	$ 6	$ 6
Annual volume incentives, real estate franchises	25	24	25
Number of offices	724	746	758
Franchise conversion and development advance notes	90	85
Allowance for franchise conversion and development advance notes	14	20
Forgiveness of franchise conversion and development advance notes	13	13	13
Real Estate Franchise Services [Member]
Schedule of Franchised and Company Owned Outlets Information [Line Items]
Number of offices	13,282	13,939	13,765	14,794
Company Owned Brokerage Services [Member]
Schedule of Franchised and Company Owned Outlets Information [Line Items]
Royalty expense	$ 204	$ 206	$ 202
Number of offices		746	758	835
Century 21 [Member] | Real Estate Franchise Services [Member]
Schedule of Franchised and Company Owned Outlets Information [Line Items]
Number of offices	7,475	7,955	7,711
ERA [Member] | Real Estate Franchise Services [Member]
Schedule of Franchised and Company Owned Outlets Information [Line Items]
Number of offices	2,364	2,488	2,621
ERA [Member] | Company Owned Brokerage Services [Member]
Schedule of Franchised and Company Owned Outlets Information [Line Items]
Number of offices	10	11	11
Coldwell Banker [Member] | Real Estate Franchise Services [Member]
Schedule of Franchised and Company Owned Outlets Information [Line Items]
Number of offices	2,485	2,583	2,648
Coldwell Banker [Member] | Company Owned Brokerage Services [Member]
Schedule of Franchised and Company Owned Outlets Information [Line Items]
Number of offices	649	669	676
Coldwell Banker Commercial [Member] | Real Estate Franchise Services [Member]
Schedule of Franchised and Company Owned Outlets Information [Line Items]
Number of offices	175	181	212
Sotheby's International Realty [Member] | Real Estate Franchise Services [Member]
Schedule of Franchised and Company Owned Outlets Information [Line Items]
Number of offices	573	531	470
Sotheby's International Realty [Member] | Company Owned Brokerage Services [Member]
Schedule of Franchised and Company Owned Outlets Information [Line Items]
Number of offices	30	31	36
Better Homes and Gardens Real Estate [Member] | Real Estate Franchise Services [Member]
Schedule of Franchised and Company Owned Outlets Information [Line Items]
Number of offices	210	201	103
Corcoran/Other [Member] | Company Owned Brokerage Services [Member]
Schedule of Franchised and Company Owned Outlets Information [Line Items]
Number of offices	35	35	35

Franchising and Marketing Activities - Change in Number of Franchised and Company Owned Outlets (Details)	12 Months Ended
	Dec. 31, 2011 franchisedandcompanyownedoffices	Dec. 31, 2010 franchisedandcompanyownedoffices	Dec. 31, 2009 franchisedandcompanyownedoffices
Change in Number of Franchised and Company Owned Outlets [Roll Forward]
Number of offices, ending balance	724	746	758
Real Estate Franchise Services [Member]
Change in Number of Franchised and Company Owned Outlets [Roll Forward]
Number of offices, beginning balance	13,939	13,765	14,794
Additions	335	1,269	452
Terminations and closures	(992)	(1,095)	(1,481)
Number of offices, ending balance	13,282	13,939	13,765
Company Owned Brokerage Services [Member]
Change in Number of Franchised and Company Owned Outlets [Roll Forward]
Number of offices, beginning balance	746	758	835
Additions	10	20	7
Terminations and closures	(32)	(32)	(84)
Number of offices, ending balance		746	758

Property and Equipment, Net (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2012
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 535	$ 500
Less: accumulated depreciation and amortization	(370)	(314)
Property and equipment, net	165	186	211	151
Depreciation and amortization expense	74	86	99
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	175	161
Capitalized Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	225	208
Building and Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	131	127
Land [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 4	$ 4

Accrued Expenses And Other Current Liabilities (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Payables and Accruals [Abstract]
Accrued payroll and related employee costs	$ 114	$ 69	$ 93
Accrued volume incentives	14	17	17
Accrued commissions	29	14	15
Restructuring accruals	17	20	36
Deferred income	66	76	76
Accrued interest	157	139	112
Relocation services home mortgage obligations	6	9	16
Other	180	176	160
Accrued expenses and other current liabilities	$ 583	$ 520	$ 525

Short and Long Term Debt - Schedule of Total Indebtedness (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012 Secured Debt [Member] Apple Ridge Funding LLC [Member]	Dec. 31, 2011 Secured Debt [Member] Apple Ridge Funding LLC [Member]		Dec. 31, 2010 Secured Debt [Member] Apple Ridge Funding LLC [Member]	Jun. 30, 2012 Secured Debt [Member] Cartus Financing Limited [Member]	Dec. 31, 2011 Secured Debt [Member] Cartus Financing Limited [Member]		Dec. 31, 2010 Secured Debt [Member] Cartus Financing Limited [Member]	Jun. 30, 2012 Secured Debt [Member] Non-extended revolving credit facility [Member]	Dec. 31, 2011 Secured Debt [Member] Non-extended revolving credit facility [Member]		Dec. 31, 2010 Secured Debt [Member] Non-extended revolving credit facility [Member]	Jun. 30, 2012 Secured Debt [Member] Extended revolving credit facility [Member]	Feb. 27, 2012 Secured Debt [Member] Extended revolving credit facility [Member]	Dec. 31, 2011 Secured Debt [Member] Extended revolving credit facility [Member]		Dec. 31, 2010 Secured Debt [Member] Extended revolving credit facility [Member]	Jun. 30, 2012 Secured Debt [Member] Non-extended term loan facility [Member]	Dec. 31, 2011 Secured Debt [Member] Non-extended term loan facility [Member]		Dec. 31, 2010 Secured Debt [Member] Non-extended term loan facility [Member]	Jun. 30, 2012 Secured Debt [Member] Extended term loan facility [Member]	Dec. 31, 2011 Secured Debt [Member] Extended term loan facility [Member]		Dec. 31, 2010 Secured Debt [Member] Extended term loan facility [Member]	Jun. 30, 2012 Secured Debt [Member] First Lien Notes [Member]	Feb. 03, 2011 Secured Debt [Member] First Lien Notes [Member]	Jun. 30, 2012 Secured Debt [Member] New First and Half Lien Notes [Member]	Jun. 30, 2012 Collateralized Lien Obligations [Member] First Lien Notes [Member]	Feb. 02, 2012 Collateralized Lien Obligations [Member] First Lien Notes [Member]	Dec. 31, 2011 Collateralized Lien Obligations [Member] First Lien Notes [Member]	Jun. 30, 2012 Collateralized Lien Obligations [Member] Existing First and Half Lien Notes [Member]	Dec. 31, 2011 Collateralized Lien Obligations [Member] Existing First and Half Lien Notes [Member]	Dec. 31, 2010 Collateralized Lien Obligations [Member] Existing First and Half Lien Notes [Member]	Jun. 30, 2012 Collateralized Lien Obligations [Member] New First and Half Lien Notes [Member]	Feb. 02, 2012 Collateralized Lien Obligations [Member] New First and Half Lien Notes [Member]	Dec. 31, 2011 Collateralized Lien Obligations [Member] New First and Half Lien Notes [Member]	Jun. 30, 2012 Collateralized Lien Obligations [Member] Second Lien Loans [Member]	Dec. 31, 2011 Collateralized Lien Obligations [Member] Second Lien Loans [Member]	Dec. 31, 2010 Collateralized Lien Obligations [Member] Second Lien Loans [Member]	Oct. 31, 2009 Collateralized Lien Obligations [Member] Second Lien Loans [Member]	Jun. 30, 2012 Line of Credit [Member]	Dec. 31, 2011 Line of Credit [Member]	Dec. 31, 2010 Line of Credit [Member]	Dec. 31, 2011 Other Bank Indebtedness [Member]		Dec. 31, 2010 Other Bank Indebtedness [Member]	Jun. 30, 2012 Senior Notes [Member] 10.50% Interest Rate [Member]	Dec. 31, 2011 Senior Notes [Member] 10.50% Interest Rate [Member]	Dec. 31, 2010 Senior Notes [Member] 10.50% Interest Rate [Member]	Jun. 30, 2012 Senior Notes [Member] 11.50% Interest Rate [Member]	Dec. 31, 2011 Senior Notes [Member] 11.50% Interest Rate [Member]		Dec. 31, 2010 Senior Notes [Member] 11.50% Interest Rate [Member]	Jun. 30, 2012 Senior Notes [Member] 12.00% Interest Rate [Member]	Dec. 31, 2011 Senior Notes [Member] 12.00% Interest Rate [Member]		Dec. 31, 2010 Senior Notes [Member] 12.00% Interest Rate [Member]	Jun. 30, 2012 Senior Toggle Notes [Member] 11.00%/11.75% Interest Rate [Member]	Dec. 31, 2011 Senior Toggle Notes [Member] 11.00%/11.75% Interest Rate [Member]	Dec. 31, 2010 Senior Toggle Notes [Member] 11.00%/11.75% Interest Rate [Member]	Jun. 30, 2012 Senior Subordinated Notes [Member] 12.375% Interest Rate [Member]	Dec. 31, 2011 Senior Subordinated Notes [Member] 12.375% Interest Rate [Member]		Dec. 31, 2010 Senior Subordinated Notes [Member] 12.375% Interest Rate [Member]	Jun. 30, 2012 Senior Subordinated Notes [Member] 13.375% Interest Rate [Member]	Dec. 31, 2011 Senior Subordinated Notes [Member] 13.375% Interest Rate [Member]	Dec. 31, 2010 Senior Subordinated Notes [Member] 13.375% Interest Rate [Member]	Sep. 04, 2012 Convertible Notes Payable [Member] 11.00% Interest Rate [Member]	Jun. 30, 2012 Convertible Notes Payable [Member] 11.00% Interest Rate [Member]	Dec. 31, 2011 Convertible Notes Payable [Member] 11.00% Interest Rate [Member]	Dec. 31, 2010 Convertible Notes Payable [Member] 11.00% Interest Rate [Member]	Dec. 31, 2011 Carrying (Reported) Amount, Fair Value Disclosure [Member]	Dec. 31, 2010 Carrying (Reported) Amount, Fair Value Disclosure [Member]	Dec. 31, 2011 Carrying (Reported) Amount, Fair Value Disclosure [Member] Secured Debt [Member] Non-extended revolving credit facility [Member]	Dec. 31, 2010 Carrying (Reported) Amount, Fair Value Disclosure [Member] Secured Debt [Member] Non-extended revolving credit facility [Member]	Dec. 31, 2011 Carrying (Reported) Amount, Fair Value Disclosure [Member] Secured Debt [Member] Extended revolving credit facility [Member]	Dec. 31, 2010 Carrying (Reported) Amount, Fair Value Disclosure [Member] Secured Debt [Member] Extended revolving credit facility [Member]	Dec. 31, 2011 Carrying (Reported) Amount, Fair Value Disclosure [Member] Secured Debt [Member] Non-extended term loan facility [Member]	Dec. 31, 2010 Carrying (Reported) Amount, Fair Value Disclosure [Member] Secured Debt [Member] Non-extended term loan facility [Member]	Dec. 31, 2011 Carrying (Reported) Amount, Fair Value Disclosure [Member] Secured Debt [Member] Extended term loan facility [Member]	Dec. 31, 2010 Carrying (Reported) Amount, Fair Value Disclosure [Member] Secured Debt [Member] Extended term loan facility [Member]	Dec. 31, 2011 Carrying (Reported) Amount, Fair Value Disclosure [Member] Collateralized Lien Obligations [Member] Existing First and Half Lien Notes [Member]	Dec. 31, 2010 Carrying (Reported) Amount, Fair Value Disclosure [Member] Collateralized Lien Obligations [Member] Existing First and Half Lien Notes [Member]	Dec. 31, 2011 Carrying (Reported) Amount, Fair Value Disclosure [Member] Collateralized Lien Obligations [Member] Second Lien Loans [Member]	Dec. 31, 2010 Carrying (Reported) Amount, Fair Value Disclosure [Member] Collateralized Lien Obligations [Member] Second Lien Loans [Member]	Dec. 31, 2011 Carrying (Reported) Amount, Fair Value Disclosure [Member] Other Bank Indebtedness [Member]	Dec. 31, 2010 Carrying (Reported) Amount, Fair Value Disclosure [Member] Other Bank Indebtedness [Member]	Dec. 31, 2011 Carrying (Reported) Amount, Fair Value Disclosure [Member] Senior Notes [Member] 10.50% Interest Rate [Member]	Dec. 31, 2010 Carrying (Reported) Amount, Fair Value Disclosure [Member] Senior Notes [Member] 10.50% Interest Rate [Member]	Dec. 31, 2011 Carrying (Reported) Amount, Fair Value Disclosure [Member] Senior Notes [Member] 11.50% Interest Rate [Member]	Dec. 31, 2010 Carrying (Reported) Amount, Fair Value Disclosure [Member] Senior Notes [Member] 11.50% Interest Rate [Member]	Dec. 31, 2011 Carrying (Reported) Amount, Fair Value Disclosure [Member] Senior Notes [Member] 12.00% Interest Rate [Member]	Dec. 31, 2010 Carrying (Reported) Amount, Fair Value Disclosure [Member] Senior Notes [Member] 12.00% Interest Rate [Member]	Dec. 31, 2011 Carrying (Reported) Amount, Fair Value Disclosure [Member] Senior Toggle Notes [Member] 11.00%/11.75% Interest Rate [Member]	Dec. 31, 2010 Carrying (Reported) Amount, Fair Value Disclosure [Member] Senior Toggle Notes [Member] 11.00%/11.75% Interest Rate [Member]	Dec. 31, 2011 Carrying (Reported) Amount, Fair Value Disclosure [Member] Senior Subordinated Notes [Member] 12.375% Interest Rate [Member]	Dec. 31, 2010 Carrying (Reported) Amount, Fair Value Disclosure [Member] Senior Subordinated Notes [Member] 12.375% Interest Rate [Member]	Dec. 31, 2011 Carrying (Reported) Amount, Fair Value Disclosure [Member] Senior Subordinated Notes [Member] 13.375% Interest Rate [Member]	Dec. 31, 2010 Carrying (Reported) Amount, Fair Value Disclosure [Member] Senior Subordinated Notes [Member] 13.375% Interest Rate [Member]	Dec. 31, 2011 Carrying (Reported) Amount, Fair Value Disclosure [Member] Convertible Notes Payable [Member] 11.00% Interest Rate [Member]	Dec. 31, 2010 Carrying (Reported) Amount, Fair Value Disclosure [Member] Convertible Notes Payable [Member] 11.00% Interest Rate [Member]
Debt Instrument [Line Items]
Long-term debt		$ 7,150										$ 0	$ 78	[1],[2]	$ 0	$ 109	$ 55	$ 97	[1],[2]	$ 0	$ 0	$ 629	[3]	$ 3,059	$ 1,822	$ 1,822	[3]	$ 0	$ 593	$ 700	$ 325	$ 593	$ 593	$ 0	$ 700	$ 700	$ 0	$ 325	$ 325	$ 0	$ 650	$ 650	$ 650	$ 150							$ 64	$ 64	$ 1,688	$ 489	$ 489	[4]	$ 0	$ 129	$ 129	[5]	$ 0	$ 41	$ 52	$ 468	$ 188	$ 187	[6]	$ 864	$ 10	$ 10	$ 0	$ 2,100	$ 2,110	$ 2,110	$ 0			$ 78	$ 0	$ 97	$ 0	$ 629	$ 3,059	$ 1,822	$ 0	$ 700	$ 0	$ 650	$ 650			$ 64	$ 1,688	$ 489	$ 0	$ 129	$ 0	$ 52	$ 468	$ 187	$ 864	$ 10	$ 0	$ 2,110	$ 0
Short-term debt																																													105	125	155	133	[7]	163																																								133	163
Securitization obligations	267	327	331	245	296	[8]	296	22	31	[8],[9]	35																																																																	327	331
Total long-term and short-term debt	$ 7,602	$ 7,477	$ 7,223

[1]	Interest rates with respect to revolving loans under the senior secured credit facility are based on, at Realogy’s option, adjusted LIBOR plus 2.25% (or with respect to the extended revolving loans, 3.25%) or ABR plus 1.25% (or with respect to the extended revolving loans, 2.25%) in each case subject to reductions based on the attainment of certain leverage ratios.
[2]	The available capacity under these facilities was reduced by $53 million and $66 million of outstanding letters of credit on the non-extended and the extended revolving credit facility, respectively, at December 31, 2011. On February 2, 2012, the Company completed the 2012 Senior Secured Notes Offering (described below) which, among other things, terminated availability under the non-extended revolving credit facility. On February 27, 2012, the Company had $55 million outstanding on the extended revolving credit facility and $81 million of outstanding letters of credit.
[3]	Interest rates with respect to term loans under the senior secured credit facility are based on, at Realogy’s option, (a) adjusted LIBOR plus 3.0% (or with respect to the extended term loans, 4.25%) or (b) the higher of the Federal Funds Effective Rate plus 0.5% (or with respect to the extended term loans, 1.75%) and JPMorgan Chase Bank, N.A.’s prime rate (“ABR”) plus 2.0% (or with respect to the extended term loans, 3.25%).
[4]	Consists of $492 million of 11.50% Senior Notes due 2017, less a discount of $3 million.
[5]	Consists of $130 million of 12.00% Senior Notes due 2017, less a discount of $1 million.
[6]	Consists of $190 million of 12.375% Senior Subordinated Notes due 2015, less a discount of $3 million.
[7]	Consists of revolving credit facilities that are supported by letters of credit issued under the senior secured credit facility, $75 million due in July 2012, $8 million due in August 2012 and $50 million due in January 2013. In January 2012, Realogy repaid $25 million of the outstanding borrowings and reduced the capacity of the credit facility due in July 2012 by $25 million.
[8]	Available capacity is subject to maintaining sufficient relocation related assets to collateralize these securitization obligations.
[9]	Consists of a £35 million facility which expires in August 2015 and a £5 million working capital facility which expires in August 2012.

Short And Long-Term Debt - Schedule of Debt (Details) In Millions, unless otherwise specified	12 Months Ended																							12 Months Ended			12 Months Ended				12 Months Ended									6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	0 Months Ended									6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended				6 Months Ended																														0 Months Ended
	Dec. 31, 2011 USD ($)	Jun. 30, 2012 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2011 Extended revolving credit facility [Member] LIBOR [Member]	Dec. 31, 2011 Extended revolving credit facility [Member] ABR [Member]	Sep. 24, 2009 Second Lien Loans [Member] USD ($)	Dec. 31, 2011 12.00% Interest Rate [Member] USD ($)	Jun. 30, 2012 Secured Debt [Member] Apple Ridge Funding LLC [Member] USD ($)	Dec. 31, 2011 Secured Debt [Member] Apple Ridge Funding LLC [Member] USD ($)		Dec. 31, 2010 Secured Debt [Member] Apple Ridge Funding LLC [Member] USD ($)	Jun. 30, 2012 Secured Debt [Member] Cartus Financing Limited [Member] USD ($)	Dec. 31, 2011 Secured Debt [Member] Cartus Financing Limited [Member] USD ($)		Dec. 31, 2010 Secured Debt [Member] Cartus Financing Limited [Member] USD ($)	Jun. 30, 2012 Secured Debt [Member] Cartus Financing Limited [Member] August 2012 [Member] Working Capital Facility [Member] GBP (£)	Dec. 31, 2011 Secured Debt [Member] Cartus Financing Limited [Member] August 2012 [Member] Working Capital Facility [Member] GBP (£)	Jun. 30, 2012 Secured Debt [Member] Cartus Financing Limited [Member] August 2015 [Member] GBP (£)	Dec. 31, 2011 Secured Debt [Member] Cartus Financing Limited [Member] August 2015 [Member] GBP (£)	Jun. 30, 2012 Secured Debt [Member] Cartus Financing Limited [Member] August 2015 [Member] Working Capital Facility [Member] USD ($)	Jun. 30, 2012 Secured Debt [Member] Cartus Financing Limited [Member] August 2015 [Member] Working Capital Facility [Member] GBP (£)	Dec. 31, 2011 Secured Debt [Member] Cartus Financing Limited [Member] August 2015 [Member] Working Capital Facility [Member] GBP (£)	Dec. 31, 2010 Secured Debt [Member] Cartus Financing Limited [Member] August 2015 [Member] Working Capital Facility [Member] GBP (£)	Dec. 31, 2011 Secured Debt [Member] LIBOR [Member]	Dec. 31, 2011 Secured Debt [Member] ABR [Member]	Dec. 31, 2011 Secured Debt [Member] Federal Funds Effective Rate [Member]	Dec. 31, 2011 Secured Debt [Member] Non-extended revolving credit facility [Member] USD ($)		Jun. 30, 2012 Secured Debt [Member] Non-extended revolving credit facility [Member] USD ($)	Dec. 31, 2010 Secured Debt [Member] Non-extended revolving credit facility [Member] USD ($)	Dec. 31, 2011 Secured Debt [Member] Extended revolving credit facility [Member] USD ($)		Jun. 30, 2012 Secured Debt [Member] Extended revolving credit facility [Member] USD ($)	Feb. 27, 2012 Secured Debt [Member] Extended revolving credit facility [Member] USD ($)	Dec. 31, 2010 Secured Debt [Member] Extended revolving credit facility [Member] USD ($)	Aug. 06, 2012 Secured Debt [Member] Extended revolving credit facility [Member] Debt Instruments [Member] USD ($)	Feb. 27, 2012 Secured Debt [Member] Extended revolving credit facility [Member] Debt Instruments [Member] USD ($)	Aug. 06, 2012 Secured Debt [Member] Extended revolving credit facility [Member] Letter of Credit [Member] Debt Instruments [Member] USD ($)	Feb. 27, 2012 Secured Debt [Member] Extended revolving credit facility [Member] Letter of Credit [Member] Debt Instruments [Member] USD ($)	Jun. 30, 2012 Secured Debt [Member] Extended revolving credit facility [Member] LIBOR [Member]	Dec. 31, 2011 Secured Debt [Member] Extended revolving credit facility [Member] LIBOR [Member]	Jun. 30, 2012 Secured Debt [Member] Extended revolving credit facility [Member] ABR [Member]	Dec. 31, 2011 Secured Debt [Member] Extended revolving credit facility [Member] ABR [Member]	Feb. 02, 2012 Secured Debt [Member] Non-extended Term Loans [Member] USD ($)	Jun. 30, 2012 Secured Debt [Member] Non-extended Term Loans [Member] USD ($)	Dec. 31, 2011 Secured Debt [Member] Non-extended Term Loans [Member] USD ($)		Dec. 31, 2010 Secured Debt [Member] Non-extended Term Loans [Member] USD ($)	Jun. 30, 2012 Secured Debt [Member] Extended term loan facility [Member] USD ($)	Dec. 31, 2011 Secured Debt [Member] Extended term loan facility [Member] USD ($)		Dec. 31, 2010 Secured Debt [Member] Extended term loan facility [Member] USD ($)	Jun. 30, 2012 Secured Debt [Member] Extended term loan facility [Member] LIBOR [Member]	Dec. 31, 2011 Secured Debt [Member] Extended term loan facility [Member] LIBOR [Member]	Jun. 30, 2012 Secured Debt [Member] Extended term loan facility [Member] ABR [Member]	Dec. 31, 2011 Secured Debt [Member] Extended term loan facility [Member] ABR [Member]	Jun. 30, 2012 Secured Debt [Member] Extended term loan facility [Member] Federal Funds Effective Rate [Member]	Dec. 31, 2011 Secured Debt [Member] Extended term loan facility [Member] Federal Funds Effective Rate [Member]	Jun. 30, 2012 Secured Debt [Member] First Lien Notes [Member] USD ($)	Feb. 03, 2011 Secured Debt [Member] First Lien Notes [Member] USD ($)	Jun. 30, 2012 Secured Debt [Member] New First and Half Lien Notes [Member] USD ($)	Jun. 30, 2012 Secured Debt [Member] Letter of Credit [Member] USD ($)	Feb. 27, 2012 Secured Debt [Member] Letter of Credit [Member] USD ($)	Jun. 30, 2012 Collateralized Lien Obligations [Member] First Lien Notes [Member] USD ($)	Feb. 02, 2012 Collateralized Lien Obligations [Member] First Lien Notes [Member] USD ($)	Dec. 31, 2011 Collateralized Lien Obligations [Member] First Lien Notes [Member] USD ($)	Jun. 30, 2012 Collateralized Lien Obligations [Member] First and Half Lien Notes [Member] USD ($)	Dec. 31, 2011 Collateralized Lien Obligations [Member] First and Half Lien Notes [Member] USD ($)	Dec. 31, 2010 Collateralized Lien Obligations [Member] First and Half Lien Notes [Member] USD ($)	Jun. 30, 2012 Collateralized Lien Obligations [Member] New First and Half Lien Notes [Member] USD ($)	Feb. 02, 2012 Collateralized Lien Obligations [Member] New First and Half Lien Notes [Member] USD ($)	Dec. 31, 2011 Collateralized Lien Obligations [Member] New First and Half Lien Notes [Member] USD ($)	Jun. 30, 2012 Collateralized Lien Obligations [Member] Second Lien Loans [Member] USD ($)	Dec. 31, 2011 Collateralized Lien Obligations [Member] Second Lien Loans [Member] USD ($)	Dec. 31, 2010 Collateralized Lien Obligations [Member] Second Lien Loans [Member] USD ($)	Oct. 31, 2009 Collateralized Lien Obligations [Member] Second Lien Loans [Member] USD ($)	Jun. 30, 2012 Other Bank Indebtedness [Member] USD ($)	Dec. 31, 2011 Other Bank Indebtedness [Member] USD ($)		Dec. 31, 2010 Other Bank Indebtedness [Member] USD ($)	Jun. 30, 2012 Senior Notes [Member] 10.50% Interest Rate [Member] USD ($)	Dec. 31, 2011 Senior Notes [Member] 10.50% Interest Rate [Member] USD ($)	Dec. 31, 2010 Senior Notes [Member] 10.50% Interest Rate [Member] USD ($)	Jun. 30, 2012 Senior Notes [Member] 11.50% Interest Rate [Member] USD ($)	Dec. 31, 2011 Senior Notes [Member] 11.50% Interest Rate [Member] USD ($)		Dec. 31, 2010 Senior Notes [Member] 11.50% Interest Rate [Member] USD ($)	Jun. 30, 2012 Senior Notes [Member] 12.00% Interest Rate [Member] USD ($)	Dec. 31, 2011 Senior Notes [Member] 12.00% Interest Rate [Member] USD ($)		Dec. 31, 2010 Senior Notes [Member] 12.00% Interest Rate [Member] USD ($)	Apr. 16, 2012 Senior Toggle Notes [Member] 11.00%/11.75% Interest Rate [Member] USD ($)	Jun. 30, 2012 Senior Toggle Notes [Member] 11.00%/11.75% Interest Rate [Member] USD ($)	Dec. 31, 2011 Senior Toggle Notes [Member] 11.00%/11.75% Interest Rate [Member] USD ($)	Dec. 31, 2010 Senior Toggle Notes [Member] 11.00%/11.75% Interest Rate [Member] USD ($)	Jun. 30, 2012 Senior Subordinated Notes [Member] 12.375% Interest Rate [Member] USD ($)	Dec. 31, 2011 Senior Subordinated Notes [Member] 12.375% Interest Rate [Member] USD ($)		Dec. 31, 2010 Senior Subordinated Notes [Member] 12.375% Interest Rate [Member] USD ($)	Jun. 30, 2012 Senior Subordinated Notes [Member] 13.375% Interest Rate [Member] USD ($)	Dec. 31, 2011 Senior Subordinated Notes [Member] 13.375% Interest Rate [Member] USD ($)	Dec. 31, 2010 Senior Subordinated Notes [Member] 13.375% Interest Rate [Member] USD ($)	Sep. 04, 2012 Convertible Notes Payable [Member] 11.00% Interest Rate [Member] USD ($)	Jun. 30, 2012 Convertible Notes Payable [Member] 11.00% Interest Rate [Member] USD ($)	Dec. 31, 2011 Convertible Notes Payable [Member] 11.00% Interest Rate [Member] USD ($)	Dec. 31, 2010 Convertible Notes Payable [Member] 11.00% Interest Rate [Member] USD ($)
Total Borrowing Capacity
Line of Credit Facility, Maximum Borrowing Capacity																											$ 289	[1],[2]			$ 363	[1],[2],[3]	$ 363													$ 629	[4]			$ 1,822	[4]
Maximum borrowing capacity, notes						150	2,742									5	5	35	35	8	5	5	5																										1,822	1,822	[4]													593		593	700	700		325		325	650	650			108	133	[5],[6]		64	64		492	492	[7]		130	130	[8]			41	52		190	190	[9]		10	10			2,110	2,110
Maximum borrowing capacity, securitized obligations								400	400	[10]		63	62	[10],[11]
Total borrowing capacity	8,096	8,061
Outstanding Borrowings
Long-term debt	7,150																										78	[1],[2]	0	0	97	[1],[2]	109	55	0										0	629	[4]	3,059	1,822	1,822	[4]	0							593	700	325		81	593	593	0	700	700	0	325	325	0	650	650	650	150					64	64	1,688	489	489	[7]	0	129	129	[8]	0		41	52	468	188	187	[9]	864	10	10	0	2,100	2,110	2,110	0
Short-term debt																																																																														133	[5]	163
Convertible notes payable																																																																																																									2,110
Securitization obligations	327	267	331					245	296	[10]	296	22	31	[10],[11]	35
Total long-term and short-term debt	7,477	7,602	7,223
Available Borrowing Capacity [Abstract]
Available Capacity	493	364						155	104	[10]		41	31	[10],[11]													158	[1],[2]			200	[1],[2]	165			124										0	[4]		0	0	[4]													0			0	0		0			0	0			3	0	[5]		0	0		0	0	[7]		0	0	[8]			0	0		0	0	[9]		0	0			0	0
Interest rate, stated percentage																																																																7.63%		7.63%	7.88%	7.88%		9.00%		9.00%	13.50%	13.50%							10.50%	10.50%		11.50%	11.50%	[7]		12.00%	12.00%	[8]			11.00%	11.00%		12.38%	12.38%	[9]		13.38%	13.38%			11.00%	11.00%
Increase (decrease) in unused borrowing capacity																											53				66																															89
Senior secured credit facility, amount outstanding																																				150	55	89	81
Description of variable interest rate basis	LIBOR																							LIBOR																LIBOR	LIBOR	ABR	ABR										LIBOR	LIBOR	JPMorgan Chase Bank, N.A.’s prime rate (“ABR”)	JPMorgan Chase Bank, N.A.’s prime rate (“ABR”)	Federal Funds Effective Rate	Federal Funds Effective Rate
Basis spread on variable interest rate				3.25%	2.25%																			3.00%	2.00%	0.50%														3.25%	2.25%	2.25%	1.25%										4.25%	4.25%	3.25%	3.25%	1.75%	1.75%
Debt instrument, unamortized discount																																																																																				3	3			1	1							2	3
Repayments of Long-term Debt																																												$ 629																																																$ 11

[1]	Interest rates with respect to revolving loans under the senior secured credit facility are based on, at Realogy’s option, adjusted LIBOR plus 2.25% (or with respect to the extended revolving loans, 3.25%) or ABR plus 1.25% (or with respect to the extended revolving loans, 2.25%) in each case subject to reductions based on the attainment of certain leverage ratios.
[2]	The available capacity under these facilities was reduced by $53 million and $66 million of outstanding letters of credit on the non-extended and the extended revolving credit facility, respectively, at December 31, 2011. On February 2, 2012, the Company completed the 2012 Senior Secured Notes Offering (described below) which, among other things, terminated availability under the non-extended revolving credit facility. On February 27, 2012, the Company had $55 million outstanding on the extended revolving credit facility and $81 million of outstanding letters of credit.
[3]	The available capacity under this facility was reduced by $94 million of outstanding letters of credit after taking into consideration the $25 million reduction in letters of credit backed revolving credit borrowings that occurred in January 2012. On February 27, 2012, the Company had $55 million outstanding on the extended revolving credit facility and $81 million of outstanding letters of credit.
[4]	Interest rates with respect to term loans under the senior secured credit facility are based on, at Realogy’s option, (a) adjusted LIBOR plus 3.0% (or with respect to the extended term loans, 4.25%) or (b) the higher of the Federal Funds Effective Rate plus 0.5% (or with respect to the extended term loans, 1.75%) and JPMorgan Chase Bank, N.A.’s prime rate (“ABR”) plus 2.0% (or with respect to the extended term loans, 3.25%).
[5]	Consists of revolving credit facilities that are supported by letters of credit issued under the senior secured credit facility, $75 million due in July 2012, $8 million due in August 2012 and $50 million due in January 2013. In January 2012, Realogy repaid $25 million of the outstanding borrowings and reduced the capacity of the credit facility due in July 2012 by $25 million.
[6]	Consists of revolving credit facilities that are supported by letters of credit issued under the senior secured credit facility, $75 million due in July 2012, $8 million due in August 2012 and $50 million due in January 2013.
[7]	Consists of $492 million of 11.50% Senior Notes due 2017, less a discount of $3 million.
[8]	Consists of $130 million of 12.00% Senior Notes due 2017, less a discount of $1 million.
[9]	Consists of $190 million of 12.375% Senior Subordinated Notes due 2015, less a discount of $3 million.
[10]	Available capacity is subject to maintaining sufficient relocation related assets to collateralize these securitization obligations.
[11]	Consists of a £35 million facility which expires in August 2015 and a £5 million working capital facility which expires in August 2012.

Short And Long-Term Debt - Senior Secured Notes Offering (Details) (USD $)	6 Months Ended		12 Months Ended																																	0 Months Ended						0 Months Ended						0 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jan. 05, 2011	Sep. 24, 2009 Second Lien Loans [Member]	Sep. 24, 2009 Senior Toggle Notes [Member]	Jun. 30, 2012 Collateralized Lien Obligations [Member] First Lien Notes [Member]	Feb. 02, 2012 Collateralized Lien Obligations [Member] First Lien Notes [Member]	Dec. 31, 2011 Collateralized Lien Obligations [Member] First Lien Notes [Member]	Jun. 30, 2012 Collateralized Lien Obligations [Member] New First and Half Lien Notes [Member]	Feb. 02, 2012 Collateralized Lien Obligations [Member] New First and Half Lien Notes [Member]	Dec. 31, 2011 Collateralized Lien Obligations [Member] New First and Half Lien Notes [Member]	Jun. 30, 2012 Collateralized Lien Obligations [Member] Second Lien Loans [Member]	Dec. 31, 2011 Collateralized Lien Obligations [Member] Second Lien Loans [Member]	Dec. 31, 2010 Collateralized Lien Obligations [Member] Second Lien Loans [Member]	Oct. 31, 2009 Collateralized Lien Obligations [Member] Second Lien Loans [Member]	Jun. 30, 2012 Collateralized Lien Obligations [Member] Existing First and Half Lien Notes [Member]	Dec. 31, 2011 Collateralized Lien Obligations [Member] Existing First and Half Lien Notes [Member]	Dec. 31, 2010 Collateralized Lien Obligations [Member] Existing First and Half Lien Notes [Member]	Dec. 31, 2007 Senior Secured Credit Facility [Member]	Dec. 31, 2007 Senior Secured Credit Facility [Member] Initial Term Loan Facility [Member]	Dec. 31, 2007 Senior Secured Credit Facility [Member] Delayed Draw Term Loan Facility [Member]	Dec. 31, 2007 Unsecured Debt [Member]	Sep. 04, 2012 Convertible Notes Payable [Member] 11.00% Interest Rate [Member]	Jun. 30, 2012 Convertible Notes Payable [Member] 11.00% Interest Rate [Member]	Dec. 31, 2011 Convertible Notes Payable [Member] 11.00% Interest Rate [Member]	Dec. 31, 2010 Convertible Notes Payable [Member] 11.00% Interest Rate [Member]	Dec. 31, 2011 Existing Notes [Member]	Jan. 05, 2011 Existing Notes [Member]	Oct. 31, 2009 Existing Notes [Member] Senior Toggle Notes [Member]	Jun. 30, 2012 Secured Debt [Member] First Lien Notes [Member]	Feb. 03, 2011 Secured Debt [Member] First Lien Notes [Member]	Jun. 30, 2012 Secured Debt [Member] New First and Half Lien Notes [Member]	Feb. 02, 2012 Secured Debt [Member] Extended Revolving Credit Facility [Member]	Jun. 30, 2012 Secured Debt [Member] Extended Revolving Credit Facility [Member]	Feb. 27, 2012 Secured Debt [Member] Extended Revolving Credit Facility [Member]	Dec. 31, 2011 Secured Debt [Member] Extended Revolving Credit Facility [Member]		Dec. 31, 2010 Secured Debt [Member] Extended Revolving Credit Facility [Member]	Feb. 02, 2012 Secured Debt [Member] Revolving Credit Facility [Member]	Feb. 02, 2012 Secured Debt [Member] First Lien and New First and Half Lien Notes [Member]	Jun. 30, 2012 Secured Debt [Member] Non-extended Term Loans [Member]	Dec. 31, 2011 Secured Debt [Member] Non-extended Term Loans [Member]		Dec. 31, 2010 Secured Debt [Member] Non-extended Term Loans [Member]	Feb. 02, 2012 Secured Debt [Member] Non-extended Revolving Credit Facility [Member]	Jun. 30, 2012 Secured Debt [Member] Non-extended Revolving Credit Facility [Member]	Dec. 31, 2011 Secured Debt [Member] Non-extended Revolving Credit Facility [Member]		Dec. 31, 2010 Secured Debt [Member] Non-extended Revolving Credit Facility [Member]	Feb. 03, 2011 Secured Debt [Member] Incremental Term Loans [Member]	Jan. 05, 2011 Tendered for Convertible Notes [Member]	Jan. 05, 2011 Converted to Extended Term Loans [Member]	Feb. 03, 2011 Converted to Extended Term Loans [Member] Secured Debt [Member] Extended Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Senior Notes						$ 303,000,000																										$ 221,000,000																						$ 2,110,000,000	$ 632,000,000
Long-term debt			7,150,000,000						593,000,000	593,000,000	0	325,000,000	325,000,000	0	650,000,000	650,000,000	650,000,000	150,000,000	700,000,000	700,000,000	0					2,100,000,000	2,110,000,000	2,110,000,000	0				593,000,000	700,000,000	325,000,000		109,000,000	55,000,000	97,000,000	[1],[2]	0			0	629,000,000	[3]	3,059,000,000		0	78,000,000	[1],[2]	0
Debt Instrument, Amount Transferred Among Debt Types																																																								98,000,000
Debt Instrument, Face Amount							150,000,000	221,000,000	593,000,000		593,000,000	325,000,000		325,000,000	650,000,000	650,000,000			700,000,000	700,000,000		3,170,000,000	1,950,000,000	1,220,000,000			2,110,000,000	2,110,000,000		303,000,000	2,110,000,000
Business Acquisition, Cost of Acquired Entity, Liabilities Incurred																									3,125,000,000
Proceeds from issuance of senior long-term debt	0	98,000,000	98,000,000	0	0																																						918,000,000
Interest rate, stated percentage									7.63%		7.63%	9.00%		9.00%	13.50%	13.50%			7.88%	7.88%							11.00%	11.00%
Repayments of Senior Debt	640,000,000	703,000,000	706,000,000	32,000,000	32,000,000																															156,000,000						289,000,000						133,000,000
Line of Credit Facility, Maximum Borrowing Capacity																																					$ 363,000,000		$ 363,000,000	[1],[2],[4]					$ 629,000,000	[3]				$ 289,000,000	[1],[2]		$ 350,000,000

[1]	Interest rates with respect to revolving loans under the senior secured credit facility are based on, at Realogy’s option, adjusted LIBOR plus 2.25% (or with respect to the extended revolving loans, 3.25%) or ABR plus 1.25% (or with respect to the extended revolving loans, 2.25%) in each case subject to reductions based on the attainment of certain leverage ratios.
[2]	The available capacity under these facilities was reduced by $53 million and $66 million of outstanding letters of credit on the non-extended and the extended revolving credit facility, respectively, at December 31, 2011. On February 2, 2012, the Company completed the 2012 Senior Secured Notes Offering (described below) which, among other things, terminated availability under the non-extended revolving credit facility. On February 27, 2012, the Company had $55 million outstanding on the extended revolving credit facility and $81 million of outstanding letters of credit.
[3]	Interest rates with respect to term loans under the senior secured credit facility are based on, at Realogy’s option, (a) adjusted LIBOR plus 3.0% (or with respect to the extended term loans, 4.25%) or (b) the higher of the Federal Funds Effective Rate plus 0.5% (or with respect to the extended term loans, 1.75%) and JPMorgan Chase Bank, N.A.’s prime rate (“ABR”) plus 2.0% (or with respect to the extended term loans, 3.25%).
[4]	The available capacity under this facility was reduced by $94 million of outstanding letters of credit after taking into consideration the $25 million reduction in letters of credit backed revolving credit borrowings that occurred in January 2012. On February 27, 2012, the Company had $55 million outstanding on the extended revolving credit facility and $81 million of outstanding letters of credit.

Short And Long Term Debt - Refinancing Transactions (Details) (USD $)	6 Months Ended		12 Months Ended																														0 Months Ended										0 Months Ended					0 Months Ended					0 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jan. 05, 2011	Sep. 24, 2009 Second Lien Loans [Member]	Sep. 24, 2009 Senior Toggle Notes [Member]	Dec. 31, 2007 Senior Secured Credit Facility [Member]	Dec. 31, 2007 Senior Secured Credit Facility [Member] Initial Term Loan Facility [Member]	Dec. 31, 2007 Senior Secured Credit Facility [Member] Delayed Draw Term Loan Facility [Member]	Dec. 31, 2007 Unsecured Debt [Member]	Sep. 04, 2012 Convertible Notes Payable [Member] 11.00% Interest Rate [Member]	Jun. 30, 2012 Convertible Notes Payable [Member] 11.00% Interest Rate [Member]	Dec. 31, 2011 Convertible Notes Payable [Member] 11.00% Interest Rate [Member]	Dec. 31, 2010 Convertible Notes Payable [Member] 11.00% Interest Rate [Member]	Jun. 30, 2012 Collateralized Lien Obligations [Member] Second Lien Loans [Member]	Dec. 31, 2011 Collateralized Lien Obligations [Member] Second Lien Loans [Member]	Dec. 31, 2010 Collateralized Lien Obligations [Member] Second Lien Loans [Member]	Oct. 31, 2009 Collateralized Lien Obligations [Member] Second Lien Loans [Member]	Jun. 30, 2012 Collateralized Lien Obligations [Member] Existing First and Half Lien Notes [Member]	Dec. 31, 2011 Collateralized Lien Obligations [Member] Existing First and Half Lien Notes [Member]	Dec. 31, 2010 Collateralized Lien Obligations [Member] Existing First and Half Lien Notes [Member]	Jun. 30, 2012 Collateralized Lien Obligations [Member] First Lien Notes [Member]	Feb. 02, 2012 Collateralized Lien Obligations [Member] First Lien Notes [Member]	Dec. 31, 2011 Collateralized Lien Obligations [Member] First Lien Notes [Member]	Jun. 30, 2012 Collateralized Lien Obligations [Member] New First and Half Lien Notes [Member]	Feb. 02, 2012 Collateralized Lien Obligations [Member] New First and Half Lien Notes [Member]	Dec. 31, 2011 Collateralized Lien Obligations [Member] New First and Half Lien Notes [Member]	Dec. 31, 2011 Existing Notes [Member]	Jan. 05, 2011 Existing Notes [Member]	Oct. 31, 2009 Existing Notes [Member] Senior Toggle Notes [Member]	Feb. 02, 2012 Secured Debt [Member] Extended revolving credit facility [Member]	Jun. 30, 2012 Secured Debt [Member] Extended revolving credit facility [Member]	Feb. 27, 2012 Secured Debt [Member] Extended revolving credit facility [Member]	Dec. 31, 2011 Secured Debt [Member] Extended revolving credit facility [Member]		Dec. 31, 2010 Secured Debt [Member] Extended revolving credit facility [Member]	Jun. 30, 2012 Secured Debt [Member] First Lien Notes [Member]	Feb. 03, 2011 Secured Debt [Member] First Lien Notes [Member]	Feb. 03, 2011 Secured Debt [Member] Incremental Term Loans [Member]	Jun. 30, 2012 Secured Debt [Member] New First and Half Lien Notes [Member]	Feb. 02, 2012 Secured Debt [Member] First Lien and New First and Half Lien Notes [Member]	Jun. 30, 2012 Secured Debt [Member] Non-extended Term Loans [Member]	Dec. 31, 2011 Secured Debt [Member] Non-extended Term Loans [Member]		Dec. 31, 2010 Secured Debt [Member] Non-extended Term Loans [Member]	Feb. 02, 2012 Secured Debt [Member] Non-extended revolving credit facility [Member]	Jun. 30, 2012 Secured Debt [Member] Non-extended revolving credit facility [Member]	Dec. 31, 2011 Secured Debt [Member] Non-extended revolving credit facility [Member]		Dec. 31, 2010 Secured Debt [Member] Non-extended revolving credit facility [Member]	Feb. 02, 2012 Secured Debt [Member] Revolving Credit Facility [Member]	Jan. 05, 2011 Tendered for Convertible Notes [Member]	Jan. 05, 2011 Converted to Extended Term Loans [Member]	Feb. 03, 2011 Converted to Extended Term Loans [Member] Secured Debt [Member] Extended revolving credit facility [Member]
Debt Instrument [Line Items]
Senior Notes						$ 303,000,000																										$ 221,000,000																						$ 2,110,000,000	$ 632,000,000
Debt balance converted to other debt type																																																								98,000,000
Senior secured credit facility, initial amount borrowed							150,000,000	221,000,000	3,170,000,000	1,950,000,000	1,220,000,000			2,110,000,000	2,110,000,000		650,000,000	650,000,000			700,000,000	700,000,000		593,000,000		593,000,000	325,000,000		325,000,000	303,000,000	2,110,000,000
Long-term debt			7,150,000,000										2,100,000,000	2,110,000,000	2,110,000,000	0	650,000,000	650,000,000	650,000,000	150,000,000	700,000,000	700,000,000	0	593,000,000	593,000,000	0	325,000,000	325,000,000	0					109,000,000	55,000,000	97,000,000	[1],[2]	0	593,000,000	700,000,000		325,000,000		0	629,000,000	[3]	3,059,000,000		0	78,000,000	[1],[2]	0
Line of Credit Facility, Maximum Borrowing Capacity																																		363,000,000		363,000,000	[1],[2],[4]				350,000,000				629,000,000	[3]				289,000,000	[1],[2]
Interest rate, stated percentage														11.00%	11.00%		13.50%	13.50%			7.88%	7.88%		7.63%		7.63%	9.00%		9.00%
Business acquisition, principal amount of debt issued												3,125,000,000
Convertible notes payable															2,110,000,000
Proceeds from issuance of senior long-term debt	0	98,000,000	98,000,000	0	0																																						918,000,000
Repayments of Senior Debt	$ 640,000,000	$ 703,000,000	$ 706,000,000	$ 32,000,000	$ 32,000,000																												$ 156,000,000															$ 133,000,000					$ 289,000,000

[1]	Interest rates with respect to revolving loans under the senior secured credit facility are based on, at Realogy’s option, adjusted LIBOR plus 2.25% (or with respect to the extended revolving loans, 3.25%) or ABR plus 1.25% (or with respect to the extended revolving loans, 2.25%) in each case subject to reductions based on the attainment of certain leverage ratios.
[2]	The available capacity under these facilities was reduced by $53 million and $66 million of outstanding letters of credit on the non-extended and the extended revolving credit facility, respectively, at December 31, 2011. On February 2, 2012, the Company completed the 2012 Senior Secured Notes Offering (described below) which, among other things, terminated availability under the non-extended revolving credit facility. On February 27, 2012, the Company had $55 million outstanding on the extended revolving credit facility and $81 million of outstanding letters of credit.
[3]	Interest rates with respect to term loans under the senior secured credit facility are based on, at Realogy’s option, (a) adjusted LIBOR plus 3.0% (or with respect to the extended term loans, 4.25%) or (b) the higher of the Federal Funds Effective Rate plus 0.5% (or with respect to the extended term loans, 1.75%) and JPMorgan Chase Bank, N.A.’s prime rate (“ABR”) plus 2.0% (or with respect to the extended term loans, 3.25%).
[4]	The available capacity under this facility was reduced by $94 million of outstanding letters of credit after taking into consideration the $25 million reduction in letters of credit backed revolving credit borrowings that occurred in January 2012. On February 27, 2012, the Company had $55 million outstanding on the extended revolving credit facility and $81 million of outstanding letters of credit.

Short And Long-Term Debt - First and a Half Lien Notes (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Jun. 30, 2012 Collateralized Lien Obligations [Member] Existing First and Half Lien Notes [Member]	Dec. 31, 2011 Collateralized Lien Obligations [Member] Existing First and Half Lien Notes [Member]	Dec. 31, 2010 Collateralized Lien Obligations [Member] Existing First and Half Lien Notes [Member]	Jun. 30, 2012 Collateralized Lien Obligations [Member] First Lien Notes [Member]	Feb. 02, 2012 Collateralized Lien Obligations [Member] First Lien Notes [Member]	Dec. 31, 2011 Collateralized Lien Obligations [Member] First Lien Notes [Member]	Jun. 30, 2012 Collateralized Lien Obligations [Member] New First and Half Lien Notes [Member]	Feb. 02, 2012 Collateralized Lien Obligations [Member] New First and Half Lien Notes [Member]	Dec. 31, 2011 Collateralized Lien Obligations [Member] New First and Half Lien Notes [Member]	Jun. 30, 2012 Secured Debt [Member] First Lien Notes [Member]	Feb. 03, 2011 Secured Debt [Member] First Lien Notes [Member]	Jun. 30, 2012 Secured Debt [Member] New First and Half Lien Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount		$ 700	$ 700		$ 593		$ 593	$ 325		$ 325
Interest rate, stated percentage		7.88%	7.88%		7.63%		7.63%	9.00%		9.00%
Long-term debt	$ 7,150	$ 700	$ 700	$ 0	$ 593	$ 593	$ 0	$ 325	$ 325	$ 0	$ 593	$ 700	$ 325

Short And Long-Term Debt - Senior Secured Credit Facility (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended										6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended							12 Months Ended
	Jun. 30, 2012 Quarters	Dec. 31, 2011	Sep. 24, 2009 Second Lien Loans [Member]	Jun. 30, 2012 Collateralized Lien Obligations [Member] First Lien Notes [Member]	Dec. 31, 2011 Collateralized Lien Obligations [Member] First Lien Notes [Member]	Jun. 30, 2012 Collateralized Lien Obligations [Member] Second Lien Loans [Member]	Dec. 31, 2011 Collateralized Lien Obligations [Member] Second Lien Loans [Member]	Jun. 30, 2012 Maximum [Member] Synthetic Letter of Credit Facility [Member]	Dec. 31, 2011 Maximum [Member] Synthetic Letter of Credit Facility [Member]	Jun. 30, 2012 Maximum [Member] General Corporate Working Capital Facility [Member] Synthetic Letter of Credit Facility [Member]	Dec. 31, 2011 Maximum [Member] General Corporate Working Capital Facility [Member] Synthetic Letter of Credit Facility [Member]	Jun. 30, 2012 Maximum [Member] Non-voting Stock [Member] First Lien Notes [Member]	Dec. 31, 2011 Maximum [Member] Non-voting Stock [Member] First Lien Notes [Member]	Jun. 30, 2012 Maximum [Member] Voting Stock, Foreign Subsidiary [Member] First Lien Notes [Member]	Dec. 31, 2011 Maximum [Member] Voting Stock, Foreign Subsidiary [Member] First Lien Notes [Member]	Jun. 30, 2012 October 2013 [Member] Synthetic Letter of Credit Facility [Member]	Dec. 31, 2011 October 2013 [Member] Synthetic Letter of Credit Facility [Member]	Jun. 30, 2012 October 2016 [Member] Synthetic Letter of Credit Facility [Member]	Dec. 31, 2011 October 2016 [Member] Synthetic Letter of Credit Facility [Member]	Jun. 30, 2012 Standby Letters of Credit [Member]	Dec. 31, 2011 Standby Letters of Credit [Member]	Dec. 31, 2011 Required Covenant Ratio [Member]	Jun. 30, 2012 Required Covenant Ratio [Member]	Dec. 31, 2011 Required Covenant Ratio [Member] Maximum [Member]	Dec. 31, 2011 Scenario, Forecast [Member]	Jun. 30, 2012 Scenario, Actual [Member]	Dec. 31, 2011 Scenario, Actual [Member]
Debt Instrument [Line Items]
Quarterly amortization payment percent per annum of principal, non-extended term loans		1.00%
First security pledge of capital stock												100.00%	100.00%	65.00%	65.00%
Debt Instrument, Face Amount			$ 150	$ 593	$ 593	$ 650	$ 650
Credit facility, current borrowing capacity											100
Letter of credit facility, borrowing capacity								186	187	100	100					43	43	143	144
Debt instrument, EBITDA term related to indebtedness ratio																						12 months
Guaranty Liabilities																				$ 70	$ 70
Ratio of indebtedness to net capital																						4.75	4.75	4.75	3.87	4.08	4.44
Projected term of compliance with debt covenants																						12 months
Event of default, right to cure leverage ratio, number of quarters	3
Event of default, right to cure leverage ratio, equity infusion, period																						12 months

Short And Long-Term Debt - Other Bank Indebtedness (Details) In Millions, unless otherwise specified	12 Months Ended				12 Months Ended											12 Months Ended
	Dec. 31, 2011 USD ($)	Jun. 30, 2012 USD ($)	Dec. 31, 2011 Cartus Financing Limited [Member]	Dec. 31, 2010 Cartus Financing Limited [Member]	Dec. 31, 2011 Line of Credit [Member] USD ($)	Jun. 30, 2012 Line of Credit [Member] USD ($)	Dec. 31, 2010 Line of Credit [Member] USD ($)	Jun. 30, 2012 Other Bank Indebtedness [Member] USD ($)	Dec. 31, 2011 Other Bank Indebtedness [Member] USD ($)		Dec. 31, 2010 Other Bank Indebtedness [Member] USD ($)	Jun. 30, 2012 August 2012 [Member] Line of Credit [Member] USD ($)	Dec. 31, 2011 August 2012 [Member] Line of Credit [Member] USD ($)	Jun. 30, 2012 January 2013 [Member] Line of Credit [Member] USD ($)	Dec. 31, 2011 January 2013 [Member] Line of Credit [Member] USD ($)	Dec. 31, 2011 July 2013 [Member] Line of Credit [Member] USD ($)	Jun. 30, 2012 July 2013 [Member] Line of Credit [Member] USD ($)	Jun. 30, 2012 Cartus Financing Limited [Member] Secured Debt [Member] USD ($)	Dec. 31, 2011 Cartus Financing Limited [Member] Secured Debt [Member] USD ($)		Jun. 30, 2012 Cartus Financing Limited [Member] Secured Debt [Member] August 2015 [Member] GBP (£)	Dec. 31, 2011 Cartus Financing Limited [Member] Secured Debt [Member] August 2015 [Member] GBP (£)	Jun. 30, 2012 Cartus Financing Limited [Member] Secured Debt [Member] Working Capital Facility [Member] August 2015 [Member] USD ($)	Jun. 30, 2012 Cartus Financing Limited [Member] Secured Debt [Member] Working Capital Facility [Member] August 2015 [Member] GBP (£)	Dec. 31, 2011 Cartus Financing Limited [Member] Secured Debt [Member] Working Capital Facility [Member] August 2015 [Member] GBP (£)	Dec. 31, 2010 Cartus Financing Limited [Member] Secured Debt [Member] Working Capital Facility [Member] August 2015 [Member] GBP (£)	Jun. 30, 2012 Cartus Financing Limited [Member] Secured Debt [Member] Working Capital Facility [Member] August 2012 [Member] GBP (£)	Dec. 31, 2011 Cartus Financing Limited [Member] Secured Debt [Member] Working Capital Facility [Member] August 2012 [Member] GBP (£)	Dec. 31, 2011 Carrying (Reported) Amount, Fair Value Disclosure [Member] Other Bank Indebtedness [Member] USD ($)	Dec. 31, 2010 Carrying (Reported) Amount, Fair Value Disclosure [Member] Other Bank Indebtedness [Member] USD ($)
Debt Instrument [Line Items]
Debt Instrument, Face Amount					$ 125	$ 100		$ 108	$ 133	[1],[2]		$ 8									£ 35	£ 35	$ 8	£ 5	£ 5	£ 5	£ 5	£ 5
Short-term debt					125	105	155		133	[1]	163	5	8	50	50	75	50												133	163
Short-term Debt, Term	1 year
Unused borrowing capacity	493	364						3	0	[1]								41	31	[3],[4]
Repayments of Long-term Debt					25
Line of credit facility, decrease in borrowing capacity																$ 25
Short-term debt, weighted average interest rate			2.50%	2.50%	2.90%	2.90%	3.00%

[1]	Consists of revolving credit facilities that are supported by letters of credit issued under the senior secured credit facility, $75 million due in July 2012, $8 million due in August 2012 and $50 million due in January 2013. In January 2012, Realogy repaid $25 million of the outstanding borrowings and reduced the capacity of the credit facility due in July 2012 by $25 million.
[2]	Consists of revolving credit facilities that are supported by letters of credit issued under the senior secured credit facility, $75 million due in July 2012, $8 million due in August 2012 and $50 million due in January 2013.
[3]	Consists of a £35 million facility which expires in August 2015 and a £5 million working capital facility which expires in August 2012.
[4]	Available capacity is subject to maintaining sufficient relocation related assets to collateralize these securitization obligations.

Short And Long-Term Debt - Unsecured Notes (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended															0 Months Ended														6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jan. 05, 2011	Sep. 24, 2009 Senior Toggle Notes [Member]	Dec. 31, 2011 12.00% Interest Rate [Member]	Apr. 10, 2007 Senior Notes [Member]	Jun. 30, 2012 Senior Notes [Member] 10.50% Interest Rate [Member]	Dec. 31, 2011 Senior Notes [Member] 10.50% Interest Rate [Member]	Jun. 30, 2012 Senior Notes [Member] 11.50% Interest Rate [Member]	Dec. 31, 2011 Senior Notes [Member] 11.50% Interest Rate [Member]		Jun. 30, 2012 Senior Notes [Member] 12.00% Interest Rate [Member]	Dec. 31, 2011 Senior Notes [Member] 12.00% Interest Rate [Member]		Apr. 16, 2012 Senior Toggle Notes [Member]	Apr. 10, 2007 Senior Toggle Notes [Member]	Jun. 30, 2012 Senior Toggle Notes [Member] 11.00%/11.75% Interest Rate [Member]	Dec. 31, 2011 Senior Toggle Notes [Member] 11.00%/11.75% Interest Rate [Member]	Apr. 10, 2007 Senior Subordinated Notes [Member]	Jun. 30, 2012 Senior Subordinated Notes [Member] 12.375% Interest Rate [Member]	Dec. 31, 2011 Senior Subordinated Notes [Member] 12.375% Interest Rate [Member]		Jun. 30, 2012 Senior Subordinated Notes [Member] 13.375% Interest Rate [Member]	Dec. 31, 2011 Senior Subordinated Notes [Member] 13.375% Interest Rate [Member]	Dec. 31, 2011 Existing Notes [Member]	Jan. 05, 2011 Existing Notes [Member]	Oct. 31, 2009 Existing Notes [Member] Senior Toggle Notes [Member]	Jan. 05, 2011 Extended Maturity Notes [Member]	Jun. 30, 2012 Cash Interest [Member] Senior Toggle Notes [Member]	Dec. 31, 2011 Cash Interest [Member] Senior Toggle Notes [Member]	Jun. 30, 2012 Issuance of Senior Notes (PIK Interest) [Member] Senior Toggle Notes [Member]	Dec. 31, 2011 Issuance of Senior Notes (PIK Interest) [Member] Senior Toggle Notes [Member]	Jun. 30, 2012 Cash Interest [Member] Senior Toggle Notes [Member]	Dec. 31, 2011 Cash Interest [Member] Senior Toggle Notes [Member]
Debt Instrument [Line Items]
Senior Notes						$ 303			$ 1,700										$ 550			$ 875								$ 221
Debt Instrument, Face Amount							221	2,742		64	64	492	492	[1]	130	130	[2]			41	52		190	190	[3]	10	10	303	2,110		632
Redemption Price, Convertible Debt, Percent of Principal			90.00%
Interest rate, stated percentage										10.50%	10.50%	11.50%	11.50%	[1]	12.00%	12.00%	[2]			11.00%	11.00%		12.38%	12.38%	[3]	13.38%	13.38%
Payment of interest on senior notes, allocation percentage																																50.00%	50.00%	50.00%	50.00%
Description of variable interest rate basis			LIBOR																																	PIK Interest on the Senior Toggle Notes accrues at the Cash Interest rate per annum	PIK Interest on the Senior Toggle Notes accrues at the Cash Interest rate per annum
Basis spread on variable interest rate																																				0.75%	0.75%
Repayments of Senior Debt	$ 640	$ 703	$ 706	$ 32	$ 32													$ 11

[1]	Consists of $492 million of 11.50% Senior Notes due 2017, less a discount of $3 million.
[2]	Consists of $130 million of 12.00% Senior Notes due 2017, less a discount of $1 million.
[3]	Consists of $190 million of 12.375% Senior Subordinated Notes due 2015, less a discount of $3 million.

Short And Long-Term Debt - Convertible Notes (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Redemption Price, Convertible Debt, Percent of Principal		90.00%
Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Redemption Price, Convertible Debt, Percent of Principal	90.00%	90.00%
Convertible Notes Payable [Member] | 11.00% Interest Rate [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage	11.00%	11.00%
Class A Common Stock [Member] | Series A and Series B Notes [Member]
Debt Instrument [Line Items]
Convertible debt instrument, conversion ratio	25.625	25.625
Class A Common Stock [Member] | Series C Notes [Member]
Debt Instrument [Line Items]
Convertible debt instrument, conversion ratio	26.975	26.975
Per $1,000 Aggregate Principal Increment [Member] | Convertible Notes Payable [Member] | Series A and Series B Notes [Member]
Debt Instrument [Line Items]
Convertible debt instrument, conversion ratio	39.0244	39.0244
Per $1,000 Aggregate Principal Increment [Member] | Convertible Notes Payable [Member] | Series C Notes [Member]
Debt Instrument [Line Items]
Convertible debt instrument, conversion ratio	37.0714	37.0714
Per $1,000 Aggregate Principal Increment [Member] | Class A Common Stock [Member] | Series A and Series B Notes [Member]
Debt Instrument [Line Items]
Convertible debt instrument, conversion ratio	1,000
Per $1,000 Aggregate Principal Increment [Member] | Class A Common Stock [Member] | Series C Notes [Member]
Debt Instrument [Line Items]
Convertible debt instrument, conversion ratio	1,000	1,000

Short And Long-Term Debt - Loss on the Early Extinguishment of Debt and Write-Off of Deferred Financing Costs (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 24, 2009 Senior Toggle Notes [Member]	Sep. 24, 2009 Second Lien Loans [Member]
Debt Instrument [Line Items]
Loss on the early extinguishment of debt	$ 0	$ 0	$ (36)	$ 6	$ 36	$ 36	$ 0	$ (75)
Debt modifications, write-off of deferred financing costs to interest expense					7	7
Debt Instrument, Face Amount									$ 221	$ 150

Short And Long-Term Debt - Securitization Obligations (Details) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2011 USD ($)	Jun. 30, 2012 USD ($)	Jun. 30, 2011 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Jun. 30, 2012 Secured Debt [Member] USD ($)	Jun. 30, 2011 Secured Debt [Member] USD ($)	Jun. 30, 2012 Secured Debt [Member] USD ($)	Jun. 30, 2011 Secured Debt [Member] USD ($)	Dec. 31, 2011 Secured Debt [Member] USD ($)	Dec. 31, 2010 Secured Debt [Member] USD ($)	Jun. 30, 2012 Apple Ridge Funding LLC [Member] Secured Debt [Member] USD ($)	Dec. 31, 2011 Apple Ridge Funding LLC [Member] Secured Debt [Member] USD ($)		Jun. 30, 2012 Cartus Financing Limited [Member] Secured Debt [Member] USD ($)	Dec. 31, 2011 Cartus Financing Limited [Member] Secured Debt [Member] USD ($)		Jun. 30, 2012 Cartus Financing Limited [Member] Secured Debt [Member] August 2015 [Member] GBP (£)	Dec. 31, 2011 Cartus Financing Limited [Member] Secured Debt [Member] August 2015 [Member] GBP (£)	Jun. 30, 2012 Working Capital Facility [Member] Cartus Financing Limited [Member] Secured Debt [Member] August 2015 [Member] USD ($)	Jun. 30, 2012 Working Capital Facility [Member] Cartus Financing Limited [Member] Secured Debt [Member] August 2015 [Member] GBP (£)	Dec. 31, 2011 Working Capital Facility [Member] Cartus Financing Limited [Member] Secured Debt [Member] August 2015 [Member] GBP (£)	Dec. 31, 2010 Working Capital Facility [Member] Cartus Financing Limited [Member] Secured Debt [Member] August 2015 [Member] GBP (£)	Jun. 30, 2012 Working Capital Facility [Member] Cartus Financing Limited [Member] Secured Debt [Member] August 2012 [Member] GBP (£)	Dec. 31, 2011 Working Capital Facility [Member] Cartus Financing Limited [Member] Secured Debt [Member] August 2012 [Member] GBP (£)
Debt Instrument [Line Items]
Securitized obligation, maximum borrowing capacity														$ 400	$ 400	[1]	$ 63	$ 62	[1],[2]
Debt Instrument, Face Amount																				35	35	8	5	5	5	5	5
Pledged assets, not separetely reported, relocation receivables and other relocation assets								393		393		366	393
Securitized Obligations, Term for Realization of Relocation Related Assets												12 months
Interest expense	$ 176	$ 161	$ 346	$ 340	$ 666	$ 604	$ 583	$ 2	$ 2	$ 4	$ 3	$ 6	$ 7
Securitized obligation, weighted average interest rate								3.50%	1.90%	3.50%	1.90%	2.10%	2.40%

[1]	Available capacity is subject to maintaining sufficient relocation related assets to collateralize these securitization obligations.
[2]	Consists of a £35 million facility which expires in August 2015 and a £5 million working capital facility which expires in August 2012.

Employee Benefit Plans Employee Benefit Plans (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended				12 Months Ended				12 Months Ended																																																								12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Post-retirement Health and Welfare Plans and Non-qualified Pension Plan [Member]	Dec. 31, 2010 Post-retirement Health and Welfare Plans and Non-qualified Pension Plan [Member]	Dec. 31, 2011 Defined Contribution Savings Plan [Member]	Dec. 31, 2010 Defined Contribution Savings Plan [Member]	Dec. 31, 2009 Defined Contribution Savings Plan [Member]	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2011 Maximum [Member] Post-retirement Health and Welfare Plans and Non-qualified Pension Plan [Member]	Dec. 31, 2010 Maximum [Member] Post-retirement Health and Welfare Plans and Non-qualified Pension Plan [Member]	Dec. 31, 2011 Cash and Cash Equivalents [Member]	Dec. 31, 2010 Cash and Cash Equivalents [Member]	Dec. 31, 2011 US Large Cap Funds [Member]	Dec. 31, 2010 US Large Cap Funds [Member]	Dec. 31, 2011 US Small Cap Funds [Member]	Dec. 31, 2010 US Small Cap Funds [Member]	Dec. 31, 2011 International Funds [Member]	Dec. 31, 2010 International Funds [Member]	Dec. 31, 2011 Real Estate Fund [Member]	Dec. 31, 2010 Real Estate Fund [Member]	Dec. 31, 2011 Fixed Income Securities [Member]	Dec. 31, 2010 Fixed Income Securities [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2010 Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 1 [Member] Cash and Cash Equivalents [Member]	Dec. 31, 2010 Fair Value, Inputs, Level 1 [Member] Cash and Cash Equivalents [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 1 [Member] US Large Cap Funds [Member]	Dec. 31, 2010 Fair Value, Inputs, Level 1 [Member] US Large Cap Funds [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 1 [Member] US Small Cap Funds [Member]	Dec. 31, 2010 Fair Value, Inputs, Level 1 [Member] US Small Cap Funds [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 1 [Member] International Funds [Member]	Dec. 31, 2010 Fair Value, Inputs, Level 1 [Member] International Funds [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 1 [Member] Real Estate Fund [Member]	Dec. 31, 2010 Fair Value, Inputs, Level 1 [Member] Real Estate Fund [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 1 [Member] Fixed Income Securities [Member]	Dec. 31, 2010 Fair Value, Inputs, Level 1 [Member] Fixed Income Securities [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2010 Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 2 [Member] Cash and Cash Equivalents [Member]	Dec. 31, 2010 Fair Value, Inputs, Level 2 [Member] Cash and Cash Equivalents [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 2 [Member] US Large Cap Funds [Member]	Dec. 31, 2010 Fair Value, Inputs, Level 2 [Member] US Large Cap Funds [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 2 [Member] US Small Cap Funds [Member]	Dec. 31, 2010 Fair Value, Inputs, Level 2 [Member] US Small Cap Funds [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 2 [Member] International Funds [Member]	Dec. 31, 2010 Fair Value, Inputs, Level 2 [Member] International Funds [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 2 [Member] Real Estate Fund [Member]	Dec. 31, 2010 Fair Value, Inputs, Level 2 [Member] Real Estate Fund [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 2 [Member] Fixed Income Securities [Member]	Dec. 31, 2010 Fair Value, Inputs, Level 2 [Member] Fixed Income Securities [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2010 Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 3 [Member] Cash and Cash Equivalents [Member]	Dec. 31, 2010 Fair Value, Inputs, Level 3 [Member] Cash and Cash Equivalents [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 3 [Member] US Large Cap Funds [Member]	Dec. 31, 2010 Fair Value, Inputs, Level 3 [Member] US Large Cap Funds [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 3 [Member] US Small Cap Funds [Member]	Dec. 31, 2010 Fair Value, Inputs, Level 3 [Member] US Small Cap Funds [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 3 [Member] International Funds [Member]	Dec. 31, 2010 Fair Value, Inputs, Level 3 [Member] International Funds [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 3 [Member] Real Estate Fund [Member]	Dec. 31, 2010 Fair Value, Inputs, Level 3 [Member] Real Estate Fund [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 3 [Member] Fixed Income Securities [Member]	Dec. 31, 2010 Fair Value, Inputs, Level 3 [Member] Fixed Income Securities [Member]	Dec. 31, 2011 Benefit Obligation [Member]	Dec. 31, 2010 Benefit Obligation [Member]	Dec. 31, 2011 Net Periodic Pension Cost [Member]	Dec. 31, 2010 Net Periodic Pension Cost [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, accumulated benefit obligation					$ 154	$ 135
Defined benefit plan, unfunded accumulated benefit obligation					60	44
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year			154	135	135	125						9
Interest cost					7	7
Actuarial (gain) loss					20	11
Net benefits paid					(8)	(8)
Benefit obligation at end of year					154	135						9
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year			94	91	91	86									2	2	25	22	5	5	8	7	3	3	51	52	2	2	2	2	0	0	0	0	0	0	0	0	0	0	92	89	0	0	25	22	5	5	8	7	3	3	51	52	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Actual return on plan assets					3	10
Employer contribution					8	3
Net benefits paid					(8)	(8)
Fair value of plan assets at end of year					94	91									2	2	25	22	5	5	8	7	3	3	51	52	2	2	2	2	0	0	0	0	0	0	0	0	0	0	92	89	0	0	25	22	5	5	8	7	3	3	51	52	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Weighted Average Assumptions Used to Determine Benefit Obligation and Net Periodic Benefit Cost [Abstract]
Discount rate for year-end obligation					4.10%	5.20%
Discount rate for net periodic pension cost					5.20%	5.70%
Expected long-term return on assets																																																																					7.50%	7.50%	7.25%	7.50%
Compensation increase					0.00%	0.00%
Net periodic pension cost	1	1	3	2	3	3
Actuarial loss					3	2
Expected return on plan assets	2	2	3	3	7	6
Defined Benefit Plan, Estimated Future Employer Contributions [Abstract]
2012					8
2013					8
2014					8
2015					9
2016					9
2017 through 2021					48
Other comprehensive loss					21	6
Other comprehensive income, net periodic pension cost					24	9
Accumulated other comprehensive income not yet recognized as periodic pension cost (benefit), actuarial loss					54	34
Defined Benefit Plan, Fair Value of Plan Assets [Abstract]
Fair value of plan assets					94	91									2	2	25	22	5	5	8	7	3	3	51	52	2	2	2	2	0	0	0	0	0	0	0	0	0	0	92	89	0	0	25	22	5	5	8	7	3	3	51	52	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Other Employee Benefit Plans [Abstract]
Projected benefit obligation							10	10
Other post-retirement benefit expense									$ 5	$ 2	$ 0		$ 1	$ 1

Income Taxes - Income Tax Provision (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current:
Federal					$ 1	$ 0	$ (1)
State					5	(3)	1
Foreign					8	5	8
Current income taxes					14	2	8
Deferred:
Federal					28	112	(45)
State					(10)	19	(13)
Deferred income taxes			12	(1)	18	131	(59)
Deferred Income Tax Expense (Benefit) - Tax FN							(58)
Income tax expense (benefit)	$ 8	$ 1	$ 15	$ 2	$ 32	$ 133	$ (50)

Income Taxes - Pre-tax Income (Loss) for Domestic and Foreign Operations (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Tax Disclosure [Abstract]
Domestic	$ (422)	$ 30	$ (334)
Foreign	13	6	24
Pre-tax income	$ (409)	$ 36	$ (310)

Income Taxes - Deferred Income Tax Asssets and Liabilities (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current deferred income tax assets:
Accrued liabilities and deferred income		$ 84	$ 78
Provision for doubtful accounts		23	27
Liability for unrecognized tax benefits		3	0
Cash flow hedges		3	0
Current deferred income tax assets		113	105
Less: valuation allowance		(30)	(11)
Deferred income taxes		83	94
Current deferred income tax liabilities:
Prepaid expenses		17	18
Current deferred income tax liabilities		17	18
Deferred income taxes	59	66	76
Non-current deferred income tax assets:
Net operating loss carryforwards		846	663
Alternative minimum tax credit carryforward		2	2
Foreign tax credit carryforwards		3	3
State tax credit carryforwards		1	1
Accrued liabilities and deferred Income		26	32
Capital loss carryforward		32	32
Investment in joint venture		3	3
Minimum pension obligation		22	14
Cash flow hedges		4	7
Provision for doubtful accounts		6	7
Liability for unrecognized tax benefits		11	9
Other		5	4
Non-current deferred income tax assets		961	777
Less: valuation allowance		(308)	(107)
Non-current deferred income tax assets		653	670
Non-current deferred income tax liabilities:
Depreciation and amortization		1,074	1,084
Non-current net deferred income tax liability	(426)	(421)	(414)
Operating loss carryforwards		2,068
Valuation allowance		$ (338)	$ (118)

Income Taxes - Reconciliation of Effective Tax Rate (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Tax Examination [Line Items]
Deferred Tax Assets, Valuation Allowance		$ (109)
Effective Income Tax Rate, Continuing Operations, Tax Rate Reconciliation [Abstract]
Federal statutory rate	35.00%	35.00%	35.00%
State and local income taxes, net of federal tax benefits	1.00%	(6.00%)	6.00%
Net impact of IRS settlement	0.00%	303.00%	0.00%
Foreign rate differential	(2.00%)	14.00%	0.00%
Permanent differences	1.00%	0.00%	0.00%
Net change in valuation allowance	(43.00%)	23.00%	(23.00%)
Other	0.00%	0.00%	(2.00%)
Effective income tax rate	(8.00%)	369.00%	16.00%
Cendant [Member] | Realogy [Member]
Income Tax Examination [Line Items]
Guaranty arrangement, percentage of obligations assumed	62.50%
Cendant [Member] | Internal Revenue Service (IRS) [Member] | Realogy [Member]
Income Tax Examination [Line Items]
Income taxes paid pursuant to settlement		$ 58

Income Taxes - Accounting for Uncertainty in Income Taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	$ 31
Capital lease obligations	12	12
Unrecognized Tax Benefits, No Significant Changes Expected, Period	12 months
Unrecognized Tax Benefits, Interest on Income Taxes Expense	5	(1)	2
Unrecognized Tax Benefits, Income Tax Penalties Expense	1
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized tax benefits - Beginning Balance	34	30	25	42
Gross decreases-tax positions in prior periods			2
Gross increases-current period tax positions	5		3
Gross increases-tax positions in prior periods	8	7
Reduction due to lapse of statute of limitations	$ (5)	$ (3)

Restructuring Costs (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Restructuring Cost and Reserve [Line Items]
Restructuring costs	$ 2	$ 3	$ 3	$ 3	$ 2	$ 9	$ 2	$ 4	$ 6	$ 5	$ 5	$ 11	$ 21	$ 70
2012 Restructuring Program [Member]
Restructuring Cost and Reserve [Line Items]
Expected restructuring charges										10
Restructuring accruals	2									2
2011 Restructuring Program [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring costs												11
Restructuring accruals	2	3								2		3
2010 Restructuring Program [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring costs													21
Restructuring accruals						3							3
2009 Restructuring Program [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring costs														74
Restructuring accruals		12				21						12	21
Restructuring reserve utilized												9
Prior Restructuring Programs 2006 through 2008 [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring accruals		2				6						2	6
Restructuring reserve utilized												(4)
Prior Restructuring Programs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring accruals	13	17								13		17
Restructuring reserve utilized										4
Facility Related [Member] | 2012 Restructuring Program [Member] | Company Owned Brokerage Services [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring costs										1
Facility Related [Member] | 2012 Restructuring Program [Member] | Relocation Services [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring costs										1
Facility Related [Member] | 2012 Restructuring Program [Member] | Title and Settlement Services [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring costs										1
Facility Related [Member] | 2011 Restructuring Program [Member] | Company Owned Brokerage Services [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring costs												5
Facility Related [Member] | 2011 Restructuring Program [Member] | Relocation Services [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring costs												1
Facility Related [Member] | 2011 Restructuring Program [Member] | Title and Settlement Services [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring costs												1
Facility Related [Member] | 2010 Restructuring Program [Member] | Company Owned Brokerage Services [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring costs													9
Facility Related [Member] | 2010 Restructuring Program [Member] | Relocation Services [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring costs													2
Facility Related [Member] | 2010 Restructuring Program [Member] | Title and Settlement Services [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring costs													2
Facility Related [Member] | 2010 Restructuring Program [Member] | Corporate and Other [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring costs													2
Personnel Related [Member] | 2012 Restructuring Program [Member] | Company Owned Brokerage Services [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring costs										2
Personnel Related [Member] | 2011 Restructuring Program [Member] | Company Owned Brokerage Services [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring costs												4
Personnel Related [Member] | 2011 Restructuring Program [Member] | Relocation Services [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring costs												1
Personnel Related [Member] | 2011 Restructuring Program [Member] | Title and Settlement Services [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring costs												1
Personnel Related [Member] | 2010 Restructuring Program [Member] | Company Owned Brokerage Services [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring costs													3
Personnel Related [Member] | 2010 Restructuring Program [Member] | Relocation Services [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring costs													1
Personnel Related [Member] | 2010 Restructuring Program [Member] | Title and Settlement Services [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring costs													1
Asset Impairments [Member] | 2010 Restructuring Program [Member] | Company Owned Brokerage Services [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring costs													$ 1

Stock-Based Compensation - Incentive Equity Awards Granted by Holdings (Details) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended	1 Months Ended	6 Months Ended	12 Months Ended	1 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended							1 Months Ended			6 Months Ended	1 Months Ended				6 Months Ended	12 Months Ended				12 Months Ended	6 Months Ended	12 Months Ended				12 Months Ended				12 Months Ended	6 Months Ended	12 Months Ended	1 Months Ended			6 Months Ended	12 Months Ended	0 Months Ended
	Jan. 05, 2011 Stock Options [Member] Executive Officers [Member] Realogy [Member]	Apr. 30, 2012 Stock Options [Member] Executive Officers [Member] Realogy [Member]	Jun. 30, 2012 Time Vesting Options and Restricted Stock [Member]	Dec. 31, 2011 Time Vesting Options and Restricted Stock [Member]	Apr. 30, 2007 Realogy Holdings 2007 Stock Incentive Plan [Member] Stock Options [Member] Employees, Consultants or Directors [Member] Holdings [Member]	Apr. 30, 2007 Realogy Holdings 2007 Stock Incentive Plan [Member] Stock Options [Member] Executive Officers [Member] Holdings [Member]	Apr. 30, 2007 Realogy Holdings 2007 Stock Incentive Plan [Member] Time Vesting Options [Member] Employees, Consultants or Directors [Member] Holdings [Member]	Dec. 31, 2010 Realogy Holdings 2007 Stock Incentive Plan [Member] Time Vesting Options [Member] Employees, Consultants or Directors [Member] Holdings [Member]	Apr. 30, 2007 Realogy Holdings 2007 Stock Incentive Plan [Member] Perfomance Based Stock Options [Member] Employees, Consultants or Directors [Member] Holdings [Member]	Apr. 30, 2007 Realogy Holdings 2007 Stock Incentive Plan [Member] Restricted Stock [Member] Employees, Consultants or Directors [Member]	Apr. 30, 2007 Realogy Holdings 2007 Stock Incentive Plan [Member] Restricted Stock [Member] First Half of Service Period [Member] Employees, Consultants or Directors [Member]	Apr. 30, 2007 Realogy Holdings 2007 Stock Incentive Plan [Member] Restricted Stock [Member] Second Half of Service Period [Member] Employees, Consultants or Directors [Member]	Nov. 30, 2010 Amended and Restated Holdings 2007 Stock Incentive Plan [Member] Stock Options [Member] Holdings [Member]	Apr. 30, 2012 Amended and Restated Holdings 2007 Stock Incentive Plan [Member] Stock Options [Member] Holdings [Member]	Dec. 31, 2011 Amended and Restated Holdings 2007 Stock Incentive Plan [Member] Stock Options [Member] Holdings [Member]	Nov. 30, 2010 Amended and Restated Holdings 2007 Stock Incentive Plan [Member] Stock Options [Member] Employees, Consultants or Directors [Member] Holdings [Member]	Apr. 30, 2012 Amended and Restated Holdings 2007 Stock Incentive Plan [Member] Stock Options [Member] Employees [Member] Holdings [Member]	Nov. 30, 2010 Amended and Restated Holdings 2007 Stock Incentive Plan [Member] Stock Options [Member] Employees [Member] Holdings [Member]	Jun. 30, 2012 Amended and Restated Holdings 2007 Stock Incentive Plan [Member] Stock Options [Member] Director [Member] Holdings [Member]	Nov. 30, 2010 Amended and Restated Holdings 2007 Stock Incentive Plan [Member] Stock Options [Member] Executive Officers [Member] Holdings [Member]	Nov. 30, 2010 Amended and Restated Holdings 2007 Stock Incentive Plan [Member] Stock Options [Member] Non-employees [Member] Holdings [Member]	Jun. 30, 2012 Amended and Restated Holdings 2007 Stock Incentive Plan [Member] Future Stock Awards [Member] Holdings [Member]	Dec. 31, 2011 Amended and Restated Holdings 2007 Stock Incentive Plan [Member] Future Stock Awards [Member] Holdings [Member]	Jun. 30, 2012 Amended and Restated Holdings 2007 Stock Incentive Plan [Member] Time Vesting Options [Member] Holdings [Member]	Dec. 31, 2011 Amended and Restated Holdings 2007 Stock Incentive Plan [Member] Time Vesting Options [Member] Holdings [Member]	Dec. 31, 2010 Amended and Restated Holdings 2007 Stock Incentive Plan [Member] Time Vesting Options [Member] Holdings [Member]	Dec. 31, 2009 Amended and Restated Holdings 2007 Stock Incentive Plan [Member] Time Vesting Options [Member] Holdings [Member]	Dec. 31, 2008 Amended and Restated Holdings 2007 Stock Incentive Plan [Member] Time Vesting Options [Member] Holdings [Member]	Dec. 31, 2011 Amended and Restated Holdings 2007 Stock Incentive Plan [Member] Time Vesting Options [Member] Director [Member] Holdings [Member]	Jun. 30, 2012 Amended and Restated Holdings 2007 Stock Incentive Plan [Member] Perfomance Based Stock Options [Member] Holdings [Member]	Dec. 31, 2011 Amended and Restated Holdings 2007 Stock Incentive Plan [Member] Perfomance Based Stock Options [Member] Holdings [Member]	Dec. 31, 2010 Amended and Restated Holdings 2007 Stock Incentive Plan [Member] Perfomance Based Stock Options [Member] Holdings [Member]	Dec. 31, 2009 Amended and Restated Holdings 2007 Stock Incentive Plan [Member] Perfomance Based Stock Options [Member] Holdings [Member]	Dec. 31, 2008 Amended and Restated Holdings 2007 Stock Incentive Plan [Member] Perfomance Based Stock Options [Member] Holdings [Member]	Dec. 31, 2011 Amended and Restated Holdings 2007 Stock Incentive Plan [Member] Perfomance Based Stock Options [Member] Director [Member] Holdings [Member]	Dec. 31, 2011 Amended and Restated Holdings 2007 Stock Incentive Plan [Member] Outstanding Stock Options [Member] Holdings [Member]	Dec. 31, 2011 Amended and Restated Holdings 2007 Stock Incentive Plan [Member] Restricted Stock [Member] Holdings [Member]	Dec. 31, 2008 Amended and Restated Holdings 2007 Stock Incentive Plan [Member] Restricted Stock [Member] Holdings [Member]	Dec. 31, 2011 Amended and Restated Holdings 2007 Stock Incentive Plan [Member] Restricted Stock [Member] Director [Member] Holdings [Member]	Jun. 30, 2012 Amended and Restated Holdings 2007 Stock Incentive Plan [Member] Time Vesting Options and Restricted Stock [Member]	Dec. 31, 2011 Amended and Restated Holdings 2007 Stock Incentive Plan [Member] Time Vesting Options and Restricted Stock [Member]	Apr. 30, 2012 Phantom Value Plan [Member] Stock Options [Member] Executive Officers [Member] Realogy [Member]	Oct. 31, 2011 Phantom Value Plan [Member] Stock Options [Member] Executive Officers [Member] Realogy [Member]	Apr. 30, 2011 Phantom Value Plan [Member] Stock Options [Member] Executive Officers [Member] Realogy [Member]	Jun. 30, 2012 Phantom Value Plan [Member] Phantom Plan Options [Member] Realogy [Member]	Dec. 31, 2011 Phantom Value Plan [Member] Phantom Plan Options [Member] Realogy [Member]	Jan. 05, 2011 Phantom Value Plan [Member] Restricted Stock [Member] Realogy [Member]	Jan. 05, 2011 Phantom Value Plan [Member] Phantom Share Units (PSUs) [Member] Realogy [Member]	Jan. 05, 2011 Phantom Value Plan [Member] Phantom Share Units (PSUs) [Member] Executive Officers [Member] Realogy [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted stock options, contractual term					10 years												10 years	10 years																								7 years						10 years
Granted stock options, weighted average contractual term			8 years 3 months 27 days	7 years 6 months
Stock options vesting period																		4 years																						4 years	3 years						1 year
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition																																								2 years 10 months 28 days	1 year 8 months 15 days
Term for options to become exercisable following qualified public offering	one	1 year
Stock options, cliff vesting allocation percentage											50.00%	50.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Granted, Cliff Vesting Period											18 months
Stock options granted to individual																																							4,000
Stock options granted (in shares)																	970,000		4,000					980,000	30,000	200,000	0		30,000	80,000	80,000	(200,000)	0		80,000							80,000	50,000	30,000
Exercise price, stock options																	$ 17.5	$ 20.75		$ 137.5																						$ 17.5
Deferred Compensation Arrangement with Individual, Grant Date Fair Value																	$ 20.5																									$ 20.5
Stock options outstanding (in shares)																410,000					200,000			1,410,000	530,000	500,000	310,000	320,000		160,000	180,000	100,000	310,000	320,000			4,000	9,000
Stock option exchange, conversion ratio																1
Stock options, exercise price on grant date					$ 250	$ 250
Stock options, percentage allocation among award types							50.00%	50.00%	50.00%
Stock options, award vesting rate																		25.00%
Stock options, percentage allocation among award recipients																				30.00%
Stock-based compensation expense													$ 4
Stock options, stock compensation expense recognition period													4 years
Contractual term, stock options	7 years 6 months																																																10 years
Requisite service period, stock options	3 years	3 years								3 years							4 years
Increase in common shares reserved for future issuance														1,000,000
Common shares reserved for future issuance														2,690,000	890,000																					720,000
Number of common shares available for grant																						1,120,000	170,000
Award vesting rate percentage, stock options																	25.00%
Requisite service period prior to commencement of vesting, stock options																	1 year
Fair Value Assumptions
Weighted average grant date fair value (in dollars per share)																								$ 10.25	$ 11.75	$ 9.25																			$ 9.75	$ 10.75
Expected volatility																								46.84%	55.50%	54.60%																			50.28%	58.40%
Expected term (years)																								6 years 3 months	6 years 3 months	6 years 3 months																			4 years 9 months	4 years 9 months
Risk-free interest rate																								1.10%	2.60%	1.50%																			0.79%	1.30%
Dividend yield																								0.00%	0.00%	0.00%																			0.00%	0.00%
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized																$ 8

Stock-Based Compensation - Equity Award Activity (Details) (USD $)	6 Months Ended	12 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended			6 Months Ended		12 Months Ended			6 Months Ended	12 Months Ended			1 Months Ended				6 Months Ended	12 Months Ended			1 Months Ended		1 Months Ended
	Jun. 30, 2012 Time Vesting Options and Restricted Stock [Member]	Dec. 31, 2011 Time Vesting Options and Restricted Stock [Member]	Jun. 30, 2012 Incentive Equity Awards [Member] Holdings [Member]	Jun. 30, 2011 Incentive Equity Awards [Member] Holdings [Member]	Jun. 30, 2012 Incentive Equity Awards [Member] Holdings [Member]	Jun. 30, 2011 Incentive Equity Awards [Member] Holdings [Member]	Dec. 31, 2011 Incentive Equity Awards [Member] Holdings [Member]	Dec. 31, 2010 Incentive Equity Awards [Member] Holdings [Member]	Dec. 31, 2009 Incentive Equity Awards [Member] Holdings [Member]	Jun. 30, 2012 Amended and Restated Holdings 2007 Stock Incentive Plan [Member] Time Vesting Stock Options [Member] Holdings [Member]	Jun. 30, 2011 Amended and Restated Holdings 2007 Stock Incentive Plan [Member] Time Vesting Stock Options [Member] Holdings [Member]	Dec. 31, 2011 Amended and Restated Holdings 2007 Stock Incentive Plan [Member] Time Vesting Stock Options [Member] Holdings [Member]	Dec. 31, 2010 Amended and Restated Holdings 2007 Stock Incentive Plan [Member] Time Vesting Stock Options [Member] Holdings [Member]	Dec. 31, 2009 Amended and Restated Holdings 2007 Stock Incentive Plan [Member] Time Vesting Stock Options [Member] Holdings [Member]	Jun. 30, 2012 Amended and Restated Holdings 2007 Stock Incentive Plan [Member] Perfomance Based Stock Options [Member] Holdings [Member]	Dec. 31, 2011 Amended and Restated Holdings 2007 Stock Incentive Plan [Member] Perfomance Based Stock Options [Member] Holdings [Member]	Dec. 31, 2010 Amended and Restated Holdings 2007 Stock Incentive Plan [Member] Perfomance Based Stock Options [Member] Holdings [Member]	Dec. 31, 2009 Amended and Restated Holdings 2007 Stock Incentive Plan [Member] Perfomance Based Stock Options [Member] Holdings [Member]	Nov. 30, 2010 Amended and Restated Holdings 2007 Stock Incentive Plan [Member] Stock Options [Member] Holdings [Member]	Jun. 30, 2012 Amended and Restated Holdings 2007 Stock Incentive Plan [Member] Restricted Stock [Member] Holdings [Member]	Dec. 31, 2011 Amended and Restated Holdings 2007 Stock Incentive Plan [Member] Restricted Stock [Member] Holdings [Member]	Dec. 31, 2008 Amended and Restated Holdings 2007 Stock Incentive Plan [Member] Restricted Stock [Member] Holdings [Member]	Jun. 30, 2012 Amended and Restated Holdings 2007 Stock Incentive Plan [Member] Time Vesting Options and Restricted Stock [Member]	Dec. 31, 2011 Amended and Restated Holdings 2007 Stock Incentive Plan [Member] Time Vesting Options and Restricted Stock [Member]	Jun. 30, 2012 Phantom Value Plan [Member] Perfomance Based Stock Options [Member]	Dec. 31, 2011 Phantom Value Plan [Member] Perfomance Based Stock Options [Member]	Nov. 30, 2010 Executive Officers [Member] Amended and Restated Holdings 2007 Stock Incentive Plan [Member] Stock Options [Member] Holdings [Member]	Apr. 30, 2007 Executive Officers [Member] Realogy Holdings 2007 Stock Incentive Plan [Member] Stock Options [Member] Holdings [Member]	Apr. 30, 2012 Employees [Member] Amended and Restated Holdings 2007 Stock Incentive Plan [Member] Stock Options [Member] Holdings [Member]	Nov. 30, 2010 Employees [Member] Amended and Restated Holdings 2007 Stock Incentive Plan [Member] Stock Options [Member] Holdings [Member]	Nov. 30, 2010 Employees, Consultants or Directors [Member] Amended and Restated Holdings 2007 Stock Incentive Plan [Member] Stock Options [Member] Holdings [Member]	Apr. 30, 2007 Employees, Consultants or Directors [Member] Realogy Holdings 2007 Stock Incentive Plan [Member] Stock Options [Member] Holdings [Member]	Nov. 30, 2010 Non-employees [Member] Amended and Restated Holdings 2007 Stock Incentive Plan [Member] Stock Options [Member] Holdings [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number																				4,000
Exercise price, stock options																											$ 137.5		$ 17.5	$ 20.75
Stock options, exercise price on grant date																												$ 250				$ 250
Outstanding stock options [Roll Forward]
Outstanding, beginning balance (in shares)										530,000	500,000	500,000	310,000	320,000	180,000	100,000	310,000	320,000			4,000	9,000									410,000		200,000
Granted (in shares)										980,000		30,000	200,000	0	80,000	80,000	(200,000)	0											970,000
Exercised (in shares)										0		0	0	0	0	0	0	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Number										0					0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Other Increases (Decreases) in Period												0	0	0		0	0	0
Forfeited (in shares)											100,000	0	(10,000)	(10,000)	100,000	0	(10,000)	(10,000)
Outstanding, ending balance (in shares)										1,410,000		530,000	500,000	310,000	160,000	180,000	100,000	310,000			4,000	9,000									410,000		200,000
Stock options, additional disclosures
Options Vested (in shares)	110,000	180,000
Weighted Average Exercise Price (in dollars per share)	$ 48.25	$ 124.25
Granted stock options, weighted average contractual term	8 years 3 months 27 days	7 years 6 months
Aggregate Intrinsic Value	$ 0	$ 0
Unrecognized compensation cost related to performance based options																							11,000,000	5,000,000	2,000,000	6,000,000
Stock options vesting period																							4 years	3 years						4 years
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition																							2 years 10 months 28 days	1 year 8 months 15 days
Stock-based compensation expense			$ 1,000,000	$ 1,000,000	$ 2,000,000	$ 3,000,000	$ 7,000,000	$ 6,000,000	$ 7,000,000										$ 4,000,000

Stock-Based Compensation - Phantom Value Plan (Details) (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	0 Months Ended	1 Months Ended	0 Months Ended			1 Months Ended					0 Months Ended	1 Months Ended
	Jan. 05, 2011 Stock Options [Member] Executive Officers [Member] Realogy [Member]	Apr. 30, 2012 Stock Options [Member] Executive Officers [Member] Realogy [Member]	Jan. 05, 2011 Phantom Value Plan [Member] Phantom Share Units (PSUs) [Member] Realogy [Member]	Jan. 05, 2011 Phantom Value Plan [Member] Phantom Share Units (PSUs) [Member] Executive Officers [Member] Realogy [Member]	Jan. 05, 2011 Phantom Value Plan [Member] Phantom Share Units (PSUs) [Member] Minimum [Member] Executive Officers [Member] Realogy [Member]	Apr. 30, 2012 Phantom Value Plan [Member] Stock Options [Member] Executive Officers [Member] Realogy [Member]	Oct. 31, 2011 Phantom Value Plan [Member] Stock Options [Member] Executive Officers [Member] Realogy [Member]	Apr. 30, 2011 Phantom Value Plan [Member] Stock Options [Member] Executive Officers [Member] Realogy [Member]	Nov. 30, 2011 Phantom Value Plan [Member] Stock Options [Member] Chief Executive Officer [Member] Realogy [Member]	Jan. 05, 2011 Phantom Value Plan [Member] Stock Options [Member] Chief Executive Officer [Member] Realogy [Member]	Jan. 05, 2011 Phantom Value Plan [Member] Restricted Stock [Member] Realogy [Member]	Apr. 30, 2007 Realogy Holdings 2007 Stock Incentive Plan [Member] Stock Options [Member] Executive Officers [Member] Holdings [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incentive awards, initial grants amount				$ 22,000,000
Granted stock options, contractual term			10 years			7 years
Convertible debt				1,300,000,000
Minimum discharge or sale of convertible debt to meet incentive award eligibility					267,000,000
Stock options vesting period	3 years	3 years
Term for options to become exercisable following qualified public offering	one	1 year
Participant Election to Receive Stock in Lieu of Cash, Capital Stock Multiplier											15.00%
Stock options vesting period											1 year
Deferred Compensation Arrangement with Individual, Options, Percent of Grants Vested									100.00%	50.00%
Stock options granted (in shares)						80	50	30
Stock options, exercise price on grant date												$ 250
Proceeds from Stock Options Exercised												18,500,000
Share-based Compensation, Shares Authorized Under Stock Option Plans, Implied Value on Grant Date												$ 250
Share-based Compensation, Stock Option Plans, Aggregate Implied Value on Grant Date												$ 3,300,000
Contractual term, stock options	7 years 6 months			10 years

Separation Adjustments, Transactions With Former Parent And Subsidiaries And Related Parties (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended											6 Months Ended				12 Months Ended						1 Months Ended	3 Months Ended		12 Months Ended							3 Months Ended		6 Months Ended		12 Months Ended			0 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended				6 Months Ended
	Jun. 30, 2012		Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011		Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Jun. 30, 2012		Jun. 30, 2011		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Jan. 31, 2005 Cendant [Member]	Jun. 30, 2012 Apollo [Member] Maximum [Member]	Jun. 30, 2011 Apollo [Member] Maximum [Member]	Dec. 31, 2011 Apollo [Member] Maximum [Member]	Dec. 31, 2010 Apollo [Member] Maximum [Member]	Dec. 31, 2009 Apollo [Member] Maximum [Member]	Dec. 31, 2011 PHH Home Loans [Member]	Dec. 31, 2010 PHH Home Loans [Member]	Dec. 31, 2009 PHH Home Loans [Member]	Jun. 30, 2012 PHH Home Loans [Member]	Jun. 30, 2012 PHH and PHH Home Loans [Member]	Jun. 30, 2011 PHH and PHH Home Loans [Member]	Jun. 30, 2012 PHH and PHH Home Loans [Member]	Jun. 30, 2011 PHH and PHH Home Loans [Member]	Dec. 31, 2011 PHH and PHH Home Loans [Member]	Dec. 31, 2010 PHH and PHH Home Loans [Member]	Dec. 31, 2009 PHH and PHH Home Loans [Member]	Jul. 27, 2009 Tax Receivable Prepayment Agreement [Member]	Jun. 30, 2012 Realogy [Member]	Jun. 30, 2011 Realogy [Member]	Jun. 30, 2012 Realogy [Member]	Jun. 30, 2011 Realogy [Member]	Dec. 31, 2011 Realogy [Member]	Dec. 31, 2010 Realogy [Member]	Dec. 31, 2009 Realogy [Member]	Dec. 31, 2011 Realogy [Member] Cendant [Member]	Jun. 30, 2012 Cendant Corporate Litigation [Member] Realogy [Member] Cendant [Member]
Related Party Transactions [Line Items]
Guaranty arrangement, percentage of obligations assumed																																															62.50%	62.50%
Due to former parent	$ 76		$ 80					$ 104				$ 76				$ 80		$ 104																						$ 76		$ 76		$ 80	$ 104
Business disposition, spin-off, distribution of parent's ownership Interest to stockholders																						100.00%
Joint venture investment, ownership percentage																												49.90%			49.90%
Revenues																							1	1	2	1	1					1	2	3	3	6	6	6
Equity in earnings of unconsolidated entities	(15)				(4)							(25)		(4)		(26)		(30)		(24)												(15)	(3)	(25)	(3)	(24)	(28)	(23)		0	0	0	0	0	0	0
Cash dividends received from joint venture investment																20				0														14	12		25	8								0
Balance sheet data:
Total assets	7,362		7,350					7,569				7,362				7,350		7,569		7,581								569	449											8,434		8,434		8,325	8,217
Total liabilities	9,074		8,849					8,632				9,074				8,849		8,632										478	367											10,146		10,146		9,824	9,280
Total members' equity																												91	82
Statement of operations data:
Total revenues	1,309	[1],[2]	928	1,155	1,179	[1],[2]	831	966	1,052	1,253	819	2,184	[1],[2]	2,010	[1],[2]	4,093	[3],[4]	4,090	[3],[4]	3,932	[3],[4]							248	279	252										0	0	0	0	0	0	0
Total expenses																												199	222	206
Net income	(25)		(154)	(28)	(22)		(237)	(91)	(33)	222	(197)	(217)		(259)		(441)		(99)		(262)								49	57	46										(25)	(22)	(217)	(259)	(441)	(99)	(262)
Proceeds from related party transaction																																							51
Expenses from transactions with related party																																							$ 2

[1]	Revenues for the Real Estate Franchise Services segment include intercompany royalties and marketing fees paid by the Company Owned Real Estate Brokerage Services segment of $70 million and $117 million for the three and six months ended June 30, 2012, respectively, and $65 million and $109 million for the three and six months ended June 30, 2011, respectively. Transactions between segments are eliminated in consolidation. Such amounts are eliminated through the Corporate and Other line.
[2]	Revenues for the Relocation Services segment include intercompany referral and relocation fees paid by the Company Owned Real Estate Brokerage Services segment of $11 million and $18 million for the three and six months ended June 30, 2012, respectively, and $11 million and $18 million for the three and six months ended June 30, 2011, respectively. Such amounts are recorded as contra-revenues by the Company Owned Real Estate Brokerage Services segment. There are no other material inter-segment transactions.
[3]	Transactions between segments are eliminated in consolidation. Revenues for the Real Estate Franchise Services segment include intercompany royalties and marketing fees paid by the Company Owned Real Estate Brokerage Services segment of $216 million for the year ended December 31, 2011, $216 million for the year ended December 31, 2010 and $213 million for the year ended December 31, 2009. Such amounts are eliminated through the Corporate and Other line.
[4]	Revenues for the Relocation Services segment include intercompany referral and relocation fees paid by the Company Owned Real Estate Brokerage Services segment of $37 million for the year ended December 31, 2011, $37 million for the year ended December 31, 2010 and $34 million for the year ended December 31, 2009. Such amounts are recorded as contra-revenues by the Company Owned Real Estate Brokerage Services segment. There are no other material inter-segment transactions.

Commitments And Contingencies - Textual (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011 Insurance_Policies	Dec. 31, 2010	Jun. 30, 2012 Minimum [Member]	Dec. 31, 2011 Minimum [Member]	Jun. 30, 2012 Maximum [Member]	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2011 Wyndham Worldwide [Member]	Dec. 31, 2010 Wyndham Worldwide [Member]	Aug. 15, 2011 Realogy [Member] Countries	Mar. 22, 2012 Frank K. Cooper Real Estate [Member]	Sep. 02, 2009 Larsen/Coldwell Banker [Member] Real Estate Partners, Inc. [Member]	Jun. 30, 2012 Standby Letters of Credit [Member]	Dec. 31, 2011 Standby Letters of Credit [Member]	Jun. 30, 2012 Unfavorable Regulatory Action [Member] Larsen/Coldwell Banker [Member]	Jun. 30, 2012 Unfavorable Regulatory Action [Member] Larsen/Coldwell Banker [Member]	Jun. 05, 2012 Unfavorable Regulatory Action [Member] Larsen/Coldwell Banker [Member] Mediation_Sessions	Sep. 02, 2009 Unfavorable Regulatory Action [Member] Larsen/Coldwell Banker [Member] Subsidiaries	Sep. 02, 2009 Unfavorable Regulatory Action [Member] Larsen/Coldwell Banker [Member] Real Estate Partners, Inc. [Member]	Jun. 30, 2012 Cendant Corporate Litigation [Member]	Jun. 30, 2012 Cendant Corporate Litigation [Member] Wyndham Worldwide [Member]	Dec. 31, 2011 Cendant Corporate Litigation [Member] Wyndham Worldwide [Member]	Jul. 31, 2012 Guarantee of Business Revenue [Member] Apollo [Member]	Jun. 30, 2012 Guarantee of Business Revenue [Member] Apollo [Member]	Dec. 31, 2011 Guarantee of Business Revenue [Member] Apollo [Member]	Jun. 30, 2012 Guarantee of Business Revenue [Member] Apollo [Member] Minimum [Member]	Dec. 31, 2011 Guarantee of Business Revenue [Member] Apollo [Member] Minimum [Member]	Dec. 31, 2011 Cendant [Member] Realogy [Member]	Jun. 30, 2012 Cendant [Member] Cendant Corporate Litigation [Member] Realogy [Member]	Dec. 31, 2011 Sotheby's [Member]	Dec. 31, 2011 Meredith Corporation [Member]	Dec. 31, 2011 Annual Minimum Licensing Fees [Member] Meredith Corporation [Member]	Dec. 31, 2011 Errors and Omissions Insurance [Member] Realogy [Member]	Dec. 31, 2011 Errors and Omissions Insurance [Member] NRT [Member]	Dec. 31, 2011 Excess Insurance Coverage [Member] NRT [Member]	Dec. 31, 2011 Fidelity Insurance [Member]	Dec. 31, 2010 Following IRS Tax Settlement [Member] Wyndham Worldwide [Member]	Dec. 31, 2010 Internal Revenue Service (IRS) [Member] Cendant [Member] Realogy [Member]
Loss Contingencies [Line Items]
Notice of settlement sent to class, period											30 days
Judgment stipulated following litigation												$ 53,000,000
Number of countries in which the Company operates										28
Guaranty arrangement, percentage of obligations assumed																					37.50%	37.50%						62.50%	62.50%
Guaranty Liabilities													70,000,000	70,000,000
Income taxes paid pursuant to settlement																																						58,000,000
Outstanding letter of credit								70,000,000	446,000,000																												123,000,000
Contingent liabilities of former parent, aggregate value				30,000,000	30,000,000
Management Fee Agreement:
Annual management fee																								15,000,000	15,000,000
Annual management fee, percent of adjusted EBITDA																								2.00%	2.00%
Annual management fee, accrual																								38,000,000	30,000,000
Annual Management Fee, Amount Paid																							15,000,000
Transaction value required to trigger management fee																										200,000,000	200,000,000
Management fee incurred for qualifying transactions, percentage																								1.00%	1.00%
Cash, FDIC insured amount						250,000	250,000
Noninterest-bearing deposit liabilities	481,000,000	272,000,000	190,000,000
Purchase commitments		80,000,000
Licensing fees																														2,000,000	500,000	4,000,000
Guarantees, gross							2,000,000
Insurance liabilities		39,000,000	61,000,000																														35,000,000	15,000,000	50,000,000	30,000,000
Insurance deductible																																	2,500,000	1,000,000	1,000,000	1,000,000
Insurance risk, title agent for an underwriter, per policy		5,000
Number of insurance policies		1
Underwriter of title insurance policies, value, per policy							1,500,000
Underwriter of title insurance policy, reinsurance policy obtained from national underwriter, value per policy					1,500,000
Self insurance accruals		17,000,000	17,000,000
Number of subsidiaries																		2
Ownership percentage by noncontrolling owners																			40.50%
Term of stay for litigation case															60	60 days
Number of Mediation Sessions																	2
Loss contingency, range of possible loss, minimum																				0
Loss contingency, range of possible loss, maximum																				$ 10,000,000

Commitments And Contingencies - Future Minimum Lease Payments (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2012	$ 136
2013	98
2014	66
2015	46
2016	24
Thereafter	119
Total future minimum operating lease payments due	489
Capital lease obligations	12	12
Imputed interest	$ 1	$ 2

Commitments and Contingencies - Rent Expense (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Commitments and Contingencies Disclosure [Abstract]
Gross rent expense	$ 173	$ 181	$ 195
Less: Sublease rent income	0	(3)	(3)
Net rent expense	$ 173	$ 178	$ 192

Commitments and Contingencies - Purchase Commitments and Minimum Licensing Fees (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Purchase Obligation, Fiscal Year Maturity [Abstract]
2012	$ 48
2013	22
2014	11
2015	10
2016	9
Thereafter	253
Total purchase obligations	$ 353

Equity (Deficit) (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended																								6 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Accumulated Other Comprehensive Income (Loss) [Member]		Dec. 31, 2010 Accumulated Other Comprehensive Income (Loss) [Member]		Dec. 31, 2009 Accumulated Other Comprehensive Income (Loss) [Member]		Dec. 31, 2011 Accumulated Translation Adjustment [Member]		Dec. 31, 2010 Accumulated Translation Adjustment [Member]		Dec. 31, 2009 Accumulated Translation Adjustment [Member]		Dec. 31, 2011 Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member]	Dec. 31, 2010 Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member]	Dec. 31, 2009 Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member]	Dec. 31, 2011 Minimum [Member] Accumulated Defined Benefit Plans Adjustment [Member]	Dec. 31, 2010 Minimum [Member] Accumulated Defined Benefit Plans Adjustment [Member]	Dec. 31, 2009 Minimum [Member] Accumulated Defined Benefit Plans Adjustment [Member]	Dec. 31, 2011 Stock Option [Member]	Dec. 31, 2010 Stock Option [Member]	Dec. 31, 2009 Stock Option [Member]	Jun. 30, 2012 Restricted Stock [Member]	Dec. 31, 2011 Restricted Stock [Member]	Dec. 31, 2010 Restricted Stock [Member]	Dec. 31, 2009 Restricted Stock [Member]	Jun. 30, 2012 Realogy Holdings [Member]	Dec. 31, 2011 Realogy Holdings [Member]	Jan. 05, 2011 Realogy Holdings [Member]	Dec. 31, 2011 Common Class A [Member]	Jan. 05, 2011 Common Class A [Member] Realogy Holdings [Member]	Dec. 31, 2011 Common Class B [Member]	Jan. 05, 2011 Common Class B [Member] Realogy Holdings [Member]
Accumulated Other Comprehensive Income [Line Items]
Number of Votes per Share of Stock																																				1		5
Accumulated Comprehensive Income [Roll Forward]
Beginning balance			$ (32)	$ (30)	$ (30)			$ (30)	[1]	$ (32)	[1]	$ (46)	[1]	$ 0	[2]	$ 0	[2]	$ (7)	[2]	$ (10)	$ (15)	$ (23)	$ (20)	$ (17)	$ (16)
Current period change	1	0	3	11	(2)	2	14	(2)	[1]	2	[1]	14	[1]	0	[2]	0	[2]	7	[2]	10	5	8	(12)	(3)	(1)
Ending balance	$ (30)		$ (30)		$ (32)	$ (30)		$ (32)	[1]	$ (30)	[1]	$ (32)	[1]	$ 0	[2]	$ 0	[2]	$ 0	[2]	$ 0	$ (10)	$ (15)	$ (32)	$ (20)	$ (17)
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount																										700,000	600,000	600,000	0	0	0	0
Common stock, shares authorized					178,000,000	178,000,000																											178,000,000	178,000,000	180,000,000		168,000,000		10,000,000
Common stock, par value (per share)					$ 0.01	$ 0.01																											$ 0.01	$ 0.01			$ 0.01		$ 0.01
Preferred stock, shares authorized																																			2,000,000
Preferred stock, par value (per share)																																			$ 0.01

[1]	As of December 31, 2011, the Company does not have any after-tax components of accumulated other comprehensive loss attributable to noncontrolling interests.
[2]	Assets and liabilities of foreign subsidiaries having non-U.S.–dollar functional currencies are translated at exchange rates at the balance sheet dates and equity accounts are translated at historical spot rates. Revenues and expenses are translated at average exchange rates during the periods presented. The gains or losses resulting from translating foreign currency financial statements into U.S. dollars are included in accumulated other comprehensive income (loss). Gains or losses resulting from foreign currency transactions are included in the Consolidated Statement of Operations.

Risk Management and Fair Value of Financial Instruments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			12 Months Ended																																																																																																																																				6 Months Ended		12 Months Ended																3 Months Ended		6 Months Ended		12 Months Ended		6 Months Ended		12 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended										12 Months Ended
	Dec. 31, 2011 Interest_Rate_Swaps	Dec. 31, 2010	Jun. 30, 2012	Dec. 31, 2011 NRT [Member] California [Member]	Dec. 31, 2010 NRT [Member] California [Member]	Dec. 31, 2009 NRT [Member] California [Member]	Dec. 31, 2011 NRT [Member] New York [Member]	Dec. 31, 2010 NRT [Member] New York [Member]	Dec. 31, 2009 NRT [Member] New York [Member]	Dec. 31, 2011 NRT [Member] Florida [Member]	Dec. 31, 2010 NRT [Member] Florida [Member]	Dec. 31, 2009 NRT [Member] Florida [Member]	Dec. 31, 2011 Carrying (Reported) Amount, Fair Value Disclosure [Member]	Dec. 31, 2010 Carrying (Reported) Amount, Fair Value Disclosure [Member]	Dec. 31, 2011 Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2010 Estimate of Fair Value, Fair Value Disclosure [Member]	Jun. 30, 2012 Secured Debt [Member] Non-extended Revolving Credit Facility [Member]	Dec. 31, 2011 Secured Debt [Member] Non-extended Revolving Credit Facility [Member]		Dec. 31, 2010 Secured Debt [Member] Non-extended Revolving Credit Facility [Member]	Jun. 30, 2012 Secured Debt [Member] Non-extended Revolving Credit Facility [Member] Carrying (Reported) Amount, Fair Value Disclosure [Member]	Dec. 31, 2011 Secured Debt [Member] Non-extended Revolving Credit Facility [Member] Carrying (Reported) Amount, Fair Value Disclosure [Member]	Dec. 31, 2010 Secured Debt [Member] Non-extended Revolving Credit Facility [Member] Carrying (Reported) Amount, Fair Value Disclosure [Member]	Jun. 30, 2012 Secured Debt [Member] Non-extended Revolving Credit Facility [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2011 Secured Debt [Member] Non-extended Revolving Credit Facility [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2010 Secured Debt [Member] Non-extended Revolving Credit Facility [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Jun. 30, 2012 Secured Debt [Member] Extended Revolving Credit Facility [Member]	Feb. 27, 2012 Secured Debt [Member] Extended Revolving Credit Facility [Member]	Dec. 31, 2011 Secured Debt [Member] Extended Revolving Credit Facility [Member]		Dec. 31, 2010 Secured Debt [Member] Extended Revolving Credit Facility [Member]	Jun. 30, 2012 Secured Debt [Member] Extended Revolving Credit Facility [Member] Carrying (Reported) Amount, Fair Value Disclosure [Member]	Dec. 31, 2011 Secured Debt [Member] Extended Revolving Credit Facility [Member] Carrying (Reported) Amount, Fair Value Disclosure [Member]	Dec. 31, 2010 Secured Debt [Member] Extended Revolving Credit Facility [Member] Carrying (Reported) Amount, Fair Value Disclosure [Member]	Jun. 30, 2012 Secured Debt [Member] Extended Revolving Credit Facility [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2011 Secured Debt [Member] Extended Revolving Credit Facility [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2010 Secured Debt [Member] Extended Revolving Credit Facility [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Jun. 30, 2012 Secured Debt [Member] Non-extended Term Loans [Member]	Dec. 31, 2011 Secured Debt [Member] Non-extended Term Loans [Member]		Dec. 31, 2010 Secured Debt [Member] Non-extended Term Loans [Member]	Jun. 30, 2012 Secured Debt [Member] Non-extended Term Loans [Member] Carrying (Reported) Amount, Fair Value Disclosure [Member]	Dec. 31, 2011 Secured Debt [Member] Non-extended Term Loans [Member] Carrying (Reported) Amount, Fair Value Disclosure [Member]	Dec. 31, 2010 Secured Debt [Member] Non-extended Term Loans [Member] Carrying (Reported) Amount, Fair Value Disclosure [Member]	Jun. 30, 2012 Secured Debt [Member] Non-extended Term Loans [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2011 Secured Debt [Member] Non-extended Term Loans [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2010 Secured Debt [Member] Non-extended Term Loans [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Jun. 30, 2012 Secured Debt [Member] Extended term loan facility [Member]	Dec. 31, 2011 Secured Debt [Member] Extended term loan facility [Member]		Dec. 31, 2010 Secured Debt [Member] Extended term loan facility [Member]	Jun. 30, 2012 Secured Debt [Member] Extended term loan facility [Member] Carrying (Reported) Amount, Fair Value Disclosure [Member]	Dec. 31, 2011 Secured Debt [Member] Extended term loan facility [Member] Carrying (Reported) Amount, Fair Value Disclosure [Member]	Dec. 31, 2010 Secured Debt [Member] Extended term loan facility [Member] Carrying (Reported) Amount, Fair Value Disclosure [Member]	Jun. 30, 2012 Secured Debt [Member] Extended term loan facility [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2011 Secured Debt [Member] Extended term loan facility [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2010 Secured Debt [Member] Extended term loan facility [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Jun. 30, 2012 Collateralized Lien Obligations [Member] Existing First and Half Lien Notes [Member]	Dec. 31, 2011 Collateralized Lien Obligations [Member] Existing First and Half Lien Notes [Member]	Dec. 31, 2010 Collateralized Lien Obligations [Member] Existing First and Half Lien Notes [Member]	Dec. 31, 2011 Collateralized Lien Obligations [Member] Existing First and Half Lien Notes [Member] Carrying (Reported) Amount, Fair Value Disclosure [Member]	Dec. 31, 2010 Collateralized Lien Obligations [Member] Existing First and Half Lien Notes [Member] Carrying (Reported) Amount, Fair Value Disclosure [Member]	Dec. 31, 2011 Collateralized Lien Obligations [Member] Existing First and Half Lien Notes [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2010 Collateralized Lien Obligations [Member] Existing First and Half Lien Notes [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Jun. 30, 2012 Collateralized Lien Obligations [Member] Second Lien Loans [Member]	Dec. 31, 2011 Collateralized Lien Obligations [Member] Second Lien Loans [Member]	Dec. 31, 2010 Collateralized Lien Obligations [Member] Second Lien Loans [Member]	Oct. 31, 2009 Collateralized Lien Obligations [Member] Second Lien Loans [Member]	Dec. 31, 2011 Collateralized Lien Obligations [Member] Second Lien Loans [Member] Carrying (Reported) Amount, Fair Value Disclosure [Member]	Dec. 31, 2010 Collateralized Lien Obligations [Member] Second Lien Loans [Member] Carrying (Reported) Amount, Fair Value Disclosure [Member]	Dec. 31, 2011 Collateralized Lien Obligations [Member] Second Lien Loans [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2010 Collateralized Lien Obligations [Member] Second Lien Loans [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2011 Other Bank Indebtedness [Member]		Dec. 31, 2010 Other Bank Indebtedness [Member]	Dec. 31, 2011 Other Bank Indebtedness [Member] Carrying (Reported) Amount, Fair Value Disclosure [Member]	Dec. 31, 2010 Other Bank Indebtedness [Member] Carrying (Reported) Amount, Fair Value Disclosure [Member]	Dec. 31, 2011 Other Bank Indebtedness [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2010 Other Bank Indebtedness [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Jun. 30, 2012 Senior Notes [Member] 10.50% Interest Rate [Member]	Dec. 31, 2011 Senior Notes [Member] 10.50% Interest Rate [Member]	Dec. 31, 2010 Senior Notes [Member] 10.50% Interest Rate [Member]	Dec. 31, 2011 Senior Notes [Member] 10.50% Interest Rate [Member] Carrying (Reported) Amount, Fair Value Disclosure [Member]	Dec. 31, 2010 Senior Notes [Member] 10.50% Interest Rate [Member] Carrying (Reported) Amount, Fair Value Disclosure [Member]	Dec. 31, 2011 Senior Notes [Member] 10.50% Interest Rate [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2010 Senior Notes [Member] 10.50% Interest Rate [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Jun. 30, 2012 Senior Notes [Member] 11.50% Interest Rate [Member]	Dec. 31, 2011 Senior Notes [Member] 11.50% Interest Rate [Member]		Dec. 31, 2010 Senior Notes [Member] 11.50% Interest Rate [Member]	Dec. 31, 2011 Senior Notes [Member] 11.50% Interest Rate [Member] Carrying (Reported) Amount, Fair Value Disclosure [Member]	Dec. 31, 2010 Senior Notes [Member] 11.50% Interest Rate [Member] Carrying (Reported) Amount, Fair Value Disclosure [Member]	Dec. 31, 2011 Senior Notes [Member] 11.50% Interest Rate [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2010 Senior Notes [Member] 11.50% Interest Rate [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Jun. 30, 2012 Senior Notes [Member] 12.00% Interest Rate [Member]	Dec. 31, 2011 Senior Notes [Member] 12.00% Interest Rate [Member]		Dec. 31, 2010 Senior Notes [Member] 12.00% Interest Rate [Member]	Dec. 31, 2011 Senior Notes [Member] 12.00% Interest Rate [Member] Carrying (Reported) Amount, Fair Value Disclosure [Member]	Dec. 31, 2010 Senior Notes [Member] 12.00% Interest Rate [Member] Carrying (Reported) Amount, Fair Value Disclosure [Member]	Dec. 31, 2011 Senior Notes [Member] 12.00% Interest Rate [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2010 Senior Notes [Member] 12.00% Interest Rate [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Jun. 30, 2012 Senior Toggle Notes [Member] 11.00%/11.75% Interest Rate [Member]	Dec. 31, 2011 Senior Toggle Notes [Member] 11.00%/11.75% Interest Rate [Member]	Dec. 31, 2010 Senior Toggle Notes [Member] 11.00%/11.75% Interest Rate [Member]	Dec. 31, 2011 Senior Toggle Notes [Member] 11.00%/11.75% Interest Rate [Member] Carrying (Reported) Amount, Fair Value Disclosure [Member]	Dec. 31, 2010 Senior Toggle Notes [Member] 11.00%/11.75% Interest Rate [Member] Carrying (Reported) Amount, Fair Value Disclosure [Member]	Dec. 31, 2011 Senior Toggle Notes [Member] 11.00%/11.75% Interest Rate [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2010 Senior Toggle Notes [Member] 11.00%/11.75% Interest Rate [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Jun. 30, 2012 Senior Subordinated Notes [Member] 12.375% Interest Rate [Member]	Dec. 31, 2011 Senior Subordinated Notes [Member] 12.375% Interest Rate [Member]		Dec. 31, 2010 Senior Subordinated Notes [Member] 12.375% Interest Rate [Member]	Dec. 31, 2011 Senior Subordinated Notes [Member] 12.375% Interest Rate [Member] Carrying (Reported) Amount, Fair Value Disclosure [Member]	Dec. 31, 2010 Senior Subordinated Notes [Member] 12.375% Interest Rate [Member] Carrying (Reported) Amount, Fair Value Disclosure [Member]	Dec. 31, 2011 Senior Subordinated Notes [Member] 12.375% Interest Rate [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2010 Senior Subordinated Notes [Member] 12.375% Interest Rate [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Jun. 30, 2012 Senior Subordinated Notes [Member] 13.375% Interest Rate [Member]	Dec. 31, 2011 Senior Subordinated Notes [Member] 13.375% Interest Rate [Member]	Dec. 31, 2010 Senior Subordinated Notes [Member] 13.375% Interest Rate [Member]	Dec. 31, 2011 Senior Subordinated Notes [Member] 13.375% Interest Rate [Member] Carrying (Reported) Amount, Fair Value Disclosure [Member]	Dec. 31, 2010 Senior Subordinated Notes [Member] 13.375% Interest Rate [Member] Carrying (Reported) Amount, Fair Value Disclosure [Member]	Dec. 31, 2011 Senior Subordinated Notes [Member] 13.375% Interest Rate [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2010 Senior Subordinated Notes [Member] 13.375% Interest Rate [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Sep. 04, 2012 Convertible Notes Payable [Member] 11.00% Interest Rate [Member]	Jun. 30, 2012 Convertible Notes Payable [Member] 11.00% Interest Rate [Member]	Dec. 31, 2011 Convertible Notes Payable [Member] 11.00% Interest Rate [Member]	Dec. 31, 2010 Convertible Notes Payable [Member] 11.00% Interest Rate [Member]	Dec. 31, 2011 Convertible Notes Payable [Member] 11.00% Interest Rate [Member] Carrying (Reported) Amount, Fair Value Disclosure [Member]	Dec. 31, 2010 Convertible Notes Payable [Member] 11.00% Interest Rate [Member] Carrying (Reported) Amount, Fair Value Disclosure [Member]	Dec. 31, 2011 Convertible Notes Payable [Member] 11.00% Interest Rate [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2010 Convertible Notes Payable [Member] 11.00% Interest Rate [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2010 Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2009 Fair Value, Inputs, Level 3 [Member]	Jun. 30, 2012 Interest Expense [Member]	Jun. 30, 2011 Interest Expense [Member]	Dec. 31, 2011 Interest Expense [Member]	Dec. 31, 2010 Interest Expense [Member]	Dec. 31, 2011 Designated as Hedging Instrument [Member] Other Non-current Liabilities [Member]	Dec. 31, 2010 Designated as Hedging Instrument [Member] Other Non-current Liabilities [Member]	Jun. 30, 2012 Not Designated as Hedging Instrument [Member] Other Non-current Liabilities [Member]	Dec. 31, 2011 Not Designated as Hedging Instrument [Member] Other Non-current Liabilities [Member]	Dec. 31, 2010 Not Designated as Hedging Instrument [Member] Other Non-current Liabilities [Member]	Jun. 30, 2012 Not Designated as Hedging Instrument [Member] Other Current Liabilities [Member]	Dec. 31, 2011 Not Designated as Hedging Instrument [Member] Other Current Liabilities [Member]	Dec. 31, 2010 Not Designated as Hedging Instrument [Member] Other Current Liabilities [Member]	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2010 Maximum [Member]	Jun. 30, 2012 Interest Rate Swap [Member] Interest_Rate_Swaps	Dec. 31, 2011 Interest Rate Swap [Member] Interest_Rate_Swaps	Jun. 30, 2012 Foreign Exchange Contract [Member]	Dec. 31, 2011 Foreign Exchange Contract [Member]	Jun. 30, 2012 Foreign Exchange Contract [Member] Operating Expense [Member]	Jun. 30, 2011 Foreign Exchange Contract [Member] Operating Expense [Member]	Jun. 30, 2012 Foreign Exchange Contract [Member] Operating Expense [Member]	Jun. 30, 2011 Foreign Exchange Contract [Member] Operating Expense [Member]	Dec. 31, 2011 Foreign Exchange Contract [Member] Operating Expense [Member]	Dec. 31, 2010 Foreign Exchange Contract [Member] Operating Expense [Member]	Jun. 30, 2012 Interest Rate Swap [Member]	Jun. 30, 2011 Interest Rate Swap [Member]	Dec. 31, 2011 Interest Rate Swap [Member]	Dec. 31, 2010 Interest Rate Swap [Member]	Jun. 30, 2012 Interest Rate Swap [Member] Interest Expense [Member]	Jun. 30, 2011 Interest Rate Swap [Member] Interest Expense [Member]	Jun. 30, 2012 Interest Rate Swap [Member] Interest Expense [Member]	Jun. 30, 2011 Interest Rate Swap [Member] Interest Expense [Member]	Dec. 31, 2011 Interest Rate Swap [Member] Interest Expense [Member]	Dec. 31, 2010 Interest Rate Swap [Member] Interest Expense [Member]	Dec. 31, 2011 Swap Three [Member] Interest Rate Swap [Member]	Dec. 31, 2011 Swap One [Member] Interest_Rate_Swaps	Dec. 31, 2011 Swap One [Member] Interest Rate Swap [Member] Interest_Rate_Swaps	Dec. 31, 2011 Swap Two [Member] Interest Rate Swap [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Jun. 30, 2012 Interest Rate Swap [Member] Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2011 Interest Rate Swap [Member] Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2010 Interest Rate Swap [Member] Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 1 [Member]	Jun. 30, 2012 Interest Rate Swap [Member] Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2011 Interest Rate Swap [Member] Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2010 Interest Rate Swap [Member] Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 2 [Member]	Jun. 30, 2012 Interest Rate Swap [Member] Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2011 Interest Rate Swap [Member] Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2010 Interest Rate Swap [Member] Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 3 [Member]	Jun. 30, 2012 Interest Rate Swap [Member] Fair Value, Measurements, Recurring [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2011 Interest Rate Swap [Member] Fair Value, Measurements, Recurring [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2010 Interest Rate Swap [Member] Fair Value, Measurements, Recurring [Member] Estimate of Fair Value, Fair Value Disclosure [Member]
Long-term debt	$ 7,150																$ 0	$ 78	[1],[2]	$ 0		$ 78	$ 0		$ 78	$ 0	$ 109	$ 55	$ 97	[1],[2]	$ 0		$ 97	$ 0		$ 97	$ 0	$ 0	$ 629	[3]	$ 3,059		$ 629	$ 3,059		$ 590	$ 2,903	$ 1,822	$ 1,822	[3]	$ 0		$ 1,822	$ 0		$ 1,630	$ 0	$ 700	$ 700	$ 0	$ 700	$ 0	$ 606	$ 0	$ 650	$ 650	$ 650	$ 150	$ 650	$ 650	$ 655	$ 720								$ 64	$ 64	$ 1,688	$ 64	$ 1,688	$ 56	$ 1,656	$ 489	$ 489	[4]	$ 0	$ 489	$ 0	$ 367	$ 0	$ 129	$ 129	[5]	$ 0	$ 129	$ 0	$ 95	$ 0	$ 41	$ 52	$ 468	$ 52	$ 468	$ 43	$ 449	$ 188	$ 187	[6]	$ 864	$ 187	$ 864	$ 144	$ 806	$ 10	$ 10	$ 0	$ 10	$ 0	$ 7	$ 0	$ 2,100	$ 2,110	$ 2,110	$ 0	$ 2,110	$ 0	$ 1,189	$ 0
Securitization obligations	327	331	267										327	331	327	331
Long-term debt, amount bearing variable interest rate	2,759
Description of variable interest rate basis	LIBOR
Long-term Debt, Fair Value Disclosure	5,690																				0	78		0	78							109	97		109	97						0	629		0	590						1,822	1,822		1,721	1,630
Short-term debt																																																																									133	[7]	163	133	163	133	163
Concentration risk, geographic area, revenue				28.00%	27.00%	27.00%	25.00%	26.00%	23.00%	11.00%	10.00%	11.00%
Foreign currency forward contract, fair value																																																																																																																																																				1	1
Notional Amount of Foreign Currency Derivatives	15	18																																																																																																																																																						15	15
Number of interest rate swaps held	3																																																																																																																																																					4	3																				1	1
Notional amount of interest rate swap			850																																																																																																																																																				650																			225		225	200
Cash flow hedges at fair value		425
Interest rate derivative liabilities, at fair value	17	0	27																																																																																																																																									0	17	26	10	0	1	7	0
Derivatives in Cash Flow Hedge Relationships, Gain or (Loss) Recognized in Other Comprehensive Income																																																																																																																																																																0	0	0	8
Derivative instruments, gain (loss) reclassified from AOCI into income		17																																																																																																																																						0	(17)	(17)	(19)
Derivative Instruments Not Designated as Hedging Instruments, Gain or (Loss) Recognized in Income on Derivative																																																																																																																																																										1	0	0	(1)	0	(1)					4	2	0	4	(7)	0
Derivatives, Interest rate swaps																																																																																																																																																																																						0	0	0	0	0	0	27	17	17	27	17	17
Derivative Asset, Fair Value, Net																																																																																																																																																																														1	1	0	0	0	0	1	1
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, beginning balance																																																																																																																																					17	17	25
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Gain (Loss) Included in Other Comprehensive Income (Loss)																																																																																																																																																																																		0	(8)
Fair Value, ending balance																																																																																																																																					$ 17	$ 17	$ 25

[1]	Interest rates with respect to revolving loans under the senior secured credit facility are based on, at Realogy’s option, adjusted LIBOR plus 2.25% (or with respect to the extended revolving loans, 3.25%) or ABR plus 1.25% (or with respect to the extended revolving loans, 2.25%) in each case subject to reductions based on the attainment of certain leverage ratios.
[2]	The available capacity under these facilities was reduced by $53 million and $66 million of outstanding letters of credit on the non-extended and the extended revolving credit facility, respectively, at December 31, 2011. On February 2, 2012, the Company completed the 2012 Senior Secured Notes Offering (described below) which, among other things, terminated availability under the non-extended revolving credit facility. On February 27, 2012, the Company had $55 million outstanding on the extended revolving credit facility and $81 million of outstanding letters of credit.
[3]	Interest rates with respect to term loans under the senior secured credit facility are based on, at Realogy’s option, (a) adjusted LIBOR plus 3.0% (or with respect to the extended term loans, 4.25%) or (b) the higher of the Federal Funds Effective Rate plus 0.5% (or with respect to the extended term loans, 1.75%) and JPMorgan Chase Bank, N.A.’s prime rate (“ABR”) plus 2.0% (or with respect to the extended term loans, 3.25%).
[4]	Consists of $492 million of 11.50% Senior Notes due 2017, less a discount of $3 million.
[5]	Consists of $130 million of 12.00% Senior Notes due 2017, less a discount of $1 million.
[6]	Consists of $190 million of 12.375% Senior Subordinated Notes due 2015, less a discount of $3 million.
[7]	Consists of revolving credit facilities that are supported by letters of credit issued under the senior secured credit facility, $75 million due in July 2012, $8 million due in August 2012 and $50 million due in January 2013. In January 2012, Realogy repaid $25 million of the outstanding borrowings and reduced the capacity of the credit facility due in July 2012 by $25 million.

Segment Information - Reconciliation of Revenue from Segments to Consolidated (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended																		6 Months Ended				12 Months Ended
	Jun. 30, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2010		Sep. 30, 2010		Jun. 30, 2010		Mar. 31, 2010		Jun. 30, 2012		Jun. 30, 2011		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	$ 1,309	[1],[2]	$ 928		$ 1,155		$ 1,179	[1],[2]	$ 831		$ 966		$ 1,052		$ 1,253		$ 819		$ 2,184	[1],[2]	$ 2,010	[1],[2]	$ 4,093	[3],[4]	$ 4,090	[3],[4]	$ 3,932	[3],[4]
Real Estate Franchise Services [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	170	[1],[2]	128		151		160	[1],[2]	118		127		138		173		122		299	[1],[2]	278	[1],[2]	557	[3],[4]	560	[3],[4]	538	[3],[4]
Company Owned Real Estate Brokerage Services [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	994	[1],[2]	658		841		884	[1],[2]	587		697		762		956		601		1,611	[1],[2]	1,471	[1],[2]	2,970	[3],[4]	3,016	[3],[4]	2,959	[3],[4]
Company Owned Real Estate Brokerage Services [Member] | Royalties and Marketing Fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Intercompany revenues	70						65												117		109		216		216		213
Company Owned Real Estate Brokerage Services [Member] | Referral and Relocation Fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Intercompany revenues	11						11												18		18		37		37		34
Relocation Services [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	109	[1],[2]	100		126		110	[1],[2]	87		101		122		106		76		197	[1],[2]	197	[1],[2]	423	[3],[4]	405	[3],[4]	320	[3],[4]
Title and Settlement Services [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	106	[1],[2]	91		95		90	[1],[2]	83		90		84		86		65		194	[1],[2]	173	[1],[2]	359	[3],[4]	325	[3],[4]	328	[3],[4]
Corporate and Other [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	$ (70)	[1],[2],[5]	$ (49)	[6]	$ (58)	[6]	$ (65)	[1],[2],[5],[6]	$ (44)	[6]	$ (49)	[6]	$ (54)	[6]	$ (68)	[6]	$ (45)	[6]	$ (117)	[1],[2],[5]	$ (109)	[1],[2],[5]	$ (216)	[3],[4],[7]	$ (216)	[3],[4],[7]	$ (213)	[3],[4],[7]

[1]	Revenues for the Real Estate Franchise Services segment include intercompany royalties and marketing fees paid by the Company Owned Real Estate Brokerage Services segment of $70 million and $117 million for the three and six months ended June 30, 2012, respectively, and $65 million and $109 million for the three and six months ended June 30, 2011, respectively. Transactions between segments are eliminated in consolidation. Such amounts are eliminated through the Corporate and Other line.
[2]	Revenues for the Relocation Services segment include intercompany referral and relocation fees paid by the Company Owned Real Estate Brokerage Services segment of $11 million and $18 million for the three and six months ended June 30, 2012, respectively, and $11 million and $18 million for the three and six months ended June 30, 2011, respectively. Such amounts are recorded as contra-revenues by the Company Owned Real Estate Brokerage Services segment. There are no other material inter-segment transactions.
[3]	Transactions between segments are eliminated in consolidation. Revenues for the Real Estate Franchise Services segment include intercompany royalties and marketing fees paid by the Company Owned Real Estate Brokerage Services segment of $216 million for the year ended December 31, 2011, $216 million for the year ended December 31, 2010 and $213 million for the year ended December 31, 2009. Such amounts are eliminated through the Corporate and Other line.
[4]	Revenues for the Relocation Services segment include intercompany referral and relocation fees paid by the Company Owned Real Estate Brokerage Services segment of $37 million for the year ended December 31, 2011, $37 million for the year ended December 31, 2010 and $34 million for the year ended December 31, 2009. Such amounts are recorded as contra-revenues by the Company Owned Real Estate Brokerage Services segment. There are no other material inter-segment transactions.
[5]	(c)Includes the elimination of transactions between segments.
[6]	Represents the elimination of transactions primarily between the Real Estate Franchise Services segment and the Company Owned Real Estate Brokerage Services segment.
[7]	Includes the elimination of transactions between segments.

Segment Information - EBITDA (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended											6 Months Ended				12 Months Ended
	Jun. 30, 2012		Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011		Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Jun. 30, 2012		Jun. 30, 2011		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Segment Reporting Information [Line Items]
Earnings before interest, taxes, depreciation and amortization (EBITDA)	$ 203	[1]			$ 187	[1]						$ 233	[2]	$ 176	[2]	$ 443	[3],[4],[5]	$ 835	[3],[4],[5]	$ 465	[3],[4],[5]
Depreciation and amortization	44				47							89		93		186		197		194
Interest expense, net	176				161							346		340		666		604		583
Income (loss) before income taxes																(409)		34		(312)
Income tax expense	8				1							15		2		32		133		(50)
Net loss attributable to Realogy Holdings	(25)		(154)	(28)	(22)		(237)	(91)	(33)	222	(197)	(217)		(259)		(441)		(99)		(262)
Restructuring costs	2		3	3	3		2	9	2	4	6	5		5		11		21		70
Merger costs			1					1								1		1		1
Former parent legacy items, net benefit	0		(2)	3	12		2	8	6	314	(5)	3		14		15		323		34
Former parent legacy items, benefit																				55
Former parent legacy items, expense																				21
Loss on the early extinguishment of debt	0				0		(36)					6		36		36		0		(75)
Real Estate Franchise Services [Member]
Segment Reporting Information [Line Items]
Earnings before interest, taxes, depreciation and amortization (EBITDA)	99	[1]			97	[1]						160	[2]	159	[2]	320	[3],[4],[5]	352	[3],[4],[5]	323	[3],[4],[5]
Depreciation and amortization																77		78		78
Company Owned Real Estate Brokerage Services [Member]
Segment Reporting Information [Line Items]
Earnings before interest, taxes, depreciation and amortization (EBITDA)	78	[1]			48	[1]						61	[2]	11	[2]	56	[3],[4],[5]	80	[3],[4],[5]	6	[3],[4],[5]
Depreciation and amortization																41		44		56
Relocation Services [Member]
Segment Reporting Information [Line Items]
Earnings before interest, taxes, depreciation and amortization (EBITDA)	30	[1]			32	[1]						34	[2]	42	[2]	115	[3],[4],[5]	109	[3],[4],[5]	122	[3],[4],[5]
Depreciation and amortization																47		50		34
Title and Settlement Services [Member]
Segment Reporting Information [Line Items]
Earnings before interest, taxes, depreciation and amortization (EBITDA)	14	[1]			12	[1]						16	[2]	14	[2]	29	[3],[4],[5]	25	[3],[4],[5]	20	[3],[4],[5]
Depreciation and amortization																12		17		18
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Earnings before interest, taxes, depreciation and amortization (EBITDA)	(18)	[1]			(2)	[1]						(38)	[2]	(50)	[2]	(77)	[3],[4],[5]	269	[3],[4],[5]	(6)	[3],[4],[5]
Depreciation and amortization																9		8		8
2011 Restructuring Program [Member]
Segment Reporting Information [Line Items]
Restructuring costs																11
2010 Restructuring Program [Member]
Segment Reporting Information [Line Items]
Restructuring costs																		$ 21

[1]	(a)Includes $2 million of restructuring costs for the three months ended June 30, 2012, compared to $3 million of restructuring costs, offset by a net benefit of $12 million of former parent legacy items for the three months ended June 30, 2011.
[2]	(b) Includes $5 million of restructuring costs and a $6 million loss on the early extinguishment of debt, partially offset by a net benefit of $3 million of former parent legacy items for the six months ended June 30, 2012, compared to $5 million of restructuring costs and a $36 million loss on the early extinguishment of debt, partially offset by a net benefit of $14 million of former parent legacy items for the six months ended June 30, 2011.
[3]	2011 EBITDA includes a loss on the early extinguishment of debt of $36 million and 2009 EBITDA includes a gain on the early extinguishment of debt of $75 million.
[4]	Includes $11 million of restructuring costs and $1 million of merger costs, offset by a net benefit of $15 million of former parent legacy items for the year ended December 31, 2011. Includes $21 million of restructuring costs and $1 million of merger costs, offset by a net benefit of $323 million of former parent legacy items primarily as a result of tax and other liability adjustments for the year ended December 31, 2010. Includes $70 million of restructuring costs and $1 million of merger costs offset by a benefit of $34 million of former parent legacy items (comprised of a benefit of $55 million recorded at Cartus related to WEX partially offset by $21 million of expenses recorded at Corporate) for the year ended December 31, 2009.
[5]	Includes the elimination of transactions between segments.

Segment Information Segment Information - Reconciliation of Depreciation and Amortization from Segments to Consolidated (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting, Other Significant Reconciling Item [Line Items]
Depreciation and amortization	$ 44	$ 47	$ 89	$ 93	$ 186	$ 197	$ 194
Real Estate Franchise Services [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Depreciation and amortization					77	78	78
Company Owned Real Estate Brokerage Services [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Depreciation and amortization					41	44	56
Relocation Services [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Depreciation and amortization					47	50	34
Title and Settlement Services [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Depreciation and amortization					12	17	18
Corporate and Other [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Depreciation and amortization					$ 9	$ 8	$ 8

Segment Information Segment Information - Reconciliation of Assets from Segment to Consolidated (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	$ 7,362	$ 7,350	$ 7,569	$ 7,581
Real Estate Franchise Services [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Assets		4,730	4,802
Company Owned Real Estate Brokerage Services [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Assets		840	874
Relocation Services [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Assets		1,369	1,404
Title and Settlement Services [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Assets		290	277
Corporate and Other [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Assets		$ 121	$ 212

Segment Information Segment Information - Reconciliation of Capital Expenditures from Segment to Consolidated (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting, Other Significant Reconciling Item [Line Items]
Payments to Acquire Property, Plant, and Equipment	$ 19	$ 25	$ 49	$ 49	$ 40
Real Estate Franchise Services [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Payments to Acquire Property, Plant, and Equipment			7	6	6
Company Owned Real Estate Brokerage Services [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Payments to Acquire Property, Plant, and Equipment			22	22	17
Relocation Services [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Payments to Acquire Property, Plant, and Equipment			7	8	7
Title and Settlement Services [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Payments to Acquire Property, Plant, and Equipment			8	6	6
Corporate and Other [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Payments to Acquire Property, Plant, and Equipment			$ 5	$ 7	$ 4

Segment Information Segment Information - Geographic Region (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended											6 Months Ended				12 Months Ended
	Jun. 30, 2012		Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011		Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Jun. 30, 2012		Jun. 30, 2011		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Segment Reporting Information [Line Items]
Revenues	$ 1,309	[1],[2]	$ 928	$ 1,155	$ 1,179	[1],[2]	$ 831	$ 966	$ 1,052	$ 1,253	$ 819	$ 2,184	[1],[2]	$ 2,010	[1],[2]	$ 4,093	[3],[4]	$ 4,090	[3],[4]	$ 3,932	[3],[4]
Assets	7,362		7,350					7,569				7,362				7,350		7,569		7,581
Property and equipment, net	151		165					186				151				165		186		211
United States [Member]
Segment Reporting Information [Line Items]
Revenues																3,968		3,990		3,838
Assets			7,246					7,463								7,246		7,463		7,518
Property and equipment, net			164					185								164		185		210
All Other Countries [Member]
Segment Reporting Information [Line Items]
Revenues																125		100		94
Assets			104					106								104		106		63
Property and equipment, net			$ 1					$ 1								$ 1		$ 1		$ 1

[1]	Revenues for the Real Estate Franchise Services segment include intercompany royalties and marketing fees paid by the Company Owned Real Estate Brokerage Services segment of $70 million and $117 million for the three and six months ended June 30, 2012, respectively, and $65 million and $109 million for the three and six months ended June 30, 2011, respectively. Transactions between segments are eliminated in consolidation. Such amounts are eliminated through the Corporate and Other line.
[2]	Revenues for the Relocation Services segment include intercompany referral and relocation fees paid by the Company Owned Real Estate Brokerage Services segment of $11 million and $18 million for the three and six months ended June 30, 2012, respectively, and $11 million and $18 million for the three and six months ended June 30, 2011, respectively. Such amounts are recorded as contra-revenues by the Company Owned Real Estate Brokerage Services segment. There are no other material inter-segment transactions.
[3]	Transactions between segments are eliminated in consolidation. Revenues for the Real Estate Franchise Services segment include intercompany royalties and marketing fees paid by the Company Owned Real Estate Brokerage Services segment of $216 million for the year ended December 31, 2011, $216 million for the year ended December 31, 2010 and $213 million for the year ended December 31, 2009. Such amounts are eliminated through the Corporate and Other line.
[4]	Revenues for the Relocation Services segment include intercompany referral and relocation fees paid by the Company Owned Real Estate Brokerage Services segment of $37 million for the year ended December 31, 2011, $37 million for the year ended December 31, 2010 and $34 million for the year ended December 31, 2009. Such amounts are recorded as contra-revenues by the Company Owned Real Estate Brokerage Services segment. There are no other material inter-segment transactions.

Selected Quarterly Financial Data (Unaudited) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended																		6 Months Ended				12 Months Ended
	Jun. 30, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2010		Sep. 30, 2010		Jun. 30, 2010		Mar. 31, 2010		Jun. 30, 2012		Jun. 30, 2011		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Segment Reporting Information [Line Items]
Revenues	$ 1,309	[1],[2]	$ 928		$ 1,155		$ 1,179	[1],[2]	$ 831		$ 966		$ 1,052		$ 1,253		$ 819		$ 2,184	[1],[2]	$ 2,010	[1],[2]	$ 4,093	[3],[4]	$ 4,090	[3],[4]	$ 3,932	[3],[4]
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest [Abstract]
Loss before income taxes, equity in earnings and noncontrolling interests	(31)		(145)	[5]	(28)	[5]	(24)	[5]	(236)	[5]	(99)	[6]	(36)	[6]	333	[6]	(192)	[6]	(226)		(260)		(433)		6		(334)
Net loss attributable to Holdings	(25)		(154)		(28)		(22)		(237)		(91)		(33)		222		(197)		(217)		(259)		(441)		(99)		(262)
Earnings Per Share, Basic and Diluted [Abstract]
Basic loss per share	$ (3.12)		$ (19.21)	[7]	$ (3.49)	[7]	$ (2.74)	[7]	$ (29.56)	[7]	$ (11.35)	[8]	$ (4.12)	[8]	$ 27.69	[8]	$ (24.6)	[8]	$ (27.07)		$ (32.31)		$ (55.01)		$ (12.35)		$ (32.71)
Diluted loss per share	$ (3.12)		$ (19.21)	[7]	$ (3.49)	[7]	$ (2.74)	[7]	$ (29.56)	[7]	$ (11.35)	[8]	$ (4.12)	[8]	$ 27.69	[8]	$ (24.6)	[8]	$ (27.07)		$ (32.31)		$ (55.01)		$ (12.35)		$ (32.71)
Selected Quarterly Financial Information [Abstract]
Loss on the early extinguishment of debt	0						0		(36)										6		36		36		0		(75)
Former parent legacy costs (benefit), net	0		2		(3)		(12)		(2)		(8)		(6)		(314)		5		(3)		(14)		(15)		(323)		(34)
Restructuring charges	2		3		3		3		2		9		2		4		6		5		5		11		21		70
Merger costs			1								1												1		1		1
Real Estate Franchise Services [Member]
Segment Reporting Information [Line Items]
Revenues	170	[1],[2]	128		151		160	[1],[2]	118		127		138		173		122		299	[1],[2]	278	[1],[2]	557	[3],[4]	560	[3],[4]	538	[3],[4]
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest [Abstract]
Loss before income taxes, equity in earnings and noncontrolling interests			50	[5]	74	[5]	78	[5]	42	[5]	55	[6]	71	[6]	103	[6]	46	[6]
Company Owned Real Estate Brokerage Services [Member]
Segment Reporting Information [Line Items]
Revenues	994	[1],[2]	658		841		884	[1],[2]	587		697		762		956		601		1,611	[1],[2]	1,471	[1],[2]	2,970	[3],[4]	3,016	[3],[4]	2,959	[3],[4]
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest [Abstract]
Loss before income taxes, equity in earnings and noncontrolling interests			(23)	[5]	24	[5]	34	[5]	(47)	[5]	(20)	[6]	8	[6]	64	[6]	(47)	[6]
Relocation Services [Member]
Segment Reporting Information [Line Items]
Revenues	109	[1],[2]	100		126		110	[1],[2]	87		101		122		106		76		197	[1],[2]	197	[1],[2]	423	[3],[4]	405	[3],[4]	320	[3],[4]
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest [Abstract]
Loss before income taxes, equity in earnings and noncontrolling interests			11	[5]	39	[5]	21	[5]	(2)	[5]	15	[6]	38	[6]	15	[6]	(8)	[6]
Title and Settlement Services [Member]
Segment Reporting Information [Line Items]
Revenues	106	[1],[2]	91		95		90	[1],[2]	83		90		84		86		65		194	[1],[2]	173	[1],[2]	359	[3],[4]	325	[3],[4]	328	[3],[4]
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest [Abstract]
Loss before income taxes, equity in earnings and noncontrolling interests			4	[5]	6	[5]	9	[5]	(1)	[5]	8	[6]	3	[6]	8	[6]	(10)	[6]
Other [Member]
Segment Reporting Information [Line Items]
Revenues	(70)	[1],[2],[9]	(49)	[10]	(58)	[10]	(65)	[1],[10],[2],[9]	(44)	[10]	(49)	[10]	(54)	[10]	(68)	[10]	(45)	[10]	(117)	[1],[2],[9]	(109)	[1],[2],[9]	(216)	[11],[3],[4]	(216)	[11],[3],[4]	(213)	[11],[3],[4]
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest [Abstract]
Loss before income taxes, equity in earnings and noncontrolling interests			$ (187)	[5]	$ (171)	[5]	$ (166)	[5]	$ (228)	[5]	$ (157)	[6]	$ (156)	[6]	$ 143	[6]	$ (173)	[6]

[1]	Revenues for the Real Estate Franchise Services segment include intercompany royalties and marketing fees paid by the Company Owned Real Estate Brokerage Services segment of $70 million and $117 million for the three and six months ended June 30, 2012, respectively, and $65 million and $109 million for the three and six months ended June 30, 2011, respectively. Transactions between segments are eliminated in consolidation. Such amounts are eliminated through the Corporate and Other line.
[2]	Revenues for the Relocation Services segment include intercompany referral and relocation fees paid by the Company Owned Real Estate Brokerage Services segment of $11 million and $18 million for the three and six months ended June 30, 2012, respectively, and $11 million and $18 million for the three and six months ended June 30, 2011, respectively. Such amounts are recorded as contra-revenues by the Company Owned Real Estate Brokerage Services segment. There are no other material inter-segment transactions.
[3]	Transactions between segments are eliminated in consolidation. Revenues for the Real Estate Franchise Services segment include intercompany royalties and marketing fees paid by the Company Owned Real Estate Brokerage Services segment of $216 million for the year ended December 31, 2011, $216 million for the year ended December 31, 2010 and $213 million for the year ended December 31, 2009. Such amounts are eliminated through the Corporate and Other line.
[4]	Revenues for the Relocation Services segment include intercompany referral and relocation fees paid by the Company Owned Real Estate Brokerage Services segment of $37 million for the year ended December 31, 2011, $37 million for the year ended December 31, 2010 and $34 million for the year ended December 31, 2009. Such amounts are recorded as contra-revenues by the Company Owned Real Estate Brokerage Services segment. There are no other material inter-segment transactions.
[5]	The quarterly results include the following: •A loss on the early extinguishment of debt of $36 million in the first quarter;•Former parent legacy cost (benefit) of $(2) million, $(12) million, $(3) million and $2 million in the first, second, third and fourth quarters, respectively; •Restructuring charges of $2 million, $3 million, $3 million and $3 million in the first, second, third and fourth quarters, respectively; and •Merger costs of $1 million in the fourth quarter.
[6]	The quarterly results include the following: •Former parent legacy cost (benefit) of $5 million, $(314) million, $(6) million and $(8) million in the first, second, third and fourth quarters, respectively; •Restructuring charges of $6 million, $4 million, $2 million and $9 million in the first, second, third and fourth quarters, respectively; and •Merger costs of $1 million in the fourth quarter.
[7]	Basic and diluted EPS amounts in each quarter are computed using the weighted-average number of shares outstanding during that quarter, while basic and diluted EPS for the full year is computed using the weighted-average number of shares outstanding during the year. Therefore, the sum of the four quarters’ basic or diluted EPS may not equal the full year basic or diluted EPS.
[8]	Basic and diluted EPS amounts in each quarter are computed using the weighted-average number of shares outstanding during that quarter, while basic and diluted EPS for the full year is computed using the weighted-average number of shares outstanding during the year. Therefore, the sum of the four quarters’ basic or diluted EPS may not equal the full year basic or diluted EPS. In the second quarter of 2010, the impact of unexercised options and unvested restricted stock were anti-dilutive and, accordingly, no unexercised options or unvested restricted stock were included in the calculation of diluted earnings per share based on the application of the treasury stock method.
[9]	(c)Includes the elimination of transactions between segments.
[10]	Represents the elimination of transactions primarily between the Real Estate Franchise Services segment and the Company Owned Real Estate Brokerage Services segment.
[11]	Includes the elimination of transactions between segments.

Guarantor/Non-Guarantor Supplemental Financial Information - Statement of Operations and Comprehensive Loss (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended																		6 Months Ended				12 Months Ended
	Jun. 30, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2010		Sep. 30, 2010		Jun. 30, 2010		Mar. 31, 2010		Jun. 30, 2012		Jun. 30, 2011		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Revenues
Gross commission income	$ 983						$ 873												$ 1,589		$ 1,448		$ 2,926		$ 2,965		$ 2,886
Service revenue	208						192												380		356		752		700		621
Franchise fees	76						70												130		121		256		263		273
Other	42						44												85		85		159		162		152
Net revenues	1,309	[1],[2]	928		1,155		1,179	[1],[2]	831		966		1,052		1,253		819		2,184	[1],[2]	2,010	[1],[2]	4,093	[3],[4]	4,090	[3],[4]	3,932	[3],[4]
Expenses
Commission and other agent-related costs	662						577												1,064		951		1,932		1,932		1,850
Operating	325						317												643		635		1,270		1,241		1,263
Marketing	52						54												103		97		185		179		161
General and administrative	79						56												156		127		254		238		250
Former parent legacy costs (benefit), net	0		2		(3)		(12)		(2)		(8)		(6)		(314)		5		(3)		(14)		(15)		(323)		(34)
Restructuring charges	2		3		3		3		2		9		2		4		6		5		5		11		21		70
Depreciation and amortization	44						47												89		93		186		197		194
Interest expense, net	176						161												346		340		666		604		583
Merger costs			1								1												1		1		1
Loss on the early extinguishment of debt	0						0		(36)										6		36		36		0		(75)
Other (income)/expense, net	0						0												1		0		0		(6)		3
Intercompany Transactions	0						0												0		0		0		0		0
Costs And Expenses Including Interest And Other Income	1,340						1,203												2,410		2,270		4,526		4,084		4,266
Loss before income taxes, equity in earnings and noncontrolling interests	(31)		(145)	[5]	(28)	[5]	(24)	[5]	(236)	[5]	(99)	[6]	(36)	[6]	333	[6]	(192)	[6]	(226)		(260)		(433)		6		(334)
Income tax expense	8						1												15		2		32		133		(50)
Equity in earnings of unconsolidated entities	(15)						(4)												(25)		(4)		(26)		(30)		(24)
Income (Loss) from Subsidiaries	0						0												0		0		0		0		0
Net loss	(24)						(21)												(216)		(258)		(439)		(97)		(260)
Net Income (Loss) Attributable to Noncontrolling Interest	(1)						(1)												(1)		(1)		(2)		(2)		(2)
Net loss attributable to Holdings	(25)		(154)		(28)		(22)		(237)		(91)		(33)		222		(197)		(217)		(259)		(441)		(99)		(262)
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	(24)						(22)												(214)		(248)		(443)		(97)		(248)
Holdings [Member]
Revenues
Gross commission income	0						0												0		0		0		0		0
Service revenue	0						0												0		0		0		0		0
Franchise fees	0						0												0		0		0		0		0
Other	0						0												0		0		0		0		0
Net revenues	0						0												0		0		0		0		0
Expenses
Commission and other agent-related costs	0						0												0		0		0		0		0
Operating	0						0												0		0		0		0		0
Marketing	0						0												0		0		0		0		0
General and administrative	0						0												0		0		0		0		0
Former parent legacy costs (benefit), net							0												0		0		0		0		0
Restructuring charges	0						0												0		0		0		0		0
Depreciation and amortization	0						0												0		0		0		0		0
Interest expense, net	0						0												0		0		0		0		0
Merger costs																							0		0		0
Loss on the early extinguishment of debt																			0		0		0				0
Other (income)/expense, net																			0						0		0
Intercompany Transactions	0						0												0		0		0		0		0
Costs And Expenses Including Interest And Other Income	0						0												0		0		0		0		0
Loss before income taxes, equity in earnings and noncontrolling interests	0						0												0		0		0		0		0
Income tax expense	0						0												0		0		0		0		0
Equity in earnings of unconsolidated entities	0						0												0		0		0		0		0
Income (Loss) from Subsidiaries	25						22												217		259		441		99		262
Net loss	(25)						(22)												(217)		(259)		(441)		(99)		(262)
Net Income (Loss) Attributable to Noncontrolling Interest	0						0												0		0		0		0		0
Net loss attributable to Holdings	(25)						(22)												(217)		(259)		(441)		(99)		(262)
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	(24)						(22)												(214)		(248)
Intermediate [Member]
Revenues
Gross commission income	0						0												0		0		0		0		0
Service revenue	0						0												0		0		0		0		0
Franchise fees	0						0												0		0		0		0		0
Other	0						0												0		0		0		0		0
Net revenues	0						0												0		0		0		0		0
Expenses
Commission and other agent-related costs	0						0												0		0		0		0		0
Operating	0						0												0		0		0		0		0
Marketing	0						0												0		0		0		0		0
General and administrative	0						0												0		0		0		0		0
Former parent legacy costs (benefit), net							0												0		0		0		0		0
Restructuring charges	0						0												0		0		0		0		0
Depreciation and amortization	0						0												0		0		0		0		0
Interest expense, net	0						0												0		0		0		0		0
Merger costs																							0		0		0
Loss on the early extinguishment of debt																			0		0		0				0
Other (income)/expense, net																			0						0		0
Intercompany Transactions	0						0												0		0		0		0		0
Costs And Expenses Including Interest And Other Income	0						0												0		0		0		0		0
Loss before income taxes, equity in earnings and noncontrolling interests	0						0												0		0		0		0		0
Income tax expense	0						0												0		0		0		0		0
Equity in earnings of unconsolidated entities	0						0												0		0		0		0		0
Income (Loss) from Subsidiaries	25						22												217		259		441		99		262
Net loss	(25)						(22)												(217)		(259)		(441)		(99)		(262)
Net Income (Loss) Attributable to Noncontrolling Interest	0						0												0		0		0		0		0
Net loss attributable to Holdings	(25)						(22)												(217)		(259)		(441)		(99)		(262)
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	(24)						(22)												(214)		(248)
Realogy [Member]
Parent's ownership percentage in subsidiary			100.00%																				100.00%
Revenues
Gross commission income	0						0												0		0		0		0		0
Service revenue	0						0												0		0		0		0		0
Franchise fees	0						0												0		0		0		0		0
Other	0						0												0		0		0		0		0
Net revenues	0						0												0		0		0		0		0
Expenses
Commission and other agent-related costs	0						0												0		0		0		0		0
Operating	0						0												0		0		1		0		0
Marketing	0						0												0		0		0		0		0
General and administrative	18						13												35		28		55		51		49
Former parent legacy costs (benefit), net							(12)												(3)		(14)		(15)		(323)		21
Restructuring charges	0						0												0		0		0		3		7
Depreciation and amortization	3						3												5		4		9		8		8
Interest expense, net	(175)						160												343		337		655		597		580
Merger costs																							1		1		1
Loss on the early extinguishment of debt																			6		36		36				(75)
Other (income)/expense, net																			0						(1)		2
Intercompany Transactions	1						1												2		2		5		5		6
Costs And Expenses Including Interest And Other Income	197						165												388		393		747		341		599
Loss before income taxes, equity in earnings and noncontrolling interests	(197)						(165)												(388)		(393)		(747)		(341)		(599)
Income tax expense	(66)						(50)												(60)		(45)		(111)		(252)		(173)
Equity in earnings of unconsolidated entities	0						0												0		0		0		0		0
Income (Loss) from Subsidiaries	(106)						(93)												(111)		(89)		(195)		10		(164)
Net loss	(25)						(22)												(217)		(259)		(441)		(99)		(262)
Net Income (Loss) Attributable to Noncontrolling Interest	0						0												0		0		0		0		0
Net loss attributable to Holdings	(25)						(22)												(217)		(259)		(441)		(99)		(262)
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	(24)						(22)												(214)		(248)
Guarantor Subsidiaries [Member]
Consolidated subsidiary, parent's ownership percentage	100.00%																		100.00%
Revenues
Gross commission income	983						873												1,589		1,448		2,926		2,965		2,884
Service revenue	143						130												252		235		494		496		436
Franchise fees	76						70												130		121		256		263		273
Other	40						42												83		82		152		157		146
Net revenues	1,242						1,115												2,054		1,886		3,828		3,881		3,739
Expenses
Commission and other agent-related costs	662						577												1,064		951		1,932		1,932		1,850
Operating	280						273												549		547		1,072		1,086		1,135
Marketing	51						53												102		96		183		177		159
General and administrative	57						39												114		92		181		172		193
Former parent legacy costs (benefit), net							0												0		0		0		0		(55)
Restructuring charges	2						3												5		5		11		18		63
Depreciation and amortization	41						44												83		88		176		187		184
Interest expense, net	(1)						1												3		3		11		7		3
Merger costs																							0		0		0
Loss on the early extinguishment of debt																			0		0		0				0
Other (income)/expense, net																			1						(5)		0
Intercompany Transactions	(1)						(1)												(2)		(2)		(4)		(4)		(5)
Costs And Expenses Including Interest And Other Income	1,093						989												1,919		1,780		3,562		3,570		3,527
Loss before income taxes, equity in earnings and noncontrolling interests	149						126												135		106		266		311		212
Income tax expense	64						46												58		39		127		383		97
Equity in earnings of unconsolidated entities	0						0												0		0		0		0		0
Income (Loss) from Subsidiaries	(21)						(13)												(34)		(22)		(56)		(62)		(49)
Net loss	106						93												111		89		195		(10)		164
Net Income (Loss) Attributable to Noncontrolling Interest	0						0												0		0		0		0		0
Net loss attributable to Holdings	106						93												111		89		195		(10)		164
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	106						93												111		89
Non-Guarantor Subsidiaries [Member]
Revenues
Gross commission income	0						0												0		0		0		0		2
Service revenue	65						62												128		121		258		204		185
Franchise fees	0						0												0		0		0		0		0
Other	2						2												2		3		7		5		6
Net revenues	67						64												130		124		265		209		193
Expenses
Commission and other agent-related costs	0						0												0		0		0		0		0
Operating	45						44												94		88		197		155		128
Marketing	1						1												1		1		2		2		2
General and administrative	4						4												7		7		18		15		8
Former parent legacy costs (benefit), net							0												0		0		0		0		0
Restructuring charges	0						0												0		0		0		0		0
Depreciation and amortization	0						0												1		1		1		2		2
Interest expense, net	0						0												0		0		0		0		0
Merger costs																							0		0		0
Loss on the early extinguishment of debt																			0		0		0				0
Other (income)/expense, net																			0						0		1
Intercompany Transactions	0						0												0		0		(1)		(1)		(1)
Costs And Expenses Including Interest And Other Income	50						49												103		97		217		173		140
Loss before income taxes, equity in earnings and noncontrolling interests	17						15												27		27		48		36		53
Income tax expense	10						5												17		8		16		2		26
Equity in earnings of unconsolidated entities	(15)						(4)												(25)		(4)		(26)		(30)		(24)
Income (Loss) from Subsidiaries	0						0												0		0		0		0		0
Net loss	22						14												35		23		58		64		51
Net Income (Loss) Attributable to Noncontrolling Interest	(1)						(1)												(1)		(1)		(2)		(2)		(2)
Net loss attributable to Holdings	21						13												34		22		56		62		49
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	20						13												35		23
Eliminations [Member]
Revenues
Gross commission income	0						0												0		0		0		0		0
Service revenue	0						0												0		0		0		0		0
Franchise fees	0						0												0		0		0		0		0
Other	0						0												0		0		0		0		0
Net revenues	0						0												0		0		0		0		0
Expenses
Commission and other agent-related costs	0						0												0		0		0		0		0
Operating	0						0												0		0		0		0		0
Marketing	0						0												0		0		0		0		0
General and administrative	0						0												0		0		0		0		0
Former parent legacy costs (benefit), net							0												0		0		0		0		0
Restructuring charges	0						0												0		0		0		0		0
Depreciation and amortization	0						0												0		0		0		0		0
Interest expense, net	0						0												0		0		0		0		0
Merger costs																							0		0		0
Loss on the early extinguishment of debt																			0		0		0				0
Other (income)/expense, net																			0						0		0
Intercompany Transactions	0						0												0		0		0		0		0
Costs And Expenses Including Interest And Other Income	0						0												0		0		0		0		0
Loss before income taxes, equity in earnings and noncontrolling interests	0						0												0		0		0		0		0
Income tax expense	0						0												0		0		0		0		0
Equity in earnings of unconsolidated entities	0						0												0		0		0		0		0
Income (Loss) from Subsidiaries	77						62												(289)		(407)		(631)		(146)		(311)
Net loss	(77)						(62)												289		407		631		146		311
Net Income (Loss) Attributable to Noncontrolling Interest	0						0												0		0		0		0		0
Net loss attributable to Holdings	(77)						(62)												289		407		631		146		311
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	$ (78)						$ (62)												$ 282		$ 384
Subsidiaries [Member]
Consolidated subsidiary, parent's ownership percentage	100.00%																		100.00%

[1]	Revenues for the Real Estate Franchise Services segment include intercompany royalties and marketing fees paid by the Company Owned Real Estate Brokerage Services segment of $70 million and $117 million for the three and six months ended June 30, 2012, respectively, and $65 million and $109 million for the three and six months ended June 30, 2011, respectively. Transactions between segments are eliminated in consolidation. Such amounts are eliminated through the Corporate and Other line.
[2]	Revenues for the Relocation Services segment include intercompany referral and relocation fees paid by the Company Owned Real Estate Brokerage Services segment of $11 million and $18 million for the three and six months ended June 30, 2012, respectively, and $11 million and $18 million for the three and six months ended June 30, 2011, respectively. Such amounts are recorded as contra-revenues by the Company Owned Real Estate Brokerage Services segment. There are no other material inter-segment transactions.
[3]	Transactions between segments are eliminated in consolidation. Revenues for the Real Estate Franchise Services segment include intercompany royalties and marketing fees paid by the Company Owned Real Estate Brokerage Services segment of $216 million for the year ended December 31, 2011, $216 million for the year ended December 31, 2010 and $213 million for the year ended December 31, 2009. Such amounts are eliminated through the Corporate and Other line.
[4]	Revenues for the Relocation Services segment include intercompany referral and relocation fees paid by the Company Owned Real Estate Brokerage Services segment of $37 million for the year ended December 31, 2011, $37 million for the year ended December 31, 2010 and $34 million for the year ended December 31, 2009. Such amounts are recorded as contra-revenues by the Company Owned Real Estate Brokerage Services segment. There are no other material inter-segment transactions.
[5]	The quarterly results include the following: •A loss on the early extinguishment of debt of $36 million in the first quarter;•Former parent legacy cost (benefit) of $(2) million, $(12) million, $(3) million and $2 million in the first, second, third and fourth quarters, respectively; •Restructuring charges of $2 million, $3 million, $3 million and $3 million in the first, second, third and fourth quarters, respectively; and •Merger costs of $1 million in the fourth quarter.
[6]	The quarterly results include the following: •Former parent legacy cost (benefit) of $5 million, $(314) million, $(6) million and $(8) million in the first, second, third and fourth quarters, respectively; •Restructuring charges of $6 million, $4 million, $2 million and $9 million in the first, second, third and fourth quarters, respectively; and •Merger costs of $1 million in the fourth quarter.

Guarantor/Non-Guarantor Supplemental Financial Information - Balance Sheet (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
ASSETS
Cash and cash equivalents	$ 138	$ 143	$ 154	$ 192	$ 255	$ 437
Trade receivables, net	147	120		114
Relocation receivables	419	378		386
Relocation properties held for sale	10	11		21
Deferred income taxes	59	66		76
Intercompany note receivable	0	0		0
Other current assets	97	88		109
Total current assets	870	806		898
Property and equipment, net	151	165		186	211
Goodwill	3,303	3,299		3,296	3,262	3,257
Trademarks	732	732		732
Franchise agreements, net	1,663	1,697		1,764
Other intangibles, net	418	439		478
Other non-current assets	225	212		215
Investments in subsidiaries	0	0		0
Total assets	7,362	7,350		7,569	7,581
LIABILITIES AND EQUITY (DEFICIT)
Accounts payable	214	184		203
Securitization obligations	267	327		331
Intercompany note payable	0	0		0
Due to former parent	76	80		104
Revolving credit facility and current portion of long-term debt	214	325		194
Accrued expenses and other current liabilities	583	520		525
Intercompany payables	0	0		0
Total current liabilities	1,354	1,436		1,357
Long-term debt	7,121	6,825		6,698
Deferred income taxes	426	421		414
Other non-current liabilities	173	167		163
Intercompany liabilities	0	0		0
Total liabilities	9,074	8,849		8,632
Total equity (deficit)	(1,712)	(1,499)		(1,063)	(972)	(731)
Total liabilities and equity (deficit)	7,362	7,350		7,569
Holdings [Member]
ASSETS
Cash and cash equivalents	0	0	0	0	0	0
Trade receivables, net	0	0		0
Relocation receivables	0	0		0
Relocation properties held for sale	0	0		0
Deferred income taxes	0	0		0
Intercompany note receivable	0	0		0
Other current assets	1	0		0
Total current assets	1	0		0
Property and equipment, net	0	0		0
Goodwill	0	0		0
Trademarks	0	0		0
Franchise agreements, net	0	0		0
Other intangibles, net	0	0		0
Other non-current assets	0	0		0
Investments in subsidiaries	(1,712)	(1,499)		(1,063)
Total assets	(1,711)	(1,499)		(1,063)
LIABILITIES AND EQUITY (DEFICIT)
Accounts payable	0	0		0
Securitization obligations	0	0		0
Intercompany note payable	0	0		0
Due to former parent	0	0		0
Revolving credit facility and current portion of long-term debt	0	0		0
Accrued expenses and other current liabilities	0	0		0
Intercompany payables	1	0		0
Total current liabilities	1	0		0
Long-term debt	0	0		0
Deferred income taxes	0	0		0
Other non-current liabilities	0	0		0
Intercompany liabilities	0	0		0
Total liabilities	1	0		0
Total equity (deficit)	(1,712)	(1,499)		(1,063)
Total liabilities and equity (deficit)	(1,711)	(1,499)		(1,063)
Intermediate [Member]
ASSETS
Cash and cash equivalents	0	0	0	0	0	0
Trade receivables, net	0	0		0
Relocation receivables	0	0		0
Relocation properties held for sale	0	0		0
Deferred income taxes	0	0		0
Intercompany note receivable	0	0		0
Other current assets	0	0		0
Total current assets	0	0		0
Property and equipment, net	0	0		0
Goodwill	0	0		0
Trademarks	0	0		0
Franchise agreements, net	0	0		0
Other intangibles, net	0	0		0
Other non-current assets	0	0		0
Investments in subsidiaries	(1,712)	(1,499)		(1,063)
Total assets	(1,712)	(1,499)		(1,063)
LIABILITIES AND EQUITY (DEFICIT)
Accounts payable	0	0		0
Securitization obligations	0	0		0
Intercompany note payable	0	0		0
Due to former parent	0	0		0
Revolving credit facility and current portion of long-term debt	0	0		0
Accrued expenses and other current liabilities	0	0		0
Intercompany payables	0	0		0
Total current liabilities	0	0		0
Long-term debt	0	0		0
Deferred income taxes	0	0		0
Other non-current liabilities	0	0		0
Intercompany liabilities	0	0		0
Total liabilities	0	0		0
Total equity (deficit)	(1,712)	(1,499)		(1,063)
Total liabilities and equity (deficit)	(1,712)	(1,499)		(1,063)
Realogy [Member]
ASSETS
Cash and cash equivalents	2	2	4	69	194	378
Trade receivables, net	0	0		0
Relocation receivables	0	0		0
Relocation properties held for sale	0	0		0
Deferred income taxes	8	14		15
Intercompany note receivable	0	0		0
Other current assets	9	8		9
Total current assets	19	24		93
Property and equipment, net	16	17		21
Goodwill	0	0		0
Trademarks	0	0		0
Franchise agreements, net	0	0		0
Other intangibles, net	0	0		0
Other non-current assets	71	68		80
Investments in subsidiaries	8,328	8,216		8,023
Total assets	8,434	8,325		8,217
LIABILITIES AND EQUITY (DEFICIT)
Accounts payable	27	22		25
Securitization obligations	0	0		0
Intercompany note payable	0	0		0
Due to former parent	76	80		104
Revolving credit facility and current portion of long-term debt	159	267		132
Accrued expenses and other current liabilities	234	202		178
Intercompany payables	2,304	2,222		1,949
Total current liabilities	2,800	2,793		2,388
Long-term debt	7,121	6,825		6,698
Deferred income taxes	(600)	(604)		(614)
Other non-current liabilities	96	83		86
Intercompany liabilities	729	727		722
Total liabilities	10,146	9,824		9,280
Total equity (deficit)	(1,712)	(1,499)		(1,063)
Total liabilities and equity (deficit)	8,434	8,325		8,217
Guarantor Subsidiaries [Member]
ASSETS
Cash and cash equivalents	86	80	80	74	24	26
Trade receivables, net	103	75		79
Relocation receivables	34	14		0
Relocation properties held for sale	10	11		21
Deferred income taxes	53	53		63
Intercompany note receivable	91	6		13
Other current assets	67	64		69
Total current assets	444	303		319
Property and equipment, net	133	145		162
Goodwill	3,303	3,299		3,296
Trademarks	732	732		732
Franchise agreements, net	1,663	1,697		1,764
Other intangibles, net	418	439		478
Other non-current assets	84	85		83
Investments in subsidiaries	206	181		152
Total assets	6,983	6,881		6,986
LIABILITIES AND EQUITY (DEFICIT)
Accounts payable	182	158		168
Securitization obligations	0	0		0
Intercompany note payable	20	19		19
Due to former parent	0	0		0
Revolving credit facility and current portion of long-term debt	50	50		55
Accrued expenses and other current liabilities	314	282		316
Intercompany payables	(2,261)	(2,203)		(1,962)
Total current liabilities	(1,695)	(1,694)		(1,404)
Long-term debt	0	0		0
Deferred income taxes	1,027	1,025		1,028
Other non-current liabilities	52	61		61
Intercompany liabilities	(729)	(727)		(722)
Total liabilities	(1,345)	(1,335)		(1,037)
Total equity (deficit)	8,328	8,216		8,023
Total liabilities and equity (deficit)	6,983	6,881		6,986
Non-Guarantor Subsidiaries [Member]
ASSETS
Cash and cash equivalents	56	67	71	51	42	36
Trade receivables, net	44	45		35
Relocation receivables	385	364		386
Relocation properties held for sale	0	0		0
Deferred income taxes	(2)	(1)		(2)
Intercompany note receivable	20	19		19
Other current assets	20	16		31
Total current assets	523	510		520
Property and equipment, net	2	3		3
Goodwill	0	0		0
Trademarks	0	0		0
Franchise agreements, net	0	0		0
Other intangibles, net	0	0		0
Other non-current assets	70	59		52
Investments in subsidiaries	0	0		0
Total assets	595	572		575
LIABILITIES AND EQUITY (DEFICIT)
Accounts payable	11	10		12
Securitization obligations	267	327		331
Intercompany note payable	91	6		13
Due to former parent	0	0		0
Revolving credit facility and current portion of long-term debt	5	8		7
Accrued expenses and other current liabilities	35	36		31
Intercompany payables	(44)	(19)		13
Total current liabilities	365	368		407
Long-term debt	0	0		0
Deferred income taxes	(1)	0		0
Other non-current liabilities	25	23		16
Intercompany liabilities	0	0		0
Total liabilities	389	391		423
Total equity (deficit)	206	181		152
Total liabilities and equity (deficit)	595	572		575
Eliminations [Member]
ASSETS
Cash and cash equivalents	(6)	(6)	(1)	(2)	(5)	(3)
Trade receivables, net	0	0		0
Relocation receivables	0	0		0
Relocation properties held for sale	0	0		0
Deferred income taxes	0	0		0
Intercompany note receivable	(111)	(25)		(32)
Other current assets	0	0		0
Total current assets	(117)	(31)		(34)
Property and equipment, net	0	0		0
Goodwill	0	0		0
Trademarks	0	0		0
Franchise agreements, net	0	0		0
Other intangibles, net	0	0		0
Other non-current assets	0	0		0
Investments in subsidiaries	(5,110)	(5,399)		(6,049)
Total assets	(5,227)	(5,430)		(6,083)
LIABILITIES AND EQUITY (DEFICIT)
Accounts payable	(6)	(6)		(2)
Securitization obligations	0	0		0
Intercompany note payable	(111)	(25)		(32)
Due to former parent	0	0		0
Revolving credit facility and current portion of long-term debt	0	0		0
Accrued expenses and other current liabilities	0	0		0
Intercompany payables	0	0		0
Total current liabilities	(117)	(31)		(34)
Long-term debt	0	0		0
Deferred income taxes	0	0		0
Other non-current liabilities	0	0		0
Intercompany liabilities	0	0		0
Total liabilities	(117)	(31)		(34)
Total equity (deficit)	(5,110)	(5,399)		(6,049)
Total liabilities and equity (deficit)	$ (5,227)	$ (5,430)		$ (6,083)

Guarantor/Non-Guarantor Supplemental Financial Information - Statement of Cash Flows (Details) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net cash used in operating activities	$ (93,000,000)	$ (194,000,000)	$ (192,000,000)	$ (118,000,000)	$ 341,000,000
Investing Activities
Property and equipment additions	(19,000,000)	(25,000,000)	(49,000,000)	(49,000,000)	(40,000,000)
Net assets acquired (net of cash acquired) and acquisition-related payments	(4,000,000)	(4,000,000)	(6,000,000)	(17,000,000)	(5,000,000)
Proceeds from sale of assets			0	(5,000,000)	0
(Purchases of) proceeds from certificates of deposits, net	(4,000,000)	9,000,000	5,000,000	(9,000,000)	0
Change in restricted cash	(3,000,000)	1,000,000	6,000,000	0	(2,000,000)
Intercompany dividend			20,000,000		0
Intercompany note receivable	0	0	0		0
Other, net	0	(5,000,000)	(5,000,000)	0	0
Net cash provided by (used in) investing activities	(30,000,000)	(24,000,000)	(49,000,000)	(70,000,000)	(47,000,000)
Financing Activities
Net change in revolving credit facilities	(94,000,000)	125,000,000	145,000,000	142,000,000	(515,000,000)
Repayments of Senior Debt	(640,000,000)	(703,000,000)	(706,000,000)	(32,000,000)	(32,000,000)
Proceeds from the issuance of First and a Half Lien Notes	325,000,000	700,000,000	700,000,000	0	0
Proceeds from term loan extensions	0	98,000,000	98,000,000	0	0
Proceeds from issuance of First/Second Lien Loans	593,000,000	0	0	0	500,000,000
Repayments of term loan credit facility			(706,000,000)	32,000,000	32,000,000
Repayment of prior securitization obligations			(299,000,000)
Proceeds from new securitization obligations			295,000,000
Net change in securitization obligations	(61,000,000)	(4,000,000)	0	27,000,000	(410,000,000)
Debt issuance costs	(3,000,000)	(34,000,000)	(35,000,000)	0	(11,000,000)
Intercompany dividend	0	0	0	0	0
Intercompany note payable	0	0	0		0
Intercompany transactions	0	0	0	0	0
Other, net	(2,000,000)	(3,000,000)	(6,000,000)	(13,000,000)	(11,000,000)
Net cash provided by (used in) financing activities	118,000,000	179,000,000	192,000,000	124,000,000	(479,000,000)
Effect of changes in exchange rates on cash and cash equivalents	0	1,000,000	0	1,000,000	3,000,000
Net increase (decrease) in cash and cash equivalents	(5,000,000)	(38,000,000)	(49,000,000)	(63,000,000)	(182,000,000)
Cash and cash equivalents, beginning of period	143,000,000	192,000,000	192,000,000	255,000,000	437,000,000
Cash and cash equivalents, end of period	138,000,000	154,000,000	143,000,000	192,000,000	255,000,000
Holdings [Member]
Net cash used in operating activities	0	0	0	0	0
Investing Activities
Property and equipment additions	0	0	0	0	0
Net assets acquired (net of cash acquired) and acquisition-related payments	0	0	0	0	0
Proceeds from sale of assets				0
(Purchases of) proceeds from certificates of deposits, net	0	0	0	0
Change in restricted cash	0	0	0		0
Intercompany dividend					0
Intercompany note receivable	0	0	0		0
Other, net	0	0	0
Net cash provided by (used in) investing activities	0	0	0	0	0
Financing Activities
Net change in revolving credit facilities	0	0	0	0	0
Repayments of Senior Debt	0	0
Proceeds from the issuance of First and a Half Lien Notes	0	0	0
Proceeds from term loan extensions		0	0
Proceeds from issuance of First/Second Lien Loans	0				0
Repayments of term loan credit facility			0	0	0
Repayment of prior securitization obligations			0
Proceeds from new securitization obligations			0
Net change in securitization obligations	0	0	0	0	0
Debt issuance costs	0	0	0		0
Intercompany dividend	0	0	0	0	0
Intercompany note payable	0	0	0		0
Intercompany transactions	0	0	0	0	0
Other, net	0	0	0	0	0
Net cash provided by (used in) financing activities	0	0	0	0	0
Effect of changes in exchange rates on cash and cash equivalents	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	0	0	0	0	0
Cash and cash equivalents, beginning of period	0	0	0	0	0
Cash and cash equivalents, end of period	0	0	0	0	0
Intermediate [Member]
Net cash used in operating activities	0	0	0	0	0
Investing Activities
Property and equipment additions	0	0	0	0	0
Net assets acquired (net of cash acquired) and acquisition-related payments	0	0	0	0	0
Proceeds from sale of assets				0
(Purchases of) proceeds from certificates of deposits, net	0	0	0	0
Change in restricted cash	0	0	0		0
Intercompany dividend					0
Intercompany note receivable	0	0	0		0
Other, net	0	0	0
Net cash provided by (used in) investing activities	0	0	0	0	0
Financing Activities
Net change in revolving credit facilities	0	0	0	0	0
Repayments of Senior Debt	0	0
Proceeds from the issuance of First and a Half Lien Notes	0	0	0
Proceeds from term loan extensions		0	0
Proceeds from issuance of First/Second Lien Loans	0				0
Repayments of term loan credit facility			0	0	0
Repayment of prior securitization obligations			0
Proceeds from new securitization obligations			0
Net change in securitization obligations	0	0	0	0	0
Debt issuance costs	0	0	0		0
Intercompany dividend	0	0	0	0	0
Intercompany note payable	0	0	0		0
Intercompany transactions	0	0	0	0	0
Other, net	0	0	0	0	0
Net cash provided by (used in) financing activities	0	0	0	0	0
Effect of changes in exchange rates on cash and cash equivalents	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	0	0	0	0	0
Cash and cash equivalents, beginning of period	0	0	0	0	0
Cash and cash equivalents, end of period	0	0	0	0	0
Realogy [Member]
Net cash used in operating activities	(342,000,000)	(347,000,000)	(666,000,000)	(638,000,000)	(583,000,000)
Investing Activities
Property and equipment additions	(2,000,000)	(2,000,000)	(5,000,000)	(7,000,000)	(4,000,000)
Net assets acquired (net of cash acquired) and acquisition-related payments	0	0	0	0	0
Proceeds from sale of assets				0
(Purchases of) proceeds from certificates of deposits, net	0	0	0	0
Change in restricted cash	0	0	1,000,000		0
Intercompany dividend					0
Intercompany note receivable	0	0	0		0
Other, net	0	0	0
Net cash provided by (used in) investing activities	(2,000,000)	(2,000,000)	(4,000,000)	(7,000,000)	(4,000,000)
Financing Activities
Net change in revolving credit facilities	(91,000,000)	130,000,000	150,000,000	100,000,000	(515,000,000)
Repayments of Senior Debt	(640,000,000)	(703,000,000)
Proceeds from the issuance of First and a Half Lien Notes	325,000,000	700,000,000	700,000,000
Proceeds from term loan extensions		98,000,000	98,000,000
Proceeds from issuance of First/Second Lien Loans	593,000,000				500,000,000
Repayments of term loan credit facility			(706,000,000)	32,000,000	32,000,000
Repayment of prior securitization obligations			0
Proceeds from new securitization obligations			0
Net change in securitization obligations	0	0	0	0	0
Debt issuance costs	(2,000,000)	(34,000,000)	(34,000,000)		(11,000,000)
Intercompany dividend	0	0	0	0	0
Intercompany note payable	0	0	0		0
Intercompany transactions	155,000,000	94,000,000	392,000,000	454,000,000	463,000,000
Other, net	4,000,000	(1,000,000)	3,000,000	(2,000,000)	(2,000,000)
Net cash provided by (used in) financing activities	344,000,000	284,000,000	603,000,000	520,000,000	403,000,000
Effect of changes in exchange rates on cash and cash equivalents	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	0	(65,000,000)	(67,000,000)	(125,000,000)	(184,000,000)
Cash and cash equivalents, beginning of period	2,000,000	69,000,000	69,000,000	194,000,000	378,000,000
Cash and cash equivalents, end of period	2,000,000	4,000,000	2,000,000	69,000,000	194,000,000
Guarantor Subsidiaries [Member]
Net cash used in operating activities	236,000,000	142,000,000	414,000,000	504,000,000	309,000,000
Investing Activities
Property and equipment additions	(17,000,000)	(22,000,000)	(43,000,000)	(41,000,000)	(36,000,000)
Net assets acquired (net of cash acquired) and acquisition-related payments	(4,000,000)	(4,000,000)	(6,000,000)	(17,000,000)	(5,000,000)
Proceeds from sale of assets				(5,000,000)
(Purchases of) proceeds from certificates of deposits, net	(4,000,000)	0	(3,000,000)	0
Change in restricted cash	0	0	0		0
Intercompany dividend					(63,000,000)
Intercompany note receivable	(85,000,000)	(18,000,000)	7,000,000		37,000,000
Other, net	0	(5,000,000)	(5,000,000)
Net cash provided by (used in) investing activities	(110,000,000)	(49,000,000)	(50,000,000)	(53,000,000)	59,000,000
Financing Activities
Net change in revolving credit facilities	0	(5,000,000)	(5,000,000)	35,000,000	0
Repayments of Senior Debt	0	0
Proceeds from the issuance of First and a Half Lien Notes	0	0	0
Proceeds from term loan extensions		0	0
Proceeds from issuance of First/Second Lien Loans	0				0
Repayments of term loan credit facility			0	0	0
Repayment of prior securitization obligations			0
Proceeds from new securitization obligations			0
Net change in securitization obligations	0	0	0	0	0
Debt issuance costs	0	0	0		0
Intercompany dividend	0	0	0	0	0
Intercompany note payable	0	0	0		0
Intercompany transactions	(116,000,000)	(77,000,000)	(343,000,000)	(428,000,000)	(364,000,000)
Other, net	(4,000,000)	(5,000,000)	(10,000,000)	(8,000,000)	(6,000,000)
Net cash provided by (used in) financing activities	(120,000,000)	(87,000,000)	(358,000,000)	(401,000,000)	(370,000,000)
Effect of changes in exchange rates on cash and cash equivalents	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	6,000,000	6,000,000	6,000,000	50,000,000	(2,000,000)
Cash and cash equivalents, beginning of period	80,000,000	74,000,000	74,000,000	24,000,000	26,000,000
Cash and cash equivalents, end of period	86,000,000	80,000,000	80,000,000	74,000,000	24,000,000
Non-Guarantor Subsidiaries [Member]
Net cash used in operating activities	22,000,000	14,000,000	74,000,000	24,000,000	650,000,000
Investing Activities
Property and equipment additions	0	(1,000,000)	(1,000,000)	(1,000,000)	0
Net assets acquired (net of cash acquired) and acquisition-related payments	0	0	0	0	0
Proceeds from sale of assets				0
(Purchases of) proceeds from certificates of deposits, net	0	9,000,000	8,000,000	(9,000,000)
Change in restricted cash	(3,000,000)	1,000,000	5,000,000		(2,000,000)
Intercompany dividend					0
Intercompany note receivable	0	0	0		0
Other, net	0	0	0
Net cash provided by (used in) investing activities	(3,000,000)	9,000,000	12,000,000	(10,000,000)	(2,000,000)
Financing Activities
Net change in revolving credit facilities	(3,000,000)	0	0	7,000,000	0
Repayments of Senior Debt	0	0
Proceeds from the issuance of First and a Half Lien Notes	0	0	0
Proceeds from term loan extensions		0	0
Proceeds from issuance of First/Second Lien Loans	0				0
Repayments of term loan credit facility			0	0	0
Repayment of prior securitization obligations			(299,000,000)
Proceeds from new securitization obligations			295,000,000
Net change in securitization obligations	(61,000,000)	(4,000,000)	0	27,000,000	(410,000,000)
Debt issuance costs	(1,000,000)	0	(1,000,000)		0
Intercompany dividend	(9,000,000)	(4,000,000)	(10,000,000)	(11,000,000)	(96,000,000)
Intercompany note payable	85,000,000	18,000,000	(7,000,000)		(37,000,000)
Intercompany transactions	(39,000,000)	(17,000,000)	(49,000,000)	(26,000,000)	(99,000,000)
Other, net	(2,000,000)	3,000,000	1,000,000	(3,000,000)	(3,000,000)
Net cash provided by (used in) financing activities	(30,000,000)	(4,000,000)	(70,000,000)	(6,000,000)	(645,000,000)
Effect of changes in exchange rates on cash and cash equivalents	0	1,000,000	0	1,000,000	3,000,000
Net increase (decrease) in cash and cash equivalents	(11,000,000)	20,000,000	16,000,000	9,000,000	6,000,000
Cash and cash equivalents, beginning of period	67,000,000	51,000,000	51,000,000	42,000,000	36,000,000
Cash and cash equivalents, end of period	56,000,000	71,000,000	67,000,000	51,000,000	42,000,000
Eliminations [Member]
Net cash used in operating activities	(9,000,000)	(3,000,000)	(14,000,000)	(8,000,000)	(35,000,000)
Investing Activities
Property and equipment additions	0	0	0	0	0
Net assets acquired (net of cash acquired) and acquisition-related payments	0	0	0	0	0
Proceeds from sale of assets				0
(Purchases of) proceeds from certificates of deposits, net	0	0	0	0
Change in restricted cash	0	0	0		0
Intercompany dividend					63,000,000
Intercompany note receivable	85,000,000	18,000,000	(7,000,000)		(37,000,000)
Other, net	0	0	0
Net cash provided by (used in) investing activities	85,000,000	18,000,000	(7,000,000)	0	(100,000,000)
Financing Activities
Net change in revolving credit facilities	0	0	0	0	0
Repayments of Senior Debt	0	0
Proceeds from the issuance of First and a Half Lien Notes	0	0	0
Proceeds from term loan extensions		0	0
Proceeds from issuance of First/Second Lien Loans	0				0
Repayments of term loan credit facility			0	0	0
Repayment of prior securitization obligations			0
Proceeds from new securitization obligations			0
Net change in securitization obligations	0	0	0	0	0
Debt issuance costs	0	0	0		0
Intercompany dividend	9,000,000	4,000,000	10,000,000	11,000,000	96,000,000
Intercompany note payable	(85,000,000)	(18,000,000)	7,000,000		37,000,000
Intercompany transactions	0	0	0	0	0
Other, net	0	0	0	0	0
Net cash provided by (used in) financing activities	(76,000,000)	(14,000,000)	17,000,000	11,000,000	133,000,000
Effect of changes in exchange rates on cash and cash equivalents	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	0	1,000,000	(4,000,000)	3,000,000	(2,000,000)
Cash and cash equivalents, beginning of period	(6,000,000)	(2,000,000)	(2,000,000)	(5,000,000)	(3,000,000)
Cash and cash equivalents, end of period	$ (6,000,000)	$ (1,000,000)	$ (6,000,000)	$ (2,000,000)	$ (5,000,000)

Subsequent Events (Details)	6 Months Ended		12 Months Ended							12 Months Ended								0 Months Ended																																																							0 Months Ended	12 Months Ended					0 Months Ended	1 Months Ended	12 Months Ended		0 Months Ended		6 Months Ended													0 Months Ended							0 Months Ended		12 Months Ended				0 Months Ended														12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended			6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended																			0 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2011 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Sep. 04, 2012 USD ($)	Dec. 31, 2011 Pro Forma [Member] USD ($)	Sep. 24, 2009 Second Lien Loans [Member] USD ($)	Dec. 31, 2011 12.00% Interest Rate [Member] USD ($)	Dec. 31, 2011 Line of Credit [Member] USD ($)	Jun. 30, 2012 Line of Credit [Member] USD ($)	Dec. 31, 2010 Line of Credit [Member] USD ($)	Sep. 04, 2012 Convertible Notes Payable [Member] 11.00% Interest Rate [Member] USD ($)	Jun. 30, 2012 Convertible Notes Payable [Member] 11.00% Interest Rate [Member] USD ($)	Dec. 31, 2011 Convertible Notes Payable [Member] 11.00% Interest Rate [Member] USD ($)	Dec. 31, 2010 Convertible Notes Payable [Member] 11.00% Interest Rate [Member] USD ($)	Dec. 31, 2011 Convertible Notes Payable [Member] 11.00% Interest Rate [Member] Pro Forma [Member] USD ($)	Apr. 16, 2012 Senior Toggle Notes [Member] USD ($)	Apr. 16, 2012 Senior Toggle Notes [Member] 11.00%/11.75% Interest Rate [Member] USD ($)	Jun. 30, 2012 Senior Toggle Notes [Member] 11.00%/11.75% Interest Rate [Member] USD ($)	Dec. 31, 2011 Senior Toggle Notes [Member] 11.00%/11.75% Interest Rate [Member] USD ($)	Dec. 31, 2010 Senior Toggle Notes [Member] 11.00%/11.75% Interest Rate [Member] USD ($)	Dec. 31, 2011 Senior Toggle Notes [Member] 11.00%/11.75% Interest Rate [Member] Pro Forma [Member] USD ($)	Jun. 30, 2012 Collateralized Lien Obligations [Member] First Lien Notes [Member] USD ($)	Feb. 02, 2012 Collateralized Lien Obligations [Member] First Lien Notes [Member] USD ($)	Dec. 31, 2011 Collateralized Lien Obligations [Member] First Lien Notes [Member] USD ($)	Dec. 31, 2011 Collateralized Lien Obligations [Member] First Lien Notes [Member] Pro Forma [Member] USD ($)	Jun. 30, 2012 Collateralized Lien Obligations [Member] Existing First and Half Lien Notes [Member] USD ($)	Dec. 31, 2011 Collateralized Lien Obligations [Member] Existing First and Half Lien Notes [Member] USD ($)	Dec. 31, 2010 Collateralized Lien Obligations [Member] Existing First and Half Lien Notes [Member] USD ($)	Dec. 31, 2011 Collateralized Lien Obligations [Member] Existing First and Half Lien Notes [Member] Pro Forma [Member] USD ($)	Jun. 30, 2012 Collateralized Lien Obligations [Member] New First and Half Lien Notes [Member] USD ($)	Feb. 02, 2012 Collateralized Lien Obligations [Member] New First and Half Lien Notes [Member] USD ($)	Dec. 31, 2011 Collateralized Lien Obligations [Member] New First and Half Lien Notes [Member] USD ($)	Dec. 31, 2011 Collateralized Lien Obligations [Member] New First and Half Lien Notes [Member] Pro Forma [Member] USD ($)	Jun. 30, 2012 Collateralized Lien Obligations [Member] Second Lien Loans [Member] USD ($)	Dec. 31, 2011 Collateralized Lien Obligations [Member] Second Lien Loans [Member] USD ($)	Dec. 31, 2010 Collateralized Lien Obligations [Member] Second Lien Loans [Member] USD ($)	Oct. 31, 2009 Collateralized Lien Obligations [Member] Second Lien Loans [Member] USD ($)	Dec. 31, 2011 Collateralized Lien Obligations [Member] Second Lien Loans [Member] Pro Forma [Member] USD ($)	Jun. 30, 2012 Senior Notes [Member] 10.50% Interest Rate [Member] USD ($)	Dec. 31, 2011 Senior Notes [Member] 10.50% Interest Rate [Member] USD ($)	Dec. 31, 2010 Senior Notes [Member] 10.50% Interest Rate [Member] USD ($)	Dec. 31, 2011 Senior Notes [Member] 10.50% Interest Rate [Member] Pro Forma [Member] USD ($)	Jun. 30, 2012 Senior Notes [Member] 11.50% Interest Rate [Member] USD ($)	Dec. 31, 2011 Senior Notes [Member] 11.50% Interest Rate [Member] USD ($)		Dec. 31, 2010 Senior Notes [Member] 11.50% Interest Rate [Member] USD ($)	Dec. 31, 2011 Senior Notes [Member] 11.50% Interest Rate [Member] Pro Forma [Member] USD ($)		Jun. 30, 2012 Senior Notes [Member] 12.00% Interest Rate [Member] USD ($)	Dec. 31, 2011 Senior Notes [Member] 12.00% Interest Rate [Member] USD ($)		Dec. 31, 2010 Senior Notes [Member] 12.00% Interest Rate [Member] USD ($)	Dec. 31, 2011 Senior Notes [Member] 12.00% Interest Rate [Member] Pro Forma [Member] USD ($)		Jun. 30, 2012 Senior Subordinated Notes [Member] 13.375% Interest Rate [Member] USD ($)	Dec. 31, 2011 Senior Subordinated Notes [Member] 13.375% Interest Rate [Member] USD ($)	Dec. 31, 2010 Senior Subordinated Notes [Member] 13.375% Interest Rate [Member] USD ($)	Dec. 31, 2011 Senior Subordinated Notes [Member] 13.375% Interest Rate [Member] Pro Forma [Member] USD ($)	Jun. 30, 2012 Senior Subordinated Notes [Member] 12.375% Interest Rate [Member] USD ($)	Dec. 31, 2011 Senior Subordinated Notes [Member] 12.375% Interest Rate [Member] USD ($)		Dec. 31, 2010 Senior Subordinated Notes [Member] 12.375% Interest Rate [Member] USD ($)	Dec. 31, 2011 Senior Subordinated Notes [Member] 12.375% Interest Rate [Member] Pro Forma [Member] USD ($)		Jun. 30, 2012 Other Bank Indebtedness [Member] USD ($)	Dec. 31, 2011 Other Bank Indebtedness [Member] USD ($)		Dec. 31, 2010 Other Bank Indebtedness [Member] USD ($)	Dec. 31, 2011 Other Bank Indebtedness [Member] Pro Forma [Member] USD ($)		Feb. 02, 2012 Secured Debt [Member] Extended Revolving Credit Facility [Member] USD ($)	Dec. 31, 2011 Secured Debt [Member] Extended Revolving Credit Facility [Member] USD ($)		Jun. 30, 2012 Secured Debt [Member] Extended Revolving Credit Facility [Member] USD ($)	Feb. 27, 2012 Secured Debt [Member] Extended Revolving Credit Facility [Member] USD ($)	Dec. 31, 2010 Secured Debt [Member] Extended Revolving Credit Facility [Member] USD ($)	Feb. 02, 2012 Secured Debt [Member] Extended Revolving Credit Facility [Member] Subsequent Event [Member] USD ($)	Jan. 31, 2012 Secured Debt [Member] Extended Revolving Credit Facility [Member] Pro Forma [Member] USD ($)	Dec. 31, 2011 Secured Debt [Member] Extended Revolving Credit Facility [Member] Pro Forma [Member] USD ($)		Feb. 02, 2012 Secured Debt [Member] Revolving Credit Facility [Member] USD ($)	Feb. 02, 2012 Secured Debt [Member] Revolving Credit Facility [Member] Subsequent Event [Member] USD ($)	Jun. 30, 2012 Secured Debt [Member] Letters of Credit [Member] USD ($)	Feb. 27, 2012 Secured Debt [Member] Letters of Credit [Member] USD ($)	Jun. 30, 2012 Secured Debt [Member] Extended term loan facility [Member] USD ($)	Dec. 31, 2011 Secured Debt [Member] Extended term loan facility [Member] USD ($)		Dec. 31, 2010 Secured Debt [Member] Extended term loan facility [Member] USD ($)	Dec. 31, 2011 Secured Debt [Member] Extended term loan facility [Member] Pro Forma [Member] USD ($)		Jun. 30, 2012 Secured Debt [Member] First Lien Notes [Member] USD ($)	Feb. 03, 2011 Secured Debt [Member] First Lien Notes [Member] USD ($)	Feb. 02, 2012 Secured Debt [Member] First Lien Notes [Member] Subsequent Event [Member] USD ($)	Jun. 30, 2012 Secured Debt [Member] New First and Half Lien Notes [Member] USD ($)	Feb. 02, 2012 Secured Debt [Member] New First and Half Lien Notes [Member] Subsequent Event [Member] USD ($)	Feb. 02, 2012 Secured Debt [Member] First Lien and New First and Half Lien Notes [Member] USD ($)	Feb. 02, 2012 Secured Debt [Member] First Lien and New First and Half Lien Notes [Member] Subsequent Event [Member] USD ($)	Feb. 02, 2012 Secured Debt [Member] Non-extended Term Loans [Member] USD ($)	Jun. 30, 2012 Secured Debt [Member] Non-extended Term Loans [Member] USD ($)	Dec. 31, 2011 Secured Debt [Member] Non-extended Term Loans [Member] USD ($)		Dec. 31, 2010 Secured Debt [Member] Non-extended Term Loans [Member] USD ($)	Feb. 02, 2012 Secured Debt [Member] Non-extended Term Loans [Member] Subsequent Event [Member] USD ($)	Feb. 02, 2012 Secured Debt [Member] Non-extended Revolving Credit Facility [Member] USD ($)	Dec. 31, 2011 Secured Debt [Member] Non-extended Revolving Credit Facility [Member] USD ($)		Jun. 30, 2012 Secured Debt [Member] Non-extended Revolving Credit Facility [Member] USD ($)	Dec. 31, 2010 Secured Debt [Member] Non-extended Revolving Credit Facility [Member] USD ($)	Feb. 02, 2012 Secured Debt [Member] Non-extended Revolving Credit Facility [Member] Subsequent Event [Member] USD ($)	Jun. 30, 2012 Secured Debt [Member] Apple Ridge Funding LLC [Member] USD ($)	Dec. 31, 2011 Secured Debt [Member] Apple Ridge Funding LLC [Member] USD ($)		Dec. 31, 2010 Secured Debt [Member] Apple Ridge Funding LLC [Member] USD ($)	Dec. 31, 2011 Secured Debt [Member] Apple Ridge Funding LLC [Member] Pro Forma [Member] USD ($)		Jun. 30, 2012 Secured Debt [Member] Cartus Financing Limited [Member] USD ($)	Dec. 31, 2011 Secured Debt [Member] Cartus Financing Limited [Member] USD ($)		Dec. 31, 2010 Secured Debt [Member] Cartus Financing Limited [Member] USD ($)	Dec. 31, 2011 Secured Debt [Member] Cartus Financing Limited [Member] Pro Forma [Member] USD ($)		Dec. 31, 2011 LIBOR [Member] Extended Revolving Credit Facility [Member]	Dec. 31, 2011 LIBOR [Member] Secured Debt [Member]	Jun. 30, 2012 LIBOR [Member] Secured Debt [Member] Extended Revolving Credit Facility [Member]	Dec. 31, 2011 LIBOR [Member] Secured Debt [Member] Extended Revolving Credit Facility [Member]	Jun. 30, 2012 LIBOR [Member] Secured Debt [Member] Extended term loan facility [Member]	Dec. 31, 2011 LIBOR [Member] Secured Debt [Member] Extended term loan facility [Member]	Dec. 31, 2011 Federal Funds Effective Rate [Member] Secured Debt [Member]	Jun. 30, 2012 Federal Funds Effective Rate [Member] Secured Debt [Member] Extended term loan facility [Member]	Dec. 31, 2011 Federal Funds Effective Rate [Member] Secured Debt [Member] Extended term loan facility [Member]	Dec. 31, 2011 ABR [Member] Extended Revolving Credit Facility [Member]	Dec. 31, 2011 ABR [Member] Secured Debt [Member]	Jun. 30, 2012 ABR [Member] Secured Debt [Member] Extended Revolving Credit Facility [Member]	Dec. 31, 2011 ABR [Member] Secured Debt [Member] Extended Revolving Credit Facility [Member]	Jun. 30, 2012 ABR [Member] Secured Debt [Member] Extended term loan facility [Member]	Dec. 31, 2011 ABR [Member] Secured Debt [Member] Extended term loan facility [Member]	Jun. 30, 2012 July 2013 [Member] Line of Credit [Member] USD ($)	Dec. 31, 2011 July 2013 [Member] Line of Credit [Member] USD ($)	Jun. 30, 2012 August 2012 [Member] Line of Credit [Member] USD ($)	Dec. 31, 2011 August 2012 [Member] Line of Credit [Member] USD ($)	Jun. 30, 2012 January 2013 [Member] Line of Credit [Member] USD ($)	Dec. 31, 2011 January 2013 [Member] Line of Credit [Member] USD ($)	Jun. 30, 2012 August 2015 [Member] Secured Debt [Member] Cartus Financing Limited [Member] GBP (£)	Dec. 31, 2011 August 2015 [Member] Secured Debt [Member] Cartus Financing Limited [Member] GBP (£)	Jun. 30, 2012 Working Capital Facility [Member] August 2012 [Member] Secured Debt [Member] Cartus Financing Limited [Member] GBP (£)	Dec. 31, 2011 Working Capital Facility [Member] August 2012 [Member] Secured Debt [Member] Cartus Financing Limited [Member] GBP (£)	Jun. 30, 2012 Working Capital Facility [Member] August 2015 [Member] Secured Debt [Member] Cartus Financing Limited [Member] USD ($)	Jun. 30, 2012 Working Capital Facility [Member] August 2015 [Member] Secured Debt [Member] Cartus Financing Limited [Member] GBP (£)	Dec. 31, 2011 Working Capital Facility [Member] August 2015 [Member] Secured Debt [Member] Cartus Financing Limited [Member] GBP (£)	Dec. 31, 2010 Working Capital Facility [Member] August 2015 [Member] Secured Debt [Member] Cartus Financing Limited [Member] GBP (£)	Dec. 31, 2011 Common Class A [Member]	Dec. 31, 2010 Common Class A [Member]	Dec. 31, 2011 Common Class B [Member]	Dec. 31, 2010 Common Class B [Member]	Feb. 27, 2012 Amended and Restated Holdings 2007 Stock Incentive Plan [Member] Common Class A [Member] Subsequent Event [Member]	Feb. 24, 2012 Amended and Restated Holdings 2007 Stock Incentive Plan [Member] Common Class A [Member] Subsequent Event [Member]	Feb. 24, 2012 Outstanding Options [Member] Amended and Restated Holdings 2007 Stock Incentive Plan [Member] Common Class A [Member] Subsequent Event [Member]	Feb. 24, 2012 Future Stock Awards [Member] Amended and Restated Holdings 2007 Stock Incentive Plan [Member] Common Class A [Member] Subsequent Event [Member]	Sep. 04, 2012 Other Holders [Member] Convertible Notes Payable [Member] 11.00% Interest Rate [Member] USD ($)	Sep. 04, 2012 Significant Holders [Member] Convertible Notes Payable [Member] 11.00% Interest Rate [Member] USD ($)	Sep. 04, 2012 Per $1,000 Aggregate Principal Increment [Member] USD ($)
Subsequent Event [Line Items]
Long-term debt			$ 7,150,000,000										$ 2,100,000,000	$ 2,110,000,000	$ 2,110,000,000	$ 0	$ 2,110,000,000			$ 41,000,000	$ 52,000,000	$ 468,000,000	$ 52,000,000	$ 593,000,000	$ 593,000,000	$ 0	$ 593,000,000	$ 700,000,000	$ 700,000,000	$ 0	$ 700,000,000	$ 325,000,000	$ 325,000,000	$ 0	$ 325,000,000	$ 650,000,000	$ 650,000,000	$ 650,000,000	$ 150,000,000	$ 650,000,000	$ 64,000,000	$ 64,000,000	$ 1,688,000,000	$ 64,000,000	$ 489,000,000	$ 489,000,000	[1]	$ 0	$ 489,000,000	[1]	$ 129,000,000	$ 129,000,000	[2]	$ 0	$ 129,000,000	[2]	$ 10,000,000	$ 10,000,000	$ 0	$ 10,000,000	$ 188,000,000	$ 187,000,000	[3]	$ 864,000,000	$ 187,000,000	[3]								$ 97,000,000	[4],[5]	$ 109,000,000	$ 55,000,000	$ 0			$ 97,000,000	[4],[6]				$ 81,000,000	$ 1,822,000,000	$ 1,822,000,000	[7]	$ 0	$ 1,822,000,000	[7]	$ 593,000,000	$ 700,000,000	$ 593,000,000	$ 325,000,000	$ 325,000,000				$ 0	$ 629,000,000	[7]	$ 3,059,000,000			$ 78,000,000	[4],[5]	$ 0	$ 0																																																			$ 127,000,000	$ 1,900,000,000
Lock-up Period						180 days
Induced Conversion Shares						0.125
Induced Conversion - Cash Payment						105,000,000																																																																																																																																																													1,000
Induced Conversion - Cash Payment per $1000 Aggregate Principal Amount																																																																																																																																																																			55
Interest rate, stated percentage														11.00%	11.00%					11.00%	11.00%			7.63%		7.63%		7.88%	7.88%			9.00%		9.00%		13.50%	13.50%				10.50%	10.50%			11.50%	11.50%	[1]				12.00%	12.00%	[2]				13.38%	13.38%			12.38%	12.38%	[3]																																7.63%		9.00%
Proceeds from term loan extension	0	98,000,000	98,000,000	0	0																																																																																													918,000,000	918,000,000
Repayments of Long-term Debt										25,000,000									11,000,000																																																																																	629,000,000					629,000,000
Repayments of senior secured credit facilities	640,000,000	703,000,000	706,000,000	32,000,000	32,000,000													11,000,000																																																							156,000,000						156,000,000				289,000,000	289,000,000																						133,000,000					133,000,000
Line of Credit Facility, Maximum Borrowing Capacity																																																																										363,000,000	[4],[5],[6]	363,000,000												1,822,000,000	[7]													629,000,000	[7]				289,000,000	[4],[5]
Maximum borrowing capacity, notes								150,000,000	2,742,000,000	125,000,000	100,000,000			2,110,000,000	2,110,000,000					41,000,000	52,000,000			593,000,000		593,000,000		700,000,000	700,000,000			325,000,000		325,000,000		650,000,000	650,000,000				64,000,000	64,000,000			492,000,000	492,000,000	[1]				130,000,000	130,000,000	[2]				10,000,000	10,000,000			190,000,000	190,000,000	[3]				108,000,000	133,000,000	[8],[9]																		1,822,000,000	1,822,000,000	[7]																																																				8,000,000				35,000,000	35,000,000	5,000,000	5,000,000	8,000,000	5,000,000	5,000,000	5,000,000
Maximum borrowing capacity, securitized obligations																																																																																																																400,000,000	400,000,000	[10]				63,000,000	62,000,000	[10],[11]
Total borrowing capacity	8,061,000,000		8,096,000,000
Short-term debt										125,000,000	105,000,000	155,000,000																																																								133,000,000	[8]	163,000,000	133,000,000	[9]																																																																			50,000,000	75,000,000	5,000,000	8,000,000	50,000,000	50,000,000
Securitization obligations	267,000,000		327,000,000	331,000,000																																																																																																												245,000,000	296,000,000	[10]	296,000,000	296,000,000	[10]	22,000,000	31,000,000	[10],[11]	35,000,000	31,000,000	[10],[11]
Total long-term and short-term debt	7,602,000,000		7,477,000,000	7,223,000,000			7,688,000,000
Available Capacity	364,000,000		493,000,000				307,000,000							0	0		0			0	0		0	0			0	0	0		0	0			0	0	0			0	0	0		0	0	0	[1]		0	[1]	0	0	[2]		0	[2]	0	0		0	0	0	[3]		0	[3]	3,000,000	0	[8]		0	[9]		200,000,000	[4],[5]	165,000,000					172,000,000	[4],[6]					0	0	[7]		0	[7]										0	[7]				158,000,000	[4],[5]				155,000,000	104,000,000	[10]		104,000,000	[10]	41,000,000	31,000,000	[10],[11]		31,000,000	[10],[11]
Increase (decrease) in unused borrowing capacity																																																																										66,000,000						(25,000,000)	(94,000,000)				89,000,000																						53,000,000
Description of variable interest rate basis			LIBOR																																																																																																																										LIBOR	LIBOR	LIBOR	LIBOR	LIBOR		Federal Funds Effective Rate	Federal Funds Effective Rate			ABR	ABR	JPMorgan Chase Bank, N.A.’s prime rate (“ABR”)	JPMorgan Chase Bank, N.A.’s prime rate (“ABR”)
Basis spread on variable interest rate																																																																																																																												3.25%	3.00%	3.25%	2.25%	4.25%	4.25%	0.50%	1.75%	1.75%	2.25%	2.00%	2.25%	1.25%	3.25%	3.25%
Debt instrument, unamortized discount																																													$ 3,000,000	$ 3,000,000					$ 1,000,000	$ 1,000,000									$ 2,000,000	$ 3,000,000
Common shares reserved for future issuance																																																																																																																																																														900,000	700,000	200,000
Increase (decrease) in number of shares authorized for stock incentive plan																																																																																																																																																													800,000
Number of shares authorized for stock incentive plan																																																																																																																																																													1,700,000
Common Stock, Shares, Outstanding																																																																																																																																																									4,200	0	8,017,080	8,017,240

[1]	Consists of $492 million of 11.50% Senior Notes due 2017, less a discount of $3 million.
[2]	Consists of $130 million of 12.00% Senior Notes due 2017, less a discount of $1 million.
[3]	Consists of $190 million of 12.375% Senior Subordinated Notes due 2015, less a discount of $3 million.
[4]	Interest rates with respect to revolving loans under the senior secured credit facility are based on, at Realogy’s option, adjusted LIBOR plus 2.25% (or with respect to the extended revolving loans, 3.25%) or ABR plus 1.25% (or with respect to the extended revolving loans, 2.25%) in each case subject to reductions based on the attainment of certain leverage ratios.
[5]	The available capacity under these facilities was reduced by $53 million and $66 million of outstanding letters of credit on the non-extended and the extended revolving credit facility, respectively, at December 31, 2011. On February 2, 2012, the Company completed the 2012 Senior Secured Notes Offering (described below) which, among other things, terminated availability under the non-extended revolving credit facility. On February 27, 2012, the Company had $55 million outstanding on the extended revolving credit facility and $81 million of outstanding letters of credit.
[6]	The available capacity under this facility was reduced by $94 million of outstanding letters of credit after taking into consideration the $25 million reduction in letters of credit backed revolving credit borrowings that occurred in January 2012. On February 27, 2012, the Company had $55 million outstanding on the extended revolving credit facility and $81 million of outstanding letters of credit.
[7]	Interest rates with respect to term loans under the senior secured credit facility are based on, at Realogy’s option, (a) adjusted LIBOR plus 3.0% (or with respect to the extended term loans, 4.25%) or (b) the higher of the Federal Funds Effective Rate plus 0.5% (or with respect to the extended term loans, 1.75%) and JPMorgan Chase Bank, N.A.’s prime rate (“ABR”) plus 2.0% (or with respect to the extended term loans, 3.25%).
[8]	Consists of revolving credit facilities that are supported by letters of credit issued under the senior secured credit facility, $75 million due in July 2012, $8 million due in August 2012 and $50 million due in January 2013. In January 2012, Realogy repaid $25 million of the outstanding borrowings and reduced the capacity of the credit facility due in July 2012 by $25 million.
[9]	Consists of revolving credit facilities that are supported by letters of credit issued under the senior secured credit facility, $75 million due in July 2012, $8 million due in August 2012 and $50 million due in January 2013.
[10]	Available capacity is subject to maintaining sufficient relocation related assets to collateralize these securitization obligations.
[11]	Consists of a £35 million facility which expires in August 2015 and a £5 million working capital facility which expires in August 2012.